UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1:	Schedule of Investments

Vanguard 500 Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stock (99.5%)

Consumer Discretionary (8.6%)
McDonald's Corp.	10,946,880	610,507
The Walt Disney Co.	17,899,032	561,672
Comcast Corp. Class A	28,470,798	550,625
Time Warner, Inc.	33,994,856	476,608
Home Depot, Inc.	16,041,600	448,684
News Corp., Class A	21,860,813	409,890
Target Corp.	7,782,200	394,402
Lowe's Cos., Inc.	13,902,692	318,928
NIKE, Inc. Class B	3,639,352	247,476
* Viacom Inc. Class B	6,020,335	238,526
* Amazon.com, Inc.	2,932,020	209,053
Johnson Controls, Inc.	5,644,134	190,772
Yum! Brands, Inc.	4,519,712	168,178
* DIRECTV Group, Inc.	6,783,783	168,170
Carnival Corp.	4,149,247	167,962
Staples, Inc.	6,675,942	147,605
CBS Corp.	6,399,744	141,306
Best Buy Co., Inc.	3,349,424	138,867
Clear Channel Communications, Inc.	4,730,814	138,234
TJX Cos., Inc.	4,153,791	137,366
Omnicom Group Inc.	3,047,462	134,637
* Kohl's Corp.	2,981,396	127,872
* Starbucks Corp.	6,904,349	120,826
* Ford Motor Co.	20,977,614	119,992
International Game Technology	2,979,829	119,819
The McGraw-Hill Cos., Inc.	3,068,296	113,374
^ General Motors Corp.	5,380,388	102,496
Fortune Brands, Inc.	1,464,349	101,772
* Coach, Inc.	3,345,117	100,855
Marriott International, Inc. Class A	2,860,529	98,288
Macy's Inc.	4,088,897	94,290
Starwood Hotels & Resorts Worldwide, Inc.	1,789,756	92,620
Harley-Davidson, Inc.	2,280,778	85,529
The Gap, Inc.	4,322,701	85,071
* GameStop Corp. Class A	1,530,059	79,119
J.C. Penney Co., Inc. (Holding Co.)	2,095,406	79,018
* Bed Bath & Beyond, Inc.	2,503,266	73,846
*^ Sears Holdings Corp.	689,465	70,387
Mattel, Inc.	3,466,201	68,977
VF Corp.	832,224	64,506
H & R Block, Inc.	3,090,265	64,154
Genuine Parts Co.	1,586,459	63,807
Gannett Co., Inc.	2,194,368	63,746
Whirlpool Corp.	730,598	63,401
Newell Rubbermaid, Inc.	2,621,858	59,962
Abercrombie & Fitch Co.	814,657	59,584
* The Goodyear Tire & Rubber Co.	2,267,177	58,493
* Apollo Group, Inc. Class A	1,292,800	55,849
Nordstrom, Inc.	1,701,593	55,472
Sherwin-Williams Co.	985,999	50,325
Limited Brands, Inc.	2,938,894	50,255
Tiffany & Co.	1,199,115	50,171
Eastman Kodak Co.	2,704,305	47,785
* AutoZone Inc.	417,293	47,500
Darden Restaurants Inc.	1,357,002	44,170
* Expedia, Inc.	1,964,072	42,994
D. R. Horton, Inc.	2,572,956	40,524
Black & Decker Corp.	591,421	39,093
Hasbro, Inc.	1,389,460	38,766
* Interpublic Group of Cos., Inc.	4,413,349	37,116
Washington Post Co. Class B	54,773	36,232
* IAC/InterActiveCorp	1,743,558	36,196
E.W. Scripps Co. Class A	847,968	35,623
The Stanley Works	743,958	35,427
Wyndham Worldwide Corp.	1,688,362	34,915
Polo Ralph Lauren Corp.	559,824	32,632
Pulte Homes, Inc.	2,000,020	29,100
* Office Depot, Inc.	2,582,942	28,542
Centex Corp.	1,161,421	28,118
Snap-On Inc.	545,645	27,746
Family Dollar Stores, Inc.	1,334,509	26,023
^ New York Times Co. Class A	1,353,331	25,551
Harman International Industries, Inc.	571,325	24,875
Lennar Corp. Class A	1,310,617	24,653
Leggett & Platt, Inc.	1,614,229	24,617
RadioShack Corp.	1,242,985	20,199
* AutoNation, Inc.	1,304,383	19,527
* Big Lots Inc.	859,074	19,157
Wendy's International, Inc.	821,305	18,939
^ KB Home	719,987	17,805
Liz Claiborne, Inc.	944,011	17,134
Meredith Corp.	360,264	13,780
OfficeMax, Inc.	709,205	13,574
Brunswick Corp.	836,178	13,354
Jones Apparel Group, Inc.	805,484	10,810
^ Dillard's Inc.	544,907	9,378
Comcast Corp. Special Class A	150,777	2,860
* Viacom Inc. Class A	71,693	2,841
CBS Corp. Class A	71,693	1,584
Circuit City Stores, Inc.	360,294	1,434
News Corp., Class B	9,800	187

		9,464,105

Consumer Staples (11.0%)
The Procter & Gamble Co.	29,253,077	2,049,763
Wal-Mart Stores, Inc.	22,459,866	1,183,186
The Coca-Cola Co.	18,998,163	1,156,418
PepsiCo, Inc.	15,225,802	1,099,303
Philip Morris International Inc.	20,040,432	1,013,645
CVS/Caremark Corp.	13,610,616	551,366
Kraft Foods Inc.	14,607,595	452,982
Altria Group, Inc.	20,040,432	444,898
Colgate-Palmolive Co.	4,846,069	377,557
Walgreen Co.	9,423,567	358,944
Anheuser-Busch Cos., Inc.	6,797,874	322,559
Costco Wholesale Corp.	4,132,608	268,496
Kimberly-Clark Corp.	3,994,642	257,854
Archer-Daniels-Midland Co.	6,117,475	251,795
General Mills, Inc.	3,200,941	191,672
Sysco Corp.	5,741,693	166,624
The Kroger Co.	6,430,925	163,345
Avon Products, Inc.	4,050,736	160,166
H.J. Heinz Co.	2,995,655	140,706
Kellogg Co.	2,492,936	131,029
Safeway, Inc.	4,176,679	122,586
ConAgra Foods, Inc.	4,634,459	110,995
Wm. Wrigley Jr. Co.	1,641,685	103,163
Sara Lee Corp.	6,845,664	95,702
Reynolds American Inc.	1,616,235	95,406
UST, Inc.	1,420,816	77,463
The Clorox Co.	1,319,901	74,759
Campbell Soup Co.	2,102,614	71,384
Molson Coors Brewing Co. Class B	1,305,836	68,648
Coca-Cola Enterprises, Inc.	2,729,884	66,063
SuperValu Inc.	2,010,548	60,276
The Hershey Co.	1,588,149	59,826
Brown-Forman Corp. Class B	817,078	54,107
The Estee Lauder Cos. Inc. Class A	1,077,172	49,388
McCormick & Co., Inc.	1,211,197	44,778
The Pepsi Bottling Group, Inc.	1,314,111	44,562
^ Whole Foods Market, Inc.	1,320,763	43,546
Tyson Foods, Inc.	2,599,045	41,455
* Constellation Brands, Inc. Class A	1,818,352	32,130
Dean Foods Co.	1,419,024	28,508
Wm. Wrigley Jr. Co. Class B	415,980	25,874

		12,112,927

Energy (13.2%)
ExxonMobil Corp.	50,854,598	4,301,282
Chevron Corp.	19,739,777	1,684,987
ConocoPhillips Co.	14,842,880	1,131,176
Schlumberger Ltd.	11,384,758	990,474
Occidental Petroleum Corp.	7,823,181	572,422
Devon Energy Corp.	4,224,161	440,707
* Transocean, Inc.	3,020,349	408,351
Apache Corp.	3,165,222	382,422
Halliburton Co.	8,366,298	329,047
Marathon Oil Corp.	6,739,152	307,305
XTO Energy, Inc.	4,850,895	300,076
EOG Resources, Inc.	2,348,037	281,764
Anadarko Petroleum Corp.	4,449,179	280,432
Valero Energy Corp.	5,082,146	249,584
Hess Corp.	2,651,366	233,797
* Weatherford International Ltd.	3,224,574	233,685
Baker Hughes, Inc.	2,940,906	201,452
Chesapeake Energy Corp.	4,348,629	200,689
* National Oilwell Varco Inc.	3,393,365	198,105
Williams Cos., Inc.	5,560,908	183,399
Murphy Oil Corp.	1,803,506	148,140
Spectra Energy Corp.	6,012,217	136,778
Peabody Energy Corp.	2,576,033	131,378
Noble Corp.	2,553,617	126,838
Smith International, Inc.	1,908,689	122,595
CONSOL Energy, Inc.	1,734,771	120,029
Noble Energy, Inc.	1,633,323	118,906
El Paso Corp.	6,660,744	110,835
* Nabors Industries, Inc.	2,677,076	90,405
Range Resources Corp.	1,424,720	90,398
* Cameron International Corp.	2,063,400	85,920
ENSCO International, Inc.	1,369,361	85,749
BJ Services Co.	2,784,353	79,382
Sunoco, Inc.	1,111,475	58,319
Rowan Cos., Inc.	1,041,470	42,888
Tesoro Corp.	1,291,176	38,735

		14,498,451

Financials (16.7%)
Bank of America Corp.	42,225,539	1,600,770
JPMorgan Chase & Co.	32,285,842	1,386,677
Citigroup, Inc.	49,488,610	1,060,046
American International Group, Inc.	23,976,053	1,036,964
Wells Fargo & Co.	31,337,635	911,925
The Goldman Sachs Group, Inc.	3,754,496	620,956
U.S. Bancorp	16,441,967	532,062
Wachovia Corp.	18,839,545	508,668
American Express Co.	10,989,200	480,448
Morgan Stanley	10,499,744	479,838
Bank of New York Mellon Corp.	10,849,254	452,739
MetLife, Inc.	6,740,936	406,209
Merrill Lynch & Co., Inc.	9,235,138	376,240
Prudential Financial, Inc.	4,239,416	331,734
AFLAC Inc.	4,512,799	293,106
State Street Corp.	3,682,869	290,947
The Travelers Cos., Inc.	5,896,522	282,149
The Allstate Corp.	5,327,155	256,023
Fannie Mae	9,298,988	244,749
CME Group, Inc.	506,827	237,753
The Hartford Financial Services Group Inc.	2,984,800	226,158
PNC Financial Services Group	3,239,258	212,398
Simon Property Group, Inc. REIT	2,120,114	196,980
Lehman Brothers Holdings, Inc.	5,043,480	189,837
SunTrust Banks, Inc.	3,334,849	183,884
Capital One Financial Corp.	3,545,514	174,510
The Chubb Corp.	3,519,461	174,143
ACE Ltd.	3,135,717	172,653
Loews Corp.	4,179,036	168,081
Charles Schwab Corp.	8,925,205	168,062
BB&T Corp.	5,190,227	166,399
Freddie Mac	6,141,149	155,494
NYSE Euronext	2,518,804	155,435
Franklin Resources Corp.	1,494,869	144,987
ProLogis REIT	2,454,417	144,467
The Principal Financial Group, Inc.	2,469,674	137,610
Lincoln National Corp.	2,514,866	130,773
Regions Financial Corp.	6,562,472	129,609
T. Rowe Price Group Inc.	2,507,043	125,352
Northern Trust Corp.	1,824,395	121,268
Marsh & McLennan Cos., Inc.	4,952,273	120,588
Aon Corp.	2,904,154	116,747
Ameriprise Financial, Inc.	2,157,341	111,858
Vornado Realty Trust REIT	1,282,979	110,606
Equity Residential REIT	2,562,261	106,308
Fifth Third Bancorp	5,048,287	105,610
Public Storage, Inc. REIT	1,183,723	104,902
Boston Properties, Inc. REIT	1,135,810	104,574
Progressive Corp. of Ohio	6,448,453	103,627
General Growth Properties Inc. REIT	2,534,046	96,725
Kimco Realty Corp. REIT	2,403,435	94,143
Genworth Financial Inc.	4,146,446	93,876
* IntercontinentalExchange Inc.	666,748	87,011
Hudson City Bancorp, Inc.	4,919,423	86,975
^ Washington Mutual, Inc.	8,389,049	86,407
KeyCorp	3,790,324	83,198
Host Hotels & Resorts Inc. REIT	4,976,432	79,225
HCP, Inc. REIT	2,226,340	75,273
Discover Financial Services	4,548,963	74,467
Unum Group	3,297,846	72,586
Leucadia National Corp.	1,598,402	72,280
Legg Mason Inc.	1,281,453	71,736
Avalonbay Communities, Inc. REIT	730,385	70,497
Moody's Corp.	1,955,067	68,095
* SLM Corp.	4,434,992	68,077
Plum Creek Timber Co. Inc. REIT	1,628,490	66,280
^ American Capital Strategies, Ltd.	1,854,462	63,348
Cincinnati Financial Corp.	1,569,812	59,716
National City Corp.	5,983,331	59,534
M & T Bank Corp.	731,921	58,905
Marshall & Ilsley Corp.	2,488,347	57,730
Assurant, Inc.	902,415	54,921
Torchmark Corp.	871,688	52,397
Comerica, Inc.	1,428,139	50,099
XL Capital Ltd. Class A	1,684,884	49,788
Developers Diversified Realty Corp. REIT	1,135,352	47,549
Zions Bancorp	1,023,898	46,639
Safeco Corp.	852,997	37,430
Huntington Bancshares Inc.	3,437,148	36,949
* CB Richard Ellis Group, Inc.	1,651,826	35,746
Janus Capital Group Inc.	1,404,215	32,676
Federated Investors, Inc.	819,953	32,109
Sovereign Bancorp, Inc.	3,395,037	31,642
Apartment Investment & Management Co. Class A REIT	872,005	31,226
^ Countrywide Financial Corp.	5,443,919	29,942
^ MBIA, Inc.	1,997,467	24,409
CIT Group Inc.	1,793,838	21,257
*^ E*TRADE Financial Corp.	4,371,745	16,875
^ First Horizon National Corp.	1,183,724	16,584
^ Ambac Financial Group, Inc.	2,706,458	15,562
Toronto Dominion Bank	198,733	12,192
^ MGIC Investment Corp.	1,130,128	11,900
^ Bear Stearns Co., Inc.	1,090,580	11,440

		18,398,339

Health Care (11.7%)
Johnson & Johnson	26,925,290	1,746,644
Pfizer Inc.	64,266,526	1,345,098
Abbott Laboratories	14,693,022	810,320
Merck & Co., Inc.	20,582,205	781,095
Wyeth	12,717,928	531,101
Medtronic, Inc.	10,674,920	516,346
Eli Lilly & Co.	9,402,533	485,077
* Gilead Sciences, Inc.	8,829,465	454,982
* Amgen, Inc.	10,338,423	431,939
UnitedHealth Group Inc.	11,894,977	408,711
Bristol-Myers Squibb Co.	18,814,964	400,759
Baxter International, Inc.	6,030,569	348,689
* Celgene Corp.	4,093,431	250,886
* WellPoint Inc.	5,151,448	227,333
* Thermo Fisher Scientific, Inc.	3,983,636	226,430
Schering-Plough Corp.	15,408,474	222,036
* Medco Health Solutions, Inc.	4,980,096	218,078
Covidien Ltd.	4,740,837	209,782
Becton, Dickinson & Co.	2,319,918	199,165
Aetna Inc.	4,724,360	198,848
* Genzyme Corp.	2,544,006	189,630
Cardinal Health, Inc.	3,389,614	177,989
* Biogen Idec Inc.	2,830,284	174,600
* Zimmer Holdings, Inc.	2,215,993	172,537
* Boston Scientific Corp.	12,766,644	164,307
Allergan, Inc.	2,899,526	163,504
* Express Scripts Inc.	2,403,188	154,573
Stryker Corp.	2,266,897	147,462
McKesson Corp.	2,750,636	144,051
* St. Jude Medical, Inc.	3,270,192	141,240
* Forest Laboratories, Inc.	2,947,888	117,945
CIGNA Corp.	2,661,495	107,977
C.R. Bard, Inc.	962,829	92,817
* Laboratory Corp. of America Holdings	1,050,343	77,389
* Humana Inc.	1,617,552	72,563
Quest Diagnostics, Inc.	1,482,087	67,094
* Hospira, Inc.	1,508,327	64,511
AmerisourceBergen Corp.	1,545,739	63,344
* Coventry Health Care Inc.	1,464,110	59,077
* Varian Medical Systems, Inc.	1,182,422	55,385
* Waters Corp.	948,506	52,832
Applera Corp.-Applied Biosystems Group	1,590,473	52,263
* Barr Pharmaceuticals Inc.	1,012,810	48,929
* Patterson Cos.	1,229,522	44,632
IMS Health, Inc.	1,742,775	36,616
* Millipore Corp.	523,053	35,259
^ Mylan Inc.	2,855,514	33,124
* Watson Pharmaceuticals, Inc.	964,548	28,281
PerkinElmer, Inc.	1,127,162	27,334
* Tenet Healthcare Corp.	4,453,031	25,204
* King Pharmaceuticals, Inc.	2,293,606	19,954

		12,825,742

Industrials (12.1%)
General Electric Co.	94,918,546	3,512,935
United Parcel Service, Inc.	9,832,093	717,939
United Technologies Corp.	9,332,813	642,284
The Boeing Co.	7,270,098	540,677
3M Co.	6,733,841	532,984
Caterpillar, Inc.	5,931,352	464,366
Honeywell International Inc.	7,075,750	399,214
Emerson Electric Co.	7,483,004	385,075
Deere & Co.	4,144,704	333,400
Lockheed Martin Corp.	3,258,701	323,589
General Dynamics Corp.	3,823,454	318,761
Union Pacific Corp.	2,479,536	310,884
FedEx Corp.	2,941,701	272,607
Burlington Northern Santa Fe Corp.	2,813,706	259,480
Raytheon Co.	3,992,661	257,966
Northrop Grumman Corp.	3,212,172	249,939
CSX Corp.	3,834,254	214,987
Tyco International, Ltd.	4,609,836	203,063
Norfolk Southern Corp.	3,577,199	194,313
Danaher Corp.	2,420,464	184,028
Illinois Tool Works, Inc.	3,806,458	183,585
Waste Management, Inc.	4,708,661	158,023
PACCAR, Inc.	3,477,422	156,484
Precision Castparts Corp.	1,320,657	134,813
Textron, Inc.	2,353,959	130,456
L-3 Communications Holdings, Inc.	1,163,427	127,209
Fluor Corp.	842,147	118,877
Ingersoll-Rand Co.	2,591,509	115,529
Parker Hannifin Corp.	1,601,621	110,944
Eaton Corp.	1,392,533	110,943
Expeditors International of Washington, Inc.	2,025,986	91,534
Cummins Inc.	1,929,370	90,333
ITT Industries, Inc.	1,725,807	89,414
C.H. Robinson Worldwide Inc.	1,628,866	88,610
Rockwell Collins, Inc.	1,538,767	87,941
Southwest Airlines Co.	6,938,833	86,042
* Jacobs Engineering Group Inc.	1,153,408	84,879
Rockwell Automation, Inc.	1,410,568	80,995
Dover Corp.	1,824,358	76,222
Trane, Inc.	1,651,956	75,825
Pitney Bowes, Inc.	2,006,468	70,267
Masco Corp.	3,469,639	68,803
Goodrich Corp.	1,188,867	68,372
Cooper Industries, Inc. Class A	1,702,071	68,338
R.R. Donnelley & Sons Co.	2,028,554	61,485
* Terex Corp.	969,281	60,580
The Manitowoc Co., Inc.	1,227,629	50,087
Avery Dennison Corp.	1,006,149	49,553
W.W. Grainger, Inc.	636,298	48,607
Equifax, Inc.	1,245,518	42,945
Pall Corp.	1,150,650	40,353
Robert Half International, Inc.	1,528,358	39,340
Cintas Corp.	1,267,627	36,178
* Allied Waste Industries, Inc.	3,182,957	34,408
Ryder System, Inc.	551,552	33,595
* Monster Worldwide Inc.	1,212,863	29,363
* Raytheon Co. Warrants Exp. 6/16/11	60,569	1,814

		13,321,237

Information Technology (15.6%)
Microsoft Corp.	76,082,040	2,159,208
International Business Machines Corp.	13,158,864	1,515,112
* Cisco Systems, Inc.	56,662,107	1,364,990
* Apple Inc.	8,354,202	1,198,828
Intel Corp.	55,017,759	1,165,276
Hewlett-Packard Co.	23,433,792	1,069,987
* Google Inc.	2,204,310	970,932
* Oracle Corp.	37,595,584	735,370
QUALCOMM Inc.	15,325,697	628,354
* Dell Inc.	21,301,860	424,333
* Yahoo! Inc.	12,710,335	367,710
Corning, Inc.	14,965,394	359,768
Texas Instruments, Inc.	12,607,248	356,407
* eBay Inc.	10,603,263	316,401
* EMC Corp.	19,966,785	286,324
Applied Materials, Inc.	12,866,731	251,030
Automatic Data Processing, Inc.	4,967,729	210,582
Motorola, Inc.	21,432,898	199,326
* Adobe Systems, Inc.	5,417,176	192,797
Tyco Electronics Ltd.	4,633,168	159,010
* MEMC Electronic Materials, Inc.	2,163,105	153,364
Western Union Co.	7,123,804	151,523
* Electronic Arts Inc.	3,011,237	150,321
* Symantec Corp.	8,045,857	133,722
Xerox Corp.	8,738,530	130,816
* Juniper Networks, Inc.	4,976,893	124,422
* Sun Microsystems, Inc.	7,535,983	117,034
Paychex, Inc.	3,076,617	105,405
* NVIDIA Corp.	5,251,545	103,928
* Agilent Technologies, Inc.	3,470,055	103,512
* Broadcom Corp.	4,444,198	85,640
* Intuit, Inc.	3,145,052	84,948
CA, Inc.	3,704,194	83,344
Analog Devices, Inc.	2,793,967	82,478
Electronic Data Systems Corp.	4,837,192	80,539
* Cognizant Technology Solutions Corp.	2,744,620	79,127
* Fiserv, Inc.	1,556,337	74,844
* Autodesk, Inc.	2,181,050	68,659
* VeriSign, Inc.	2,028,411	67,424
* NetApp, Inc.	3,253,566	65,234
Linear Technology Corp.	2,113,671	64,869
Xilinx, Inc.	2,721,515	64,636
KLA-Tencor Corp.	1,720,890	63,845
* Computer Sciences Corp.	1,546,864	63,097
Fidelity National Information Services, Inc.	1,626,722	62,043
* BMC Software, Inc.	1,851,794	60,220
Microchip Technology, Inc.	1,782,898	58,354
Altera Corp.	2,921,316	53,840
* Citrix Systems, Inc.	1,792,097	52,562
* SanDisk Corp.	2,177,529	49,147
* Affiliated Computer Services, Inc. Class A	933,434	46,774
Total System Services, Inc.	1,877,927	44,432
* Akamai Technologies, Inc.	1,571,278	44,247
* Micron Technology, Inc.	7,110,223	42,448
National Semiconductor Corp.	2,156,357	39,504
* Teradata Corp.	1,691,544	37,315
*^ Advanced Micro Devices, Inc.	5,657,926	33,325
* LSI Corp.	6,284,084	31,106
Molex, Inc.	1,332,728	30,866
* JDS Uniphase Corp.	2,137,731	28,624
* Lexmark International, Inc.	890,048	27,342
* Ciena Corp.	825,781	25,459
* Tellabs, Inc.	4,120,586	22,457
* Novell, Inc.	3,278,170	20,620
* Novellus Systems, Inc.	969,346	20,405
* Teradyne, Inc.	1,640,473	20,375
* QLogic Corp.	1,293,339	19,853
* Compuware Corp.	2,703,904	19,847
* Convergys Corp.	1,235,791	18,611
Jabil Circuit, Inc.	1,960,907	18,550
* Unisys Corp.	3,273,357	14,501
Molex, Inc. Class A	4,051	89

		17,177,392

Materials (3.6%)
Monsanto Co.	5,208,964	580,799
E.I. du Pont de Nemours & Co.	8,548,655	399,735
Freeport-McMoRan Copper & Gold, Inc. Class B	3,638,396	350,086
Dow Chemical Co.	8,916,434	328,571
Alcoa Inc.	7,740,862	279,136
Praxair, Inc.	2,982,559	251,221
Newmont Mining Corp. (Holding Co.)	4,308,678	195,183
Air Products & Chemicals, Inc.	2,034,072	187,135
Nucor Corp.	2,738,054	185,476
United States Steel Corp.	1,116,049	141,593
Weyerhaeuser Co.	1,991,829	129,549
International Paper Co.	4,047,039	110,079
PPG Industries, Inc.	1,557,182	94,225
Sigma-Aldrich Corp.	1,229,163	73,320
Ecolab, Inc.	1,668,309	72,455
Allegheny Technologies Inc.	960,207	68,520
^ Vulcan Materials Co.	1,020,464	67,759
Rohm & Haas Co.	1,184,206	64,042
Eastman Chemical Co.	766,203	47,849
MeadWestvaco Corp.	1,652,507	44,981
Ball Corp.	951,397	43,707
Sealed Air Corp.	1,520,704	38,398
International Flavors & Fragrances, Inc.	770,573	33,944
* Pactiv Corp.	1,227,279	32,167
Ashland, Inc.	525,435	24,853
Bemis Co., Inc.	953,802	24,255
Hercules, Inc.	1,096,540	20,056
^ Titanium Metals Corp.	939,651	14,142

		3,903,236

Telecommunication Services (3.4%)
AT&T Inc.	57,372,427	2,197,364
Verizon Communications Inc.	27,288,895	994,680
Sprint Nextel Corp.	27,080,743	181,170
* American Tower Corp. Class A	3,846,273	150,812
^ Qwest Communications International Inc.	14,831,956	67,189
Embarq Corp.	1,457,385	58,441
Windstream Corp.	4,315,360	51,569
CenturyTel, Inc.	1,043,400	34,683
Citizens Communications Co.	3,114,077	32,667

		3,768,575

Utilities (3.6%)
Exelon Corp.	6,285,215	510,799
Southern Co.	7,268,989	258,849
FPL Group, Inc.	3,872,236	242,944
Dominion Resources, Inc.	5,464,121	223,155
Duke Energy Corp.	12,004,152	214,274
FirstEnergy Corp.	2,897,642	198,836
Entergy Corp.	1,817,155	198,215
Public Service Enterprise Group, Inc.	4,833,120	194,243
PPL Corp.	3,549,077	162,974
American Electric Power Co., Inc.	3,806,347	158,458
Edison International	3,096,800	151,805
Constellation Energy Group, Inc.	1,691,237	149,285
Sempra Energy	2,483,700	132,332
PG&E Corp.	3,381,585	124,510
* AES Corp.	6,323,585	105,414
Progress Energy, Inc.	2,472,442	103,101
Consolidated Edison Inc.	2,585,410	102,641
Questar Corp.	1,632,943	92,359
Ameren Corp.	1,983,622	87,359
Xcel Energy, Inc.	4,079,137	81,379
Allegheny Energy, Inc.	1,589,327	80,261
DTE Energy Co.	1,547,482	60,182
Pepco Holdings, Inc.	1,902,860	47,039
NiSource, Inc.	2,579,780	44,475
CenterPoint Energy Inc.	3,111,474	44,401
* Dynegy, Inc.	4,682,226	36,943
Integrys Energy Group, Inc.	712,339	33,223
Pinnacle West Capital Corp.	943,509	33,098
TECO Energy, Inc.	1,970,994	31,437
CMS Energy Corp.	2,113,156	28,612
Nicor Inc.	423,591	14,195

		3,946,798

Total Common Stocks
(Cost $71,768,842)		109,416,802

Temporary Cash Investments (0.9%)

Money Market Fund (0.9%)
1 Vanguard Market Liquidity Fund, 2.800%	969,505,536	969,506
	Face
	Amount
	($000)

U.S. Government & Agency Obligation (0.0%)
2 Federal Home Loan Bank
3 2.773%, 4/23/08	10,000	9,987
3 2.693%, 5/7/08	25,000	24,946
2 Federal Home Loan Mortgage Corp.
3 1.740%, 8/29/08	10,000	9,914

		44,847

Total Temporary Cash Investments
(Cost $1,014,350)		1,014,353

Total Investments (100.4%)
(Cost $72,783,192)		110,431,155

Other Assets and Liabilities - Net (-0.4%)		(489,277)

Net Assets (100%)		109,941,878

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $44,847,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $72,783,192,000. Net unrealized appreciation of investment securities for tax purposes was $37,647,963,000, consisting of unrealized gains of $45,716,369,000 on securities that had risen in value since their purchase and $8,068,406,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1,543	510,733	738

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	110,386,308	738

Level 2- Other Significant Observable Inputs	44,847	-

Level 3- Significant Unobservable Inputs	-	-

Total	110,431,155	738

Vanguard Extended Market Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.7%)

Consumer Discretionary (12.7%)
* Las Vegas Sands Corp.	490,643	36,131
* MGM Mirage, Inc.	595,540	35,000
* Liberty Global, Inc. Series C	1,029,611	33,442
* DISH Network Corp.	1,002,043	28,789
* Discovery Holding Co. Class A	1,339,181	28,417
Wynn Resorts Ltd.	267,920	26,963
BorgWarner, Inc.	552,800	23,787
* Cablevision Systems NY Group Class A	1,093,830	23,441
*^ Priceline.com, Inc.	182,796	22,093
* Liberty Global, Inc. Class A	605,022	20,619
*^ CarMax, Inc.	1,039,411	20,185
*^ Sirius Satellite Radio, Inc.	7,004,571	20,033
Ross Stores, Inc.	646,498	19,369
*^ Mohawk Industries, Inc.	263,763	18,888
* Time Warner Cable, Inc.	745,409	18,620
American Eagle Outfitters, Inc.	1,020,255	17,865
* XM Satellite Radio Holdings, Inc.	1,501,994	17,453
* Urban Outfitters, Inc.	539,241	16,905
* O'Reilly Automotive, Inc.	547,668	15,619
* Penn National Gaming, Inc.	355,385	15,541
^ Royal Caribbean Cruises, Ltd.	465,260	15,307
Advance Auto Parts, Inc.	447,828	15,249
* NVR, Inc.	24,955	14,911
*^ Chipotle Mexican Grill, Inc.	130,835	14,841
* Toll Brothers, Inc.	609,056	14,301
*^ Lamar Advertising Co. Class A	373,639	13,425
* Hanesbrands Inc.	453,854	13,253
Service Corp. International	1,241,733	12,591
PetSmart, Inc.	613,701	12,544
* LKQ Corp.	541,786	12,174
* Dollar Tree,Inc.	439,494	12,126
DeVry, Inc.	285,760	11,956
Gentex Corp.	683,507	11,722
Tupperware Brands Corp.	294,146	11,378
* Dick's Sporting Goods, Inc.	396,802	10,626
Guess ?, Inc.	260,599	10,546
Strayer Education, Inc.	68,447	10,438
^ Williams-Sonoma, Inc.	420,940	10,204
Phillips-Van Heusen Corp.	268,208	10,170
* Lear Corp.	368,466	9,547
Sotheby's	319,570	9,239
* J. Crew Group, Inc.	204,393	9,028
* Bally Technologies Inc.	260,113	8,932
Brinker International, Inc.	481,223	8,927
Foot Locker, Inc.	737,415	8,679
* Aeropostale, Inc.	319,793	8,670
* The Warnaco Group, Inc.	215,454	8,498
John Wiley & Sons Class A	213,707	8,484
* Saks Inc.	676,463	8,435
Weight Watchers International, Inc.	170,705	7,909
* Jack in the Box Inc.	282,868	7,601
* DreamWorks Animation SKG, Inc.	288,949	7,449
*^ Netflix.com, Inc.	211,854	7,341
MDC Holdings, Inc.	166,439	7,288
* Getty Images, Inc.	226,987	7,264
*^ Vail Resorts Inc.	149,760	7,232
Regal Entertainment Group Class A	372,640	7,188
* The Cheesecake Factory Inc.	328,726	7,163
Matthews International Corp.	147,958	7,139
* WMS Industries, Inc.	198,128	7,127
* AnnTaylor Stores Corp.	291,713	7,054
Barnes & Noble, Inc.	228,480	7,003
* Jarden Corp.	321,274	6,984
Wolverine World Wide, Inc.	239,264	6,941
*^ Crocs, Inc.	393,283	6,871
* Fossil, Inc.	218,945	6,687
* Deckers Outdoor Corp.	61,921	6,676
Ryland Group, Inc.	200,656	6,600
^ Polaris Industries, Inc.	160,008	6,562
* Marvel Entertainment, Inc.	244,749	6,557
* Scientific Games Corp.	310,263	6,550
* ITT Educational Services, Inc.	140,387	6,448
* Sonic Corp.	290,166	6,395
* Tenneco Automotive, Inc.	222,018	6,203
* Tractor Supply Co.	155,030	6,127
*^ Panera Bread Co.	143,754	6,022
* Chico's FAS, Inc.	839,598	5,970
International Speedway Corp.	144,716	5,962
* Gaylord Entertainment Co.	196,545	5,953
^ Arbitron Inc.	135,016	5,827
Men's Wearhouse, Inc.	250,209	5,822
* Rent-A-Center, Inc.	316,387	5,806
* Quiksilver, Inc.	591,250	5,800
Regis Corp.	209,671	5,764
* Gemstar-TV Guide International, Inc.	1,208,403	5,679
* Career Education Corp.	430,624	5,478
* The Gymboree Corp.	136,850	5,458
Aaron Rents, Inc.	252,816	5,446
* Bright Horizons Family Solutions, Inc.	125,593	5,406
Boyd Gaming Corp.	267,914	5,358
Choice Hotels International, Inc.	150,943	5,149
*^ Under Armour, Inc.	139,179	5,094
*^ Life Time Fitness, Inc.	160,422	5,007
Interactive Data Corp.	175,220	4,989
^ Thor Industries, Inc.	163,302	4,862
* TRW Automotive Holdings Corp.	206,496	4,826
* Iconix Brand Group Inc.	272,912	4,735
* Exide Technologies	356,982	4,676
Callaway Golf Co.	315,941	4,638
American Greetings Corp. Class A	248,917	4,617
National CineMedia Inc.	200,556	4,508
Belo Corp. Class A	419,970	4,439
* Carter's, Inc.	274,682	4,436
American Axle & Manufacturing Holdings, Inc.	213,916	4,385
ArvinMeritor, Inc.	346,902	4,340
*^ Live Nation, Inc.	355,482	4,312
^ Pool Corp.	226,814	4,285
* Pacific Sunwear of California, Inc.	337,413	4,255
Cooper Tire & Rubber Co.	283,893	4,250
Burger King Holdings Inc.	148,261	4,101
Bob Evans Farms, Inc.	147,934	4,081
*^ Blue Nile Inc.	75,087	4,066
*^ Zale Corp.	203,358	4,018
^ Ethan Allen Interiors, Inc.	137,757	3,916
^ Tempur-Pedic International Inc.	354,128	3,895
* Morningstar, Inc.	62,491	3,834
* Collective Brands, Inc.	312,900	3,792
CBRL Group, Inc.	105,963	3,790
* Scholastic Corp.	124,858	3,779
Penske Automotive Group Inc.	193,811	3,772
* JAKKS Pacific, Inc.	135,771	3,743
* Coinstar, Inc.	132,222	3,721
* Champion Enterprises, Inc.	368,722	3,698
* Pinnacle Entertainment, Inc.	285,888	3,659
* CEC Entertainment Inc.	126,551	3,655
* Clear Channel Outdoor Holdings, Inc. Class A	186,788	3,551
^ IHOP Corp.	71,556	3,428
*^ P.F. Chang's China Bistro, Inc.	115,387	3,282
Stage Stores, Inc.	197,571	3,201
Brown Shoe Co., Inc.	211,002	3,180
Circuit City Stores, Inc.	798,600	3,178
* Timberland Co.	231,151	3,174
* Skechers U.S.A., Inc.	154,941	3,131
*^ Blockbuster Inc. Class A	935,219	3,049
The Buckle, Inc.	67,443	3,017
Stewart Enterprises, Inc. Class A	468,978	3,011
* Red Robin Gourmet Burgers, Inc.	80,017	3,006
Harte-Hanks, Inc.	216,757	2,963
* Corinthian Colleges, Inc.	405,869	2,934
CKE Restaurants Inc.	261,309	2,932
* Tween Brands, Inc.	117,990	2,919
Sonic Automotive, Inc.	140,638	2,890
* INVESTools Inc.	259,668	2,854
^ The McClatchy Co. Class A	266,401	2,850
^ Columbia Sportswear Co.	63,531	2,797
Domino's Pizza, Inc.	207,335	2,797
* The Dress Barn, Inc.	215,587	2,790
* The Children's Place Retail Stores, Inc.	112,502	2,763
^ Furniture Brands International Inc.	231,244	2,706
* Charming Shoppes, Inc.	557,271	2,692
* Sally Beauty Co. Inc.	388,928	2,684
Hearst-Argyle Television Inc.	129,317	2,668
*^ Cabela's Inc.	187,994	2,662
* Pier 1 Imports Inc.	422,810	2,655
Group 1 Automotive, Inc.	110,135	2,586
Idearc Inc.	700,397	2,549
* Chipotle Mexican Grill, Inc. Class B	26,200	2,544
* Genesco, Inc.	109,461	2,530
* Texas Roadhouse, Inc.	257,462	2,523
UniFirst Corp.	67,739	2,512
*^ NutriSystem, Inc.	164,839	2,484
* Valassis Communications, Inc.	228,005	2,474
Blyth, Inc.	124,517	2,455
Churchill Downs, Inc.	51,935	2,453
* Papa John's International, Inc.	99,413	2,407
CKX, Inc.	252,733	2,406
* 99 Cents Only Stores	242,834	2,402
World Wrestling Entertainment, Inc.	128,324	2,388
* Entravision Communications Corp.	355,589	2,368
^ Winnebago Industries, Inc.	137,713	2,327
Modine Manufacturing Co.	159,857	2,316
* Visteon Corp.	615,666	2,315
* Hibbett Sports Inc.	148,075	2,286
Superior Industries International, Inc.	108,277	2,247
Cato Corp. Class A	149,707	2,237
K-Swiss, Inc.	139,840	2,212
Ameristar Casinos, Inc.	120,547	2,200
*^ Meritage Corp.	113,135	2,186
Fred's, Inc.	213,047	2,184
* RC2 Corp.	103,330	2,167
* Pre-Paid Legal Services, Inc.	51,041	2,165
* Morgans Hotel Group	145,222	2,152
Speedway Motorsports, Inc.	85,480	2,143
* Drew Industries, Inc.	87,335	2,136
*^ CSK Auto Corp.	226,108	2,105
^ La-Z-Boy Inc.	252,118	2,103
* Aftermarket Technology Corp.	106,325	2,067
* Charlotte Russe Holding Inc.	119,170	2,066
The Pep Boys (Manny, Moe & Jack)	204,933	2,041
RCN Corp.	181,867	2,033
*^ Hovnanian Enterprises Inc. Class A	189,882	2,013
Ambassadors Group, Inc.	106,188	2,006
^ Lee Enterprises, Inc.	193,455	1,936
* Peet's Coffee & Tea Inc.	81,747	1,922
* California Pizza Kitchen, Inc.	142,626	1,870
Ruby Tuesday, Inc.	249,116	1,868
Movado Group, Inc.	95,537	1,862
* Steven Madden, Ltd.	107,099	1,835
*^ Jos. A. Bank Clothiers, Inc.	87,585	1,795
* Jo-Ann Stores, Inc.	121,228	1,786
Triarc Cos., Inc. Class B	257,288	1,778
* Cox Radio, Inc.	149,678	1,778
Christopher & Banks Corp.	175,486	1,753
Sinclair Broadcast Group, Inc.	194,822	1,736
* R.H. Donnelley Corp.	340,500	1,723
^ Talbots Inc.	159,492	1,719
Sauer-Danfoss, Inc.	77,421	1,714
Oxford Industries, Inc.	75,724	1,706
* Midas Inc.	97,855	1,682
^ Beazer Homes USA, Inc.	176,650	1,669
^ Sealy Corp.	219,324	1,667
*^ Charter Communications, Inc.	1,949,193	1,661
The Marcus Corp.	86,043	1,652
Jackson Hewitt Tax Service Inc.	143,524	1,646
Borders Group, Inc.	280,381	1,646
*^ Raser Technologies, Inc.	191,507	1,645
* Buffalo Wild Wings Inc.	65,728	1,610
* GSI Commerce, Inc.	121,826	1,602
^ Media General, Inc. Class A	112,091	1,572
* Universal Electronics, Inc.	63,998	1,549
* Denny's Corp.	518,571	1,545
* Volcom, Inc.	76,237	1,541
^ Standard Pacific Corp.	314,261	1,527
* Coldwater Creek Inc.	300,678	1,518
*^ Avatar Holding, Inc.	34,307	1,495
* 1-800-FLOWERS.COM, Inc.	174,651	1,486
* Maidenform Brands, Inc.	91,200	1,484
* Steinway Musical Instruments Inc.	51,962	1,482
Spartan Motors, Inc.	174,838	1,479
*^ True Religion Apparel, Inc.	79,135	1,468
^ Citadel Broadcasting Corp.	879,916	1,461
* Universal Technical Institute Inc.	123,370	1,447
*^ Fleetwood Enterprises, Inc.	313,983	1,444
^ Cherokee Inc.	42,701	1,438
bebe stores, inc.	131,966	1,419
Entercom Communications Corp.	142,802	1,418
*^ Mediacom Communications Corp.	326,534	1,414
* AH Belo Corp.	123,396	1,410
Landry's Restaurants, Inc.	85,451	1,391
Libbey, Inc.	82,262	1,385
National Presto Industries, Inc.	26,315	1,379
Asbury Automotive Group, Inc.	100,128	1,378
* Hayes Lemmerz International, Inc.	484,314	1,351
Monaco Coach Corp.	142,061	1,347
Journal Communications, Inc.	181,889	1,342
*^ Zumiez Inc.	85,129	1,336
* Capella Education Co.	24,324	1,328
^ Brookfield Homes Corp.	78,219	1,314
* AFC Enterprises, Inc.	143,833	1,293
* Gaiam, Inc.	73,789	1,278
* Knology, Inc.	98,586	1,277
* Audiovox Corp.	119,154	1,273
Cinemark Holdings Inc.	99,190	1,269
* Amerigon Inc.	85,651	1,268
CSS Industries, Inc.	36,148	1,264
* Lin TV Corp.	131,460	1,263
Monro Muffler Brake, Inc.	73,945	1,250
Kenneth Cole Productions, Inc.	71,926	1,218
* The Wet Seal, Inc. Class A	356,907	1,210
* Nexcen Brands, Inc.	326,648	1,120
*^ iRobot Corp.	64,515	1,104
* Perry Ellis International Corp.	50,108	1,094
* Russ Berrie and Co., Inc.	77,681	1,092
* Steak n Shake Co.	135,120	1,063
* Rentrak Corp.	87,974	1,063
* Stamps.com Inc.	103,511	1,062
FTD Group, Inc.	78,941	1,059
* BJ's Restaurants Inc.	72,985	1,052
^ Warner Music Group Corp.	206,680	1,029
Finish Line, Inc.	216,175	1,029
^ Marine Products Corp.	126,187	1,020
* MarineMax, Inc.	81,571	1,016
* Hawk Corp. Class A	57,843	1,013
Gray Television, Inc.	177,377	1,009
* MTR Gaming Group Inc.	143,807	1,007
* hhgregg, Inc.	88,268	993
*^ Martha Stewart Living Omnimedia, Inc.	133,218	990
^ M/I Homes, Inc.	57,986	985
*^ Shuffle Master, Inc.	182,470	976
* PC Mall, Inc.	89,893	956
* Cumulus Media Inc.	149,469	954
* Hot Topic, Inc.	220,650	951
Dover Motorsports, Inc.	154,519	950
^ PRIMEDIA Inc.	128,894	947
*^ Krispy Kreme Doughnuts, Inc.	310,085	946
*^ Crown Media Holdings, Inc.	181,099	936
* DG FastChannel Inc.	48,045	922
* Monarch Casino & Resort, Inc.	51,748	916
O'Charley's Inc.	79,089	911
* ValueVision Media, Inc.	164,070	909
* Leapfrog Enterprises, Inc.	128,491	906
* PetMed Express, Inc.	81,473	904
*^ Overstock.com, Inc.	75,419	898
* Cavco Industries, Inc.	24,978	875
Bassett Furniture Industries, Inc.	69,749	861
* Lodgian, Inc.	77,000	859
* Bluegreen Corp.	126,458	847
* Nobel Learning Communities, Inc.	63,095	844
* Select Comfort Corp.	233,172	839
* Tuesday Morning Corp.	159,530	826
* 4Kids Entertainment Inc.	83,219	813
* Restoration Hardware, Inc.	183,568	797
* Riviera Holdings Corp.	38,655	797
* The Princeton Review, Inc.	100,455	791
Lithia Motors, Inc.	76,179	774
* Core-Mark Holding Co., Inc.	26,883	773
^ Systemax Inc.	64,019	772
Stanley Furniture Co., Inc.	61,417	762
* Sturm, Ruger & Co., Inc.	91,712	756
* A.C. Moore Arts & Crafts, Inc.	109,719	748
* Great Wolf Resorts, Inc.	117,042	747
* Fisher Communications, Inc.	23,848	743
* Interstate Hotels & Resorts, Inc.	155,381	743
* Hollywood Media Corp.	306,459	736
* Dolan Media Co.	36,500	734
^ Stein Mart, Inc.	130,574	734
* Luby's, Inc.	102,939	729
*^ Smith & Wesson Holding Corp.	143,738	722
*^ Build-A-Bear-Workshop, Inc.	79,289	721
^ CPI Corp.	41,713	720
Big 5 Sporting Goods Corp.	81,885	718
* Unifi, Inc.	247,867	716
*^ Six Flags, Inc.	431,512	708
Haverty Furniture Cos., Inc.	66,379	706
* Orbitz Worldwide, Inc.	99,800	688
*^ LodgeNet Interactive Corp.	112,549	685
* Westwood One, Inc.	325,972	685
* drugstore.com, Inc.	307,657	683
* Stoneridge, Inc.	50,516	679
* Citi Trends Inc.	36,598	675
Weyco Group, Inc.	22,739	675
* Red Lion Hotels Corp.	78,800	675
* Famous Dave's of America, Inc.	70,518	673
* Playboy Enterprises, Inc. Class B	80,688	672
Escalade, Inc.	74,688	662
Dover Downs Gaming & Entertainment, Inc.	76,182	648
* Emmis Communications, Inc.	185,353	645
Skyline Corp.	23,087	642
Building Materials Holding Corp.	143,698	629
* Dorman Products, Inc.	58,318	627
Strattec Security Corp.	14,793	626
* Isle of Capri Casinos, Inc.	87,332	624
* Culp, Inc.	82,428	620
* Benihana Inc. Class A	54,980	620
* Casual Male Retail Group, Inc.	145,726	612
*^ Conn's, Inc.	37,316	609
*^ WCI Communities, Inc.	181,375	608
Shiloh Industries, Inc.	53,686	600
* Nexstar Broadcasting Group, Inc.	101,108	597
Frisch's Restaurants, Inc.	25,701	591
* Franklin Covey Co.	77,483	581
* Trans World Entertainment Corp.	154,357	580
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	605,940	576
* Cache, Inc.	50,841	574
* Multimedia Games Inc.	107,310	573
* New York & Co., Inc.	99,413	571
^ Nautilus Inc.	171,400	564
* Rocky Brands Inc	98,550	558
* Insignia Systems, Inc.	213,749	557
* America's Car-Mart, Inc.	42,864	540
Hooker Furniture Corp.	24,143	539
* Spanish Broadcasting System, Inc.	303,693	538
* DSW Inc. Class A	41,228	534
* Design Within Reach Inc.	185,894	530
*^ Premier Exhibitions Inc.	86,968	525
* G-III Apparel Group, Ltd.	38,762	520
* Cosi, Inc.	179,081	514
* Shutterfly, Inc.	33,000	491
* Saga Communications, Inc.	87,332	489
* Shoe Carnival, Inc.	35,991	487
* Progressive Gaming International Corp.	226,600	480
* Mothers Work, Inc.	28,220	472
Books-a-Million Inc.	53,904	471
* DXP Enterprises Inc	11,980	471
*^ Jamba Inc.	172,150	456
* REX Stores Corp.	23,108	455
* Ruth's Chris Steak House Inc.	65,396	452
* Joe's Jeans, Inc.	389,951	445
*^ Palm Harbor Homes, Inc.	83,570	440
* Retail Ventures, Inc.	90,164	437
* McCormick & Schmick's Seafood Restaurants, Inc.	36,973	431
Carmike Cinemas, Inc.	40,752	419
Craftmade International, Inc.	51,978	418
*^ WorldSpace, Inc. Class A	248,083	414
* Directed Electronics Inc.	197,293	412
* Forward Industries, Inc.	168,288	407
Flexsteel Industries, Inc.	30,207	407
* E Com Ventures, Inc.	27,035	404
* Outdoor Channel Holdings Inc.	54,565	401
* Harris Interactive Inc.	146,880	401
*^ Trump Entertainment Resorts, Inc.	111,347	401
Noble International, Ltd.	60,630	379
^ Ambassadors International, Inc.	51,134	379
* Youbet.com, Inc.	467,035	378
* Lenox Group, Inc.	213,128	377
* Hartmarx Corp.	127,709	373
^ GateHouse Media, Inc.	63,500	371
Collectors Universe, Inc.	35,293	367
Arctic Cat, Inc.	50,072	365
Nobility Homes, Inc.	20,807	364
* Eddie Bauer Holding, Inc.	92,038	358
* American Apparel, Inc.	37,516	355
^ Lifetime Brands, Inc.	39,254	351
* Town Sports International Holdings, Inc.	54,278	348
* Lakes Entertainment, Inc.	78,676	348
*^ Source Interlink Cos., Inc.	180,748	343
*^ Cost Plus, Inc.	102,258	343
* Gaming Partners International	48,997	338
* West Marine, Inc.	48,185	336
* Levitt Corp. Class A	156,983	311
* E. Gottschalk & Co., Inc.	104,596	311
* Meade Instruments Corp.	239,655	309
* Benihana Inc.	27,540	308
Beasley Broadcast Group, Inc.	85,961	306
ARK Restaurants Corp.	10,403	302
* Rubio's Restaurants, Inc.	52,526	300
* Century Casinos, Inc.	91,400	296
Triarc Cos., Inc. Class A	45,566	287
^ Orleans Homebuilders, Inc.	50,004	285
* Fuel Systems Solutions, Inc.	21,253	283
* Regent Communications, Inc.	220,322	275
* Rockford Corp.	168,328	269
* Tandy Leather Factory, Inc.	101,105	269
*^ Empire Resorts Inc.	192,357	264
J. Alexander's Corp.	31,500	261
* Carrols Restaurant Group Inc.	29,072	260
* New Motion, Inc.	58,245	256
*^ InfoSonics Corp.	253,167	256
* Carriage Services, Inc.	32,285	252
* Sun-Times Media Group, Inc.	347,317	250
Coachmen Industries, Inc.	83,518	249
* Pomeroy IT Solutions, Inc.	44,708	247
Delta Apparel, Inc.	40,646	246
* Proliance International Inc.	133,284	243
* Triple Crown Media, Inc.	86,766	242
* Franklin Electronic Publishers, Inc.	109,761	232
Celebrate Express, Inc.	43,378	228
^ Bon-Ton Stores, Inc.	41,606	228
* Radio One, Inc. Class D	147,500	224
* CoActive Marketing Group, Inc.	77,799	224
* The Dixie Group, Inc.	26,360	221
^ Charles & Colvard Ltd.	179,086	220
Salem Communications Corp.	54,562	219
*^ Nitches Inc.	136,011	211
* K12 Inc.	10,700	210
Standard Motor Products, Inc.	34,204	209
*^ Amerityre Corp.	99,178	200
*^ Rick's Cabaret International, Inc.	8,635	197
*^ Navarre Corp.	111,907	197
* Playboy Enterprises, Inc. Class A	22,850	197
*^ WPT Enterprises Inc.	130,505	189
*^ Syntax-Brillian Corp.	188,677	185
* Fairchild Corp.	77,735	177
* Young Broadcasting Inc.	232,572	177
*^ Big Dog Holdings, Inc.	28,663	176
* Silverleaf Resorts, Inc.	76,000	173
* Radio One, Inc.	112,893	172
* Alloy, Inc.	22,775	167
* NTN Communications, Inc.	273,189	164
* Emerson Radio Corp.	143,655	158
* American Public Education, Inc.	4,938	150
* Ashworth, Inc.	50,656	145
* Bakers Footwear Group Inc.	67,036	133
*^ Gander Mountain Co.	21,005	128
* Lincoln Educational Services	10,635	128
Johnson Outdoors Inc.	7,174	123
* Morton's Restaurant Group Inc.	15,060	119
* Concord Camera Corp.	31,684	119
* California Coastal Communities, Inc.	24,348	118
*^ Bluefly, Inc.	248,635	117
* Ulta Salon, Cosmetics & Fragrance, Inc.	7,500	105
* RedEnvelope, Inc.	170,213	102
ILX Resorts Inc.	18,700	95
* Hallwood Group Inc.	1,600	94
*^ Heelys Inc.	21,401	92
^ Journal Register Co.	177,162	89
Aldila, Inc.	7,462	85
* Duckwall-ALCO Stores, Inc.	6,717	77
* Caribou Coffee Co.	24,576	70
* Acme Communications, Inc.	33,769	68
* Buca, Inc.	100,544	65
* Shoe Pavilion, Inc.	61,918	65
* Kirkland's, Inc.	47,827	60
*^ VCG Holding Corp	9,704	59
* Golfsmith International Holdings, Inc.	27,400	58
*^ Comstock Homebuilding Cos., Inc.	52,058	44
* Wilsons The Leather Experts Inc.	207,336	44
Deerfield Capital Corp.	31,928	44
* Sport Supply Group Inc.	3,578	43
* Cavalier Homes, Inc.	24,500	39
Aaron Rents, Inc. Class A	2,025	38
* Max & Erma's Restaurant, Inc.	11,405	30
* Tarragon Corp.	11,944	26
* SPEEDUS Corp.	19,899	24
* SPAR Group, Inc.	6,650	9
* Finlay Enterprises, Inc.	8,246	5
* Singing Machine Co., Inc.	6,000	2
*^ Gadzooks, Inc.	92,160	-

		1,591,373

Consumer Staples (3.1%)
Bunge Ltd.	576,060	50,048
* Energizer Holdings, Inc.	273,671	24,762
Church & Dwight, Inc.	315,038	17,088
* Smithfield Foods, Inc.	557,561	14,363
Hormel Foods Corp.	341,135	14,212
J.M. Smucker Co.	263,379	13,330
Corn Products International, Inc.	350,377	13,013
*^ Rite Aid Corp.	3,790,134	11,143
Alberto-Culver Co.	402,285	11,027
* BJ's Wholesale Club, Inc.	304,236	10,858
* Hansen Natural Corp.	287,682	10,155
Flowers Foods, Inc.	373,098	9,234
Del Monte Foods Co.	935,646	8,917
Universal Corp. (VA)	129,116	8,461
* NBTY, Inc.	267,857	8,022
PepsiAmericas, Inc.	281,300	7,182
* Ralcorp Holdings, Inc.	123,211	7,165
Ruddick Corp.	177,400	6,539
Longs Drug Stores, Inc.	151,141	6,417
* Chattem, Inc.	90,934	6,033
* Hain Celestial Group, Inc.	190,187	5,611
* Performance Food Group Co.	169,281	5,532
Casey's General Stores, Inc.	242,369	5,478
* Darling International, Inc.	389,114	5,039
*^ Chiquita Brands International, Inc.	203,874	4,712
Nu Skin Enterprises, Inc.	234,745	4,230
Lancaster Colony Corp.	100,316	4,009
Pilgrim's Pride Corp.	193,374	3,912
* United Natural Foods, Inc.	204,912	3,834
The Andersons, Inc.	85,879	3,831
* TreeHouse Foods Inc.	148,831	3,402
Vector Group Ltd.	186,995	3,289
Tootsie Roll Industries, Inc.	129,799	3,271
* Winn-Dixie Stores, Inc.	164,600	2,956
Lance, Inc.	149,038	2,921
* The Great Atlantic & Pacific Tea Co., Inc.	109,113	2,861
Sanderson Farms, Inc.	73,549	2,796
Seaboard Corp.	1,725	2,700
WD-40 Co.	81,051	2,695
*^ Green Mountain Coffee Roasters, Inc.	83,755	2,651
* Alliance One International, Inc.	425,178	2,568
* Boston Beer Co., Inc. Class A	51,941	2,469
Nash-Finch Co.	70,438	2,393
* Elizabeth Arden, Inc.	119,465	2,383
*^ Smart Balance Inc.	300,022	2,370
*^ Bare Escentuals, Inc.	100,073	2,344
J & J Snack Foods Corp.	84,947	2,333
Weis Markets, Inc.	66,030	2,276
* The Pantry, Inc.	106,138	2,237
Spartan Stores, Inc.	95,466	1,990
^ Cal-Maine Foods, Inc.	59,005	1,970
PriceSmart, Inc.	70,717	1,960
* Central Garden & Pet Co. Class A	389,572	1,730
* Prestige Brands Holdings Inc.	203,439	1,664
B&G Foods Inc.	122,771	1,350
Coca-Cola Bottling Co.	21,880	1,348
Ingles Markets, Inc.	52,584	1,293
Farmer Brothers, Inc.	54,200	1,254
*^ USANA Health Sciences, Inc.	55,436	1,221
Diamond Foods, Inc.	62,523	1,134
*^ Spectrum Brands Inc.	212,252	970
*^ Lifeway Foods, Inc.	87,769	937
Alico, Inc.	20,636	911
* Susser Holdings Corp.	48,450	909
Inter Parfums, Inc.	40,883	903
National Beverage Corp.	116,278	892
Arden Group Inc. Class A	5,988	856
* Revlon, Inc. Class A	859,320	834
* Omega Protein Corp.	59,246	809
* Monterey Pasta Co.	235,697	721
Reddy Ice Holdings, Inc.	53,600	698
* Natural Alternatives International, Inc.	75,737	682
^ Imperial Sugar Co.	36,009	678
United Guardian, Inc.	59,589	610
* Nutraceutical International Corp.	46,612	606
* Maui Land & Pineapple Co., Inc.	18,729	597
*^ John B. Sanfilippo & Son, Inc.	63,824	569
Calavo Growers, Inc.	28,974	504
Rocky Mountain Chocolate Factory, Inc.	37,288	468
^ MGP Ingredients, Inc.	59,959	419
^ Mannatech, Inc.	49,720	355
*^ Jones Soda Co.	89,499	312
*^ Star Scientific, Inc.	201,133	310
* Cusine Solutions, Inc.	87,540	260
^ Reliv International, Inc.	38,664	257
*^ Medifast, Inc.	59,209	250
Schiff Nutrition International, Inc.	40,607	243
* Physicians Formula Holdings, Inc.	24,205	216
Village Super Market Inc. Class A	3,789	195
* Integrated Biopharma, Inc.	59,810	175
* IGI, Inc.	71,700	151
* Zapata Corp.	21,172	147
* Parlux Fragrances, Inc.	46,240	136
* Diedrich Coffee, Inc.	13,950	32
* Vermont Pure Holdings, Ltd.	600	1

		389,599

Energy (9.2%)
* Ultra Petroleum Corp.	725,855	56,254
* Southwestern Energy Co.	1,623,610	54,699
Diamond Offshore Drilling, Inc.	324,088	37,724
* FMC Technologies Inc.	620,231	35,285
* Denbury Resources, Inc.	1,163,772	33,226
* Newfield Exploration Co.	623,741	32,965
Arch Coal, Inc.	682,812	29,702
* Grant Prideco, Inc.	592,906	29,183
* Plains Exploration & Production Co.	537,544	28,565
Pioneer Natural Resources Co.	569,420	27,970
* Pride International, Inc.	795,268	27,795
Cabot Oil & Gas Corp.	463,651	23,572
Helmerich & Payne, Inc.	493,526	23,132
Cimarex Energy Co.	393,700	21,551
* Forest Oil Corp.	418,724	20,501
* Exterran Holdings, Inc.	309,787	19,994
Patterson-UTI Energy, Inc.	731,104	19,140
* Petrohawk Energy Corp.	911,044	18,376
* Quicksilver Resources, Inc.	490,044	17,901
* Oceaneering International, Inc.	262,606	16,544
* Superior Energy Services, Inc.	383,862	15,209
Tidewater Inc.	260,433	14,352
Massey Energy Co.	381,465	13,923
* Helix Energy Solutions Group, Inc.	435,442	13,716
* Alpha Natural Resources, Inc.	313,567	13,621
Frontier Oil Corp.	491,001	13,385
* Whiting Petroleum Corp.	200,385	12,955
* Unit Corp.	223,222	12,646
* Dresser Rand Group, Inc.	409,738	12,599
* Atwood Oceanics, Inc.	131,578	12,068
St. Mary Land & Exploration Co.	299,707	11,539
* Mariner Energy Inc.	416,202	11,242
Foundation Coal Holdings, Inc.	213,609	10,751
* Oil States International, Inc.	234,619	10,513
* Encore Acquisition Co.	253,637	10,216
* W-H Energy Services, Inc.	146,544	10,090
Berry Petroleum Class A	210,886	9,804
* SandRidge Energy, Inc.	242,000	9,474
* SEACOR Holdings Inc.	107,293	9,159
* Hercules Offshore, Inc.	360,182	9,048
Overseas Shipholding Group Inc.	128,710	9,015
Penn Virginia Corp.	197,364	8,702
* Comstock Resources, Inc.	215,071	8,667
Holly Corp.	192,040	8,336
* Key Energy Services, Inc.	608,206	8,162
* Bill Barrett Corp.	159,583	7,540
* EXCO Resources, Inc.	389,905	7,213
* Delta Petroleum Corp.	317,335	7,153
* Stone Energy Corp.	134,240	7,022
* Global Industries Ltd.	432,904	6,965
Atlas America, Inc.	114,899	6,944
* Carrizo Oil & Gas, Inc.	116,305	6,893
Crosstex Energy, Inc.	196,063	6,656
* Swift Energy Co.	144,006	6,479
*^ BPZ Energy, Inc.	296,530	6,444
* Bristow Group, Inc.	113,419	6,087
* Dril-Quip, Inc.	129,667	6,026
* Gulfmark Offshore, Inc.	109,537	5,994
* Patriot Coal Corp.	126,273	5,931
* Arena Resources, Inc.	149,220	5,776
* Grey Wolf, Inc.	844,107	5,723
* TETRA Technologies, Inc.	354,290	5,612
* ION Geophysical Corp.	392,564	5,417
* Complete Production Services, Inc.	229,924	5,274
* Hornbeck Offshore Services, Inc.	109,925	5,020
* Petroleum Development Corp.	71,140	4,928
* Rosetta Resources, Inc.	242,943	4,779
* Continental Resources, Inc.	143,911	4,589
W&T Offshore, Inc.	131,058	4,470
Lufkin Industries, Inc.	69,823	4,456
* CNX Gas Corp.	136,877	4,418
* NATCO Group Inc.	88,441	4,135
*^ Cheniere Energy, Inc.	207,512	4,109
* Contango Oil & Gas Co.	62,751	4,054
* ATP Oil & Gas Corp.	122,567	4,010
CARBO Ceramics Inc.	97,221	3,899
*^ International Coal Group, Inc.	605,518	3,845
World Fuel Services Corp.	136,269	3,825
* Parallel Petroleum Corp.	194,960	3,815
* Pioneer Drilling Co.	237,207	3,779
*^ McMoRan Exploration Co.	206,933	3,578
* PetroQuest Energy, Inc.	205,302	3,560
General Maritime Corp.	149,429	3,528
* Parker Drilling Co.	535,174	3,457
*^ Warren Resources Inc.	277,188	3,290
^ RPC Inc.	191,330	2,906
* Trico Marine Services, Inc.	71,526	2,787
* Concho Resources, Inc.	104,728	2,685
* Newpark Resources, Inc.	503,727	2,569
* Dawson Geophysical Co.	36,632	2,473
* Bois d'Arc Energy, Inc.	109,523	2,354
* Harvest Natural Resources, Inc.	191,510	2,310
* CVR Energy, Inc.	98,830	2,276
* James River Coal Co.	127,422	2,232
* Matrix Service Co.	126,799	2,178
*^ GMX Resources Inc.	60,284	2,106
*^ Goodrich Petroleum Corp.	69,888	2,102
*^ USEC Inc.	526,455	1,948
*^ TXCO Resources Inc.	150,318	1,861
* Basic Energy Services Inc.	83,698	1,848
* Clayton Williams Energy, Inc.	35,180	1,847
*^ Allis-Chalmers Energy Inc.	129,235	1,782
Western Refining, Inc.	129,905	1,750
* Energy Partners, Ltd.	180,401	1,708
* VeraSun Energy Corp.	218,684	1,607
Gulf Island Fabrication, Inc.	55,850	1,604
* Vaalco Energy, Inc.	311,538	1,548
* Gasco Energy Inc.	625,155	1,525
*^ Uranium Resources Inc.	251,930	1,509
* Bronco Drilling Co., Inc.	93,365	1,504
* Superior Well Services, Inc.	66,915	1,463
* Cal Dive International, Inc.	134,471	1,396
* Callon Petroleum Co.	75,673	1,369
* PHI Inc.	40,335	1,230
*^ SulphCo, Inc.	292,387	1,219
* Mitcham Industries, Inc.	66,658	1,188
*^ Verenium Corp.	323,460	1,139
*^ Bolt Technology Corp.	61,350	1,131
* Union Drilling, Inc.	62,967	1,101
* T-3 Energy Services, Inc.	25,679	1,093
* Natural Gas Services Group	50,000	1,092
* OYO Geospace Corp.	23,929	1,087
* Westmoreland Coal Co.	79,254	1,076
*^ Tri-Valley Corp.	178,836	1,071
* Abraxas Petroleum Corp.	323,739	1,068
*^ FX Energy, Inc.	244,651	1,042
*^ ENGlobal Corp.	121,631	1,040
* Quest Resource Corp.	154,249	1,013
* Gulfport Energy Corp.	91,405	969
* Double Eagle Petroleum Co.	55,436	942
* Brigham Exploration Co.	148,635	902
* Cano Petroleum Inc.	184,887	865
Panhandle Royalty Co.	30,200	835
*^ American Oil & Gas Inc.	253,832	830
*^ Ngas Resources Inc.	147,032	828
*^ Nova Biosource Fuels, Inc.	536,190	810
*^ Pacific Ethanol, Inc.	172,546	759
*^ Rentech, Inc.	852,226	758
^ Alon USA Energy, Inc.	43,840	667
* Endeavor International Corp.	498,901	664
*^ Edge Petroleum Corp.	156,390	630
* Credo Pete Corp.	62,975	627
*^ Transmeridian Exploration Inc.	659,506	594
* RAM Energy Resources, Inc.	118,940	585
*^ Evergreen Energy, Inc.	372,988	574
*^ Aventine Renewable Energy Holdings, Inc.	98,537	512
* Toreador Resources Corp.	65,148	507
* Veneco Inc.	40,682	473
* US BioEnergy Corp.	79,586	470
* Harken Energy Corp.	52,687	461
* Syntroleum Corp.	704,591	437
* Geomet, Inc.	64,968	433
* OMNI Energy Services Corp.	116,521	431
* Royale Energy, Inc.	135,543	393
*^ Aurora Oil & Gas Corp.	606,300	388
* PHI Inc. Non-Voting Shares	12,172	384
* Geokinetics Inc.	19,900	361
* Clean Energy Fuels Corp.	25,312	338
* GeoResources Inc.	22,406	336
*^ Hyperdynamics Corp.	283,294	331
* The Meridian Resource Corp.	223,074	330
*^ Superior Offshore International Inc.	89,800	297
* Rex Energy Corp.	17,409	290
*^ Dune Energy, Inc.	160,300	289
Barnwell Industries, Inc.	11,466	125
* Infinity, Inc.	214,609	124
* Approach Resources Inc.	6,300	99
* Green Plains Renewable Energy, Inc.	9,000	66
* Tengasco, Inc.	35,590	21
Boots & Coots International Well Control, Inc.	3,280	6

		1,152,542

Financials (18.7%)
Invesco, Ltd.	1,831,049	44,604
Nymex Holdings Inc.	445,250	40,353
* Nasdaq Stock Market Inc.	946,000	36,572
Ventas, Inc. REIT	657,994	29,551
People's United Financial Inc.	1,635,660	28,313
New York Community Bancorp, Inc.	1,541,839	28,092
Everest Re Group, Ltd.	298,304	26,707
AMB Property Corp. REIT	464,372	25,271
The Macerich Co. REIT	343,114	24,111
SL Green Realty Corp. REIT	279,528	22,773
Federal Realty Investment Trust REIT	278,674	21,723
Regency Centers Corp. REIT	331,973	21,499
* Markel Corp.	47,466	20,884
W.R. Berkley Corp.	737,656	20,426
White Mountains Insurance Group Inc.	42,325	20,316
^ BlackRock, Inc.	94,721	19,340
Health Care Inc. REIT	420,995	19,000
^ The St. Joe Co.	436,587	18,743
Fidelity National Financial, Inc. Class A	1,011,474	18,540
* TD Ameritrade Holding Corp.	1,079,079	17,816
Synovus Financial Corp.	1,567,065	17,332
Eaton Vance Corp.	548,484	16,734
Rayonier Inc. REIT	372,132	16,165
Associated Banc-Corp.	606,617	16,154
Duke Realty Corp. REIT	694,055	15,831
* Affiliated Managers Group, Inc.	173,562	15,749
^ Popular, Inc.	1,337,167	15,591
UDR, Inc. REIT	633,277	15,528
Nationwide Health Properties, Inc. REIT	451,704	15,245
Hospitality Properties Trust REIT	448,108	15,245
SEI Investments Co.	602,668	14,880
First American Corp.	437,313	14,842
Cullen/Frost Bankers, Inc.	279,121	14,805
Commerce Bancshares, Inc.	343,247	14,427
^ Allied Capital Corp.	772,362	14,235
Old Republic International Corp.	1,098,895	14,187
Alexandria Real Estate Equities, Inc. REIT	151,915	14,086
Essex Property Trust, Inc. REIT	121,043	13,796
Liberty Property Trust REIT	437,313	13,605
Protective Life Corp.	335,173	13,595
Waddell & Reed Financial, Inc.	407,414	13,090
Taubman Co. REIT	250,707	13,062
Forest City Enterprise Class A	343,204	12,630
Camden Property Trust REIT	249,976	12,549
HCC Insurance Holdings, Inc.	548,124	12,437
^ Realty Income Corp. REIT	482,729	12,368
Weingarten Realty Investors REIT	353,650	12,180
Jones Lang LaSalle Inc.	150,648	11,651
Nationwide Financial Services, Inc.	242,254	11,454
Bank of Hawaii Corp.	228,683	11,334
Douglas Emmett, Inc. REIT	513,052	11,318
UnionBanCal Corp.	229,350	11,256
Mack-Cali Realty Corp. REIT	312,338	11,154
StanCorp Financial Group, Inc.	232,647	11,100
BRE Properties Inc. Class A REIT	242,137	11,032
Digital Realty Trust, Inc. REIT	310,240	11,014
Valley National Bancorp	572,115	10,990
Erie Indemnity Co. Class A	212,955	10,901
Senior Housing Properties Trust REIT	450,126	10,668
Astoria Financial Corp.	389,431	10,577
Raymond James Financial, Inc.	455,541	10,468
Arthur J. Gallagher & Co.	437,355	10,330
The Hanover Insurance Group Inc.	247,867	10,197
Fulton Financial Corp.	826,898	10,163
Wilmington Trust Corp.	321,644	10,003
* Investment Technology Group, Inc.	207,227	9,570
Washington Federal Inc.	417,011	9,525
City National Corp.	191,832	9,488
Brown & Brown, Inc.	543,156	9,440
TCF Financial Corp.	516,201	9,250
iStar Financial Inc. REIT	647,744	9,088
* Conseco, Inc.	886,153	9,039
^ Apollo Investment Corp.	568,773	9,004
* Philadelphia Consolidated Holding Corp.	277,939	8,950
Unitrin, Inc.	247,302	8,740
American Financial Group, Inc.	339,513	8,678
Jefferies Group, Inc.	533,404	8,604
Transatlantic Holdings, Inc.	129,437	8,588
Highwood Properties, Inc. REIT	272,402	8,464
* Alleghany Corp.	24,667	8,424
Susquehanna Bancshares, Inc.	408,241	8,316
* ProAssurance Corp.	152,737	8,222
Post Properties, Inc. REIT	208,582	8,055
DCT Industrial Trust Inc. REIT	802,437	7,992
FirstMerit Corp.	384,255	7,939
BancorpSouth, Inc.	341,960	7,920
Reinsurance Group of America, Inc.	142,382	7,751
Potlatch Corp. REIT	186,881	7,713
Kilroy Realty Corp. REIT	156,282	7,675
Whitney Holdings Corp.	307,865	7,632
Corporate Office Properties Trust, Inc. REIT	225,896	7,592
National Retail Properties REIT	344,045	7,586
Mercury General Corp.	169,971	7,531
Commerce Group, Inc.	207,054	7,466
BioMed Realty Trust, Inc. REIT	312,136	7,457
Washington REIT	222,476	7,435
Home Properties, Inc. REIT	154,846	7,431
CBL & Associates Properties, Inc. REIT	314,666	7,404
* Knight Capital Group, Inc. Class A	448,950	7,291
HRPT Properties Trust REIT	1,074,797	7,233
^ Colonial BancGroup, Inc.	750,218	7,225
^ Westamerica Bancorporation	136,782	7,195
UMB Financial Corp.	171,729	7,075
Entertainment Properties Trust REIT	143,108	7,060
Brandywine Realty Trust REIT	414,022	7,022
Webster Financial Corp.	249,774	6,961
National Penn Bancshares Inc.	377,298	6,863
First Niagara Financial Group, Inc.	497,264	6,758
* SVB Financial Group	153,687	6,707
The Phoenix Cos., Inc.	544,821	6,652
First Midwest Bancorp, Inc.	230,905	6,412
^ First Industrial Realty Trust REIT	206,772	6,387
Zenith National Insurance Corp.	176,716	6,337
NewAlliance Bancshares, Inc.	515,833	6,324
Healthcare Realty Trust Inc. REIT	241,731	6,321
Mid-America Apartment Communities, Inc. REIT	122,328	6,097
Selective Insurance Group	255,172	6,094
TFS Financial Corp.	505,884	6,086
^ Greenhill & Co., Inc.	86,243	5,999
Delphi Financial Group, Inc.	203,864	5,959
Equity Lifestyle Properties, Inc. REIT	116,205	5,737
Tanger Factory Outlet Centers, Inc. REIT	149,036	5,733
DiamondRock Hospitality Co. REIT	451,748	5,724
Old National Bancorp	316,732	5,701
Omega Healthcare Investors, Inc. REIT	326,793	5,673
BOK Financial Corp.	106,013	5,537
Hilb, Rogal and Hamilton Co.	174,485	5,491
LaSalle Hotel Properties REIT	190,877	5,484
*^ AmeriCredit Corp.	544,277	5,481
International Bancshares Corp.	242,357	5,472
Colonial Properties Trust REIT	224,385	5,396
East West Bancorp, Inc.	300,649	5,337
EastGroup Properties, Inc. REIT	113,345	5,266
Prosperity Bancshares, Inc.	183,050	5,246
Trustmark Corp.	234,375	5,222
The South Financial Group, Inc.	345,813	5,139
Extra Space Storage Inc. REIT	315,056	5,101
MB Financial, Inc.	164,408	5,060
Cash America International Inc.	138,896	5,056
Odyssey Re Holdings Corp.	134,591	4,946
Glacier Bancorp, Inc.	255,848	4,905
* Interactive Brokers Group, Inc.	190,748	4,897
United Bankshares, Inc.	183,204	4,882
American Financial Realty Trust REIT	612,584	4,864
Cathay General Bancorp	234,278	4,857
Hancock Holding Co.	114,851	4,826
Pacific Capital Bancorp	218,578	4,699
Strategic Hotels and Resorts, Inc. REIT	354,144	4,650
Pennsylvania REIT	186,947	4,560
Sunstone Hotel Investors, Inc. REIT	284,442	4,554
F.N.B. Corp.	289,029	4,512
*^ Doral Financial Corp.	223,362	4,507
Citizens Banking Corp.	361,349	4,492
First Charter Corp.	166,457	4,446
^ Umpqua Holdings Corp.	286,061	4,437
GFI Group Inc.	77,406	4,435
Sovran Self Storage, Inc. REIT	103,726	4,430
Employers Holdings, Inc.	236,211	4,379
Ares Capital Corp.	346,955	4,361
optionsXpress Holdings Inc.	210,387	4,357
^ Cousins Properties, Inc. REIT	175,900	4,346
R.L.I. Corp.	86,525	4,289
Inland Real Estate Corp. REIT	278,416	4,235
Equity One, Inc. REIT	176,140	4,222
* Forestar Real Estate Group, Inc.	169,325	4,218
Lexington Realty Trust REIT	291,390	4,199
^ National Financial Partners Corp.	186,831	4,198
First Financial Bankshares, Inc.	99,078	4,060
Franklin Street Properties Corp. REIT	282,855	4,050
Capitol Federal Financial	105,505	3,954
Wintrust Financial Corp.	111,789	3,907
UCBH Holdings, Inc.	498,362	3,867
United Fire & Casualty Co.	103,168	3,858
Sterling Financial Corp.	245,152	3,827
PS Business Parks, Inc. REIT	72,779	3,777
Midland Co.	57,453	3,730
Acadia Realty Trust REIT	153,681	3,711
First BanCorp Puerto Rico	362,571	3,684
CNA Financial Corp.	141,865	3,659
^ PrivateBancorp, Inc.	116,060	3,652
* Investors Bancorp, Inc.	236,607	3,632
* Signature Bank	141,550	3,610
FelCor Lodging Trust, Inc. REIT	298,309	3,589
American Campus Communities, Inc. REIT	130,322	3,566
Provident Financial Services Inc.	250,846	3,547
^ Park National Corp.	50,011	3,543
First Commonwealth Financial Corp.	304,149	3,525
National Health Investors REIT	112,309	3,510
Alfa Corp.	158,667	3,487
^ Frontier Financial Corp.	196,210	3,469
First Citizens BancShares Class A	24,872	3,466
Sterling Bancshares, Inc.	348,078	3,460
Community Bank System, Inc.	140,615	3,454
* Navigators Group, Inc.	63,452	3,452
* Alexander's, Inc. REIT	9,645	3,419
NBT Bancorp, Inc.	152,474	3,385
Horace Mann Educators Corp.	193,206	3,377
* Stifel Financial Corp.	74,223	3,333
^ United Community Banks, Inc.	194,285	3,299
CVB Financial Corp.	315,539	3,285
Infinity Property & Casualty Corp.	76,863	3,198
^ TrustCo Bank NY	359,007	3,192
Brookline Bancorp, Inc.	277,856	3,190
S & T Bancorp, Inc.	98,510	3,169
First Community Bancorp	116,092	3,117
WesBanco, Inc.	125,939	3,112
^ Portfolio Recovery Associates, Inc.	72,322	3,102
* FCStone Group, Inc.	111,814	3,097
*^ KBW Inc.	139,901	3,085
City Holding Co.	76,908	3,069
Medical Properties Trust Inc. REIT	256,497	2,904
LandAmerica Financial Group, Inc.	73,028	2,882
MCG Capital Corp.	313,159	2,847
Ashford Hospitality Trust REIT	491,536	2,792
DuPont Fabros Technology Inc.	169,034	2,787
* Pinnacle Financial Partners, Inc.	106,496	2,726
Chemical Financial Corp.	113,722	2,711
Maguire Properties, Inc. REIT	188,292	2,694
Parkway Properties Inc. REIT	72,259	2,671
Investors Real Estate Trust REIT	272,363	2,664
Provident New York Bancorp, Inc.	196,640	2,655
Safety Insurance Group, Inc.	77,287	2,638
Financial Federal Corp.	120,862	2,636
* Texas Capital Bancshares, Inc.	156,035	2,634
U-Store-It Trust REIT	231,193	2,619
Saul Centers, Inc. REIT	51,464	2,586
Dime Community Bancshares	147,693	2,582
Central Pacific Financial Co.	136,783	2,578
* World Acceptance Corp.	80,833	2,575
Community Trust Bancorp Inc.	87,187	2,555
* Tejon Ranch Co.	68,318	2,550
* Piper Jaffray Cos., Inc.	74,783	2,540
^ Radian Group, Inc.	384,019	2,523
American Equity Investment Life Holding Co.	271,055	2,515
State Auto Financial Corp.	85,399	2,488
LTC Properties, Inc. REIT	96,694	2,486
Bank Mutual Corp.	231,145	2,482
Cedar Shopping Centers, Inc. REIT	211,610	2,472
Sterling Financial Corp. (PA)	141,522	2,470
^ First Busey Corp.	116,912	2,469
OneBeacon Insurance Group Ltd.	129,504	2,463
Northwest Bancorp, Inc.	89,920	2,458
Harleysville Group, Inc.	67,907	2,451
First Financial Bancorp	181,721	2,444
First Merchants Corp.	85,489	2,440
IBERIABANK Corp.	54,658	2,419
Tower Group, Inc.	96,015	2,417
* EZCORP, Inc.	196,175	2,415
FBL Financial Group, Inc. Class A	84,707	2,413
Stewart Information Services Corp.	85,686	2,398
Independent Bank Corp. (MA)	81,146	2,398
Amcore Financial, Inc.	117,579	2,393
American Physicians Capital, Inc.	51,434	2,384
Universal Health Realty Income REIT	70,535	2,349
* PICO Holdings, Inc.	77,467	2,342
^ The First Marblehead Corp.	310,791	2,319
Oriental Financial Group Inc.	115,315	2,273
Simmons First National Corp.	76,157	2,264
National Western Life Insurance Co. Class A	10,422	2,259
The PMI Group Inc.	386,918	2,252
* FPIC Insurance Group, Inc.	47,191	2,225
Glimcher Realty Trust REIT	181,401	2,170
Cohen & Steers, Inc.	80,516	2,133
Univest Corp. of Pennsylvania	80,188	2,100
* Centennial Bank Holdings Inc.	328,479	2,063
Student Loan Corp.	20,828	2,060
^ Harleysville National Corp.	142,825	2,060
Columbia Banking System, Inc.	90,949	2,035
BankFinancial Corp.	123,873	1,971
* Hilltop Holdings Inc.	188,873	1,964
*^ First Federal Financial Corp.	71,496	1,941
^ IndyMac Bancorp, Inc.	389,104	1,930
Suffolk Bancorp	60,326	1,911
Boston Private Financial Holdings, Inc.	177,738	1,882
First Potomac REIT	121,691	1,870
Advance America, Cash Advance Centers, Inc.	245,752	1,855
Mainsource Financial Group, Inc.	119,594	1,854
Flushing Financial Corp.	104,992	1,846
WSFS Financial Corp.	37,281	1,837
* Guaranty Financial Group, Inc.	169,922	1,805
Ramco-Gershenson Properties Trust REIT	85,389	1,803
BancFirst Corp.	39,290	1,799
^ Prospect Energy Corp.	117,951	1,795
Sandy Spring Bancorp, Inc.	64,466	1,774
First Source Corp.	83,559	1,759
Washington Trust Bancorp, Inc.	70,597	1,752
Sun Communities, Inc. REIT	85,169	1,746
* CNA Surety Corp.	112,976	1,738
^ Downey Financial Corp.	94,292	1,733
Omega Financial Corp.	55,508	1,732
Renasant Corp.	76,887	1,730
Presidential Life Corp.	98,803	1,723
Integra Bank Corp.	104,476	1,693
^ S.Y. Bancorp, Inc.	72,631	1,688
^ Corus Bankshares Inc.	171,070	1,665
Calamos Asset Management, Inc.	102,123	1,663
First Bancorp (NC)	83,341	1,661
First Financial Corp. (IN)	53,941	1,660
^ Capitol Bancorp Ltd.	77,589	1,640
Kite Realty Group Trust REIT	116,950	1,637
GMH Communities Trust REIT	188,440	1,636
Sterling Bancorp	105,321	1,636
Provident Bankshares Corp.	152,276	1,635
* Dollar Financial Corp.	70,792	1,628
SWS Group, Inc.	132,772	1,624
Gamco Investors Inc. Class A	32,001	1,612
Kearny Financial Corp.	146,883	1,608
National Interstate Corp.	68,718	1,605
Banner Corp.	69,063	1,591
^ Heartland Financial USA, Inc.	74,648	1,580
* eHealth, Inc.	71,411	1,576
Old Second Bancorp, Inc.	59,304	1,575
CapLease, Inc. REIT	202,357	1,572
Anchor Bancorp Wisconsin Inc.	81,877	1,553
First Financial Holdings, Inc.	65,978	1,548
BlackRock Kelso Capital Corp.	129,462	1,546
Getty Realty Holding Corp. REIT	95,115	1,515
Bank of the Ozarks, Inc.	63,285	1,512
* SCPIE Holdings Inc.	54,574	1,504
Baldwin & Lyons, Inc. Class B	57,899	1,487
* MarketAxess Holdings, Inc.	148,910	1,480
Hanmi Financial Corp.	200,163	1,479
Amtrust Financial Services Inc.	91,146	1,477
*^ Western Alliance Bancorp	114,600	1,474
*^ Virginia Commerce Bancorp, Inc.	127,012	1,458
Independent Bank Corp. (MI)	140,293	1,456
* Sun Bancorp, Inc. (NJ)	109,417	1,441
ProCentury Corp.	79,884	1,438
Cardinal Financial Corp.	161,328	1,431
* Superior Bancorp	286,335	1,423
Peoples Bancorp, Inc.	59,008	1,423
* First Cash Financial Services, Inc.	135,421	1,399
Education Realty Trust, Inc. REIT	110,516	1,389
Hercules Technology Growth Capital, Inc.	127,190	1,381
^ Capital City Bank Group, Inc.	47,267	1,371
* StellarOne Corp.	81,003	1,370
Hersha Hospitality Trust REIT	149,017	1,346
^ Gladstone Capital Corp.	71,759	1,343
Financial Institutions, Inc.	70,692	1,340
Friedman, Billings, Ramsey Group, Inc. REIT	786,769	1,338
Nara Bancorp, Inc.	102,754	1,335
^ Capital Southwest Corp.	10,764	1,332
* LaBranche & Co. Inc.	305,187	1,328
^ Cascade Bancorp	138,310	1,322
^ Lakeland Bancorp, Inc.	101,482	1,312
Associated Estates Realty Corp. REIT	114,319	1,308
* TradeStation Group, Inc.	152,844	1,302
Flagstar Bancorp, Inc.	179,725	1,298
Mission West Properties Inc. REIT	136,512	1,290
* Riskmetrics Group Inc.	65,700	1,271
Bank of Granite Corp.	115,692	1,270
*^ Citizens, Inc.	189,593	1,268
Kohlberg Capital Corp.	121,398	1,260
MVC Capital, Inc.	82,200	1,253
Consolidated-Tomoka Land Co.	22,073	1,237
PremierWest Bancorp	123,439	1,236
Tompkins Trustco, Inc.	25,069	1,233
^ Home Bancshares Inc.	58,399	1,219
Arrow Financial Corp.	54,116	1,217
Westwood Holdings Group, Inc.	31,626	1,192
Heritage Commerce Corp.	64,576	1,184
Donegal Group Inc. Class B	63,194	1,183
* Beneficial Mutual Bancorp, Inc.	119,000	1,177
First Community Bancshares, Inc.	32,061	1,168
Union Bankshares Corp.	60,087	1,164
* The Bancorp Inc.	94,803	1,145
* PMA Capital Corp. Class A	133,797	1,143
OceanFirst Financial Corp.	65,072	1,138
* Seabright Insurance Holdings, Inc.	76,943	1,133
German American Bancorp	88,665	1,131
* First Regional Bancorp	68,943	1,131
* Bridge Capital Holdings	53,330	1,131
^ Smithtown Bancorp, Inc.	53,613	1,121
* Community Bancorp	82,437	1,118
Great Southern Bancorp, Inc.	71,511	1,116
Republic Bancorp, Inc. Class A	59,098	1,116
United Community Financial Corp.	179,683	1,114
NewBridge Bancorp.	126,643	1,109
^ NGP Capital Resources Co.	66,833	1,097
SCBT Financial Corp.	32,437	1,096
^ U.S. Global Investors, Inc. Class A	80,300	1,087
* Bank of Florida Corp.	104,775	1,062
Nelnet, Inc.	90,263	1,061
* Diamond Hill Investment Group	13,804	1,056
TierOne Corp.	93,426	1,054
First State Bancorporation	78,591	1,052
^ Macatawa Bank Corp.	100,147	1,043
* Pennsylvania Commerce Bancorp, Inc.	39,532	1,038
West Coast Bancorp	70,245	1,025
Ameris Bancorp	62,969	1,011
*^ CompuCredit Corp.	113,078	1,003
Meadowbrook Insurance Group, Inc.	126,564	988
^ Enterprise Financial Services Corp.	39,527	988
Southside Bancshares, Inc.	40,904	985
First Place Financial Corp.	75,551	982
TriCo Bancshares	56,669	981
Pacific Mercantile Bancorp	101,496	968
First United Corp.	48,752	966
* Essa Bancorp Inc.	81,808	961
Clifton Savings Bancorp, Inc.	94,702	955
^ Seacoast Banking Corp. of Florida	87,132	954
^ West Bancorporation	72,034	948
* Ocwen Financial Corp.	213,466	948
Lakeland Financial Corp.	41,839	948
Abington Community Bancorp Inc.	89,836	927
^ Sierra Bancorp	42,808	925
Southwest Bancorp, Inc.	52,813	925
Westfield Financial, Inc.	94,596	924
Patriot Capital Funding Inc.	87,617	917
City Bank Lynnwood (WA)	40,629	905
Heritage Financial Corp.	51,918	903
North Valley Bancorp	75,133	893
CFS Bancorp, Inc.	62,058	892
*^ Wauwatosa Holdings, Inc.	74,911	891
BankAtlantic Bancorp, Inc. Class A	226,532	886
Kansas City Life Insurance Co.	18,429	886
ViewPoint Financial Group	53,438	882
Home Federal Bancorp (IN)	39,931	878
Horizon Financial Corp.	63,121	872
Berkshire Hills Bancorp, Inc.	34,510	869
United Western Bancorp. Inc.	48,251	864
Citizens & Northern Corp.	43,454	862
^ PFF Bancorp, Inc.	102,795	855
Pzena Investment Management CL A	75,400	854
MBT Financial Corp.	98,828	850
* AmCOMP, Inc.	69,370	848
Thomas Properties Group, Inc.	96,226	845
Asset Acceptance Capital Corp.	87,561	843
Midwest Banc Holdings, Inc.	65,404	836
Evercore Partners Inc.	47,000	834
Monmouth Real Estate Investment Corp. REIT	104,202	834
Imperial Capital Bancorp Inc.	38,239	827
Massbank Corp.	21,203	821
Pacific Continental Corp.	58,885	819
Center Bancorp, Inc.	77,113	819
Camden National Corp.	24,177	818
^ ASTA Funding, Inc.	58,591	816
Shore Bancshares, Inc.	37,933	814
^ Temecula Valley Bancorp, Inc.	85,653	810
* Crawford & Co. Class B	154,014	809
^ Vineyard National Bancorp Co.	98,981	804
* Ameriserv Financial Inc.	280,882	803
Century Bancorp, Inc. Class A	39,822	800
*^ EuroBancshares, Inc.	149,780	797
^ BankUnited Financial Corp.	158,188	793
^ First South Bancorp, Inc.	34,861	784
Grubb & Ellis Co.	113,800	782
* Oritani Financial Corp.	51,359	779
Sanders Morris Harris Group Inc.	94,254	769
* Thomas Weisel Partners Group, Inc.	115,068	762
Peoples Bancorp of North Carolina	56,382	761
Hawthorn Bancshares Inc.	27,608	759
Wainwright Bank & Trust Co.	61,442	758
Camco Financial Corp.	68,769	757
* Dearborn Bancorp, Inc.	98,865	751
Urstadt Biddle Properties Class A REIT	47,407	746
* Southcoast Financial Corp	50,725	743
NYMAGIC, Inc.	32,639	741
Irwin Financial Corp.	137,925	732
Home Federal Bancorp, Inc.	61,077	732
Merchants Bancshares, Inc.	31,813	728
Gladstone Investment Corp.	77,217	727
^ United Security Bancshares, Inc.	39,227	725
^ W Holding Co., Inc.	656,393	722
Millennium Bankshares Corp.	130,633	708
EMC Insurance Group, Inc.	26,272	706
^ BancTrust Financial Group, Inc.	65,580	705
CoBiz Inc.	53,744	700
* First Mercury Financial Corp.	40,000	696
Guaranty Federal Bancshares, Inc.	26,604	696
American National Bankshares Inc.	32,444	695
* Encore Capital Group, Inc.	102,040	694
Advanta Corp. Class A	116,032	694
^ Thornburg Mortgage, Inc. REIT	653,083	692
Wilshire Bancorp Inc.	89,929	687
* Amerisafe Inc.	54,313	686
* Rewards Network Inc.	152,124	682
Preferred Bank	40,712	679
HMN Financial, Inc.	29,374	678
Centrue Financial Corp.	34,673	676
FNB Corp. (NC)	64,377	676
Cadence Financial Corp.	41,958	670
American Land Lease, Inc. REIT	32,411	667
MicroFinancial Inc.	126,618	662
*^ Harris & Harris Group, Inc.	92,678	661
^ United Security Bancshares (CA)	39,170	658
Bancorp Rhode Island Inc.	18,228	657
Community Capital Corp.	41,644	653
Peapack Gladstone Financial Corp.	24,119	652
Greene County Bancshares	36,608	648
Kayne Anderson Energy Development Co.	26,000	647
PennantPark Investment Corp.	75,843	645
* Darwin Professional Underwriters, Inc.	28,500	641
* MSCI, Inc.-Class A Shares	21,401	637
Timberland Bancorp, Inc.	54,611	636
* United Capital Corp.	29,188	635
Urstadt Biddle Properties REIT	38,700	628
* Penson Worldwide, Inc.	67,797	626
Agree Realty Corp. REIT	22,621	621
Supertel Hospitality, Inc. REIT	116,383	617
* Republic First Bancorp, Inc.	124,900	616
TIB Financial Corp.	76,007	608
Jefferson Bancshares, Inc.	63,688	592
Farmers Capital Bank Corp.	24,946	592
Winthrop Realty Trust Inc. REIT	143,283	590
Citizens South Banking Corp.	61,842	587
MetroCorp Bancshares, Inc.	45,568	583
Brooklyn Federal Bancorp	48,000	581
AmericanWest Bancorporation	66,472	580
Capital Bank Corp.	55,893	573
Center Financial Corp.	63,124	572
Southern Community Financial Corp.	79,521	569
* FX Real Estate and Entertainment Inc.	96,342	566
TF Financial Corp.	23,289	565
American Bancorp of New Jersey, Inc.	53,382	556
Cogdell Spencer Inc. REIT	34,900	549
First Security Group Inc.	60,383	548
GB&T Bancshares, Inc.	63,596	547
^ Colony Bankcorp, Inc.	39,477	546
Affirmative Insurance Holdings, Inc.	68,073	543
* FBR Capital Markets Corp.	80,470	543
* NewStar Financial, Inc.	104,519	541
^ Security Bank Corp.	67,834	539
Willow Grove Bancorp, Inc.	72,968	539
*^ Stratus Properties Inc.	18,085	533
State Bancorp, Inc.	45,068	532
One Liberty Properties, Inc. REIT	33,000	531
AmREIT, Inc. REIT	73,907	528
WSB Holdings, Inc.	96,135	527
* Penn Treaty American Corp.	81,500	526
MutualFirst Financial Inc.	38,944	513
^ K-Fed Bancorp	43,719	499
QC Holdings Inc.	54,699	495
Northern States Financial Corp.	24,645	490
Summit Financial Group, Inc.	34,186	485
National Bankshares, Inc.	27,178	484
Federal Agricultural Mortgage Corp. Class C	18,405	480
Cooperative Bankshares, Inc.	44,009	479
Epoch Holding Corp.	39,651	475
Northrim Bancorp Inc.	26,054	474
Rainier Pacific Financial Group Inc.	34,066	473
^ BRT Realty Trust REIT	33,405	468
Capital Corp. of the West	57,611	462
Columbia Bancorp (OR)	26,917	460
Provident Financial Holdings, Inc.	28,522	457
^ Royal Bancshares of Pennsylvania, Inc.	31,321	453
1st Independence Financial Group, Inc.	25,802	450
Cascade Financial Corp.	36,566	446
TICC Capital Corporation	58,661	441
Advanta Corp. Class B	62,102	437
Atlantic Coast Federal Corp.	44,532	436
Fidelity Southern Corp.	51,301	431
*^ Ladenburg Thalmann Financial Services, Inc.	227,685	426
Gateway Financial Holdings, Inc.	40,010	424
Highland Distressed Opportunities, Inc.	60,376	422
Bank of Marin Bancorp	14,004	420
Meta Financial Group, Inc.	24,004	416
Pulaski Financial Corp.	39,327	416
Medallion Financial Corp.	45,841	414
* HouseValues, Inc.	172,707	408
* ZipRealty, Inc.	75,182	394
^ Rockville Financial, Inc.	28,533	391
Bryn Mawr Bank Corp.	17,992	391
21st Century Holding Co.	29,889	383
* Ocean Shore Holding Co.	38,065	373
^ NASB Financial Inc.	14,111	370
Yadkin Valley Bank and Trust Co.	28,886	365
* Specialty Underwriters' Alliance, Inc.	85,693	365
Independence Holding Co.	29,549	352
ESB Financial Corp.	35,446	352
* Marlin Business Services Inc.	46,117	348
Taylor Capital Group, Inc.	21,167	348
Mercer Insurance Group, Inc.	19,856	345
Firstbank Corp.	25,222	339
PAB Bankshares, Inc.	24,652	339
Mercantile Bank Corp.	32,718	338
*^ Sun American Bancorp	84,247	337
* Franklin Bank Corp.	111,212	337
*^ Credit Acceptance Corp.	21,647	336
* International Assets Holding Corp.	13,302	332
* Broadpoint Securities Group	177,048	324
* Wilshire Enterprises, Inc.	109,216	323
^ Life Partners Holdings	17,380	321
* Meruelo Maddux Properties Inc.	125,974	320
Eagle Bancorp, Inc.	24,333	318
Legacy Bancorp, Inc.	22,485	314
UMH Properties, Inc. REIT	30,906	308
* First Acceptance Corp.	107,066	305
VIST Financial Corp.	16,812	302
^ Centerstate Banks of Florida	23,208	297
Intervest Bancshares Corp.	30,839	296
* Reis, Inc.	54,774	293
Ames National Corp.	14,657	292
United Financial Bancorp, Inc.	26,209	290
* Central Jersy Bancorp	36,843	286
American River Bankshares	17,416	283
* FirstCity Financial Corp.	44,722	282
Citizens First Bancorp, Inc.	26,096	281
*^ Clayton Holdings, Inc.	59,739	277
*^ Fremont General Corp.	517,933	259
* Nicholas Financial Inc.	41,100	254
* Danvers Bancorp, Inc.	25,200	253
* HFF Inc. Class A	49,964	250
Gladstone Commercial Corp. REIT	15,954	248
Pamrapo Bancorp, Inc.	16,095	245
PMC Commercial Trust REIT	34,704	245
* Consumer Portfolio Services, Inc.	85,663	243
*^ Triad Guaranty, Inc.	48,411	242
Roma Financial Corp.	16,234	242
Princeton National Bancorp, Inc.	8,084	240
Alliance financial Corp.	9,555	239
Presidential Realty Corp. REIT	46,000	230
Federal Agricultural Mortgage Corp. Class A	12,788	216
Middleburg Financial Corp.	9,388	216
HCP, Inc. REIT	6,132	207
Riverview Bancorp Inc.	20,307	203
Washington Banking Co.	12,471	197
Prudential Bancorp, Inc. of Pennsylvania	15,408	190
* Cowen Group, Inc.	26,574	188
First Defiance Financial Corp.	10,055	185
Donegal Group Inc. Class A	9,976	174
Beverly Hills Bancorp Inc.	64,932	164
Penns Woods Bancorp, Inc.	4,866	161
Heritage Financial Group	12,943	155
* United PanAm Financial Corp.	42,206	154
Universal Insurance Holdings, INC.	38,300	145
Brooke Corp.	44,323	144
* American Physicians Service Group, Inc.	6,884	135
Feldman Mall Properties, Inc. REIT	48,975	127
Investors Capital Holdings, Ltd.	25,100	122
Peoples Community Bancorp	28,820	115
* National Atlantic Holdings Corp	18,075	107
IBT Bancorp, Inc.	3,548	106
Tortoise Capital Resources Corp.	6,700	85
* Mercantile Bancorp, Inc	4,250	77
* Ares Capital Corp. Rights Exp. 4/21/08	114,760	64
Eastern Insurance Holdings, Inc.	4,401	64
*^ Cash Systems, Inc.	119,011	62
* First Citizens Banc Corp.	3,600	53
Hampton Roads Bankshares, Inc.	4,050	50
* MCG Capital Corp. Rights Exp. 4/18/08	44,579	48
* Encore Bancshares, Inc.	2,426	42
Commonwealth Bankshares, Inc.	2,302	39
Parkvale Financial Corp.	1,399	38
* Gladstone Investment Corp. Rights Exp. 4/12/08	25,172	17
* AMV Liquidating Trust	94,702	11
* FX Real Estate and Entertainment, Inc. Rights Exp. 4/11/08	40,483	3
* Malan Realty Investors, Inc. REIT	49,200	1

		2,346,757

Health Care (12.6%)
* Genentech, Inc.	2,197,652	178,405
* Intuitive Surgical, Inc.	183,223	59,428
* Hologic, Inc.	606,014	33,694
DENTSPLY International Inc.	715,848	27,632
* Covance, Inc.	304,285	25,247
* Henry Schein, Inc.	426,796	24,498
* DaVita, Inc.	509,440	24,331
* Millennium Pharmaceuticals, Inc.	1,540,768	23,820
Pharmaceutical Product Development, Inc.	498,673	20,894
* Cephalon, Inc.	320,973	20,671
* Illumina, Inc.	263,434	19,995
Beckman Coulter, Inc.	299,081	19,306
* Charles River Laboratories, Inc.	323,751	19,082
* Invitrogen Corp.	219,451	18,756
* BioMarin Pharmaceutical Inc.	462,241	16,349
* Health Net Inc.	525,396	16,182
*^ Amylin Pharmaceuticals, Inc.	546,310	15,958
* ResMed Inc.	368,893	15,560
* Pediatrix Medical Group, Inc.	230,698	15,549
* Community Health Systems, Inc.	458,284	15,385
* Endo Pharmaceuticals Holdings, Inc.	640,853	15,342
* Vertex Pharmaceuticals, Inc.	631,275	15,081
* IDEXX Laboratories Corp.	289,382	14,255
Hillenbrand Industries, Inc.	295,767	14,138
Perrigo Co.	370,589	13,982
Universal Health Services Class B	245,453	13,178
* Techne Corp.	185,124	12,470
* Gen-Probe Inc.	256,446	12,361
* ImClone Systems, Inc.	284,578	12,072
* Edwards Lifesciences Corp.	270,507	12,051
* Kinetic Concepts, Inc.	257,656	11,911
* Cerner Corp.	316,776	11,809
* VCA Antech, Inc.	401,865	10,991
* Alexion Pharmaceuticals, Inc.	180,817	10,722
* Inverness Medical Innovations, Inc.	353,196	10,631
Omnicare, Inc.	579,982	10,532
* Sepracor Inc.	533,728	10,418
* OSI Pharmaceuticals, Inc.	271,441	10,149
* Lincare Holdings, Inc.	347,174	9,759
* United Therapeutics Corp.	105,987	9,189
* Psychiatric Solutions, Inc.	262,010	8,887
* Varian, Inc.	144,049	8,343
* HLTH Corp.	870,692	8,306
*^ Myriad Genetics, Inc.	206,071	8,303
STERIS Corp.	294,543	7,903
* Bio-Rad Laboratories, Inc. Class A	88,465	7,869
* WellCare Health Plans Inc.	199,076	7,754
Owens & Minor, Inc. Holding Co.	194,581	7,655
* Onyx Pharmaceuticals, Inc.	263,313	7,644
* Magellan Health Services, Inc.	191,044	7,583
* LifePoint Hospitals, Inc.	269,209	7,395
Cooper Cos., Inc.	213,478	7,350
* Haemonetics Corp.	121,534	7,241
* Immucor Inc.	333,411	7,115
* PAREXEL International Corp.	266,914	6,966
* AMERIGROUP Corp.	254,407	6,953
* Dionex Corp.	88,096	6,783
West Pharmaceutical Services, Inc.	152,818	6,759
*^ HealthSouth Corp.	376,308	6,695
* Cepheid, Inc.	265,530	6,476
Meridian Bioscience Inc.	190,780	6,378
*^ Isis Pharmaceuticals, Inc.	441,535	6,230
* LifeCell Corp.	146,301	6,149
* Health Management Associates Class A	1,157,758	6,125
* Healthways, Inc.	170,434	6,023
* PDL BioPharma Inc.	555,538	5,883
*^ Advanced Medical Optics, Inc.	288,729	5,861
* Nuvasive, Inc.	167,962	5,796
* Affymetrix, Inc.	329,128	5,730
* Regeneron Pharmaceuticals, Inc.	297,894	5,717
* Alkermes, Inc.	474,875	5,642
*^ Valeant Pharmaceuticals International	434,184	5,571
* Alpharma, Inc. Class A	209,503	5,491
* Medarex, Inc.	607,171	5,373
Medicis Pharmaceutical Corp.	268,254	5,282
* PSS World Medical, Inc.	307,786	5,128
* The Medicines Co.	247,395	4,997
* Amedisys Inc.	125,617	4,942
* Cubist Pharmaceuticals, Inc.	267,624	4,930
*^ American Medical Systems Holdings, Inc.	344,719	4,892
Chemed Corp.	114,441	4,829
* Martek Biosciences Corp.	155,950	4,767
* Sunrise Senior Living, Inc.	213,150	4,749
* K-V Pharmaceutical Co. Class A	179,749	4,487
* Auxilium Pharmaceuticals, Inc.	166,630	4,456
* inVentiv Health, Inc.	154,141	4,441
* Eclipsys Corp.	225,415	4,420
Brookdale Senior Living Inc.	184,041	4,399
* HealthExtras, Inc.	176,653	4,388
Analogic Corp.	63,787	4,244
* Incyte Corp.	403,062	4,236
*^ ArthroCare Corp.	126,277	4,211
* Savient Pharmaceuticals Inc.	209,663	4,193
* Wright Medical Group, Inc.	173,659	4,192
Mentor Corp.	160,173	4,120
* Apria Healthcare Group Inc.	208,510	4,118
*^ Integra LifeSciences Holdings	88,094	3,829
*^ Alnylam Pharmaceuticals Inc.	155,613	3,797
* Human Genome Sciences, Inc.	643,639	3,791
* Bruker BioSciences Corp.	240,509	3,701
* Thoratec Corp.	258,086	3,688
* Xenoport Inc.	90,618	3,667
* Align Technology, Inc.	328,502	3,650
* AmSurg Corp.	149,414	3,538
* CONMED Corp.	136,479	3,499
* Exelixis, Inc.	501,319	3,484
* Phase Forward Inc.	202,039	3,451
* Luminex Corp.	174,467	3,428
Invacare Corp.	152,465	3,397
* The TriZetto Group, Inc.	203,481	3,396
* Healthspring, Inc.	238,602	3,360
* Sciele Pharma, Inc.	171,790	3,350
* Omnicell, Inc.	164,429	3,305
* Rigel Pharmaceuticals, Inc.	173,552	3,238
* Kindred Healthcare, Inc.	142,561	3,118
* Nektar Therapeutics	441,094	3,061
*^ SurModics, Inc.	72,882	3,052
* HMS Holdings Corp.	104,520	2,984
* ViroPharma Inc.	333,331	2,980
* Gentiva Health Services, Inc.	133,459	2,904
* Centene Corp.	207,704	2,895
* AMAG Pharmaceuticals, Inc.	71,213	2,879
* Par Pharmaceutical Cos. Inc.	163,909	2,850
* Allscripts Healthcare Solutions, Inc.	271,888	2,806
* Symmetry Medical Inc.	168,906	2,804
* Kendle International Inc.	61,157	2,747
* Zoll Medical Corp.	98,518	2,620
* Conceptus, Inc.	140,969	2,616
Datascope Corp.	61,892	2,564
* eResearch Technology, Inc.	199,303	2,475
* Universal American Corp.	232,909	2,469
* Air Methods Corp.	50,982	2,466
* Seattle Genetics, Inc.	269,872	2,456
* Merit Medical Systems, Inc.	153,587	2,431
* AMN Healthcare Services, Inc.	156,685	2,416
* Abaxis, Inc.	103,916	2,408
* Arena Pharmaceuticals, Inc.	350,677	2,399
* RTI Biologics, Inc.	253,071	2,392
* Halozyme Therapeutics Inc.	373,088	2,373
Vital Signs, Inc.	46,700	2,365
* Durect Corp.	449,869	2,362
* Acorda Therapeutics Inc.	130,920	2,350
* PharMerica Corp.	140,410	2,327
* Matria Healthcare, Inc.	103,009	2,297
* SonoSite, Inc.	80,069	2,276
* Pharmanet Development Group, Inc.	90,123	2,274
* Theravance, Inc.	215,505	2,269
* Emeritus Corp.	108,443	2,262
*^ ABIOMED, Inc.	167,496	2,201
* Quidel Corp.	136,854	2,198
* Vivus, Inc.	361,081	2,177
* Third Wave Technologies	234,750	2,164
*^ InterMune Inc.	144,928	2,113
* ICU Medical, Inc.	73,422	2,112
* Sun Healthcare Group Inc.	159,212	2,092
* Res-Care, Inc.	120,778	2,071
* Kensey Nash Corp.	70,196	2,032
* CV Therapeutics, Inc.	284,840	2,031
* Greatbatch, Inc.	109,102	2,009
* Cyberonics, Inc.	136,510	1,979
*^ Enzon Pharmaceuticals, Inc.	214,811	1,978
Ligand Pharmaceuticals Inc. Class B	494,252	1,977
*^ Dendreon Corp.	406,769	1,961
*^ Abraxis BioScience	31,720	1,874
* OraSure Technologies, Inc.	253,074	1,850
* Chindex International, Inc.	49,005	1,849
* Albany Molecular Research, Inc.	148,220	1,799
Landauer, Inc.	34,151	1,719
* CorVel Corp.	55,521	1,698
*^ Sangamo BioSciences, Inc.	166,011	1,687
* Odyssey Healthcare, Inc.	186,103	1,675
* Providence Service Corp.	55,806	1,674
*^ Zymogenetics, Inc.	170,422	1,670
*^ Molina Healthcare Inc.	68,351	1,669
* Dyax Corp.	353,484	1,665
* XOMA Ltd.	627,769	1,626
*^ Geron Corp.	327,949	1,600
* APP Pharmaceuticals, Inc.	131,861	1,593
*^ Assisted Living Concepts Inc.	269,228	1,586
* VNUS Medical Technologies, Inc.	86,993	1,582
*^ Pozen Inc.	152,438	1,579
* Spectranetics Corp.	186,153	1,556
*^ Medivation Inc.	109,054	1,552
*^ Accuray Inc.	198,694	1,552
* Medical Action Industries Inc.	94,330	1,550
*^ Discovery Laboratories, Inc.	655,238	1,540
* Adolor Corp.	331,627	1,516
* IRIS International, Inc.	113,507	1,506
* Indevus Pharmaceuticals, Inc.	315,214	1,504
* Cross Country Healthcare, Inc.	120,961	1,496
* Salix Pharmaceuticals, Ltd.	236,676	1,486
* CryoLife Inc.	156,870	1,475
* BioScrip Inc.	217,899	1,473
*^ GTx, Inc.	91,520	1,472
*^ Encysive Pharmaceuticals, Inc.	625,174	1,469
* Momenta Pharmaceuticals, Inc.	134,252	1,467
* RehabCare Group, Inc.	96,492	1,447
* Bio-Reference Laboratories, Inc.	54,755	1,447
* Natus Medical Inc.	79,715	1,447
* Cypress Bioscience, Inc.	201,345	1,442
* Allos Therapeutics Inc.	229,880	1,398
*^ Immunomedics Inc.	497,174	1,397
* I-Flow Corp.	98,878	1,387
* Palomar Medical Technologies, Inc.	89,709	1,355
*^ ev3 Inc.	166,036	1,352
* Array BioPharma Inc.	191,114	1,340
* Masimo Corp.	51,500	1,339
* Cerus Corp.	228,136	1,316
* US Physical Therapy, Inc.	91,206	1,315
National Healthcare Corp.	26,784	1,304
* Noven Pharmaceuticals, Inc.	143,893	1,292
* Hanger Orthopedic Group, Inc.	119,610	1,289
* Neogen Corp.	51,090	1,282
* Collagenex Pharmaceuticals, Inc.	76,052	1,260
*^ MannKind Corp.	210,659	1,258
* Volcano Corp.	99,700	1,246
*^ Acadia Pharmaceuticals Inc.	135,292	1,226
^ LCA-Vision Inc.	97,243	1,216
* Skilled Healthcare Group Inc.	109,574	1,203
*^ NPS Pharmaceuticals Inc.	308,034	1,201
* Nabi Biopharmaceuticals	289,959	1,166
* LHC Group Inc.	68,835	1,156
*^ Pain Therapeutics, Inc.	135,662	1,146
* RadNet, Inc.	160,705	1,131
* MWI Veterinary Supply Inc.	31,625	1,115
* Maxygen Inc.	172,388	1,114
* Five Star Quality Care, Inc.	173,894	1,104
* Enzo Biochem, Inc.	121,431	1,104
*^ Vital Images, Inc.	73,868	1,095
* Repligen Corp.	226,701	1,093
*^ GenVec, Inc.	613,189	1,079
* Bentley Pharmaceuticals, Inc.	63,970	1,040
* Inspire Pharmaceuticals, Inc.	268,861	1,035
* Monogram Biosciences, Inc.	970,832	1,029
* Lexicon Pharmaceuticals Inc.	499,536	1,009
* Caraco Pharmaceutical Laboratories, Ltd.	56,200	1,009
* Orthovita, Inc.	390,740	1,008
* Accelrys Inc.	185,618	1,004
*^ Alfacell Corp.	420,076	1,000
* Akorn, Inc.	203,940	965
Computer Programs and Systems, Inc.	45,825	958
Cambrex Corp.	137,963	956
* Curis, Inc.	681,467	954
*^ Idenix Pharmaceuticals Inc.	189,343	951
*^ Stereotaxis Inc.	159,906	947
*^ Repros Therapeutics, Inc.	96,499	944
* ImmunoGen, Inc.	261,924	938
Psychemedics Corp.	52,503	935
*^ Trimeris, Inc.	142,433	929
* E-Z-EM, Inc.	43,568	914
* Harvard Bioscience, Inc.	180,313	902
* Angiodynamics, Inc.	77,612	897
* ARIAD Pharmaceuticals, Inc.	263,612	888
*^ Telik, Inc.	353,430	862
* Micrus Endovascular Corp.	69,523	859
* Alliance Imaging, Inc.	99,471	855
*^ Cell Genesys, Inc.	362,951	853
* Exact Sciences Corp.	291,960	850
*^ Columbia Laboratories Inc.	398,343	848
* SuperGen, Inc.	337,412	847
* MedCath Corp.	46,448	845
*^ ArQule, Inc.	197,012	843
* Matrixx Initiatives, Inc.	57,058	835
* Life Sciences Research, Inc.	29,711	832
* AtriCure, Inc.	64,202	818
* Theragenics Corp.	206,061	812
*^ Genomic Health, Inc.	42,935	811
* Somanetics Corp.	52,042	810
*^ Questcor Pharmaceuticals, Inc.	196,000	808
* AspenBio Pharma, Inc.	138,637	801
*^ Hansen Medical Inc.	56,600	796
*^ BioCryst Pharmaceuticals, Inc.	172,343	795
*^ DepoMed, Inc.	229,329	780
* Nighthawk Radiology Holdings, Inc.	81,366	762
* Synovis Life Technologies, Inc.	48,300	757
* Cardiac Science Corp.	90,574	756
* Medtox Scientific, Inc.	57,254	755
* Icad Inc.	305,341	751
*^ Corcept Therapeutics Inc.	232,993	750
*^ CombiMatrix Corp.	78,624	748
* National Dentex Corp.	57,327	739
* Osteotech, Inc.	155,219	737
* Amicas, Inc.	326,228	734
*^ StemCells, Inc.	466,378	732
* Omrix Biopharmaceuticals, Inc.	52,237	731
* Senomyx, Inc.	123,534	729
* Dexcom Inc.	175,714	727
*^ Idera Pharmaceuticals, Inc.	71,491	716
*^ Poniard Pharmaceuticals, Inc.	213,363	715
* Heska Corp.	447,038	711
* Titan Pharmaceuticals, Inc.	469,610	709
* Minrad International, Inc.	300,407	706
* Optimer Pharmaceuticals Inc.	113,964	703
* Caliper Life Sciences, Inc.	187,420	703
*^ Emergency Medical Services LP Class A	28,410	701
*^ Javelin Pharmaceuticals, Inc.	249,429	701
* Insulet Corp.	47,984	691
* Health Grades, Inc	130,226	688
* Anika Resh Inc.	81,043	687
* Sequenom, Inc.	103,964	676
* ThermoGenesis Corp.	413,055	673
* Exactech, Inc.	26,624	671
* Clinical Data, Inc.	36,149	668
* SciClone Pharmaceuticals, Inc.	348,714	659
*^ SIGA Technologies, Inc.	286,057	658
* Sonic Innovations, Inc.	135,229	653
* Digirad Corp.	231,278	652
*^ Antigenics, Inc.	275,114	649
* Pharmacopeia Drug Discovery Inc.	174,392	642
^ Cytrx Corp.	557,813	641
*^ Insmed Inc.	940,341	639
* Metabolix Inc.	58,275	638
* Progenics Pharmaceuticals, Inc.	96,462	630
* Cutera, Inc.	45,941	619
*^ Peregrine Pharmaceuticals, Inc.	1,308,631	615
* PhotoMedex, Inc.	668,212	608
* Tercica, Inc.	105,820	606
* Novavax, Inc.	225,626	600
* Genoptix, Inc.	23,546	589
*^ Osiris Therapeutics, Inc.	46,604	586
* Endologix, Inc.	195,978	586
* PDI, Inc.	69,215	583
*^ Clarient, Inc.	402,132	575
* Capital Senior Living Corp.	70,313	566
* Medical Staffing Network Holdings, Inc.	120,681	565
* I-trax, Inc.	104,969	562
* Vanda Parmaceuticals, Inc.	143,702	556
* BioSphere Medical Inc.	120,616	554
* NMT Medical, Inc.	141,599	549
* Allion Healthcare Inc.	132,942	549
*^ Opko Health, Inc.	259,568	540
* Cantel Medical Corp.	50,650	538
* Vascular Solutions, Inc.	86,337	529
* MiddleBrook Pharmaceuticals Inc.	131,016	525
* Hi-Tech Pharmacal Co., Inc.	58,045	525
* Avigen, Inc.	188,038	525
* Cytokinetics, Inc.	148,963	495
* Bioanalytical Systems, Inc.	84,196	493
* Renovis, Inc.	207,252	489
* Biomimetic Therapeutics, Inc.	61,118	489
* Neurocrine Biosciences, Inc.	89,943	486
* Dialysis Corp. of America	65,850	480
*^ Avanir Pharmaceuticals Class A	478,598	479
*^ Aspect Medical Systems, Inc.	77,725	474
* Emageon Inc.	206,363	473
* MedAssets, Inc.	31,600	468
* National Medical Health Card Systems, Inc.	44,989	458
* American Dental Partners, Inc.	47,339	458
* Animal Health International, Inc.	41,395	453
* Cynosure Inc.	21,100	449
*^ BioLase Technology, Inc.	143,702	444
* Nuvelo, Inc.	621,675	441
* Mediware Information Systems, Inc.	77,003	441
*^ Rochester Medical Corp.	42,755	436
* Almost Family Inc.	20,922	417
*^ ATS Medical, Inc.	294,520	415
*^ AVI BioPharma, Inc.	223,627	411
* HealthTronics Surgical Services, Inc.	123,464	400
*^ Santarus Inc.	154,651	397
* Lipid Sciences, Inc.	389,300	397
* SRI/Surgical Express, Inc.	91,061	392
*^ AthenaHealth Inc.	16,200	383
* La Jolla Pharmaceutical Co.	190,868	376
* TomoTherapy, Inc.	26,200	376
* Rural/Metro Corp.	161,313	376
* DUSA Pharmaceuticals, Inc.	149,400	375
* America Service Group Inc.	61,552	373
* Sunlink Health Systems, Inc.	59,100	372
* STAAR Surgical Co.	144,410	371
Young Innovations, Inc.	21,351	370
*^ Altus Pharmaceuticals, Inc.	80,002	364
*^ Bionovo Inc.	282,279	358
*^ Neurometrix Inc.	196,723	358
*^ NxStage Medical, Inc.	82,567	357
* Encorium Group, Inc.	182,215	355
* Orchid Cellmark, Inc.	124,435	355
*^ Genelabs Technologies, Inc.	395,506	352
* Bovie Medical Corp.	54,410	348
* EPIX Pharmaceuticals Inc.	240,785	344
* SenoRx, Inc.	53,041	342
*^ Aastrom Biosciences, Inc.	838,008	335
*^ Nastech Pharmaceutical Co., Inc.	141,475	332
* Anadys Pharmaceuticals Inc.	213,903	325
* Spectrum Pharmaceuticals Inc.	127,560	323
* Penwest Pharmaceuticals Co.	123,983	322
* Novamed, Inc.	84,812	321
* Cyclacel Pharmaceuticals Inc.	105,191	313
* LeMaitre Vascular Inc.	95,442	310
* Kosan Biosciences, Inc.	196,167	308
* Vical, Inc.	86,572	305
* Memory Pharmaceuticals Corp.	607,078	304
*^ Emisphere Technologies, Inc.	180,094	301
*^ Chelsea Therapeutics International, Ltd.	59,319	297
* Escalon Medical Corp.	91,117	295
* CuraGen Corp.	367,107	294
*^ Molecular Insight Pharmaceuticals, Inc.	42,133	285
* Panacos Pharmaceuticals Inc.	401,337	281
*^ RXi Pharmaceuticals Corp.	29,555	281
* Oxigene, Inc.	151,876	276
* Orthologic Corp.	323,787	275
*^ Hythiam Inc.	226,886	275
* Jazz Pharmaceuticals Inc.	30,306	273
Atrion Corp.	2,752	273
National Research Corp.	10,540	273
* Candela Corp.	78,168	266
* Barrier Therapeutics Inc.	75,536	258
* Obagi Medical Products, Inc.	29,555	257
* Inhibitex Inc.	326,688	255
*^ Northfield Laboratories, Inc.	251,618	249
*^ Oscient Pharmaceuticals Corp.	140,918	245
* AP Pharma, Inc.	195,632	245
* Neurogen Corp.	130,996	244
* Metabasis Therapeutics, Inc.	115,061	237
*^ Introgen Therapeutics, Inc.	75,088	234
*^ GTC Biotherapeutics, Inc.	455,051	232
*^ EntreMed, Inc.	330,654	228
* AVANT Immunotherapeutics, Inc.	23,280	228
* The Quigley Corp.	43,797	225
* Alexza Pharmaceuticals, Inc.	32,051	221
*^ Cell Therapeutics, Inc.	326,650	216
*^ Ardea Biosciences, Inc.	16,301	212
*^ Synta Pharmaceuticals Corp.	25,839	209
* Home Diagnostics Inc.	29,900	208
* Orexigen Therapeutics Inc.	20,200	208
*^ Epicept Corp.	389,506	206
* Icagen, Inc.	128,034	206
*^ AtheroGenics, Inc.	257,560	206
* Combinatorx, Inc.	58,478	201
*^ Arcadia Resources, Inc.	229,920	198
*^ Ista Pharmaceuticals Inc.	102,430	198
* Dynavax Technologies Corp.	100,492	197
*^ Synergetics USA, Inc.	90,774	195
*^ Targeted Genetics Corp.	195,595	194
* Alphatec Holdings, Inc.	38,024	191
* Hooper Holmes, Inc.	293,488	191
* Hollis-Eden Pharmaceuticals, Inc.	107,128	187
* Urologix, Inc.	212,418	176
*^ Continucare Corp.	68,148	170
* Merge Healthcare Inc.	297,703	167
*^ Proxymed Pharmacy, Inc.	140,091	167
*^ Fonar Corp.	43,715	167
* Allied Healthcare International Inc.	103,259	165
* Iridex Corp.	101,167	161
*^ Nutrition 21 Inc.	360,490	159
* TorreyPines Therapeutics Inc.	114,941	157
* Neurobiological Technolgoies, Inc.	59,865	156
* ADVENTRX Pharmaceuticals, Inc.	287,844	155
*^ Nanogen, Inc.	349,227	154
* SCOLR Pharma Inc.	126,866	154
*^ Insite Vision, Inc.	240,685	152
*^ Hemispherx Biopharma, Inc.	212,892	151
* Cadence Pharmaceuticals, Inc.	25,200	150
* Cortex Pharmaceuticals, Inc.	202,102	150
*^ Trubion Pharmaceuticals, Inc.	15,378	145
* Trans1, Inc.	12,137	141
* CardioDynamics International Corp.	543,733	136
* Vermillion, Inc.	41,021	131
* NeoPharm, Inc.	228,750	128
* Keryx Biopharmaceuticals, Inc.	211,500	127
*^ Accentia Biopharmaceuticals Inc.	109,662	122
* Acusphere, Inc.	235,221	113
* Affymax Inc.	8,000	113
* Transcend Services, Inc.	12,115	110
* Genaera Corp.	59,900	101
* Cytori Therapeutics, Inc.	20,662	99
* Cytogen Corp.	170,449	97
*^ Threshold Pharmaceuticals, Inc.	229,255	89
* Pharmacyclics, Inc.	116,279	87
*^ United American Healthcare Corp.	30,666	86
*^ BioSante Pharmaceuticals, Inc.	18,816	86
*^ Vion Pharmaceuticals, Inc.	55,255	82
*^ Critical Therapeutics, Inc.	117,479	82
*^ Hana Biosciences, Inc.	86,495	80
*^ NationsHealth, Inc.	264,893	77
* Immtech Pharmaceuticals Inc.	91,399	75
* Interleukin Genetics, Inc.	51,500	75
* Infinity Pharmaceuticals, Inc.	11,533	70
* Retractable Technologies, Inc.	39,406	66
* Northstar Neuroscience, Inc.	40,520	64
Utah Medical Products, Inc.	2,100	62
* ULURU Inc.	27,614	62
* Pharmasset, Inc.	3,400	61
* North American Scientific, Inc.	179,866	61
* SONUS Pharmaceuticals, Inc.	164,938	59
* NexMed, Inc.	41,156	55
*^ Isolagen Inc.	92,000	48
* CardioTech International, Inc.	86,454	47
* Biopure Corp.	92,129	46
* Sirtis Pharmaceuticals Inc.	3,300	43
*^ Genta Inc.	107,225	42
* Rotech Healthcare Inc.	139,086	40
*^ Paincare Holdings Inc.	559,644	36
* Neose Technologies, Inc.	129,014	36
* Metropolitan Health Networks Inc.	15,300	34
* Favrille, Inc.	20,695	33
* Palatin Technologies, Inc.	118,190	32
* Ore Pharmaceuticals Inc.	55,296	30
*^ Interpharm Holdings, Inc.	108,837	28
* Somaxon Pharmaceuticals, Inc.	5,809	28
* Inovio Biomedical Corp.	26,005	25
* Zila, Inc.	147,526	25
* Immunicon Corp.	82,922	25
* Sunesis Pharmaceuticals, Inc.	15,915	25
* Cytomedix, Inc.	21,700	15
*^ Dyadic International Inc.	45,200	15
* Q-Med, Inc.	131,149	14
*^ Genitope Corp.	49,084	12
* IVAX Diagnostics, Inc.	27,208	12
* Synvista Therapuetics Inc.	522	1
* NitroMed, Inc.	1,040	1

		1,581,355

Industrials (15.3%)
* McDermott International, Inc.	1,072,480	58,793
* First Solar, Inc.	171,493	39,639
* Foster Wheeler Ltd.	684,426	38,752
Joy Global Inc.	514,709	33,538
Flowserve Corp.	272,458	28,439
Fastenal Co.	594,445	27,303
SPX Corp.	252,422	26,479
* AGCO Corp.	436,406	26,132
Roper Industries Inc.	423,554	25,176
KBR Inc.	807,249	22,385
Ametek, Inc.	508,663	22,335
Harsco Corp.	401,240	22,221
Republic Services, Inc. Class A	747,754	21,864
The Dun & Bradstreet Corp.	268,615	21,860
* Stericycle, Inc.	414,994	21,372
Manpower Inc.	378,018	21,267
* Quanta Services, Inc.	814,800	18,879
* Shaw Group, Inc.	387,612	18,272
Bucyrus International, Inc.	178,376	18,132
* FTI Consulting, Inc.	233,194	16,566
* Corrections Corp. of America	592,684	16,311
* Alliant Techsystems, Inc.	156,073	16,158
* Covanta Holding Corp.	572,872	15,754
* BE Aerospace, Inc.	441,850	15,443
The Brink's Co.	229,683	15,430
* ChoicePoint Inc.	321,867	15,321
Pentair, Inc.	471,211	15,032
* General Cable Corp.	250,608	14,803
* Kansas City Southern	366,986	14,720
* Kirby Corp.	255,502	14,564
*^ USG Corp.	383,201	14,109
The Timken Co.	457,775	13,605
Donaldson Co., Inc.	334,225	13,463
Lincoln Electric Holdings, Inc.	203,947	13,153
Landstar System, Inc.	249,257	13,001
* URS Corp.	394,476	12,895
Oshkosh Truck Corp.	353,827	12,837
J.B. Hunt Transport Services, Inc.	408,235	12,831
* Copart, Inc.	330,691	12,818
UAL Corp.	562,488	12,110
IDEX Corp.	389,375	11,950
Hubbell Inc. Class B	269,728	11,784
DRS Technologies, Inc.	196,432	11,448
Watson Wyatt & Co. Holdings	200,709	11,390
Kennametal, Inc.	366,046	10,773
* AMR Corp.	1,187,576	10,712
Con-way, Inc.	215,603	10,668
Graco, Inc.	291,230	10,560
Lennox International Inc.	287,297	10,334
Trinity Industries, Inc.	386,669	10,305
* Northwest Airlines Corp.	1,121,387	10,081
Crane Co.	244,368	9,860
*^ SunPower Corp. Class A	132,251	9,854
* Waste Connections, Inc.	318,590	9,793
* IHS Inc. Class A	151,524	9,745
^ UAP Holding Corp.	250,633	9,609
MSC Industrial Direct Co., Inc. Class A	226,829	9,584
Carlisle Co., Inc.	285,398	9,544
* Delta Air Lines Inc.	1,099,542	9,456
* Gardner Denver Inc.	251,811	9,342
* Continental Airlines, Inc. Class B	467,682	8,994
GATX Corp.	227,523	8,889
Teleflex Inc.	185,883	8,868
* Thomas & Betts Corp.	243,074	8,841
Curtiss-Wright Corp.	212,227	8,803
Wabtec Corp.	232,487	8,755
* Hexcel Corp.	455,700	8,708
Brady Corp. Class A	259,360	8,670
CLARCOR Inc.	243,720	8,664
Acuity Brands, Inc.	200,683	8,619
Nordson Corp.	159,854	8,608
* Moog Inc.	202,773	8,559
Alexander & Baldwin, Inc.	196,262	8,455
*^ Owens Corning Inc.	456,715	8,280
Actuant Corp.	265,592	8,024
* GrafTech International Ltd.	489,561	7,936
* Teledyne Technologies, Inc.	167,720	7,883
* Spirit Aerosystems Holdings Inc.	339,387	7,528
Woodward Governor Co.	281,408	7,519
* WESCO International, Inc.	203,412	7,423
Belden Inc.	209,397	7,396
The Toro Co.	178,399	7,384
Valmont Industries, Inc.	82,502	7,251
* Esterline Technologies Corp.	139,741	7,039
* Geo Group Inc.	242,938	6,909
* EMCOR Group, Inc.	309,612	6,876
* United Rentals, Inc.	361,080	6,803
* Orbital Sciences Corp.	277,844	6,696
The Corporate Executive Board Co.	164,944	6,677
Herman Miller, Inc.	269,043	6,610
Baldor Electric Co.	218,852	6,128
Skywest, Inc.	287,772	6,078
* Hub Group, Inc.	180,920	5,950
Macquarie Infrastructure Co. LLC	201,279	5,863
Kaydon Corp.	132,188	5,804
* Genesee & Wyoming Inc. Class A	168,437	5,794
Lindsay Manufacturing Co.	56,251	5,764
Mine Safety Appliances Co.	139,701	5,754
Eagle Bulk Shipping Inc.	223,172	5,749
*^ Energy Conversion Devices, Inc.	190,718	5,702
^ HNI Corp.	211,426	5,685
Genco Shipping and Trading Ltd.	96,800	5,462
Regal-Beloit Corp.	148,790	5,450
* Tetra Tech, Inc.	278,824	5,440
* Aecom Technology Corp.	208,650	5,427
Robbins & Myers, Inc.	163,770	5,347
* United Stationers, Inc.	111,548	5,321
* Clean Harbors Inc.	81,223	5,279
* Avis Budget Group, Inc.	492,737	5,233
* Hertz Global Holdings Inc.	430,271	5,189
Applied Industrial Technology, Inc.	172,233	5,148
Granite Construction Co.	156,063	5,105
Mueller Industries Inc.	175,962	5,077
* The Middleby Corp.	80,386	5,015
*^ JetBlue Airways Corp.	861,845	4,999
Barnes Group, Inc.	216,456	4,968
* AAR Corp.	181,179	4,941
* ESCO Technologies Inc.	122,980	4,885
^ Watsco, Inc.	117,368	4,861
Forward Air Corp.	137,095	4,859
^ Simpson Manufacturing Co.	178,246	4,845
ABM Industries Inc.	209,770	4,707
Deluxe Corp.	244,818	4,703
* Perini Corp.	128,833	4,668
* The Advisory Board Co.	84,928	4,666
*^ American Superconductor Corp.	196,300	4,552
Albany International Corp.	125,790	4,546
*^ Evergreen Solar, Inc.	489,882	4,541
Triumph Group, Inc.	79,759	4,541
^ Knight Transportation, Inc.	273,495	4,502
* PHH Corp.	258,144	4,499
* II-VI, Inc.	114,652	4,354
* Old Dominion Freight Line, Inc.	135,066	4,299
Briggs & Stratton Corp.	236,222	4,228
Healthcare Services Group, Inc.	204,230	4,215
* TeleTech Holdings, Inc.	186,283	4,184
* Ceradyne, Inc.	130,151	4,160
* Navigant Consulting, Inc.	218,266	4,143
Ameron International Corp.	43,680	4,085
* CoStar Group, Inc.	92,726	3,987
^ Watts Water Technologies, Inc.	141,099	3,955
Werner Enterprises, Inc.	211,203	3,920
Resources Connection, Inc.	216,039	3,861
Heartland Express, Inc.	269,208	3,839
Arkansas Best Corp.	120,159	3,828
* RBC Bearings Inc.	102,478	3,805
*^ American Commercial Lines Inc.	239,547	3,785
Interface, Inc.	265,526	3,731
* Korn/Ferry International	220,096	3,720
* Huron Consulting Group Inc.	89,127	3,703
CIRCOR International, Inc.	79,556	3,679
Mueller Water Products, Inc.	466,004	3,672
Steelcase Inc.	323,621	3,579
* Alaska Air Group, Inc.	181,756	3,566
Titan International, Inc.	116,159	3,556
Rollins, Inc.	200,909	3,554
* Atlas Air Worldwide Holdings, Inc.	64,585	3,552
*^ YRC Worldwide, Inc.	270,532	3,549
* Astec Industries, Inc.	91,360	3,541
Viad Corp.	98,209	3,537
* Acco Brands Corp.	258,479	3,508
Tennant Co.	87,725	3,492
* US Airways Group Inc.	390,060	3,475
IKON Office Solutions, Inc.	446,573	3,394
G & K Services, Inc. Class A	95,116	3,387
Kaman Corp. Class A	119,489	3,380
A.O. Smith Corp.	102,768	3,378
* Republic Airways Holdings Inc.	151,427	3,280
Armstrong Worldwide Industries, Inc.	91,782	3,273
* EnPro Industries, Inc.	102,654	3,202
Federal Signal Corp.	226,665	3,164
* Mobile Mini, Inc.	164,590	3,127
^ Franklin Electric, Inc.	91,295	3,120
* EnerSys	129,023	3,086
HEICO Corp.	63,224	3,082
^ Badger Meter, Inc.	68,952	2,979
* Consolidated Graphics, Inc.	52,601	2,948
* AirTran Holdings, Inc.	439,164	2,898
Universal Forest Products, Inc.	89,909	2,895
* Layne Christensen Co.	81,269	2,846
*^ Taser International Inc.	301,103	2,830
* TrueBlue, Inc.	209,451	2,815
* Columbus McKinnon Corp.	90,185	2,794
* GenCorp, Inc.	270,003	2,778
McGrath RentCorp	113,888	2,746
Pacer International, Inc.	165,503	2,719
Knoll, Inc.	233,401	2,693
* Cenveo Inc.	256,620	2,684
Heidrick & Struggles International, Inc.	82,504	2,684
* Superior Essex Inc.	94,423	2,655
Horizon Lines Inc.	141,823	2,639
* School Specialty, Inc.	81,888	2,583
* Interline Brands, Inc.	139,074	2,580
Administaff, Inc.	108,578	2,564
* Axsys Technologies, Inc.	51,391	2,563
* American Reprographics Co.	171,650	2,547
* Rush Enterprises, Inc. Class A	158,427	2,509
Dynamic Materials Corp.	58,010	2,506
* Ladish Co., Inc.	69,491	2,502
Cascade Corp.	50,488	2,490
Comfort Systems USA, Inc.	191,176	2,487
* TransDigm Group, Inc.	65,576	2,430
* CBIZ Inc.	297,480	2,416
American Science & Engineering, Inc.	44,175	2,411
Tredegar Corp.	132,157	2,407
Freightcar America Inc.	69,435	2,382
* Innerworkings, Inc.	169,308	2,375
* Kadant Inc.	80,492	2,365
Bowne & Co., Inc.	155,050	2,365
* Chart Industries, Inc.	69,455	2,350
Raven Industries, Inc.	77,012	2,333
* M&F Worldwide Corp.	62,160	2,324
* NCI Building Systems, Inc.	96,034	2,324
Kelly Services, Inc. Class A	110,401	2,270
* Tecumseh Products Co. Class A	73,674	2,260
* Kenexa Corp.	121,916	2,253
NACCO Industries, Inc. Class A	27,396	2,217
*^ FuelCell Energy, Inc.	330,773	2,200
* GeoEye Inc.	84,110	2,186
*^ Beacon Roofing Supply, Inc.	217,269	2,173
Apogee Enterprises, Inc.	139,673	2,151
Cubic Corp.	75,446	2,145
* Team, Inc.	77,152	2,106
* Amerco, Inc.	36,705	2,095
Ampco-Pittsburgh Corp.	46,731	2,009
* Insituform Technologies Inc. Class A	144,535	1,999
* L.B. Foster Co. Class A	45,663	1,966
* DynCorp International Inc. Class A	117,780	1,965
Sun Hydraulics Corp.	65,149	1,907
* Blount International, Inc.	153,810	1,903
* NuCo2, Inc.	67,973	1,888
Ennis, Inc.	110,246	1,850
* Exponent, Inc.	53,980	1,773
AAON, Inc.	87,970	1,762
* CRA International Inc.	54,790	1,761
CDI Corp.	70,240	1,760
* Spherion Corp.	282,699	1,730
Gorman-Rupp Co.	52,273	1,719
Kimball International, Inc. Class B	159,814	1,713
Gibraltar Industries Inc.	146,011	1,713
*^ 3D Systems Corp.	116,028	1,704
*^ Valence Technology Inc.	376,757	1,661
HEICO Corp. Class A	41,440	1,626
* Volt Information Sciences Inc.	95,659	1,622
* Power-One, Inc.	505,399	1,622
Encore Wire Corp.	87,325	1,590
* AZZ Inc.	44,668	1,589
* Kforce Inc.	178,487	1,578
Vicor Corp.	131,905	1,575
^ The Greenbrier Cos., Inc.	58,509	1,552
*^ Odyssey Marine Exploration, Inc.	287,012	1,547
* Hurco Cos., Inc.	31,971	1,496
American Ecology Corp.	56,599	1,434
Wabash National Corp.	159,185	1,431
* Lydall, Inc.	124,967	1,431
* Furmanite Corp.	167,994	1,428
Standex International Corp.	63,539	1,419
* Dollar Thrifty Automotive Group, Inc.	103,826	1,416
* Northwest Pipe Co.	33,205	1,411
TAL International Group, Inc.	58,400	1,376
* Casella Waste Systems, Inc.	125,824	1,375
* Standard Parking Corp.	64,688	1,356
Waste Industries USA, Inc.	37,239	1,346
* Duff & Phelps Corp.	74,425	1,339
* Dynamex Inc.	51,869	1,312
* PRG-Schultz International, Inc.	146,613	1,281
* On Assignment, Inc.	194,040	1,232
^ American Woodmark Corp.	59,891	1,231
EnergySolutions	53,500	1,227
*^ Fuel-Tech N.V.	59,597	1,222
LSI Industries Inc.	90,845	1,200
* Pike Electric Corp.	83,585	1,164
* Flow International Corp.	125,200	1,163
* Cornell Cos., Inc.	51,263	1,151
*^ Plug Power, Inc.	361,809	1,125
* Integrated Electrical Services, Inc.	71,104	1,117
* Accuride Corp.	136,010	1,113
* Argon ST, Inc.	65,335	1,111
* Michael Baker Corp.	48,998	1,100
* Griffon Corp.	127,364	1,095
*^ Innovative Solutions and Support, Inc.	103,249	1,091
*^ Arrowhead Research Corp.	377,597	1,069
Electro Rent Corp.	69,201	1,048
* Hudson Highland Group, Inc.	122,933	1,041
* LECG Corp.	110,735	1,036
* Celadon Group Inc.	106,577	1,032
Multi-Color Corp.	45,796	1,024
* Peerless Manufacturing Co.	31,592	1,024
* Ducommun, Inc.	36,304	1,005
* MTC Technologies, Inc.	42,081	1,001
* Commercial Vehicle Group Inc.	100,328	994
* Universal Truckload Services, Inc.	47,623	994
*^ C & D Technologies, Inc.	196,929	989
* Gehl Co.	58,155	985
*^ SatCon Technology Corp.	551,847	982
* Polypore International Inc.	47,266	978
* Capstone Turbine Corp.	455,492	966
* Powell Industries, Inc.	24,451	963
* Sterling Construction Co., Inc.	52,797	962
* Hawaiian Holdings, Inc.	160,100	961
*^ Microvision, Inc.	390,907	946
* Learning Tree International, Inc.	65,879	924
* LMI Aerospace, Inc.	47,061	912
Met-Pro Corp.	80,626	905
* Saia, Inc.	56,798	901
* Herley Industries Inc.	86,832	898
* PowerSecure International, Inc.	74,700	879
* Magnatek, Inc.	255,341	878
* ABX Holdings Inc.	298,009	876
* P.A.M. Transportation Services, Inc.	55,084	857
* USA Truck, Inc.	66,310	856
* K-Tron International, Inc	7,112	854
^ Houston Wire & Cable Co.	52,969	849
* Industrial Distribution Group, Inc.	84,499	848
* Ultralife Batteries, Inc.	71,698	847
* Astronics Corp.	43,658	843
The Standard Register Co.	106,944	833
Courier Corp.	33,101	826
* TurboChef Technologies, Inc.	126,551	825
* Willis Lease Finance Corp.	63,220	795
Virco Manufacturing Corp.	151,869	794
* H&E Equipment Services, Inc.	61,708	776
Schawk, Inc.	48,096	769
* Marten Transport, Ltd.	49,300	765
Angelica Corp.	42,462	762
* Pinnacle Airlines Corp.	86,600	756
* GP Strategies Corp.	78,560	746
* A.T. Cross Co. Class A	108,485	743
* COMSYS IT Partners Inc.	85,870	726
* ExpressJet Holdings, Inc.	275,904	726
* Park-Ohio Holdings Corp.	45,954	722
*^ Medis Technology Ltd.	79,450	721
* CPI Aerostructures, Inc.	88,215	706
*^ Basin Water, Inc.	121,983	700
* Altra Holdings Inc.	51,323	690
*^ Flanders Corp.	112,593	686
Mueller Water Products, Inc. Class A	82,600	676
* Allegiant Travel Co.	25,455	673
Diamond Management and Technology Consultants,Inc.	102,915	664
^ AMREP Corp.	12,689	664
* Force Protection, Inc.	328,800	661
L.S. Starrett Co. Class A	34,332	661
* Hill International Inc.	51,730	647
* PeopleSupport Inc.	70,725	645
Hardinge, Inc.	46,463	639
Aceto Corp.	91,743	637
Supreme Industries, Inc. Class A	111,530	636
Lawson Products, Inc.	23,041	635
* Intersections Inc.	73,428	633
NN, Inc.	64,826	631
* RSC Holdings Inc.	56,300	614
*^ Builders FirstSource, Inc.	84,318	612
Barrett Business Services, Inc.	34,900	598
* Ceco Environmental Corp.	69,320	591
American Railcar Industries, Inc.	28,609	582
* Aerovironment Inc.	28,431	581
^ Preformed Line Products Co.	11,933	581
* BTU International, Inc.	62,148	572
^ Bluelinx Holdings Inc.	112,164	571
Insteel Industries, Inc.	48,268	561
*^ Beacon Power Corp.	587,439	558
*^ Trex Co., Inc.	70,479	555
*^ Coleman Cable Inc.	48,872	538
* Miller Industries, Inc.	52,500	506
Todd Shipyards Corp.	31,217	504
* MAIR Holdings, Inc.	131,226	499
*^ EnerNOC Inc.	43,720	498
*^ Patriot Transportation Holding, Inc.	6,178	485
* UQM Technologies, Inc.	283,918	480
*^ Metalico, Inc.	48,783	479
Graham Corp.	13,125	467
*^ Applied Energetics, Inc.	279,615	464
*^ The Allied Defense Group, Inc.	78,035	462
* Nashua Corp.	42,021	462
* Stanley Inc.	15,439	455
* WCA Waste Corp.	70,553	429
* Baldwin Technology Class A	163,545	420
*^ Frontier Airlines Holdings, Inc.	163,279	413
Twin Disc, Inc.	25,492	403
*^ Advanced Battery Technologies Inc.	90,236	402
* La Barge, Inc.	32,677	394
* ICF International, Inc.	19,400	389
Applied Signal Technology, Inc.	32,793	387
* Sifco Industries, Inc.	36,750	379
* ICT Group, Inc.	36,852	372
Quixote Corp.	43,500	363
Great Lakes Dredge & Dock Co.	68,712	355
* Mesa Air Group Inc.	150,223	353
* Active Power, Inc.	184,049	342
* Tecumseh Products Co. Class B	11,900	326
Alamo Group, Inc.	15,252	324
Ecology and Environment, Inc.	26,906	322
* U.S. Home Systems, Inc.	88,063	320
* Perma-Fix Environmental Services, Inc.	182,597	296
* Orion Marine Group, Inc.	24,645	295
* First Advantage Corp. Class A	13,867	294
Frozen Food Express Industries, Inc.	36,616	291
* Peco II, Inc.	509,205	290
* Key Technology, Inc.	9,300	277
Providence and Worcester Railroad Co.	14,200	273
* COMFORCE Corp.	129,816	271
*^ Hoku Scientific, Inc.	33,400	271
* APAC Teleservices, Inc.	309,242	269
* Energy Focus Inc.	106,163	264
* Innotrac Corp.	67,627	262
* Mac-Gray Corp.	22,799	260
* Arotech Corp.	90,504	247
* Spherix Inc.	197,035	246
* TRC Cos., Inc.	56,211	246
*^ Milacron Inc.	91,916	233
* Huttig Building Products, Inc.	97,839	227
VSE Corp.	7,900	223
Omega Flex Inc.	20,504	220
* TriMas Corp.	39,800	210
* Hudson Technology, Inc.	134,508	198
* Quality Distribution Inc.	56,369	180
* American Electric Tech. Inc.	35,907	176
*^ Spire Corp.	10,919	168
^ Empire Resources Inc.	37,469	163
*^ Document Security Systems, Inc.	25,900	155
*^ Akeena Solar, Inc.	19,951	153
* TVI Corp.	494,807	153
* MFRI, Inc.	9,244	149
*^ Medialink Worldwide, Inc.	113,009	146
* LGL Group	16,300	139
* Covenant Transport, Inc.	26,676	136
Superior Uniform Group, Inc.	12,486	125
* Distributed Energy Systems Corp.	261,103	117
Sypris Solutions, Inc.	28,286	117
* Ascent Solar Technologies, Inc.	6,155	102
* CAI International Inc.	7,300	94
*^ Millennium Cell Inc.	721,597	90
Chase Corp.	4,700	85
* Rush Enterprises, Inc. Class B	5,550	81
* Competitive Technologies, Inc.	58,864	78
The Eastern Co.	4,800	75
* Modtech Holdings, Inc.	252,801	71
^ Xerium Technologies Inc.	50,125	65
* PGT, Inc.	20,561	56
* TeamStaff, Inc.	68,628	47
* Gencor Industries, Inc.	2,300	40
* TRM Corp.	151,634	38
Hubbell Inc. Class A	500	24
Argan Inc.	86	1
* Kaiser Ventures LLC Class A	36,800	-
* BMC Industries, Inc.	126,104	-

		1,925,903

Information Technology (14.6%)
MasterCard, Inc. Class A	304,739	67,954
* Activision, Inc.	1,394,003	38,070
* BEA Systems, Inc.	1,930,632	36,972
* NAVTEQ Corp.	469,094	31,898
Harris Corp.	647,454	31,421
Amphenol Corp.	840,259	31,300
* Western Digital Corp.	1,052,934	28,471
* McAfee Inc.	768,068	25,415
* Avnet, Inc.	714,963	23,401
* LAM Research Corp.	594,570	22,724
* salesforce.com, inc.	390,514	22,599
* Iron Mountain, Inc.	849,830	22,470
* Arrow Electronics, Inc.	585,199	19,692
* FLIR Systems, Inc.	651,029	19,589
* Hewitt Associates, Inc.	488,580	19,431
* NCR Corp.	828,551	18,916
* Alliance Data Systems Corp.	375,477	17,839
* Cypress Semiconductor Corp.	723,923	17,092
* Red Hat, Inc.	924,686	17,005
* Trimble Navigation Ltd.	578,255	16,532
* Mettler-Toledo International Inc.	168,314	16,347
* DST Systems, Inc.	239,593	15,751
Global Payments Inc.	377,003	15,593
Intersil Corp.	600,269	15,409
* Synopsys, Inc.	673,123	15,287
* SAIC, Inc.	795,419	14,787
* Cadence Design Systems, Inc.	1,319,471	14,092
* Nuance Communications, Inc.	787,055	13,703
* Itron, Inc.	146,070	13,180
* MICROS Systems, Inc.	391,396	13,174
* Brocade Communications Systems, Inc.	1,783,677	13,021
* ANSYS, Inc.	373,893	12,907
Diebold, Inc.	314,202	11,798
Broadridge Financial Solutions LLC	665,358	11,710
*^ Cree, Inc.	414,885	11,600
* Equinix, Inc.	173,879	11,561
* Ingram Micro, Inc. Class A	703,355	11,134
* Sybase, Inc.	423,241	11,131
* CommScope, Inc.	319,041	11,112
FactSet Research Systems Inc.	201,434	10,851
* Zebra Technologies Corp. Class A	315,242	10,504
* Varian Semiconductor Equipment Associates, Inc.	362,310	10,199
* Rambus Inc.	432,420	10,080
* NeuStar, Inc. Class A	367,330	9,727
* Polycom, Inc.	418,484	9,433
* Take-Two Interactive Software, Inc.	363,461	9,276
* Anixter International Inc.	143,296	9,177
Jack Henry & Associates Inc.	364,586	8,994
* ON Semiconductor Corp.	1,558,531	8,852
* Parametric Technology Corp.	552,557	8,830
* Microsemi Corp.	370,899	8,456
* Tech Data Corp.	257,534	8,447
* Foundry Networks, Inc.	716,582	8,298
* Metavante Technologies	413,841	8,273
* Integrated Device Technology Inc.	907,866	8,107
* ValueClick, Inc.	465,373	8,028
* Vishay Intertechnology, Inc.	883,769	8,007
* Silicon Laboratories Inc.	250,805	7,910
* International Rectifier Corp.	346,138	7,442
* F5 Networks, Inc.	404,777	7,355
* Atmel Corp.	2,108,434	7,337
National Instruments Corp.	273,555	7,151
* Informatica Corp.	418,442	7,139
* Fairchild Semiconductor International, Inc.	592,969	7,068
* THQ Inc.	316,330	6,896
* Dolby Laboratories Inc.	190,178	6,896
* ADC Telecommunications, Inc.	560,340	6,769
* CACI International, Inc.	143,172	6,521
* Emulex Corp.	399,732	6,492
* Concur Technologies, Inc.	209,005	6,490
* TIBCO Software Inc.	905,833	6,468
* Rofin-Sinar Technologies Inc.	140,562	6,311
* Plexus Corp.	221,611	6,216
* Perot Systems Corp.	411,228	6,185
* Progress Software Corp.	200,549	6,000
* Gartner, Inc. Class A	309,967	5,995
* Digital River, Inc.	192,712	5,968
* EchoStar Corp.	201,170	5,943
* PMC Sierra Inc.	1,038,185	5,918
* Benchmark Electronics, Inc.	328,726	5,901
* Amkor Technology, Inc.	546,961	5,852
* Atheros Communications, Inc.	279,893	5,833
* Wright Express Corp.	186,870	5,743
* Skyworks Solutions, Inc.	774,016	5,635
* MPS Group, Inc.	454,165	5,368
Blackbaud, Inc.	213,716	5,189
* j2 Global Communications, Inc.	231,690	5,171
* CNET Networks, Inc.	724,830	5,146
* Intermec, Inc.	229,922	5,102
* Checkpoint Systems, Inc.	189,667	5,093
Fair Isaac, Inc.	232,406	5,001
ADTRAN Inc.	268,700	4,971
* SRA International, Inc.	204,058	4,961
* Tessera Technologies, Inc.	231,414	4,813
* CyberSource Corp.	327,924	4,791
* MKS Instruments, Inc.	218,938	4,685
* Blackboard Inc.	138,896	4,629
*^ VeriFone Holdings, Inc.	291,280	4,623
* Omniture, Inc.	197,124	4,575
Cognex Corp.	206,664	4,511
Technitrol, Inc.	194,602	4,501
* Comtech Telecommunications Corp.	115,108	4,489
* Euronet Worldwide, Inc.	232,440	4,477
Plantronics, Inc.	231,812	4,476
* ScanSource, Inc.	123,278	4,461
*^ OmniVision Technologies, Inc.	264,378	4,447
* FormFactor Inc.	231,761	4,427
* Lawson Software, Inc.	587,263	4,422
*^ Sonus Networks, Inc.	1,284,827	4,420
* ATMI, Inc.	158,153	4,401
* Semtech Corp.	306,743	4,396
*^ InterDigital, Inc.	220,195	4,362
* 3Com Corp.	1,904,044	4,360
* Quest Software, Inc.	330,038	4,314
* ManTech International Corp.	93,318	4,233
* TiVo Inc.	472,541	4,139
* Sanmina-SCI Corp.	2,532,054	4,102
* Websense, Inc.	216,229	4,054
* Insight Enterprises, Inc.	231,230	4,047
* Blue Coat Systems, Inc.	181,196	3,994
* Tekelec	320,516	3,990
* Entegris Inc.	548,416	3,943
* EarthLink, Inc.	521,215	3,935
* Ariba, Inc.	403,637	3,899
* L-1 Identity Solutions Inc.	290,154	3,859
Acxiom Corp.	322,424	3,827
* Electronics for Imaging, Inc.	254,810	3,802
* FEI Co.	173,490	3,787
* Mentor Graphics Corp.	428,745	3,786
* Littelfuse, Inc.	107,779	3,769
* Cymer, Inc.	144,424	3,761
* Arris Group Inc.	644,762	3,752
*^ Avid Technology, Inc.	153,914	3,746
* Power Integrations, Inc.	126,270	3,695
* RF Micro Devices, Inc.	1,385,713	3,686
* Avocent Corp.	217,949	3,683
* Advent Software, Inc.	85,268	3,634
* Cabot Microelectronics Corp.	112,383	3,613
* The Ultimate Software Group, Inc.	117,856	3,543
* Macrovision Corp.	256,526	3,463
* TriQuint Semiconductor, Inc.	681,508	3,448
* Sapient Corp.	492,154	3,425
United Online, Inc.	323,113	3,412
* ACI Worldwide, Inc.	171,230	3,411
^ Imation Corp.	149,141	3,391
* Harmonic, Inc.	444,845	3,381
* Diodes Inc.	152,631	3,352
* NETGEAR, Inc.	167,772	3,347
* Zoran Corp.	244,867	3,345
* MicroStrategy Inc.	44,423	3,287
* SPSS, Inc.	84,324	3,270
* Sycamore Networks, Inc.	888,349	3,251
* Standard Microsystem Corp.	111,339	3,249
MAXIMUS, Inc.	88,210	3,238
* Sigma Designs, Inc.	140,307	3,181
*^ Bankrate, Inc.	62,749	3,131
* Epicor Software Corp.	278,589	3,120
* CMGI, Inc.	234,050	3,104
* Brooks Automation, Inc.	312,614	3,039
AVX Corp.	237,146	3,038
* Solera Holdings, Inc.	122,944	2,995
* Hittite Microwave Corp.	78,296	2,930
Daktronics, Inc.	160,809	2,880
* DealerTrack Holdings Inc.	141,878	2,869
* Rogers Corp.	85,496	2,856
* Cirrus Logic, Inc.	422,851	2,842
* Wind River Systems Inc.	366,230	2,835
* MSC Software Corp.	213,619	2,775
* ViaSat, Inc.	126,402	2,745
* Sykes Enterprises, Inc.	155,924	2,743
* Axcelis Technologies, Inc.	488,708	2,737
* Synaptics Inc.	114,268	2,729
MTS Systems Corp.	83,959	2,709
* Manhattan Associates, Inc.	116,708	2,676
Micrel, Inc.	280,542	2,601
Black Box Corp.	83,987	2,591
* Commvault Systems, Inc.	207,639	2,575
* RealNetworks, Inc.	447,943	2,567
* Ixia	326,494	2,534
*^ Palm, Inc.	505,638	2,528
* Veeco Instruments, Inc.	151,404	2,518
^ Quality Systems, Inc.	83,737	2,501
Park Electrochemical Corp.	96,455	2,493
* FARO Technologies, Inc.	79,074	2,466
TNS Inc.	118,827	2,453
* SonicWALL, Inc.	292,824	2,392
* Art Technology Group, Inc.	611,852	2,374
* Tyler Technologies, Inc.	168,696	2,358
* Advanced Energy Industries, Inc.	177,590	2,355
* Move, Inc.	764,553	2,355
* Dycom Industries, Inc.	195,996	2,354
* Applied Micro Circuits Corp.	326,483	2,344
* JDA Software Group, Inc.	127,066	2,319
* Interwoven Inc.	214,771	2,294
* Forrester Research, Inc.	85,770	2,280
* Electro Scientific Industries, Inc.	134,962	2,224
* Radiant Systems, Inc.	155,010	2,165
* SAVVIS, Inc.	133,035	2,164
* Silicon Image, Inc.	431,917	2,164
* EMS Technologies, Inc.	78,886	2,141
Methode Electronics, Inc. Class A	183,018	2,139
* Ansoft Corp.	69,288	2,115
*^ DTS Inc.	88,056	2,113
* Synchronoss Technologies, Inc.	104,862	2,100
* Quantum Corp.	981,281	2,100
* Newport Corp.	185,567	2,073
* Magma Design Automation, Inc.	214,799	2,056
* Vignette Corp.	154,987	2,047
* Brightpoint, Inc.	244,437	2,043
*^ Echelon Corp.	149,734	2,021
InfoSpace, Inc.	174,643	2,021
* Hutchinson Technology, Inc.	126,646	2,015
* Netlogic Microsystems Inc.	83,369	2,013
* CSG Systems International, Inc.	173,228	1,970
CTS Corp.	184,061	1,969
* Photronics, Inc.	205,827	1,966
* Stratasys, Inc.	109,668	1,952
*^ Cogent Inc.	205,122	1,934
* EPIQ Systems, Inc.	124,300	1,929
* Actel Corp.	125,616	1,923
* Excel Technology, Inc.	70,591	1,903
* ANADIGICS, Inc.	289,943	1,902
* DSP Group Inc.	149,113	1,900
* Finisar Corp.	1,474,825	1,888
* Pericom Semiconductor Corp.	126,971	1,864
* VASCO Data Security International, Inc.	132,979	1,819
* Phoenix Technologies Ltd.	116,156	1,819
* Mastec Inc.	220,317	1,809
* TTM Technologies, Inc.	157,111	1,778
* Riverbed Technology, Inc.	119,047	1,769
* Monolithic Power Systems	98,791	1,742
Agilysys, Inc.	149,913	1,739
* Taleo Corp. Class A	89,351	1,733
* S1 Corp.	241,464	1,717
* eSPEED, Inc. Class A	146,658	1,710
Cohu, Inc.	105,109	1,708
* Adaptec, Inc.	578,747	1,701
* KEMET Corp.	417,849	1,688
* BearingPoint, Inc.	997,110	1,675
* Secure Computing Corp.	256,996	1,658
* Kulicke & Soffa Industries, Inc.	344,064	1,645
*^ Zix Corp.	420,095	1,626
* Terremark Worldwide, Inc.	295,491	1,619
*^ Powerwave Technologies, Inc.	628,477	1,603
* Exar Corp.	193,408	1,592
* Lattice Semiconductor Corp.	555,995	1,579
*^ Universal Display Corp.	110,236	1,579
^ Marchex, Inc.	155,520	1,552
* FalconStor Software, Inc.	200,528	1,526
* Novatel Wireless, Inc.	157,299	1,523
* Actuate Software Corp.	371,267	1,522
* The Knot, Inc.	127,530	1,498
* Intervoice, Inc.	186,377	1,484
*^ SiRF Technology Holdings, Inc.	286,330	1,457
Integral Systems, Inc.	49,820	1,456
* Vocus, Inc.	55,054	1,453
* Trident Microsystems, Inc.	278,614	1,435
*^ UTStarcom, Inc.	500,704	1,422
* Keynote Systems Inc.	119,389	1,408
* Conexant Systems, Inc.	2,399,911	1,392
* Anaren, Inc.	109,689	1,389
* Mattson Technology, Inc.	227,757	1,387
^ Heartland Payment Systems, Inc.	59,684	1,373
* Internet Capital Group Inc.	131,093	1,373
* Rudolph Technologies, Inc.	137,422	1,343
* Ciber, Inc.	273,240	1,339
Gevity HR, Inc.	151,416	1,311
* Intevac, Inc.	100,041	1,296
* iGATE Corp.	181,694	1,294
*^ WebMD Health Corp. Class A	54,200	1,277
*^ EMCORE Corp.	217,912	1,255
* OSI Systems Inc.	54,525	1,255
* SeaChange International, Inc.	178,066	1,252
* Rackable Systems Inc.	136,208	1,242
*^ LoopNet, Inc.	97,700	1,241
* Symyx Technologies, Inc.	163,803	1,229
NIC Inc.	172,351	1,225
Syntel, Inc.	45,916	1,224
* Extreme Networks, Inc.	390,631	1,211
* MRV Communications Inc.	883,384	1,210
* Silicon Storage Technology, Inc.	460,688	1,207
* Gerber Scientific, Inc.	134,511	1,196
* SYNNEX Corp.	56,027	1,189
* Perficient, Inc.	149,484	1,187
*^ ParkerVision, Inc.	153,335	1,187
* Spansion Inc. Class A	428,421	1,178
* AXT, Inc.	242,935	1,159
* Hughes Communications Inc.	22,861	1,159
* Hypercom Corp.	264,862	1,150
* Sonic Solutions, Inc.	119,020	1,149
* RightNow Technologies Inc.	96,365	1,147
Pegasystems Inc.	116,399	1,121
* Ultratech, Inc.	115,517	1,110
* Microtune, Inc.	302,196	1,106
* Photon Dynamics, Inc.	103,972	1,102
* Digi International, Inc.	93,469	1,079
Openwave Systems Inc.	439,277	1,076
* I-many, Inc.	448,225	1,076
* Semitool, Inc.	127,888	1,064
* GSE Systems, Inc.	130,068	1,059
* IXYS Corp.	154,960	1,058
*^ On2 Technologies, Inc.	1,026,995	1,048
* Supertex, Inc.	51,258	1,046
* Interactive Intelligence Inc.	88,792	1,045
* Internap Network Services Corp.	209,989	1,042
infoUSA Inc.	168,576	1,030
*^ Bidz.com, Inc.	122,891	1,030
* Lionbridge Technologies, Inc.	305,275	1,023
^ Renaissance Learning, Inc.	72,786	1,018
* Ramtron International Corp.	247,156	1,013
* Bottomline Technologies, Inc.	79,160	997
* Greenfield Online, Inc.	83,415	989
* Online Resources Corp.	102,653	988
* LoJack Corp.	77,613	981
*^ Research Frontiers, Inc.	144,302	978
* Network Equipment Technologies, Inc.	148,517	976
* ExlService Holdings, Inc.	42,373	973
* Asyst Technologies, Inc.	277,203	970
* Volterra Semiconductor Corp.	84,328	955
* Harris Stratex Networks, Inc. Class A	95,229	955
* Credence Systems Corp.	556,884	947
* Rimage Corp.	43,154	945
* Versant Corp.	37,647	945
* RadiSys Corp.	93,364	942
* Digimarc Corp.	94,008	939
*^ Presstek, Inc.	214,080	938
* Iomega Corp.	259,942	928
*^ Lasercard Corp.	109,304	926
Cass Information Systems, Inc.	29,237	923
* Kopin Corp.	346,762	922
* Multi-Fineline Electronix, Inc.	48,779	916
* Loral Space and Communications Ltd.	38,247	912
* SI International Inc.	46,915	900
Bel Fuse, Inc. Class B	32,200	897
* Cray, Inc.	150,508	897
* NetScout Systems, Inc.	96,090	894
* Global Cash Access, Inc.	150,563	882
TheStreet.com, Inc.	108,887	880
* Ultra Clean Holdings, Inc.	88,853	871
* Zhone Technologies	872,868	855
* MIPS Technologies, Inc.	215,247	852
*^ i2 Technologies, Inc.	75,291	848
* Innodata Isogen, Inc.	198,497	848
* Moldflow Corp.	48,337	843
* Chordiant Software, Inc.	139,528	841
*^ Avanex Corp.	1,184,280	841
* Callidus Software Inc.	174,328	839
* OPNET Technologies, Inc.	102,534	835
* Entrust, Inc.	333,283	833
* NMS Communications Corp.	552,931	829
* Website Pros, Inc.	84,176	827
* BigBand Networks Inc.	143,066	820
* Packeteer, Inc.	160,876	819
* LTX Corp.	260,078	817
*^ Nextwave Wireless Inc.	161,026	813
Keithley Instruments Inc.	83,220	807
^ Imergent, Inc.	69,800	795
*^ Maxwell Technologies, Inc.	77,640	791
* Integrated Silicon Solution, Inc.	130,728	791
* Switch and Data Inc.	77,363	790
* Nu Horizons Electronics Corp.	124,410	781
* Safeguard Scientifics, Inc.	523,805	780
* Startek, Inc.	84,429	778
* Measurement Specialties, Inc.	44,491	777
* IPG Photonics Corp.	49,317	774
* Monotype Imaging Holdings Inc.	50,622	765
* Computer Task Group, Inc.	185,548	764
* DivX, Inc.	108,129	757
* SupportSoft, Inc.	229,286	757
* Bitstream Inc.	134,903	753
* Performance Technologies, Inc.	164,275	752
* Zygo Corp.	60,408	751
MoneyGram International, Inc.	400,024	744
* Advanced Analogic Technologies, Inc.	132,334	744
* Immersion Corp.	102,846	731
* Globecomm Systems, Inc.	83,820	729
* Pervasive Software Inc.	186,283	727
* X-Rite Inc.	121,188	723
*^ NVE Corp.	29,191	721
* Spectrum Control, Inc.	84,945	719
* Napco Security Systems, Inc.	144,680	712
* ZiLOG, Inc.	202,394	708
QAD Inc.	83,858	705
* KVH Industries, Inc.	88,487	697
* Aetrium, Inc.	176,870	695
*^ Local.com Corp	169,877	695
* TechTeam Global, Inc.	76,528	693
*^ TranSwitch Corp.	919,175	689
* Oplink Communications, Inc.	77,660	689
* Telular Corp.	205,604	687
MOCON, Inc.	60,543	683
* Datalink Corp.	172,717	682
* Network Engines, Inc.	426,190	673
* Aware, Inc.	184,000	672
* Zones, Inc.	81,787	671
American Software, Inc. Class A	107,257	671
* Dynamics Research Corp.	65,702	664
* MoSys, Inc.	152,241	664
* Captaris Inc.	149,448	661
* Micronetics Inc.	93,120	658
* Dot Hill Systems Corp.	218,320	655
* iPass Inc.	212,054	640
* Borland Software Corp.	313,062	632
* Mercury Computer Systems, Inc.	111,494	627
* Bookham, Inc.	457,007	626
* Data I/O Corp.	142,866	621
* Management Network Group Inc.	323,772	615
* InsWeb Corp.	57,161	613
* Smith Micro Software, Inc.	97,325	596
* Saba Software, Inc.	157,901	592
*^ American Technology Corp.	268,929	589
Communications Systems, Inc.	54,604	588
* Catalyst Semiconductor, Inc.	106,713	586
Astro-Med, Inc.	64,839	580
* STEC Inc.	92,178	571
* QuickLogic Corp.	189,360	568
* Virage Logic Corp.	98,209	566
*^ Convera Corp.	332,644	565
* Infinera Corp.	46,321	556
* NetManage, Inc.	137,974	553
* Telecommunication Systems, Inc.	175,567	553
* Acme Packet, Inc.	68,966	551
* Symmetricom Inc.	156,451	546
* Autobytel Inc.	248,099	536
* BSQUARE Corp.	135,958	530
* PC Connection, Inc.	66,806	529
* Mobility Electronics, Inc.	416,545	529
* Applied Digital Solutions, Inc.	797,925	529
* PLX Technology, Inc.	79,227	528
* Double-Take Software Inc.	44,945	525
* I.D. Systems, Inc.	69,829	524
* DDi Corp.	112,175	520
* Endwave Corp.	85,227	517
*^ Telkonet, Inc.	584,582	514
* Hauppage Digital, Inc.	153,081	514
* CyberOptics Corp.	46,589	509
* White Electronic Designs Corp.	115,241	507
* PC-Tel, Inc.	74,262	505
* LivePerson, Inc.	162,559	504
*^ Superconductor Technologies Inc.	111,696	502
* Ebix, Inc.	6,768	501
* Neutral Tandem, Inc.	27,800	501
*^ Transmeta Corp.	37,733	487
* Sumtotal Systems Inc.	115,866	483
* The Hackett Group Inc.	123,358	482
* Radyne Comstream Inc.	56,345	480
* Intelli-Check Inc.	142,560	463
* Enliven Marketing Technologies Corp.	625,688	457
* Onvia.com, Inc.	70,639	456
*^ OpenTV Corp.	383,290	452
* CallWave, Inc.	171,807	448
* BladeLogic Inc.	15,927	447
* Electroglas, Inc.	304,202	441
* PDF Solutions, Inc.	79,887	440
* Concurrent Computer Corp.	637,883	440
* Optical Cable Corp.	87,646	438
* Data Domain, Inc.	18,405	438
* Peerless Systems Corp.	228,453	432
* ActivIdentity Corp.	170,469	431
* LeCroy Corp.	49,738	431
* Pfsweb Inc.	477,395	430
* Techwell, Inc.	39,500	428
* Tier Technologies, Inc.	53,411	426
*^ Lumera Corp.	217,179	426
* Tumbleweed Communications Corp.	343,264	419
* Internet Brands Inc.	56,300	415
* SCM Microsystems, Inc.	159,536	415
* Nanometrics Inc.	57,838	414
COMARCO, Inc.	109,836	410
* SRS Labs, Inc.	76,819	409
* Westell Technologies, Inc.	270,126	405
* Tollgrade Communications, Inc.	77,072	404
* Cherokee International Corp.	214,993	402
* Starent Networks Corp.	29,500	398
* Think Partnership Inc.	416,166	395
* SM&A Corp.	90,987	392
*^ Comverge Inc.	37,191	384
* ShoreTel, Inc.	74,662	382
*^ Optium Corp.	53,432	376
* hi/fn, Inc.	73,079	373
* SourceForge Inc.	186,341	371
* Aruba Networks, Inc.	70,800	369
*^ Midway Games Inc.	133,853	361
*^ Constant Contact, Inc.	24,828	360
* Elixir Gaming Technologies, Inc.	184,450	358
* Rainmaker Systems, Inc.	109,330	355
* OpNext, Inc.	65,175	355
*^ Mindspeed Technologies, Inc.	737,195	354
* Liquidity Services, Inc.	43,249	346
* Catapult Communications Corp.	66,492	342
* Video Display Corp.	46,589	341
* InFocus Corp.	180,587	338
* Key Tronic Corp.	127,733	331
* Salary.com, Inc.	50,144	330
* Allied Motion Technologies, Inc.	69,705	330
* En Pointe Technologies, Inc.	122,089	324
* Ditech Networks Inc.	109,993	323
*^ Silicon Graphics Inc.	26,142	310
* Travelzoo, Inc.	26,977	298
* Synplicity, Inc.	37,338	292
* LookSmart, Ltd.	87,842	289
* RAE Systems, Inc.	150,033	288
* ESS Technology, Inc.	191,792	288
* Goldleaf Financial Solutions, Inc.	139,252	284
* Simulations Plus, Inc.	152,440	284
* Lantronix, Inc.	306,807	282
* EFJ, Inc.	233,964	281
* Smart Modular Technologies Inc.	45,055	280
* Soapstone Networks Inc.	38,897	279
Mesa Laboratories, Inc.	12,300	276
* Pixelworks, Inc.	354,080	273
* Limelight Networks Inc.	82,704	268
* Calamp Corp.	98,344	267
* PAR Technology Corp.	33,769	267
* SteelCloud Inc.	234,983	263
* Planar Systems, Inc.	65,382	262
* Evolving Systems, Inc.	133,174	261
* Dice Holdings Inc.	29,200	260
* Napster, Inc.	173,389	257
*^ Daystar Technologies, Inc.	83,587	247
* RF Monolithics, Inc.	102,859	247
* WJ Communications, Inc.	254,022	243
* California Micro Devices Corp.	79,185	233
* Occam Networks, Inc.	42,481	231
* Cascade Microtech, Inc.	28,600	228
* Centillium Communications, Inc.	345,056	228
TSR, Inc.	54,086	227
* CPI International, Inc.	22,586	224
* TransAct Technologies Inc.	45,489	223
* Majesco Entertainment Co.	176,715	214
*^ Mechanical Technology Inc.	395,938	214
*^ FOCUS Enhancements, Inc.	388,012	213
* Cavium Networks, Inc.	12,740	209
* Miva Inc.	120,925	208
* Selectica, Inc.	148,172	202
* FSI International, Inc.	150,688	200
* Entertainment Distribution Company Inc.	382,593	199
* Newtek Business Services, Inc.	199,127	195
* Airspan Networks Inc.	205,124	193
* TII Network Technologies, Inc.	107,178	192
*^ Wave Systems Corp. Class A	195,358	189
*^ Access Intergrated Technologies Inc.	58,152	183
* AuthenTec, Inc.	18,400	183
* Ikanos Communications, Inc.	39,964	183
Bel Fuse, Inc. Class A	5,719	180
* PLATO Learning, Inc.	59,707	175
* ComScore Inc.	8,150	163
* NeoMagic Corp.	123,502	161
* Jupitermedia Corp.	75,427	158
* Netezza Corp.	16,381	155
* Entorian Technologies Inc.	129,651	153
* LogicVision, Inc.	94,461	150
* SigmaTel Inc.	51,597	149
* Ciprico Inc.	93,049	140
*^ Orbcomm, Inc.	27,010	134
* NCI, Inc.	7,100	134
CAM Commerce Solutions, Inc.	3,589	133
* NetSuite Inc.	5,900	127
* Amtech Systems, Inc.	10,382	125
* NYFIX, Inc.	27,100	118
* AuthentiDate Holding Corp.	264,399	116
* Kintera Inc.	191,236	111
* Isilon Systems Inc.	21,904	107
* Unica Corp.	15,703	107
* DataTRAK International Inc.	85,096	102
*^ LightPath Technologies, Inc. Class A	55,757	100
* Sonic Foundry, Inc.	161,520	100
* Leadis Technology Inc.	50,620	98
* Information Services Group, Inc.	18,200	94
* Merix Corp.	40,537	83
* Evans & Sutherland Computer Corp.	107,101	81
* Intraware, Inc.	17,473	79
* TechTarget	5,000	71
* Deltek, Inc.	5,000	65
* Glu Mobile Inc.	13,100	59
Richardson Electronics, Ltd.	11,890	50
* Eagle Test Systems, Inc.	4,500	47
* PlanetOut, Inc.	12,670	46
* PROS Holdings, Inc.	3,500	44
*^ Verso Technologies, Inc.	280,417	43
* Delphax Technologies, Inc.	81,502	40
Frequency Electronics, Inc.	5,000	39
* MakeMusic! Inc.	3,956	36
* Bell Industries, Inc.	49,046	34
* Atari, Inc.	21,962	32
* Innovex, Inc.	106,590	30
* Technology Solutions Co.	9,671	29
*^ Ibis Technology Corp.	101,314	26
* Sourcefire Inc.	4,400	26
* Overland Storage, Inc.	21,120	24
SuccessFactors Inc.	2,002	20
* ISCO International, Inc.	18,000	3
* Conolog Corp.	475	-
* US Dataworks Inc.	100	-

		1,827,868

Materials (6.6%)
* The Mosaic Co.	735,401	75,452
* Owens-Illinois, Inc.	746,741	42,139
Steel Dynamics, Inc.	894,354	29,549
AK Steel Holding Corp.	531,456	28,922
Cleveland-Cliffs Inc.	214,219	25,668
Celanese Corp. Series A	621,386	24,265
CF Industries Holdings, Inc.	229,496	23,780
^ Martin Marietta Materials, Inc.	195,454	20,751
FMC Corp.	356,651	19,791
* Crown Holdings, Inc.	762,004	19,172
Lubrizol Corp.	326,924	18,148
Reliance Steel & Aluminum Co.	298,846	17,889
Airgas, Inc.	392,152	17,831
* Domtar Corp.	2,470,071	16,871
Commercial Metals Co.	553,154	16,578
* Terra Industries, Inc.	430,697	15,303
Nalco Holding Co.	666,905	14,105
Sonoco Products Co.	474,374	13,581
Carpenter Technology Corp.	234,754	13,139
Albemarle Corp.	359,727	13,137
AptarGroup Inc.	326,229	12,700
RPM International, Inc.	578,524	12,114
Greif Inc. Class A	160,464	10,900
Huntsman Corp.	456,937	10,761
Cytec Industries, Inc.	199,066	10,720
*^ Coeur d'Alene Mines Corp.	2,612,384	10,554
Packaging Corp. of America	436,499	9,747
Valspar Corp.	476,044	9,445
* Smurfit-Stone Container Corp.	1,218,030	9,379
Quanex Corp.	177,511	9,184
* Century Aluminum Co.	138,507	9,175
Compass Minerals International, Inc.	154,504	9,113
Cabot Corp.	309,405	8,663
Chemtura Corp.	1,151,708	8,454
Texas Industries, Inc.	130,506	7,845
* OM Group, Inc.	142,908	7,794
^ Eagle Materials, Inc.	205,904	7,320
Schnitzer Steel Industries, Inc. Class A	99,295	7,052
Olin Corp.	354,611	7,007
Scotts Miracle-Gro Co.	211,205	6,847
Sensient Technologies Corp.	226,881	6,691
* W.R. Grace & Co.	285,422	6,513
* Hecla Mining Co.	581,717	6,492
Temple-Inland Inc.	505,688	6,432
Silgan Holdings, Inc.	118,544	5,883
Minerals Technologies, Inc.	90,794	5,702
H.B. Fuller Co.	273,555	5,583
Worthington Industries, Inc.	313,578	5,290
* RTI International Metals, Inc.	110,215	4,983
Kaiser Aluminum Corp.	71,497	4,955
NewMarket Corp.	65,596	4,949
Rock-Tenn Co.	159,512	4,781
Louisiana-Pacific Corp.	491,110	4,508
Arch Chemicals, Inc.	118,350	4,410
Royal Gold, Inc.	131,950	3,981
* Rockwood Holdings, Inc.	116,286	3,811
Koppers Holdings, Inc.	84,248	3,733
*^ AbitibiBowater, Inc.	272,741	3,521
AMCOL International Corp.	106,114	3,314
Glatfelter	214,963	3,248
*^ Zoltek Cos., Inc.	119,361	3,165
* Stillwater Mining Co.	203,021	3,141
Ferro Corp.	208,236	3,094
*^ Calgon Carbon Corp.	193,102	2,906
* PolyOne Corp.	443,992	2,828
Deltic Timber Corp.	50,234	2,798
A. Schulman Inc.	132,796	2,726
A.M. Castle & Co.	97,857	2,642
* Headwaters Inc.	199,780	2,635
* Brush Engineered Materials Inc.	97,023	2,491
Wausau Paper Corp.	297,633	2,458
* Haynes International, Inc.	42,081	2,309
*^ General Moly, Inc.	283,497	2,265
* Buckeye Technology, Inc.	187,486	2,092
Olympic Steel, Inc.	45,387	2,047
Neenah Paper Inc.	71,422	1,841
Schweitzer-Mauduit International, Inc.	79,396	1,837
Myers Industries, Inc.	136,721	1,795
Zep, Inc.	106,124	1,721
Balchem Corp.	64,018	1,467
*^ GenTek, Inc.	46,894	1,411
* Graphic Packaging Holding Co.	482,413	1,409
Westlake Chemical Corp.	102,639	1,339
Spartech Corp.	156,460	1,322
* Omnova Solutions Inc.	318,906	1,272
*^ Esmark, Inc.	109,458	1,237
* Horsehead Holding Corp.	106,800	1,237
* Universal Stainless & Alloy Products, Inc.	39,287	1,167
^ Georgia Gulf Corp.	167,875	1,163
* LSB Industries, Inc.	78,337	1,155
Quaker Chemical Corp.	36,822	1,152
* AEP Industries, Inc.	37,266	1,129
American Vanguard Corp.	66,092	1,100
Penford Corp.	50,427	1,096
*^ Flotek Industries, Inc.	74,820	1,092
NL Industries, Inc.	85,867	938
*^ Boise, Inc.	141,325	904
Stepan Co.	22,907	876
* U.S. Gold Corp.	328,402	834
*^ Mercer International Inc.	113,088	788
Tronox Inc. Class B	195,035	761
* U.S. Concrete, Inc.	188,660	717
* ICO, Inc.	99,980	694
*^ Nonophase Technologies Corp.	212,153	687
Great Northern Iron Ore Properties	5,100	677
* Landec Corp.	79,982	674
Nevada Chemicals, Inc.	70,857	638
* Material Sciences Corp.	78,240	607
* ADA-ES Inc.	69,540	582
^ U.S. Energy Corp.	167,994	563
Sims Group Ltd. ADR	19,014	523
* Allied Nevada Gold Corp.	80,856	417
Chesapeake Corp. of Virginia	86,675	417
* Rock of Ages Corp.	91,696	363
* TOR Minerals International, Inc.	160,090	330
Hawkins, Inc.	21,355	325
Innophos Holdings Inc.	18,041	290
* American Pacific Corp.	17,545	280
* Solitario Resources Corp.	49,600	257
* Mod-Pac Corp.	49,498	250
Synalloy Corp.	12,138	148
* United States Lime & Mineral	4,251	123
* Kapstone Paper and Packaging Corp.	13,100	87
* Clean Diesel Technologies, Inc.	3,825	50
* Caraustar Industries, Inc.	31,483	43
* Eden Bioscience Corp.	26,908	33

		831,040

Telecommunication Services (1.6%)
* Crown Castle International Corp.	933,160	32,185
* NII Holdings Inc.	805,921	25,612
*^ Level 3 Communications, Inc.	7,333,512	15,547
* SBA Communications Corp.	514,547	15,349
Telephone & Data Systems, Inc.	359,078	14,101
* Leap Wireless International, Inc.	247,796	11,547
* Time Warner Telecom Inc.	696,794	10,793
Telephone & Data Systems, Inc. - Special Common Shares	147,351	5,496
* Cincinnati Bell Inc.	1,183,403	5,041
* U.S. Cellular Corp.	78,971	4,343
* Premiere Global Services, Inc.	293,167	4,204
* Cogent Communications Group, Inc.	221,974	4,064
* Metropcs Communications Inc.	232,610	3,954
*^ Clearwire Corp.	233,595	3,460
* PAETEC Holding Corp.	504,178	3,358
* Rural Cellular Corp. Class A	63,582	2,812
Iowa Telecommunications Services Inc.	151,796	2,691
* Syniverse Holdings Inc.	158,743	2,645
FairPoint Communications, Inc.	290,455	2,620
Alaska Communications Systems Holdings, Inc.	203,508	2,491
NTELOS Holdings Corp.	85,741	2,075
* Cbeyond Inc.	108,350	2,036
* Centennial Communications Corp. Class A	326,523	1,930
Shenandoah Telecommunications Co.	105,312	1,563
iPCS, Inc.	66,123	1,544
* General Communication, Inc.	247,929	1,522
Consolidated Communications Holdings, Inc.	90,248	1,365
* Covad Communications Group, Inc.	1,280,532	1,242
* ICO Global Communications (Holdings) Ltd.	360,487	1,114
Atlantic Tele-Network, Inc.	31,804	1,076
IDT Corp. Class B	270,490	1,047
SureWest Communications	66,113	1,022
USA Mobility, Inc.	139,351	995
*^ Vonage Holdings Corp.	489,540	906
Hickory Tech Corp.	97,265	795
* TerreStar Corp.	157,200	767
*^ Globalstar, Inc.	103,235	753
* FiberNet Telecom Group, Inc.	99,966	718
*^ 8X8 Inc.	697,676	684
* Kratos Defense & Security Inc.	358,133	652
* XETA Technologies Inc.	167,649	627
* iBasis, Inc.	136,114	558
* Fibertower Corp.	311,107	548
* LCC International, Inc. Class A	246,064	386
Warwick Valley Telephone Co.	29,511	349
Arbinet Holdings, Inc.	75,960	318
* Virgin Mobile USA, Inc.-A	155,300	315
D&E Communications, Inc.	34,092	303
*^ Multiband Corp.	33,188	74
* UCN Inc.	21,050	66
* Metro One Telecommunications, Inc.	62,638	49
* GoAmerica, Inc.	5,786	38
IDT Corp.	7,368	25
* Fusion Telecommunications International, Inc.	36,100	11

		199,786

Utilities (5.3%)
* NRG Energy, Inc.	1,121,396	43,723
* Reliant Energy, Inc.	1,640,326	38,794
* Mirant Corp.	1,018,245	37,054
Equitable Resources, Inc.	579,538	34,135
Wisconsin Energy Corp.	557,188	24,511
ONEOK, Inc.	494,575	22,073
MDU Resources Group, Inc.	869,697	21,351
Energen Corp.	342,375	21,330
SCANA Corp.	556,101	20,342
Alliant Energy Corp.	537,589	18,821
National Fuel Gas Co.	397,960	18,788
Energy East Corp.	755,476	18,222
Northeast Utilities	738,731	18,128
Puget Energy, Inc.	615,060	15,912
NSTAR	509,298	15,498
Sierra Pacific Resources	1,114,231	14,073
DPL Inc.	541,571	13,886
OGE Energy Corp.	438,057	13,654
Southern Union Co.	585,522	13,625
UGI Corp. Holding Co.	509,219	12,690
AGL Resources Inc.	362,607	12,445
ITC Holdings Corp.	234,149	12,190
^ Aqua America, Inc.	635,790	11,940
Atmos Energy Corp.	427,674	10,906
Westar Energy, Inc.	461,412	10,506
Great Plains Energy, Inc.	410,803	10,126
Vectren Corp.	364,929	9,791
Hawaiian Electric Industries Inc.	397,010	9,477
^ Piedmont Natural Gas, Inc.	348,594	9,154
WGL Holdings Inc.	235,596	7,553
IDACORP, Inc.	214,561	6,890
Black Hills Corp.	179,997	6,440
Cleco Corp.	286,143	6,347
New Jersey Resources Corp.	198,590	6,166
* Aquila, Inc.	1,792,196	5,753
Southwest Gas Corp.	204,209	5,710
Northwest Natural Gas Co.	125,583	5,455
Otter Tail Corp.	142,533	5,044
South Jersey Industries, Inc.	141,329	4,962
Avista Corp.	252,779	4,944
ALLETE, Inc.	123,635	4,775
* El Paso Electric Co.	215,723	4,610
PNM Resources Inc.	366,962	4,576
NorthWestern Corp.	185,475	4,520
California Water Service Group	98,423	3,755
UniSource Energy Corp.	168,515	3,751
The Laclede Group, Inc.	103,895	3,702
UIL Holdings Corp.	120,019	3,616
MGE Energy, Inc.	104,680	3,565
Portland General Electric Co.	146,106	3,295
Empire District Electric Co.	159,841	3,237
Ormat Technologies Inc.	72,179	3,104
American States Water Co.	82,156	2,958
CH Energy Group, Inc.	64,752	2,519
EnergySouth, Inc.	37,943	1,980
SJW Corp.	64,268	1,837
Southwest Water Co.	123,625	1,369
Connecticut Water Services, Inc.	53,269	1,261
* Cadiz Inc.	81,878	1,259
Chesapeake Utilities Corp.	31,382	930
Central Vermont Public Service Corp.	36,610	875
Middlesex Water Co.	46,177	839
* Ocean Power Technologies, Inc.	64,606	789
* Maine & Maritimes Corp.	26,103	726
Unitil Corp.	23,826	642
The York Water Co.	20,947	314
* Pure Cycle Corp.	50,876	283
Artesian Resources Corp Class A	14,781	274
* Renegy Holdings, Inc.	26,965	116

		663,886

Other (0.0%)
1 Miscellaneous Security		6,052

Total Common Stocks
(Cost $11,483,870)		12,516,161

Temporary Cash Investments (5.4%)

Money Market Fund (5.4%)
2 Vanguard Market Liquidity Fund, 2.800%	667,084,298	667,084
	Face
	Amount
	($000)

U.S. Government & Agency Obligation (0.0%)
3 Federal National Mortgage Assn.
4 2.701%, 4/21/08	3,000	2,996

Total Temporary Cash Investments
(Cost $670,080)		670,080

Total Investments (105.1%)
(Cost $12,153,950)		13,186,241

Other Assets and Liabilities - Net (-5.1%)		(634,623)

Net Assets (100%)		12,551,618

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $2,996,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $12,153,950,000. Net unrealized appreciation of investment securities for tax purposes was $1,032,291,000, consisting of unrealized gains of $3,046,614,000 on securities that had risen in value since their purchase and $2,014,323,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 5.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	34	11,730	446
E-mini Russell 2000 Index	145	10,005	28
E-mini S&P Midcap Index	110	8,597	178
S&P Midcap Index	4	1,563	31

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities. Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	13,183,245	683

Level 2- Other Significant Observable Inputs	2,996	-

Level 3- Significant Unobservable Inputs	-	-

Total	13,186,241	683

Vanguard Total Stock Market Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (9.5%)
McDonald's Corp.	8,400,430	468,492
The Walt Disney Co.	12,842,623	403,001
Comcast Corp. Class A	19,572,257	378,527
Time Warner, Inc.	25,670,873	359,906
Home Depot, Inc.	11,986,066	335,250
News Corp., Class A	15,766,118	295,615
Target Corp.	5,608,652	284,246
Lowe's Cos., Inc.	10,440,483	239,505
NIKE, Inc. Class B	2,639,758	179,504
* Amazon.com, Inc.	2,203,339	157,098
* Viacom Inc. Class B	3,851,088	152,580
Johnson Controls, Inc.	4,217,550	142,553
Yum! Brands, Inc.	3,611,759	134,394
Carnival Corp.	3,102,288	125,581
* DIRECTV Group, Inc.	4,933,621	122,304
Staples, Inc.	5,025,113	111,105
Best Buy Co., Inc.	2,523,654	104,631
TJX Cos., Inc.	3,158,969	104,467
Omnicom Group Inc.	2,321,777	102,576
Clear Channel Communications, Inc.	3,361,643	98,227
* Kohl's Corp.	2,145,460	92,019
* Starbucks Corp.	5,190,576	90,835
International Game Technology	2,240,106	90,075
CBS Corp.	4,032,867	89,046
The McGraw-Hill Cos., Inc.	2,336,664	86,340
Marriott International, Inc. Class A	2,350,759	80,772
* Liberty Media Corp.	3,498,399	79,204
* Coach, Inc.	2,615,368	78,853
The Gap, Inc.	3,970,838	78,146
Fortune Brands, Inc.	1,092,459	75,926
Starwood Hotels & Resorts Worldwide, Inc.	1,415,219	73,238
Macy's Inc.	3,077,189	70,960
* Ford Motor Co.	12,314,517	70,439
* Liberty Media Corp.-Interactive Series A	4,110,697	66,347
Harley-Davidson, Inc.	1,714,895	64,309
^ General Motors Corp.	3,217,783	61,299
J.C. Penney Co., Inc. (Holding Co.)	1,496,766	56,443
* Las Vegas Sands Corp.	757,216	55,761
* Bed Bath & Beyond, Inc.	1,881,966	55,518
*^ Sears Holdings Corp.	537,992	54,924
* GameStop Corp. Class A	1,029,500	53,235
Mattel, Inc.	2,605,689	51,853
VF Corp.	625,234	48,462
H & R Block, Inc.	2,321,058	48,185
Genuine Parts Co.	1,192,560	47,965
Gannett Co., Inc.	1,649,765	47,926
Whirlpool Corp.	549,335	47,671
^ Garmin Ltd.	847,689	45,784
Newell Rubbermaid, Inc.	1,983,833	45,370
Tim Hortons, Inc.	1,330,164	45,292
Wynn Resorts Ltd.	446,838	44,970
Abercrombie & Fitch Co.	611,487	44,724
* Liberty Global, Inc. Class A	1,278,590	43,574
* Apollo Group, Inc. Class A	1,004,608	43,399
Nordstrom, Inc.	1,319,517	43,016
* DISH Network Corp.	1,485,978	42,692
* Liberty Global, Inc. Series C	1,294,195	42,035
* MGM Mirage, Inc.	709,551	41,700
* Discovery Holding Co. Class A	1,911,769	40,568
Tiffany & Co.	963,871	40,328
Sherwin-Williams Co.	758,847	38,732
Limited Brands, Inc.	2,258,672	38,623
* AutoZone Inc.	322,896	36,755
Eastman Kodak Co.	2,046,501	36,162
BorgWarner, Inc.	823,737	35,445
* Cablevision Systems NY Group Class A	1,640,006	35,145
* The Goodyear Tire & Rubber Co.	1,350,382	34,840
^ Royal Caribbean Cruises, Ltd.	981,039	32,276
* Time Warner Cable, Inc.	1,281,256	32,006
D. R. Horton, Inc.	2,014,727	31,732
*^ Priceline.com, Inc.	258,876	31,288
Darden Restaurants Inc.	958,287	31,192
* Expedia, Inc.	1,380,253	30,214
*^ CarMax, Inc.	1,549,236	30,086
Black & Decker Corp.	444,684	29,394
Ross Stores, Inc.	974,814	29,205
* IAC/InterActiveCorp	1,375,815	28,562
*^ Sirius Satellite Radio, Inc.	9,922,742	28,379
* Interpublic Group of Cos., Inc.	3,351,287	28,184
Virgin Media Inc.	1,978,693	27,840
*^ Mohawk Industries, Inc.	388,680	27,833
Hasbro, Inc.	993,457	27,717
Comcast Corp. Special Class A	1,448,717	27,482
Autoliv, Inc.	539,012	27,058
Washington Post Co. Class B	40,812	26,997
E.W. Scripps Co. Class A	628,036	26,384
Wyndham Worldwide Corp.	1,263,696	26,133
* XM Satellite Radio Holdings, Inc.	2,234,667	25,967
* Urban Outfitters, Inc.	826,134	25,899
The Stanley Works	526,070	25,051
Advance Auto Parts, Inc.	716,828	24,408
Polo Ralph Lauren Corp.	414,369	24,154
American Eagle Outfitters, Inc.	1,375,925	24,092
* Penn National Gaming, Inc.	523,210	22,880
Pulte Homes, Inc.	1,548,520	22,531
* Toll Brothers, Inc.	948,023	22,260
* O'Reilly Automotive, Inc.	776,406	22,143
* Office Depot, Inc.	1,941,959	21,459
Centex Corp.	865,183	20,946
Service Corp. International	1,979,550	20,073
Snap-On Inc.	389,631	19,813
* Hanesbrands Inc.	677,900	19,795
WABCO Holdings Inc.	432,798	19,744
*^ Lamar Advertising Co. Class A	534,861	19,218
PetSmart, Inc.	917,056	18,745
* Dollar Tree,Inc.	677,759	18,699
Family Dollar Stores, Inc.	950,197	18,529
Leggett & Platt, Inc.	1,211,281	18,472
* LKQ Corp.	820,094	18,428
^ New York Times Co. Class A	965,649	18,231
DeVry, Inc.	431,795	18,066
Harman International Industries, Inc.	409,094	17,812
* NVR, Inc.	29,122	17,400
Tupperware Brands Corp.	438,791	16,972
Lennar Corp. Class A	900,384	16,936
Gentex Corp.	976,250	16,743
* Dick's Sporting Goods, Inc.	603,457	16,161
^ Williams-Sonoma, Inc.	657,463	15,937
Strayer Education, Inc.	103,291	15,752
Phillips-Van Heusen Corp.	402,381	15,258
* Aeropostale, Inc.	549,993	14,910
* AutoNation, Inc.	983,880	14,729
Burger King Holdings Inc.	530,205	14,665
RadioShack Corp.	888,265	14,434
* Big Lots Inc.	644,431	14,371
Wendy's International, Inc.	623,093	14,369
Brinker International, Inc.	751,739	13,945
Guess ?, Inc.	336,196	13,606
^ KB Home	543,264	13,435
* DreamWorks Animation SKG, Inc.	511,299	13,181
Orient-Express Hotel Ltd.	302,899	13,073
* ITT Educational Services, Inc.	283,951	13,042
Foot Locker, Inc.	1,103,030	12,983
Liz Claiborne, Inc.	710,567	12,897
* Lear Corp.	495,202	12,831
* The Warnaco Group, Inc.	325,118	12,823
* J. Crew Group, Inc.	284,921	12,585
Sotheby's	427,569	12,361
* Getty Images, Inc.	382,440	12,238
*^ Netflix.com, Inc.	351,542	12,181
* Chipotle Mexican Grill, Inc. Class B	125,371	12,172
* Jarden Corp.	555,167	12,069
* Bally Technologies Inc.	350,335	12,030
John Wiley & Sons Class A	291,499	11,573
* Jack in the Box Inc.	426,528	11,461
* Saks Inc.	918,250	11,451
MDC Holdings, Inc.	261,048	11,431
Barnes & Noble, Inc.	371,883	11,398
* Marvel Entertainment, Inc.	419,375	11,235
*^ Chipotle Mexican Grill, Inc.	97,929	11,108
* WMS Industries, Inc.	306,209	11,014
Wolverine World Wide, Inc.	373,916	10,847
* AnnTaylor Stores Corp.	445,024	10,761
Matthews International Corp.	220,995	10,663
* Fossil, Inc.	347,146	10,602
Weight Watchers International, Inc.	227,486	10,539
* The Cheesecake Factory Inc.	482,542	10,515
* Scientific Games Corp.	496,996	10,492
Meredith Corp.	273,307	10,454
OfficeMax, Inc.	539,668	10,329
^ Polaris Industries, Inc.	250,034	10,254
Brunswick Corp.	626,655	10,008
Ryland Group, Inc.	300,115	9,871
* Tractor Supply Co.	248,334	9,814
*^ Crocs, Inc.	561,478	9,809
Regal Entertainment Group Class A	507,226	9,784
* Sonic Corp.	434,225	9,570
* Deckers Outdoor Corp.	87,726	9,459
*^ Vail Resorts Inc.	194,425	9,389
* Tenneco Automotive, Inc.	333,485	9,318
*^ Panera Bread Co.	220,308	9,229
* TRW Automotive Holdings Corp.	394,112	9,210
International Speedway Corp.	220,517	9,085
* Gaylord Entertainment Co.	295,466	8,950
* Chico's FAS, Inc.	1,255,599	8,927
* Quiksilver, Inc.	897,626	8,806
* Rent-A-Center, Inc.	476,248	8,739
Arbitron Inc.	201,021	8,676
* The Gymboree Corp.	216,869	8,649
* Gemstar-TV Guide International, Inc.	1,836,402	8,631
Regis Corp.	313,824	8,627
* Lions Gate Entertainment Corp.	861,479	8,399
Men's Wearhouse, Inc.	360,922	8,399
Choice Hotels International, Inc.	246,001	8,391
* Career Education Corp.	648,715	8,252
Jones Apparel Group, Inc.	608,918	8,172
Boyd Gaming Corp.	407,161	8,143
* Bright Horizons Family Solutions, Inc.	188,465	8,112
^ Thor Industries, Inc.	260,059	7,742
Interactive Data Corp.	268,167	7,635
* CTC Media, Inc.	270,623	7,510
Dillard's Inc.	434,032	7,470
*^ Life Time Fitness, Inc.	238,353	7,439
*^ Under Armour, Inc.	203,210	7,437
* Viacom Inc. Class A	187,325	7,424
* Scholastic Corp.	236,261	7,152
* Exide Technologies	540,481	7,080
^ Pool Corp.	372,011	7,027
Bob Evans Farms, Inc.	252,447	6,965
*^ Zale Corp.	349,462	6,905
CBRL Group, Inc.	192,625	6,890
Callaway Golf Co.	467,593	6,864
American Greetings Corp. Class A	360,702	6,691
National CineMedia Inc.	296,797	6,672
* Morningstar, Inc.	108,717	6,670
American Axle & Manufacturing Holdings, Inc.	321,722	6,595
Aaron Rents, Inc.	305,320	6,577
* CEC Entertainment Inc.	227,102	6,559
Belo Corp. Class A	618,903	6,542
* Carter's, Inc.	401,153	6,479
Cooper Tire & Rubber Co.	419,969	6,287
* Iconix Brand Group Inc.	360,715	6,258
* Pacific Sunwear of California, Inc.	478,860	6,038
^ Ethan Allen Interiors, Inc.	212,227	6,034
* Live Nation, Inc.	480,454	5,828
^ IHOP Corp.	117,041	5,606
*^ Blue Nile Inc.	103,467	5,603
* Collective Brands, Inc.	462,191	5,602
* Champion Enterprises, Inc.	553,591	5,552
* Pinnacle Entertainment, Inc.	431,831	5,527
* Tween Brands, Inc.	221,953	5,491
ArvinMeritor, Inc.	438,472	5,485
*^ P.F. Chang's China Bistro, Inc.	192,511	5,475
The Buckle, Inc.	121,809	5,448
Domino's Pizza, Inc.	403,812	5,447
^ Columbia Sportswear Co.	119,683	5,270
Harte-Hanks, Inc.	375,324	5,131
Brown Shoe Co., Inc.	335,838	5,061
* Pier 1 Imports Inc.	786,991	4,942
Penske Automotive Group Inc.	253,700	4,937
* The Dress Barn, Inc.	375,762	4,862
News Corp., Class B	250,673	4,773
* JAKKS Pacific, Inc.	168,735	4,652
* Papa John's International, Inc.	190,138	4,603
Stage Stores, Inc.	284,111	4,603
* Coinstar, Inc.	162,492	4,572
*^ Blockbuster Inc. Class A	1,360,819	4,436
* Skechers U.S.A., Inc.	214,743	4,340
* Timberland Co.	315,436	4,331
* Hibbett Sports Inc.	279,376	4,314
* Corinthian Colleges, Inc.	584,894	4,229
CKE Restaurants Inc.	374,812	4,205
Stewart Enterprises, Inc. Class A	646,864	4,153
CBS Corp. Class A	187,325	4,140
^ Winnebago Industries, Inc.	238,975	4,039
* Helen of Troy Ltd.	239,505	4,016
Group 1 Automotive, Inc.	169,323	3,976
* The Children's Place Retail Stores, Inc.	159,874	3,926
*^ Cabela's Inc.	276,440	3,914
*^ INVESTools Inc.	355,153	3,903
* Charming Shoppes, Inc.	792,338	3,827
* Valassis Communications, Inc.	352,417	3,824
* Red Robin Gourmet Burgers, Inc.	99,706	3,746
Idearc Inc.	1,022,203	3,721
^ Standard Pacific Corp.	761,023	3,699
^ Furniture Brands International Inc.	315,815	3,695
* Visteon Corp.	981,304	3,690
K-Swiss, Inc.	230,352	3,644
*^ Hovnanian Enterprises Inc. Class A	342,229	3,628
* Pre-Paid Legal Services, Inc.	84,557	3,586
^ Tempur-Pedic International Inc.	325,248	3,578
Blyth, Inc.	179,471	3,539
Cato Corp. Class A	236,109	3,527
Modine Manufacturing Co.	240,203	3,481
* Texas Roadhouse, Inc.	352,087	3,450
Sonic Automotive, Inc.	167,754	3,447
* 99 Cents Only Stores	344,694	3,409
*^ Jos. A. Bank Clothiers, Inc.	165,589	3,395
The Pep Boys (Manny, Moe & Jack)	330,848	3,295
* Genesco, Inc.	141,706	3,275
*^ Meritage Corp.	169,235	3,270
* Drew Industries, Inc.	133,031	3,254
Hearst-Argyle Television Inc.	156,926	3,237
* Charlotte Russe Holding Inc.	181,641	3,150
Ameristar Casinos, Inc.	170,551	3,113
*^ NutriSystem, Inc.	204,551	3,083
* Steiner Leisure Ltd.	93,136	3,073
^ Superior Industries International, Inc.	146,513	3,040
* Sally Beauty Co. Inc.	429,926	2,966
Fred's, Inc.	282,453	2,895
Churchill Downs, Inc.	60,787	2,872
*^ CSK Auto Corp.	306,971	2,858
Sinclair Broadcast Group, Inc.	320,214	2,853
*^ Buffalo Wild Wings Inc.	115,502	2,830
^ Citadel Broadcasting Corp.	1,703,736	2,828
* Cox Radio, Inc.	238,003	2,827
Christopher & Banks Corp.	282,079	2,818
Asbury Automotive Group, Inc.	201,691	2,775
Movado Group, Inc.	141,350	2,755
* Entravision Communications Corp.	411,417	2,740
* Aftermarket Technology Corp.	139,595	2,714
CKX, Inc.	282,598	2,690
Jackson Hewitt Tax Service Inc.	234,085	2,685
Entercom Communications Corp.	269,758	2,679
Ruby Tuesday, Inc.	354,790	2,661
^ La-Z-Boy Inc.	315,977	2,635
* R.H. Donnelley Corp.	516,704	2,615
* Amerigon Inc.	175,687	2,600
UniFirst Corp.	70,078	2,599
Circuit City Stores, Inc.	647,965	2,579
The Marcus Corp.	133,403	2,561
^ Borders Group, Inc.	436,078	2,560
^ Lee Enterprises, Inc.	248,311	2,486
Cinemark Holdings Inc.	187,000	2,392
* Denny's Corp.	802,429	2,391
World Wrestling Entertainment, Inc.	127,499	2,373
* AH Belo Corp.	206,786	2,364
* Morgans Hotel Group	157,157	2,329
^ Landry's Restaurants, Inc.	142,104	2,313
* Midas Inc.	133,320	2,292
*^ True Religion Apparel, Inc.	121,549	2,255
* Steven Madden, Ltd.	130,380	2,233
Speedway Motorsports, Inc.	88,972	2,231
* RC2 Corp.	105,565	2,214
FTD Group, Inc.	164,617	2,209
Journal Communications, Inc.	298,793	2,205
* California Pizza Kitchen, Inc.	167,941	2,202
RCN Corp.	195,742	2,188
*^ Knology, Inc.	165,993	2,150
Triarc Cos., Inc. Class B	309,199	2,137
* Universal Electronics, Inc.	88,157	2,134
Oxford Industries, Inc.	94,094	2,120
* The Wet Seal, Inc. Class A	616,554	2,090
* Perry Ellis International Corp.	94,987	2,074
CSS Industries, Inc.	58,745	2,054
* Hayes Lemmerz International, Inc.	730,792	2,039
* Peet's Coffee & Tea Inc.	86,409	2,031
* DG FastChannel Inc.	105,640	2,026
*^ Core-Mark Holding Co., Inc.	69,876	2,008
* Nexcen Brands, Inc.	571,700	1,961
* Great Wolf Resorts, Inc.	306,722	1,957
^ Cherokee Inc.	57,985	1,952
Carmike Cinemas, Inc.	187,700	1,930
* Steinway Musical Instruments Inc.	66,852	1,907
* Stoneridge, Inc.	141,729	1,906
* Unifi, Inc.	646,574	1,869
* REX Stores Corp.	94,659	1,862
O'Charley's Inc.	160,962	1,854
* Cache, Inc.	163,302	1,844
* PetMed Express, Inc.	165,574	1,836
^ Sealy Corp.	239,078	1,817
* GSI Commerce, Inc.	137,382	1,807
* Leapfrog Enterprises, Inc.	254,395	1,793
Strattec Security Corp.	42,252	1,789
Bassett Furniture Industries, Inc.	144,672	1,785
^ Brookfield Homes Corp.	105,217	1,768
*^ Source Interlink Cos., Inc.	927,751	1,763
Ambassadors Group, Inc.	93,313	1,763
* Maidenform Brands, Inc.	107,282	1,745
Hooker Furniture Corp.	77,847	1,739
^ The McClatchy Co. Class A	162,330	1,737
Gray Television, Inc.	304,015	1,730
* Universal Technical Institute Inc.	146,804	1,722
* Volcom, Inc.	84,509	1,708
bebe stores, inc.	158,781	1,707
* Jo-Ann Stores, Inc.	115,149	1,696
* Sturm, Ruger & Co., Inc.	205,296	1,692
* Cumulus Media Inc.	264,509	1,688
^ Talbots Inc.	155,032	1,671
*^ Zumiez Inc.	106,492	1,671
* Mediacom Communications Corp.	384,719	1,666
Monro Muffler Brake, Inc.	98,477	1,664
*^ Raser Technologies, Inc.	193,100	1,659
*^ Shuffle Master, Inc.	309,802	1,657
* Rentrak Corp.	137,178	1,657
*^ Gaiam, Inc.	95,623	1,656
* Capella Education Co.	30,238	1,651
*^ WCI Communities, Inc.	488,692	1,637
* Carriage Services, Inc.	208,814	1,631
^ CPI Corp.	92,280	1,594
Libbey, Inc.	92,779	1,562
Monaco Coach Corp.	162,110	1,537
Media General, Inc. Class A	109,565	1,536
* America's Car-Mart, Inc.	121,756	1,533
Beazer Homes USA, Inc.	162,068	1,532
* Alloy, Inc.	208,361	1,531
* BJ's Restaurants Inc.	105,705	1,523
*^ Charter Communications, Inc.	1,779,504	1,516
* Monarch Casino & Resort, Inc.	85,378	1,512
* Fuel Systems Solutions, Inc.	112,801	1,504
* Cavco Industries, Inc.	42,459	1,488
* 1-800-FLOWERS.COM, Inc.	173,271	1,475
Big 5 Sporting Goods Corp.	167,487	1,469
* Audiovox Corp.	136,730	1,460
* drugstore.com, Inc.	657,450	1,460
*^ Martha Stewart Living Omnimedia, Inc.	194,925	1,448
Weyco Group, Inc.	48,015	1,425
*^ Fleetwood Enterprises, Inc.	303,019	1,394
* Hot Topic, Inc.	319,676	1,378
^ Systemax Inc.	113,958	1,374
* Lin TV Corp.	142,037	1,365
*^ MTR Gaming Group Inc.	194,881	1,364
^ Stein Mart, Inc.	240,556	1,352
* The Princeton Review, Inc.	169,728	1,336
* AFC Enterprises, Inc.	145,520	1,308
* PC Mall, Inc.	121,277	1,289
Kenneth Cole Productions, Inc.	75,697	1,282
* Select Comfort Corp.	356,026	1,282
Stanley Furniture Co., Inc.	103,082	1,279
Spartan Motors, Inc.	150,459	1,273
* Steak n Shake Co.	159,184	1,253
* Spanish Broadcasting System, Inc.	699,104	1,237
* Russ Berrie and Co., Inc.	86,862	1,221
Sauer-Danfoss, Inc.	54,471	1,206
National Presto Industries, Inc.	22,530	1,181
* Restoration Hardware, Inc.	269,338	1,169
*^ Avatar Holding, Inc.	26,732	1,165
* Playboy Enterprises, Inc. Class B	139,025	1,158
* Red Lion Hotels Corp.	134,013	1,147
* A.C. Moore Arts & Crafts, Inc.	167,863	1,145
* ValueVision Media, Inc.	206,046	1,141
^ Warner Music Group Corp.	229,096	1,141
* MarineMax, Inc.	91,527	1,140
*^ Casual Male Retail Group, Inc.	269,847	1,133
* Coldwater Creek Inc.	223,338	1,128
* Tuesday Morning Corp.	216,859	1,123
Dover Downs Gaming & Entertainment, Inc.	131,299	1,117
*^ DSW Inc. Class A	86,029	1,114
* Ruth's Chris Steak House Inc.	157,408	1,088
Finish Line, Inc.	227,656	1,084
*^ Smith & Wesson Holding Corp.	215,760	1,083
* Nexstar Broadcasting Group, Inc.	183,284	1,081
^ GateHouse Media, Inc.	184,881	1,080
* G-III Apparel Group, Ltd.	78,883	1,059
* Morton's Restaurant Group Inc.	132,981	1,055
* Progressive Gaming International Corp.	495,591	1,051
*^ Overstock.com, Inc.	87,996	1,048
Haverty Furniture Cos., Inc.	94,958	1,010
* Fisher Communications, Inc.	32,127	1,001
^ PRIMEDIA Inc.	135,868	999
* Stamps.com Inc.	97,175	997
Skyline Corp.	35,529	988
* 4Kids Entertainment Inc.	100,403	981
* McCormick & Schmick's Seafood Restaurants, Inc.	83,802	976
Arctic Cat, Inc.	133,319	972
*^ Trump Entertainment Resorts, Inc.	269,864	972
* Riviera Holdings Corp.	47,000	969
* Famous Dave's of America, Inc.	101,480	968
* Saga Communications, Inc.	172,759	967
Standard Motor Products, Inc.	152,029	930
*^ Conn's, Inc.	56,748	926
Dover Motorsports, Inc.	143,904	885
*^ LodgeNet Interactive Corp.	145,190	884
* Hastings Entertainment, Inc.	110,957	872
* Dorman Products, Inc.	80,346	864
* Harris Interactive Inc.	314,490	859
* Radio One, Inc. Class D	559,046	850
^ M/I Homes, Inc.	49,298	837
* Retail Ventures, Inc.	170,345	826
*^ Eddie Bauer Holding, Inc.	211,048	821
* Citi Trends Inc.	44,168	815
Noble International, Ltd.	128,854	805
*^ Premier Exhibitions Inc.	131,540	795
* Luby's, Inc.	109,281	774
* New York & Co., Inc.	134,481	772
* Shutterfly, Inc.	51,800	770
* Cosi, Inc.	268,359	770
^ Nautilus Inc.	231,429	761
* Bluegreen Corp.	110,843	743
*^ Build-A-Bear-Workshop, Inc.	81,652	742
Escalade, Inc.	83,141	737
* Daily Journal Corp.	16,429	731
Marine Products Corp.	89,904	726
*^ Cost Plus, Inc.	216,785	726
*^ Isle of Capri Casinos, Inc.	100,409	718
Lithia Motors, Inc.	69,247	704
* Outdoor Channel Holdings Inc.	94,530	695
* Town Sports International Holdings, Inc.	104,570	670
* Interstate Hotels & Resorts, Inc.	140,111	670
* Emmis Communications, Inc.	190,046	661
* Multimedia Games Inc.	122,511	654
*^ Heelys Inc.	152,411	654
*^ Krispy Kreme Doughnuts, Inc.	212,596	648
* Reading International Inc. Class A	68,241	647
* The Dixie Group, Inc.	76,344	640
*^ Jamba Inc.	232,726	617
* Benihana Inc. Class A	54,478	614
* Lodgian, Inc.	54,756	611
*^ West Marine, Inc.	86,840	605
* Shoe Carnival, Inc.	44,471	602
* New Motion, Inc.	135,281	595
* Mothers Work, Inc.	35,489	593
Johnson Outdoors Inc.	34,165	584
* Trans World Entertainment Corp.	154,191	580
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	595,226	565
*^ Design Within Reach Inc.	189,802	541
^ Bon-Ton Stores, Inc.	98,173	537
*^ Palm Harbor Homes, Inc.	102,033	537
Salem Communications Corp.	131,120	526
* Hartmarx Corp.	176,276	515
* Ashworth, Inc.	177,641	508
* Carrols Restaurant Group Inc.	56,662	506
* dELiA*S, Inc.	186,345	498
^ Lifetime Brands, Inc.	52,092	466
*^ iRobot Corp.	26,910	460
* California Coastal Communities, Inc.	94,408	457
Triarc Cos., Inc. Class A	69,353	437
* Hallwood Group Inc.	7,300	431
Books-a-Million Inc.	48,638	425
* Benihana Inc.	37,839	423
*^ Gander Mountain Co.	68,621	417
Coachmen Industries, Inc.	134,445	401
^ Ambassadors International, Inc.	54,040	400
Craftmade International, Inc.	48,916	394
* Rubio's Restaurants, Inc.	66,504	380
*^ Empire Resorts Inc.	276,955	379
* Radio One, Inc.	248,587	378
*^ Syntax-Brillian Corp.	384,711	377
Shiloh Industries, Inc.	32,722	366
* Hollywood Media Corp.	148,136	356
* Pomeroy IT Solutions, Inc.	64,211	355
* Century Casinos, Inc.	105,193	341
*^ Navarre Corp.	190,558	335
* Sun-Times Media Group, Inc.	438,144	315
Lennar Corp. Class B	18,034	311
* Lenox Group, Inc.	173,215	307
* Blockbuster Inc. Class B	104,887	299
* NTN Communications, Inc.	497,306	298
* Regent Communications, Inc.	223,813	280
* Youbet.com, Inc.	343,084	278
*^ Six Flags, Inc.	160,985	264
* Duckwall-ALCO Stores, Inc.	23,108	263
* Levitt Corp. Class A	132,881	263
Beasley Broadcast Group, Inc.	72,714	259
* Private Media Group, Inc.	187,387	259
* Sport Chalet, Inc. Class A	48,300	251
* S&K Famous Brands Inc.	41,491	248
* Lakes Entertainment, Inc.	55,635	246
^ Charles & Colvard Ltd.	191,246	235
Canterbury Park Holding Corp.	23,700	224
^ Orleans Homebuilders, Inc.	37,570	214
*^ Hovnanian Enterprises	19,300	205
*^ Tarragon Corp.	93,270	201
* Proliance International Inc.	106,628	194
Aaron Rents, Inc. Class A	10,125	192
* Buca, Inc.	282,386	184
Cobra Electronics Corp.	43,655	166
* Joe's Jeans, Inc.	136,389	155
* Emerson Radio Corp.	135,771	149
* Directed Electronics Inc.	71,052	148
* Young Broadcasting Inc.	167,943	128
* Nevada Gold & Casinos, Inc.	101,103	126
* Acme Communications, Inc.	58,200	118
* Lazare Kaplan International, Inc.	13,848	116
* Kirkland's, Inc.	80,095	100
* Fairchild Corp.	42,272	96
* Concord Camera Corp.	24,341	91
^ Journal Register Co.	181,458	91
* Triple Crown Media, Inc.	32,411	90
* Magna Entertainment Corp. Class A	194,952	66
Tandy Brands Accessories, Inc.	12,990	63
* Tarrant Apparel Group, Inc.	89,701	63
* Wilsons The Leather Experts Inc.	283,103	60
* Meade Instruments Corp.	37,949	49
* Max & Erma's Restaurant, Inc.	15,300	40
* Rockford Corp.	24,690	40
* Finlay Enterprises, Inc.	37,706	24
* SPAR Group, Inc.	16,174	22
*^ Comstock Homebuilding Cos., Inc.	22,494	19
Building Materials Holding Corp.	2,649	12
* Westwood One, Inc.	5,484	12
* Sport Chalet, Inc.	1,825	9
* IAC InterActiveCorp Warrants Exp. 2/4/09	38	-
^ Gadzooks, Inc.	257,226	-

		9,700,437

Consumer Staples (9.6%)
The Procter & Gamble Co.	22,057,202	1,545,548
The Coca-Cola Co.	14,771,709	899,154
Wal-Mart Stores, Inc.	17,065,754	899,024
PepsiCo, Inc.	11,432,470	825,424
Philip Morris International Inc.	14,898,355	753,559
CVS/Caremark Corp.	10,488,899	424,905
Kraft Foods Inc.	10,988,838	340,764
Altria Group, Inc.	14,959,555	332,102
Colgate-Palmolive Co.	3,620,515	282,074
Walgreen Co.	7,040,949	268,190
Anheuser-Busch Cos., Inc.	5,211,616	247,291
Costco Wholesale Corp.	3,084,446	200,396
Kimberly-Clark Corp.	3,004,768	193,958
Archer-Daniels-Midland Co.	4,109,505	169,147
General Mills, Inc.	2,385,851	142,865
Sysco Corp.	4,319,453	125,351
Avon Products, Inc.	3,047,363	120,493
The Kroger Co.	4,595,234	116,719
H.J. Heinz Co.	2,250,822	105,721
Kellogg Co.	1,958,314	102,929
Safeway, Inc.	3,142,125	92,221
ConAgra Foods, Inc.	3,460,835	82,887
Wm. Wrigley Jr. Co.	1,227,296	77,123
^ Bunge Ltd.	859,477	74,671
Reynolds American Inc.	1,257,155	74,210
Sara Lee Corp.	5,143,547	71,907
UST, Inc.	1,112,498	60,653
Carolina Group	770,182	55,877
The Clorox Co.	983,649	55,714
Campbell Soup Co.	1,636,029	55,543
Molson Coors Brewing Co. Class B	926,087	48,684
Coca-Cola Enterprises, Inc.	1,894,899	45,857
SuperValu Inc.	1,501,531	45,016
The Hershey Co.	1,121,678	42,254
The Estee Lauder Cos. Inc. Class A	768,183	35,221
* Energizer Holdings, Inc.	387,492	35,060
^ Whole Foods Market, Inc.	990,360	32,652
The Pepsi Bottling Group, Inc.	953,847	32,345
Tyson Foods, Inc.	1,928,418	30,758
McCormick & Co., Inc.	815,098	30,134
Church & Dwight, Inc.	468,501	25,411
Brown-Forman Corp. Class B	379,414	25,125
* Constellation Brands, Inc. Class A	1,362,408	24,074
Hormel Foods Corp.	533,397	22,221
Dean Foods Co.	1,075,731	21,611
* Smithfield Foods, Inc.	811,985	20,917
Corn Products International, Inc.	532,804	19,788
J.M. Smucker Co.	388,089	19,641
* Hansen Natural Corp.	492,834	17,397
Herbalife Ltd.	363,128	17,249
* BJ's Wholesale Club, Inc.	463,713	16,550
Alberto-Culver Co.	593,630	16,271
Flowers Foods, Inc.	589,664	14,594
* Central European Distribution Corp.	245,211	14,269
Del Monte Foods Co.	1,442,454	13,747
Universal Corp. (VA)	195,480	12,810
* NBTY, Inc.	405,739	12,152
PepsiAmericas, Inc.	464,810	11,867
*^ Rite Aid Corp.	3,966,202	11,661
Wm. Wrigley Jr. Co. Class B	171,685	10,679
Ruddick Corp.	276,541	10,193
* Ralcorp Holdings, Inc.	174,547	10,150
Longs Drug Stores, Inc.	216,405	9,189
*^ Bare Escentuals, Inc.	390,254	9,140
* Hain Celestial Group, Inc.	283,601	8,366
* Performance Food Group Co.	252,994	8,268
* Chattem, Inc.	115,310	7,650
* Darling International, Inc.	579,188	7,500
Casey's General Stores, Inc.	325,638	7,359
* Winn-Dixie Stores, Inc.	397,999	7,148
Lancaster Colony Corp.	177,973	7,112
Nu Skin Enterprises, Inc.	391,824	7,061
*^ Chiquita Brands International, Inc.	301,372	6,965
Pilgrim's Pride Corp.	304,782	6,166
* United Natural Foods, Inc.	284,131	5,316
^ The Andersons, Inc.	118,177	5,272
^ Vector Group Ltd.	298,881	5,257
Sanderson Farms, Inc.	134,574	5,115
* The Great Atlantic & Pacific Tea Co., Inc.	190,723	5,001
^ Tootsie Roll Industries, Inc.	176,882	4,457
WD-40 Co.	123,341	4,101
* TreeHouse Foods Inc.	173,340	3,963
Nash-Finch Co.	115,737	3,933
* Alliance One International, Inc.	603,349	3,644
* Elizabeth Arden, Inc.	182,475	3,640
Lance, Inc.	179,691	3,522
*^ Green Mountain Coffee Roasters, Inc.	107,852	3,414
* The Pantry, Inc.	160,698	3,388
Seaboard Corp.	1,989	3,113
* Boston Beer Co., Inc. Class A	63,088	2,999
J & J Snack Foods Corp.	107,572	2,955
* American Oriental Bioengineering, Inc.	338,000	2,738
Weis Markets, Inc.	74,683	2,574
Spartan Stores, Inc.	117,382	2,447
Diamond Foods, Inc.	128,877	2,338
PriceSmart, Inc.	76,750	2,127
* Prestige Brands Holdings Inc.	257,262	2,104
^ Cal-Maine Foods, Inc.	57,370	1,915
*^ USANA Health Sciences, Inc.	82,835	1,825
^ Imperial Sugar Co.	95,065	1,789
Coca-Cola Bottling Co.	26,793	1,651
Reddy Ice Holdings, Inc.	110,494	1,440
Alico, Inc.	32,069	1,416
* John B. Sanfilippo & Son, Inc.	157,967	1,407
* Nutraceutical International Corp.	104,741	1,362
Ingles Markets, Inc.	54,259	1,334
* Omega Protein Corp.	89,353	1,220
^ Mannatech, Inc.	166,860	1,190
* Central Garden & Pet Co. Class A	266,918	1,185
Arden Group Inc. Class A	8,101	1,158
*^ Lifeway Foods, Inc.	104,072	1,111
* Revlon, Inc. Class A	1,125,393	1,092
Tasty Baking Co. Class A	183,031	1,043
*^ Maui Land & Pineapple Co., Inc.	31,218	996
* Central Garden and Pet Co.	209,669	967
Inter Parfums, Inc.	42,466	938
Village Super Market Inc. Class A	17,518	902
Farmer Brothers, Inc.	35,298	817
Oil-Dri Corp. of America	45,267	810
MGP Ingredients, Inc.	112,453	786
Calavo Growers, Inc.	43,883	763
^ Reliv International, Inc.	99,995	665
National Beverage Corp.	76,231	585
* Susser Holdings Corp.	30,274	568
*^ Medifast, Inc.	131,808	558
Schiff Nutrition International, Inc.	78,680	471
*^ Jones Soda Co.	132,827	464
Griffin Land & Nurseries, Inc.	12,115	418
*^ Star Scientific, Inc.	236,955	365
* Parlux Fragrances, Inc.	118,160	347
*^ Spectrum Brands Inc.	67,167	307
* Zapata Corp.	40,800	284
* Seneca Foods Corp.	11,790	248
* Physicians Formula Holdings, Inc.	21,900	195
* Inventure Group, Inc.	99,584	173
* Integrated Biopharma, Inc.	19,300	57
* Vermont Pure Holdings, Ltd.	29,700	45

		9,752,987

Energy (12.4%)
ExxonMobil Corp.	38,804,488	3,282,084
Chevron Corp.	14,996,018	1,280,060
ConocoPhillips Co.	10,792,408	822,489
Schlumberger Ltd.	8,493,262	738,914
Occidental Petroleum Corp.	5,884,724	430,585
Devon Energy Corp.	3,002,228	313,222
* Transocean, Inc.	2,216,063	299,612
Apache Corp.	2,363,732	285,586
Halliburton Co.	6,261,949	246,282
Marathon Oil Corp.	5,044,712	230,039
XTO Energy, Inc.	3,436,443	212,578
EOG Resources, Inc.	1,747,872	209,745
Anadarko Petroleum Corp.	3,312,281	208,773
Valero Energy Corp.	3,911,729	192,105
Hess Corp.	2,041,658	180,033
* Weatherford International Ltd.	2,395,118	173,574
Baker Hughes, Inc.	2,261,240	154,895
* National Oilwell Varco Inc.	2,534,646	147,973
Chesapeake Energy Corp.	3,199,674	147,665
Williams Cos., Inc.	4,215,423	139,025
Murphy Oil Corp.	1,277,010	104,894
Spectra Energy Corp.	4,490,836	102,167
Peabody Energy Corp.	1,889,071	96,343
Noble Corp.	1,911,852	94,962
Smith International, Inc.	1,422,717	91,381
CONSOL Energy, Inc.	1,289,031	89,188
Noble Energy, Inc.	1,217,384	88,626
* Ultra Petroleum Corp.	1,082,272	83,876
El Paso Corp.	4,978,581	82,844
* Southwestern Energy Co.	2,420,292	81,540
* Nabors Industries, Inc.	2,011,742	67,937
Range Resources Corp.	1,060,232	67,272
* Cameron International Corp.	1,554,236	64,718
ENSCO International, Inc.	1,029,540	64,470
BJ Services Co.	2,081,024	59,330
Diamond Offshore Drilling, Inc.	493,263	57,416
* FMC Technologies Inc.	924,562	52,598
* Denbury Resources, Inc.	1,734,909	49,532
* Newfield Exploration Co.	930,267	49,165
* Grant Prideco, Inc.	902,674	44,430
Arch Coal, Inc.	1,016,845	44,233
Sunoco, Inc.	835,544	43,841
* Plains Exploration & Production Co.	801,339	42,583
Pioneer Natural Resources Co.	849,113	41,708
* Pride International, Inc.	1,186,189	41,457
Cabot Oil & Gas Corp.	690,058	35,083
Helmerich & Payne, Inc.	735,556	34,476
Rowan Cos., Inc.	791,148	32,579
Cimarex Energy Co.	586,348	32,097
Tesoro Corp.	973,884	29,217
Patterson-UTI Energy, Inc.	1,101,554	28,839
* Exterran Holdings, Inc.	443,950	28,653
* Forest Oil Corp.	563,638	27,596
* Quicksilver Resources, Inc.	730,750	26,694
* Oceaneering International, Inc.	391,814	24,684
* Petrohawk Energy Corp.	1,212,162	24,449
* Kinder Morgan Management, LLC	462,764	23,587
* Superior Energy Services, Inc.	572,754	22,693
Massey Energy Co.	566,754	20,687
Frontier Oil Corp.	750,334	20,454
Tidewater Inc.	370,983	20,445
* Alpha Natural Resources, Inc.	466,910	20,283
* Core Laboratories N.V.	165,763	19,776
* Whiting Petroleum Corp.	302,400	19,550
* Helix Energy Solutions Group, Inc.	617,628	19,455
* Unit Corp.	330,163	18,704
* Atwood Oceanics, Inc.	202,922	18,612
St. Mary Land & Exploration Co.	446,747	17,200
* Dresser Rand Group, Inc.	550,202	16,919
Foundation Coal Holdings, Inc.	322,034	16,208
* Mariner Energy Inc.	590,293	15,944
* Oil States International, Inc.	339,140	15,197
*^ Hercules Offshore, Inc.	601,690	15,114
* W-H Energy Services, Inc.	218,785	15,063
Overseas Shipholding Group Inc.	211,395	14,806
* Encore Acquisition Co.	367,163	14,789
Holly Corp.	335,211	14,552
* SEACOR Holdings Inc.	156,553	13,363
* Comstock Resources, Inc.	317,011	12,776
Berry Petroleum Class A	272,266	12,658
Penn Virginia Corp.	269,489	11,882
* Continental Resources, Inc.	359,647	11,469
* Carrizo Oil & Gas, Inc.	193,145	11,448
* Dril-Quip, Inc.	245,936	11,429
* EXCO Resources, Inc.	596,969	11,044
* Delta Petroleum Corp.	474,360	10,692
* Global Industries Ltd.	658,058	10,588
Atlas America, Inc.	172,570	10,430
* Stone Energy Corp.	189,378	9,906
* Bill Barrett Corp.	207,364	9,798
* Swift Energy Co.	214,315	9,642
Crosstex Energy, Inc.	278,735	9,463
* Arena Resources, Inc.	231,195	8,950
* Patriot Coal Corp.	190,373	8,942
* Grey Wolf, Inc.	1,307,778	8,867
* Bristow Group, Inc.	160,786	8,629
* TETRA Technologies, Inc.	529,799	8,392
* Willbros Group, Inc.	257,214	7,871
W&T Offshore, Inc.	218,340	7,448
* Petroleum Development Corp.	106,047	7,346
* ION Geophysical Corp.	525,626	7,254
* Gulfmark Offshore, Inc.	132,100	7,229
* Hornbeck Offshore Services, Inc.	157,426	7,190
* Rosetta Resources, Inc.	365,507	7,190
Lufkin Industries, Inc.	110,684	7,064
* CNX Gas Corp.	215,452	6,955
*^ BPZ Energy, Inc.	318,678	6,925
* Pioneer Drilling Co.	421,200	6,710
* ATP Oil & Gas Corp.	202,197	6,616
^ CARBO Ceramics Inc.	160,455	6,434
*^ Cheniere Energy, Inc.	319,438	6,325
*^ International Coal Group, Inc.	986,409	6,264
*^ Oilsands Quest, Inc.	1,527,287	6,018
*^ McMoRan Exploration Co.	343,688	5,942
* Complete Production Services, Inc.	255,127	5,853
*^ Warren Resources Inc.	450,716	5,350
* Parallel Petroleum Corp.	270,853	5,301
World Fuel Services Corp.	187,631	5,267
* Contango Oil & Gas Co.	80,575	5,206
* Parker Drilling Co.	776,220	5,014
* PetroQuest Energy, Inc.	274,000	4,751
* NATCO Group Inc.	95,939	4,485
*^ Goodrich Petroleum Corp.	148,377	4,463
General Maritime Corp.	185,465	4,379
* Dawson Geophysical Co.	62,525	4,220
* Harvest Natural Resources, Inc.	323,748	3,904
Gulf Island Fabrication, Inc.	129,265	3,712
* Trico Marine Services, Inc.	93,025	3,625
* James River Coal Co.	206,416	3,616
*^ Enbridge Energy Management LLC	74,140	3,605
* Matrix Service Co.	199,788	3,432
^ Western Refining, Inc.	252,075	3,395
* Newpark Resources, Inc.	652,660	3,329
^ RPC Inc.	217,388	3,302
*^ TXCO Resources Inc.	258,610	3,202
*^ USEC Inc.	815,626	3,018
* Bois d'Arc Energy, Inc.	135,247	2,906
* Cal Dive International, Inc.	273,284	2,837
* Bronco Drilling Co., Inc.	170,945	2,754
* Basic Energy Services Inc.	124,591	2,751
*^ Allis-Chalmers Energy Inc.	194,950	2,688
^ Arlington Tankers Ltd.	126,007	2,646
* T-3 Energy Services, Inc.	60,300	2,566
*^ Gasco Energy Inc.	1,014,205	2,475
* Clayton Williams Energy, Inc.	46,312	2,431
* GMX Resources Inc.	69,380	2,423
* US BioEnergy Corp.	410,383	2,421
* PHI Inc. Non-Voting Shares	71,758	2,263
* Superior Well Services, Inc.	101,431	2,218
* Double Eagle Petroleum Co.	120,329	2,044
*^ Clean Energy Fuels Corp.	151,700	2,027
* Energy Partners, Ltd.	211,021	1,998
^ Alon USA Energy, Inc.	125,079	1,902
*^ SulphCo, Inc.	433,146	1,806
* Natural Gas Services Group	81,853	1,787
* Callon Petroleum Co.	96,621	1,748
* Veneco Inc.	140,834	1,636
*^ ENGlobal Corp.	190,026	1,625
*^ Uranium Resources Inc.	271,221	1,625
* Union Drilling, Inc.	90,414	1,581
*^ VeraSun Energy Corp.	206,685	1,519
* Brigham Exploration Co.	247,379	1,502
*^ Rentech, Inc.	1,619,740	1,442
* Gulfport Energy Corp.	131,853	1,398
* Vaalco Energy, Inc.	277,659	1,380
Delek US Holdings, Inc.	101,000	1,280
*^ Edge Petroleum Corp.	307,069	1,237
*^ Aventine Renewable Energy Holdings, Inc.	230,122	1,197
* Westmoreland Coal Co.	86,652	1,177
*^ Bolt Technology Corp.	62,808	1,158
*^ Verenium Corp.	318,158	1,120
* Endeavor International Corp.	836,375	1,112
*^ FX Energy, Inc.	247,896	1,056
* OYO Geospace Corp.	22,422	1,018
*^ Tri-Valley Corp.	157,282	942
*^ Toreador Resources Corp.	119,822	932
* Boots & Coots International Well Control, Inc.	506,025	906
* The Meridian Resource Corp.	600,199	888
* Abraxas Petroleum Corp.	257,379	849
Panhandle Royalty Co.	29,508	816
* Credo Pete Corp.	78,315	780
*^ Transmeridian Exploration Inc.	853,791	768
*^ Aurora Oil & Gas Corp.	1,067,355	683
*^ BMB Munai Inc.	119,797	652
*^ GeoGlobal Resources Inc.	201,824	563
Barnwell Industries, Inc.	49,947	545
* Cano Petroleum Inc.	110,891	519
* Syntroleum Corp.	820,009	508
*^ Pacific Ethanol, Inc.	112,127	493
* American Oil & Gas Inc.	138,710	454
* Quest Resource Corp.	62,600	411
*^ CanArgo Energy Corp.	1,128,079	394
* Mitcham Industries, Inc.	19,500	347
* Harken Energy Corp.	33,116	290
* Geokinetics Inc.	13,371	242
* Infinity, Inc.	330,806	192
* Ngas Resources Inc.	22,900	129
* Evergreen Energy, Inc.	49,036	76

		12,609,866

Financials (17.0%)
Bank of America Corp.	31,519,011	1,194,886
JPMorgan Chase & Co.	23,870,492	1,025,238
Citigroup, Inc.	36,721,054	786,565
American International Group, Inc.	15,310,929	662,198
Wells Fargo & Co.	22,632,223	658,598
The Goldman Sachs Group, Inc.	2,543,366	420,647
U.S. Bancorp	12,261,247	396,774
Wachovia Corp.	14,052,465	379,417
Bank of New York Mellon Corp.	8,087,343	337,485
American Express Co.	7,474,637	326,791
MetLife, Inc.	5,259,951	316,965
Morgan Stanley	6,786,973	310,165
Prudential Financial, Inc.	3,210,067	251,188
Merrill Lynch & Co., Inc.	5,761,721	234,733
AFLAC Inc.	3,464,621	225,027
The Travelers Cos., Inc.	4,580,294	219,167
State Street Corp.	2,742,996	216,697
* Berkshire Hathaway Inc. Class B	42,637	190,711
The Allstate Corp.	3,850,341	185,047
Fannie Mae	6,929,174	182,376
The Hartford Financial Services Group Inc.	2,229,021	168,893
CME Group, Inc.	348,514	163,488
PNC Financial Services Group	2,419,548	158,650
Simon Property Group, Inc. REIT	1,583,750	147,146
Capital One Financial Corp.	2,974,176	146,389
The Chubb Corp.	2,725,806	134,873
Charles Schwab Corp.	6,984,150	131,512
SunTrust Banks, Inc.	2,348,724	129,509
ACE Ltd.	2,340,449	128,865
BB&T Corp.	3,902,398	125,111
Loews Corp.	3,009,099	121,026
Lehman Brothers Holdings, Inc.	3,201,654	120,510
Freddie Mac	4,701,245	119,036
Franklin Resources Corp.	1,218,143	118,148
* Berkshire Hathaway Inc. Class A	848	113,123
ProLogis REIT	1,829,107	107,661
The Principal Financial Group, Inc.	1,857,920	103,523
Lincoln National Corp.	1,911,631	99,405
Regions Financial Corp.	4,936,878	97,503
Northern Trust Corp.	1,405,549	93,427
Marsh & McLennan Cos., Inc.	3,694,264	89,955
T. Rowe Price Group Inc.	1,781,639	89,082
Ameriprise Financial, Inc.	1,647,120	85,403
Vornado Realty Trust REIT	973,854	83,956
Public Storage, Inc. REIT	909,106	80,565
Equity Residential REIT	1,926,266	79,921
Boston Properties, Inc. REIT	847,594	78,038
Aon Corp.	1,864,896	74,969
Progressive Corp. of Ohio	4,651,614	74,751
Fifth Third Bancorp	3,405,584	71,245
Genworth Financial Inc.	3,114,544	70,513
Invesco, Ltd.	2,831,656	68,979
Kimco Realty Corp. REIT	1,615,356	63,273
Washington Mutual, Inc.	6,128,573	63,124
KeyCorp	2,845,456	62,458
Hudson City Bancorp, Inc.	3,513,489	62,118
General Growth Properties Inc. REIT	1,559,368	59,521
Host Hotels & Resorts Inc. REIT	3,710,887	59,077
NYSE Euronext	941,655	58,110
Nymex Holdings Inc.	626,998	56,825
Unum Group	2,562,483	56,400
HCP, Inc. REIT	1,664,740	56,285
* SLM Corp.	3,665,454	56,265
Moody's Corp.	1,560,947	54,368
Avalonbay Communities, Inc. REIT	559,604	54,013
Leucadia National Corp.	1,185,196	53,595
Legg Mason Inc.	939,769	52,608
* IntercontinentalExchange Inc.	395,553	51,620
Discover Financial Services	3,054,413	50,001
Plum Creek Timber Co. Inc. REIT	1,223,598	49,800
Annaly Mortgage Management Inc. REIT	3,217,934	49,299
^ American Capital Strategies, Ltd.	1,333,313	45,546
Assurant, Inc.	711,789	43,319
Ventas, Inc. REIT	948,618	42,602
National City Corp.	4,279,152	42,578
People's United Financial Inc.	2,448,935	42,391
M & T Bank Corp.	507,760	40,865
Cincinnati Financial Corp.	1,061,150	40,366
Everest Re Group, Ltd.	446,520	39,977
Torchmark Corp.	654,730	39,356
AMB Property Corp. REIT	703,806	38,301
Marshall & Ilsley Corp.	1,645,796	38,182
* Nasdaq Stock Market Inc.	984,427	38,058
New York Community Bancorp, Inc.	2,069,739	37,711
Comerica, Inc.	1,073,188	37,647
XL Capital Ltd. Class A	1,267,479	37,454
Developers Diversified Realty Corp. REIT	873,152	36,568
The Macerich Co. REIT	515,349	36,214
Zions Bancorp	760,235	34,629
SL Green Realty Corp. REIT	420,904	34,291
Willis Group Holdings Ltd.	1,015,083	34,117
Axis Capital Holdings Ltd.	966,955	32,857
Regency Centers Corp. REIT	494,854	32,047
* CB Richard Ellis Group, Inc.	1,472,205	31,858
* TD Ameritrade Holding Corp.	1,904,411	31,442
Federal Realty Investment Trust REIT	402,489	31,374
W.R. Berkley Corp.	1,105,407	30,609
PartnerRe Ltd.	394,781	30,122
Safeco Corp.	672,308	29,501
White Mountains Insurance Group Inc.	60,986	29,273
* Markel Corp.	66,510	29,262
Janus Capital Group Inc.	1,212,069	28,205
^ The St. Joe Co.	652,296	28,003
Fidelity National Financial, Inc. Class A	1,457,112	26,709
Huntington Bancshares Inc.	2,471,822	26,572
Health Care Inc. REIT	579,600	26,157
SEI Investments Co.	1,035,228	25,560
Federated Investors, Inc.	651,156	25,499
Sovereign Bancorp, Inc.	2,734,010	25,481
Eaton Vance Corp.	829,015	25,293
* Arch Capital Group Ltd.	367,453	25,233
RenaissanceRe Holdings Ltd.	478,004	24,813
Apartment Investment & Management Co. Class A REIT	679,859	24,346
Rayonier Inc. REIT	554,247	24,076
Duke Realty Corp. REIT	1,035,726	23,625
UDR, Inc. REIT	954,457	23,403
Associated Banc-Corp.	857,366	22,832
Hospitality Properties Trust REIT	667,807	22,719
^ Countrywide Financial Corp.	4,116,611	22,641
Nationwide Health Properties, Inc. REIT	661,203	22,316
^ Popular, Inc.	1,891,311	22,053
Alexandria Real Estate Equities, Inc. REIT	226,834	21,032
Synovus Financial Corp.	1,870,028	20,683
Essex Property Trust, Inc. REIT	179,193	20,424
Jones Lang LaSalle Inc.	263,616	20,388
Liberty Property Trust REIT	651,427	20,266
^ Allied Capital Corp.	1,097,711	20,231
Old Republic International Corp.	1,554,764	20,072
Cullen/Frost Bankers, Inc.	374,747	19,877
Camden Property Trust REIT	395,375	19,848
Taubman Co. REIT	374,617	19,518
UnionBanCal Corp.	394,433	19,359
* Affiliated Managers Group, Inc.	212,995	19,327
Protective Life Corp.	473,263	19,196
Waddell & Reed Financial, Inc.	594,135	19,090
First American Corp.	554,704	18,827
Weingarten Realty Investors REIT	545,235	18,778
HCC Insurance Holdings, Inc.	816,414	18,524
^ Realty Income Corp. REIT	719,648	18,437
Commerce Bancshares, Inc.	435,205	18,292
Bank of Hawaii Corp.	348,936	17,293
Mack-Cali Realty Corp. REIT	483,686	17,272
StanCorp Financial Group, Inc.	352,371	16,812
Astoria Financial Corp.	615,657	16,721
^ MBIA, Inc.	1,355,191	16,560
BRE Properties Inc. Class A REIT	361,799	16,484
Forest City Enterprise Class A	444,836	16,370
CIT Group Inc.	1,351,290	16,013
Nationwide Financial Services, Inc.	336,944	15,931
Senior Housing Properties Trust REIT	669,342	15,863
Arthur J. Gallagher & Co.	667,574	15,768
Raymond James Financial, Inc.	684,394	15,727
Aspen Insurance Holdings Ltd.	595,411	15,707
^ Valley National Bancorp	810,418	15,568
Digital Realty Trust, Inc. REIT	438,335	15,561
The Hanover Insurance Group Inc.	369,121	15,186
Fulton Financial Corp.	1,233,518	15,160
Brown & Brown, Inc.	850,738	14,786
TCF Financial Corp.	812,692	14,563
* Investment Technology Group, Inc.	312,980	14,453
City National Corp.	291,556	14,420
Wilmington Trust Corp.	458,221	14,251
Washington Federal Inc.	623,538	14,242
Endurance Specialty Holdings Ltd.	387,442	14,180
* Philadelphia Consolidated Holding Corp.	435,099	14,010
* Liberty Media Corp.-Capital Series A	879,214	13,839
Douglas Emmett, Inc. REIT	626,641	13,824
* Conseco, Inc.	1,326,614	13,531
^ Apollo Investment Corp.	851,182	13,474
iStar Financial Inc. REIT	956,718	13,423
Platinum Underwriters Holdings, Ltd.	408,093	13,247
* Alleghany Corp.	38,090	13,008
Erie Indemnity Co. Class A	246,937	12,641
^ First Horizon National Corp.	901,482	12,630
American Financial Group, Inc.	494,118	12,630
Transatlantic Holdings, Inc.	187,380	12,433
Susquehanna Bancshares, Inc.	609,831	12,422
Jefferies Group, Inc.	759,373	12,249
BancorpSouth, Inc.	528,069	12,230
IPC Holdings Ltd.	431,126	12,072
Post Properties, Inc. REIT	312,541	12,070
Highwood Properties, Inc. REIT	387,839	12,050
Reinsurance Group of America, Inc.	221,092	12,036
DCT Industrial Trust Inc. REIT	1,199,614	11,948
FirstMerit Corp.	573,280	11,844
*^ E*TRADE Financial Corp.	3,015,897	11,641
Commerce Group, Inc.	321,200	11,582
Potlatch Corp. REIT	280,447	11,574
Kilroy Realty Corp. REIT	234,330	11,508
Home Properties, Inc. REIT	238,850	11,462
Unitrin, Inc.	323,046	11,416
Whitney Holdings Corp.	457,577	11,343
* ProAssurance Corp.	209,789	11,293
National Retail Properties REIT	511,845	11,286
BioMed Realty Trust, Inc. REIT	468,454	11,191
Montpelier Re Holdings Ltd.	694,412	11,145
^ Ambac Financial Group, Inc.	1,938,272	11,145
Washington REIT	333,312	11,139
Allied World Assurance Holdings, Ltd.	277,920	11,033
^ Westamerica Bancorporation	209,634	11,027
HRPT Properties Trust REIT	1,608,474	10,825
Corporate Office Properties Trust, Inc. REIT	320,907	10,786
Entertainment Properties Trust REIT	216,469	10,678
* Knight Capital Group, Inc. Class A	656,982	10,669
Webster Financial Corp.	381,983	10,646
CBL & Associates Properties, Inc. REIT	446,596	10,508
* SVB Financial Group	237,517	10,365
First Niagara Financial Group, Inc.	748,740	10,175
Assured Guaranty Ltd.	424,042	10,067
^ Colonial BancGroup, Inc.	1,042,219	10,037
Brandywine Realty Trust REIT	590,442	10,014
TFS Financial Corp.	823,324	9,905
^ First Industrial Realty Trust REIT	318,645	9,843
First Midwest Bancorp, Inc.	346,786	9,630
^ CapitalSource Inc. REIT	982,124	9,497
The Phoenix Cos., Inc.	776,784	9,485
Zenith National Insurance Corp.	263,787	9,459
Healthcare Realty Trust Inc. REIT	360,452	9,426
Delphi Financial Group, Inc.	313,458	9,162
Selective Insurance Group	380,377	9,083
^ MGIC Investment Corp.	853,139	8,984
National Penn Bancshares Inc.	492,933	8,966
NewAlliance Bancshares, Inc.	718,263	8,806
BOK Financial Corp.	167,352	8,741
Mid-America Apartment Communities, Inc. REIT	173,798	8,662
Mercury General Corp.	195,178	8,648
UMB Financial Corp.	209,001	8,611
Tanger Factory Outlet Centers, Inc. REIT	222,856	8,573
Omega Healthcare Investors, Inc. REIT	486,900	8,453
International Bancshares Corp.	367,464	8,297
Hilb, Rogal and Hamilton Co.	263,535	8,293
LaSalle Hotel Properties REIT	286,524	8,232
Bear Stearns Co., Inc.	783,900	8,223
*^ AmeriCredit Corp.	816,295	8,220
Equity Lifestyle Properties, Inc. REIT	165,720	8,182
^ Greenhill & Co., Inc.	117,480	8,172
DiamondRock Hospitality Co. REIT	642,512	8,141
East West Bancorp, Inc.	450,209	7,991
Old National Bancorp	439,471	7,910
EastGroup Properties, Inc. REIT	169,538	7,877
Max Re Capital Ltd.	300,612	7,873
Cash America International Inc.	214,525	7,809
American Financial Realty Trust REIT	981,618	7,794
* Argo Group International Holdings	218,227	7,751
The South Financial Group, Inc.	516,880	7,681
Colonial Properties Trust REIT	318,475	7,659
United Bankshares, Inc.	276,742	7,375
Odyssey Re Holdings Corp.	200,642	7,374
* Interactive Brokers Group, Inc.	285,935	7,340
Trustmark Corp.	327,426	7,295
Prosperity Bancshares, Inc.	251,448	7,207
Lexington Realty Trust REIT	498,774	7,187
Extra Space Storage Inc. REIT	442,896	7,170
Hancock Holding Co.	169,367	7,117
R.L.I. Corp.	142,103	7,044
Strategic Hotels and Resorts, Inc. REIT	530,491	6,965
^ Cousins Properties, Inc. REIT	277,638	6,860
Sunstone Hotel Investors, Inc. REIT	426,280	6,825
Pennsylvania REIT	277,726	6,774
First Charter Corp.	252,765	6,751
^ Redwood Trust, Inc. REIT	185,399	6,739
Pacific Capital Bancorp	311,504	6,697
Inland Real Estate Corp. REIT	439,213	6,680
Citizens Banking Corp.	534,137	6,639
GFI Group Inc.	115,662	6,627
MFA Mortgage Investments, Inc. REIT	1,042,108	6,565
MB Financial, Inc.	210,032	6,465
Ares Capital Corp.	509,047	6,399
optionsXpress Holdings Inc.	305,986	6,337
^ Cathay General Bancorp	300,348	6,226
* Signature Bank	241,072	6,147
Provident Financial Services Inc.	433,160	6,125
UCBH Holdings, Inc.	788,593	6,119
F.N.B. Corp.	389,800	6,085
* Forestar Real Estate Group, Inc.	243,170	6,057
Community Bank System, Inc.	245,025	6,018
^ Frontier Financial Corp.	339,528	6,003
* Navigators Group, Inc.	108,094	5,880
^ Umpqua Holdings Corp.	376,875	5,845
FelCor Lodging Trust, Inc. REIT	483,403	5,815
^ National Financial Partners Corp.	258,405	5,806
*^ Investors Bancorp, Inc.	376,851	5,785
^ First Commonwealth Financial Corp.	492,377	5,707
Employers Holdings, Inc.	307,126	5,694
National Health Investors REIT	180,705	5,647
S & T Bancorp, Inc.	172,386	5,546
Franklin Street Properties Corp. REIT	386,250	5,531
Glacier Bancorp, Inc.	288,088	5,523
^ TrustCo Bank NY	621,035	5,521
NBT Bancorp, Inc.	247,716	5,499
Sovran Self Storage, Inc. REIT	128,653	5,495
First BanCorp Puerto Rico	532,132	5,406
PS Business Parks, Inc. REIT	103,306	5,362
Equity One, Inc. REIT	221,426	5,308
Capitol Federal Financial	140,827	5,278
Wintrust Financial Corp.	150,231	5,251
Infinity Property & Casualty Corp.	125,451	5,219
Sterling Bancshares, Inc.	524,052	5,209
First Citizens BancShares Class A	37,359	5,206
Brookline Bancorp, Inc.	449,578	5,161
First Community Bancorp	191,515	5,142
Sterling Financial Corp.	327,611	5,114
American Campus Communities, Inc. REIT	184,636	5,052
Acadia Realty Trust REIT	208,707	5,040
City Holding Co.	124,899	4,983
WesBanco, Inc.	200,185	4,947
*^ Enstar Group Ltd.	44,306	4,930
^ Park National Corp.	68,663	4,865
United Fire & Casualty Co.	127,360	4,763
Midland Co.	72,541	4,710
U-Store-It Trust REIT	411,895	4,667
Financial Federal Corp.	213,167	4,649
CVB Financial Corp.	446,326	4,646
Horace Mann Educators Corp.	263,798	4,611
First Financial Bankshares, Inc.	112,046	4,592
Alfa Corp.	207,610	4,563
* FCStone Group, Inc.	163,500	4,529
Ashford Hospitality Trust REIT	796,080	4,522
* Piper Jaffray Cos., Inc.	129,992	4,415
Cedar Shopping Centers, Inc. REIT	377,914	4,414
^ Portfolio Recovery Associates, Inc.	101,728	4,363
* Hilltop Holdings Inc.	411,158	4,276
Central Pacific Financial Co.	225,229	4,246
^ PrivateBancorp, Inc.	134,671	4,238
* Stifel Financial Corp.	94,117	4,226
Parkway Properties Inc. REIT	113,986	4,213
Saul Centers, Inc. REIT	83,608	4,200
^ LandAmerica Financial Group, Inc.	105,587	4,168
Dime Community Bancshares	237,979	4,160
Sterling Financial Corp. (PA)	237,940	4,152
MCG Capital Corp.	451,703	4,106
Medical Properties Trust Inc. REIT	362,680	4,106
* Alexander's, Inc. REIT	11,336	4,019
^ Gramercy Capital Corp. REIT	191,610	4,010
Bank Mutual Corp.	372,290	3,998
^ Glimcher Realty Trust REIT	333,614	3,990
* Texas Capital Bancshares, Inc.	232,343	3,922
^ United Community Banks, Inc.	230,771	3,918
Harleysville Group, Inc.	107,949	3,896
Stewart Information Services Corp.	138,648	3,881
^ First Busey Corp.	183,484	3,875
^ NorthStar Realty Finance Corp. REIT	468,475	3,827
*^ KBW Inc.	173,419	3,824
Oriental Financial Group Inc.	191,453	3,774
First Merchants Corp.	131,690	3,758
American Physicians Capital, Inc.	80,513	3,733
National Western Life Insurance Co. Class A	17,150	3,718
Chemical Financial Corp.	155,923	3,717
^ Maguire Properties, Inc. REIT	257,354	3,683
Kite Realty Group Trust REIT	262,947	3,681
IBERIABANK Corp.	83,123	3,678
*^ Beneficial Mutual Bancorp, Inc.	365,845	3,618
Provident New York Bancorp, Inc.	266,657	3,600
LTC Properties, Inc. REIT	139,987	3,599
^ Northwest Bancorp, Inc.	131,329	3,589
*^ Greenlight Capital Re. Ltd.	191,527	3,562
* Dollar Financial Corp.	153,672	3,534
* Guaranty Financial Group, Inc.	325,784	3,460
OneBeacon Insurance Group Ltd.	181,504	3,452
Harleysville National Corp.	237,050	3,418
Sun Communities, Inc. REIT	165,636	3,396
^ Radian Group, Inc.	515,566	3,387
The PMI Group Inc.	580,452	3,378
^ The First Marblehead Corp.	449,632	3,354
Tower Group, Inc.	132,459	3,334
^ Newcastle Investment Corp. REIT	403,602	3,334
* World Acceptance Corp.	104,136	3,317
* Tejon Ranch Co.	88,754	3,312
Sandy Spring Bancorp, Inc.	117,794	3,242
Capstead Mortgage Corp. REIT	282,819	3,224
State Auto Financial Corp.	110,202	3,210
* Centennial Bank Holdings Inc.	510,281	3,205
American Equity Investment Life Holding Co.	339,418	3,150
*^ First Federal Financial Corp.	115,222	3,128
Calamos Asset Management, Inc.	189,869	3,091
Renasant Corp.	137,162	3,086
*^ Western Alliance Bancorp	235,597	3,030
^ S.Y. Bancorp, Inc.	130,001	3,021
Sterling Bancorp	193,244	3,001
Advance America, Cash Advance Centers, Inc.	395,864	2,989
Anchor Bancorp Wisconsin Inc.	157,210	2,982
*^ Oritani Financial Corp.	194,163	2,945
Investors Real Estate Trust REIT	299,945	2,933
* CNA Surety Corp.	187,088	2,877
Gamco Investors Inc. Class A	57,134	2,877
* EZCORP, Inc.	232,782	2,866
Safety Insurance Group, Inc.	83,584	2,853
* Pinnacle Financial Partners, Inc.	111,133	2,845
^ Capitol Bancorp Ltd.	134,417	2,842
WSFS Financial Corp.	56,943	2,806
Meadowbrook Insurance Group, Inc.	358,533	2,800
Amcore Financial, Inc.	137,253	2,793
* FPIC Insurance Group, Inc.	59,103	2,786
* United America Indemnity, Ltd.	143,485	2,764
Student Loan Corp.	27,877	2,757
Suffolk Bancorp	86,787	2,749
Provident Bankshares Corp.	255,752	2,747
Presidential Life Corp.	155,079	2,705
* PICO Holdings, Inc.	89,409	2,703
*^ Virginia Commerce Bancorp, Inc.	232,227	2,666
Castlepoint Holdings Ltd.	272,366	2,650
*^ Citizens, Inc.	395,440	2,645
FBL Financial Group, Inc. Class A	92,571	2,637
GMH Communities Trust REIT	303,378	2,633
First Source Corp.	125,090	2,633
* Seabright Insurance Holdings, Inc.	178,357	2,627
First Financial Bancorp	194,986	2,623
Nara Bancorp, Inc.	200,578	2,606
* Sun Bancorp, Inc. (NJ)	197,779	2,605
Mainsource Financial Group, Inc.	167,900	2,602
Amtrust Financial Services Inc.	160,344	2,599
* LaBranche & Co. Inc.	594,916	2,588
Capital Southwest Corp.	20,875	2,583
Anworth Mortgage Asset Corp. REIT	420,881	2,580
TriCo Bancshares	148,320	2,567
Getty Realty Holding Corp. REIT	161,119	2,567
Hercules Technology Growth Capital, Inc.	235,141	2,554
First Community Bancshares, Inc.	69,846	2,544
Simmons First National Corp.	85,481	2,541
* First Mercury Financial Corp.	145,481	2,533
Flushing Financial Corp.	143,446	2,522
First Financial Corp. (IN)	81,846	2,519
^ Anthracite Capital Inc. REIT	378,599	2,499
Community Trust Bancorp Inc.	84,892	2,487
Cohen & Steers, Inc.	93,319	2,472
Universal Health Realty Income REIT	73,859	2,460
Old Second Bancorp, Inc.	92,512	2,457
Banner Corp.	106,282	2,449
^ Downey Financial Corp.	133,149	2,447
CapLease, Inc. REIT	314,092	2,440
* Amerisafe Inc.	192,000	2,427
^ Independent Bank Corp. (MI)	229,339	2,381
* FBR Capital Markets Corp.	352,518	2,379
BankFinancial Corp.	149,384	2,377
SWS Group, Inc.	190,117	2,325
Mission West Properties Inc. REIT	245,549	2,320
First Bancorp (NC)	116,227	2,316
Washington Trust Bancorp, Inc.	91,929	2,282
Columbia Banking System, Inc.	101,689	2,276
Boston Private Financial Holdings, Inc.	214,823	2,275
* TradeStation Group, Inc.	266,104	2,267
* StellarOne Corp.	133,682	2,261
BancFirst Corp.	49,354	2,259
^ Consolidated-Tomoka Land Co.	40,236	2,255
Cardinal Financial Corp.	252,603	2,241
First Potomac REIT	145,425	2,235
Independent Bank Corp. (MA)	75,251	2,224
^ Arbor Realty Trust, Inc. REIT	147,351	2,222
Bank of the Ozarks, Inc.	92,655	2,214
Donegal Group Inc. Class A	124,587	2,168
^ Lakeland Bancorp, Inc.	165,998	2,146
First Financial Holdings, Inc.	91,346	2,143
ProCentury Corp.	118,624	2,135
Integra Bank Corp.	130,184	2,109
^ Corus Bankshares Inc.	214,449	2,087
^ Union Bankshares Corp.	107,491	2,082
Arrow Financial Corp.	91,909	2,067
Tompkins Trustco, Inc.	41,975	2,065
^ Capital Trust Class A REIT	75,999	2,048
Peoples Bancorp, Inc.	84,482	2,037
Ramco-Gershenson Properties Trust REIT	94,381	1,992
MVC Capital, Inc.	129,760	1,978
NGP Capital Resources Co.	120,273	1,975
Education Realty Trust, Inc. REIT	156,362	1,965
IndyMac Bancorp, Inc.	394,388	1,956
Compass Diversified Trust	147,446	1,939
* MarketAxess Holdings, Inc.	193,536	1,924
^ RAIT Financial Trust REIT	276,098	1,916
Flagstone Reinsurance Holdings Ltd.	157,840	1,910
Hanmi Financial Corp.	256,981	1,899
^ Thornburg Mortgage, Inc. REIT	1,789,152	1,897
^ JER Investors Trust Inc. REIT	222,738	1,889
City Bank Lynnwood (WA)	84,691	1,886
Southwest Bancorp, Inc.	107,131	1,876
Lakeland Financial Corp.	81,787	1,852
Omega Financial Corp.	58,688	1,831
^ Univest Corp. of Pennsylvania	69,746	1,827
* The Bancorp Inc.	149,987	1,812
^ BankUnited Financial Corp.	358,337	1,795
* First Cash Financial Services, Inc.	173,650	1,794
^ Southside Bancshares, Inc.	74,493	1,793
Flagstar Bancorp, Inc.	246,741	1,781
Clifton Savings Bancorp, Inc.	175,561	1,770
^ Macatawa Bank Corp.	169,702	1,767
^ Midwest Banc Holdings, Inc.	136,191	1,741
^ Alesco Financial, Inc. REIT	604,223	1,740
Nelnet, Inc.	148,011	1,739
*^ Doral Financial Corp.	85,669	1,729
* PMA Capital Corp. Class A	201,210	1,718
^ Smithtown Bancorp, Inc.	81,545	1,705
*^ Ampal-American Israel Corp.	265,827	1,701
^ U.S. Global Investors, Inc. Class A	125,253	1,696
^ Heritage Commerce Corp.	92,460	1,695
West Coast Bancorp	116,073	1,694
Great Southern Bancorp, Inc.	107,120	1,672
Monmouth Real Estate Investment Corp. REIT	208,690	1,670
Associated Estates Realty Corp. REIT	145,664	1,666
Urstadt Biddle Properties Class A REIT	105,140	1,654
Republic Bancorp, Inc. Class A	87,301	1,648
Hersha Hospitality Trust REIT	181,848	1,642
Peapack Gladstone Financial Corp.	60,723	1,642
* First Regional Bancorp	100,051	1,641
Kohlberg Capital Corp.	156,873	1,628
* Community Bancorp	119,663	1,623
^ W Holding Co., Inc.	1,472,399	1,620
Agree Realty Corp. REIT	58,929	1,618
* Penson Worldwide, Inc.	172,140	1,589
Evercore Partners Inc.	89,500	1,589
American Land Lease, Inc. REIT	77,161	1,588
West Bancorporation	119,883	1,578
Medallion Financial Corp.	174,410	1,577
Kearny Financial Corp.	143,827	1,575
^ Capital City Bank Group, Inc.	54,259	1,573
* Ocwen Financial Corp.	352,818	1,567
EMC Insurance Group, Inc.	57,969	1,559
Bancorp Rhode Island Inc.	42,768	1,541
Ameris Bancorp	94,749	1,522
^ Enterprise Financial Services Corp.	60,817	1,520
LSB Corp.	95,020	1,498
SCBT Financial Corp.	43,889	1,483
First Place Financial Corp.	113,924	1,481
Kayne Anderson Energy Development Co.	59,300	1,477
Westfield Financial, Inc.	150,542	1,471
* SCPIE Holdings Inc.	53,343	1,470
One Liberty Properties, Inc. REIT	90,933	1,463
Cadence Financial Corp.	91,386	1,459
^ Gladstone Capital Corp.	77,852	1,457
^ Prospect Energy Corp.	94,980	1,446
First State Bancorporation	105,659	1,415
MBT Financial Corp.	161,805	1,392
^ PFF Bancorp, Inc.	166,643	1,386
*^ Stratus Properties Inc.	46,953	1,384
*^ Superior Bancorp	276,452	1,374
^ Home Bancshares Inc.	65,284	1,362
^ TICC Capital Corporation	180,947	1,361
Eastern Virginia Bankshares, Inc.	76,781	1,358
* eHealth, Inc.	61,429	1,356
CFS Bancorp, Inc.	93,813	1,348
NYMAGIC, Inc.	59,242	1,345
*^ Ladenburg Thalmann Financial Services, Inc.	702,749	1,314
Bank of Granite Corp.	119,603	1,313
* Penn Treaty American Corp.	200,886	1,296
BankAtlantic Bancorp, Inc. Class A	328,194	1,283
^ Ames National Corp.	64,271	1,282
^ ASTA Funding, Inc.	91,389	1,273
^ TierOne Corp.	112,337	1,267
^ Cascade Bancorp	132,363	1,265
Thomas Properties Group, Inc.	143,416	1,259
Friedman, Billings, Ramsey Group, Inc. REIT	738,945	1,256
Winthrop Realty Trust Inc. REIT	304,151	1,253
*^ Wauwatosa Holdings, Inc.	104,509	1,244
Patriot Capital Funding Inc.	118,126	1,237
German American Bancorp	96,395	1,230
^ Seacoast Banking Corp. of Florida	112,291	1,230
* Thomas Weisel Partners Group, Inc.	184,141	1,219
Bryn Mawr Bank Corp.	55,682	1,209
* Bank of Florida Corp.	118,035	1,197
Horizon Financial Corp.	86,388	1,193
Berkshire Hills Bancorp, Inc.	47,224	1,190
Baldwin & Lyons, Inc. Class B	45,839	1,177
National Bankshares, Inc.	65,506	1,167
*^ Harris & Harris Group, Inc.	162,771	1,161
United Community Financial Corp.	186,337	1,155
Provident Financial Holdings, Inc.	70,734	1,135
Preferred Bank	67,627	1,129
^ Crystal River Capital Inc. REIT	126,240	1,127
National Interstate Corp.	48,274	1,127
* Crawford & Co. Class B	213,144	1,119
Center Financial Corp.	123,402	1,118
* Rewards Network Inc.	248,361	1,113
Wilshire Bancorp Inc.	144,985	1,108
Greater Community Bancorp	62,016	1,105
Federal Agricultural Mortgage Corp. Class C	42,109	1,099
CoBiz Inc.	84,247	1,097
Rainier Pacific Financial Group Inc.	78,551	1,091
Financial Institutions, Inc.	57,299	1,086
Asset Acceptance Capital Corp.	112,277	1,081
^ BRT Realty Trust REIT	76,865	1,077
Gladstone Commercial Corp. REIT	69,143	1,075
Pacific Mercantile Bancorp	112,277	1,071
^ Centerstate Banks of Florida	83,508	1,069
First of Long Island Corp.	55,366	1,059
Columbia Bancorp (OR)	61,899	1,058
Intervest Bancshares Corp.	110,352	1,058
AmericanWest Bancorporation	120,075	1,047
Toronto Dominion Bank	16,855	1,034
Abington Community Bancorp Inc.	100,163	1,034
Merchants Bancshares, Inc.	44,736	1,024
Mercantile Bank Corp.	98,886	1,021
Gladstone Investment Corp.	108,236	1,019
HMN Financial, Inc.	44,063	1,017
NewBridge Bancorp.	115,872	1,015
OceanFirst Financial Corp.	57,830	1,011
Citizens First Bancorp, Inc.	93,854	1,009
Rome Bancorp, Inc.	86,243	1,006
CBRE Realty Finance Inc.	248,407	1,001
* First Acceptance Corp.	350,913	1,000
Quanta Capital Holdings Ltd.	575,823	996
^ First South Bancorp, Inc.	44,006	990
PremierWest Bancorp	98,116	982
*^ MCF Corp.	241,425	951
Greene County Bancshares	53,403	945
Imperial Capital Bancorp Inc.	43,466	940
North Valley Bancorp	78,741	935
Sanders Morris Harris Group Inc.	114,185	932
^ Temecula Valley Bancorp, Inc.	98,323	930
Resource America, Inc.	98,256	929
^ Royal Bancshares of Pennsylvania, Inc.	64,032	927
Parkvale Financial Corp.	34,073	915
Cogdell Spencer Inc. REIT	57,954	911
Massbank Corp.	23,459	909
^ Security Bank Corp.	113,234	900
Advanta Corp. Class A	148,321	887
Irwin Financial Corp.	166,074	882
TF Financial Corp.	35,616	864
* Meruelo Maddux Properties Inc.	337,044	856
^ BancTrust Financial Group, Inc.	79,318	853
Firstbank Corp.	63,287	851
Willow Grove Bancorp, Inc.	112,800	834
^ Resource Capital Corp. REIT	109,100	826
*^ CompuCredit Corp.	92,798	823
Team Financial, Inc.	62,950	818
Camden National Corp.	24,112	816
Shore Bancshares, Inc.	37,448	804
^ K-Fed Bancorp	69,721	796
* Republic First Bancorp, Inc.	160,816	793
State Bancorp, Inc.	66,665	787
ViewPoint Financial Group	47,618	786
*^ Credit Acceptance Corp.	50,391	783
^ United Security Bancshares, Inc.	42,256	781
^ Heartland Financial USA, Inc.	36,665	776
TIB Financial Corp.	96,891	775
American National Bankshares Inc.	35,898	769
Citizens South Banking Corp.	78,500	746
LNB Bancorp, Inc.	57,792	720
Heritage Financial Corp.	41,179	717
PennantPark Investment Corp.	83,703	712
Beverly Hills Bancorp Inc.	280,256	709
First M&F Corp.	47,298	686
Taylor Capital Group, Inc.	41,443	680
Advanta Corp. Class B	96,145	676
Hawthorn Bancshares Inc.	24,412	671
First United Corp.	33,847	671
ESB Financial Corp.	67,226	667
* American Safety Insurance Holdings, Ltd.	38,948	666
*^ Franklin Bank Corp.	218,983	664
Codorus Valley Bancorp, Inc.	40,812	663
Federal Agricultural Mortgage Corp. Class A	38,986	659
Eastern Insurance Holdings, Inc.	45,500	659
Home Federal Bancorp (IN)	29,414	647
Capital Bank Corp.	62,679	642
Middleburg Financial Corp.	27,201	626
Alliance Bancorp, Inc. of Pennsylvania	68,209	614
UMH Properties, Inc. REIT	61,391	613
Urstadt Biddle Properties REIT	37,652	611
^ Vineyard National Bancorp Co.	74,529	605
^ Deerfield Capital Corp.	434,223	599
Camco Financial Corp.	53,576	590
*^ Triad Guaranty, Inc.	116,455	582
First Defiance Financial Corp.	31,654	581
* First Mariner Bancorp, Inc.	96,622	580
BlackRock Kelso Capital Corp.	48,371	578
* FX Real Estate and Entertainment Inc.	98,073	577
Center Bancorp, Inc.	53,002	563
Pamrapo Bancorp, Inc.	36,708	560
PMC Commercial Trust REIT	78,925	556
^ Citizens & Northern Corp.	27,662	549
FNB Corp. (NC)	50,905	535
* Marlin Business Services Inc.	70,330	530
Comm Bancorp, Inc.	12,723	522
Yadkin Valley Bank and Trust Co.	40,928	518
* Consumer Portfolio Services, Inc.	181,698	516
Investors Title Co.	10,524	516
*^ Clayton Holdings, Inc.	110,906	515
Independence Holding Co.	42,503	507
Westwood Holdings Group, Inc.	13,242	499
Farmers Capital Bank Corp.	20,796	493
Pulaski Financial Corp.	46,306	490
First Pactrust Bancorp	29,258	485
Capital Corp. of the West	60,182	483
* Ameriserv Financial Inc.	166,374	476
* Encore Capital Group, Inc.	69,693	474
Wainwright Bank & Trust Co.	38,384	473
Habersham Bancorp	33,523	467
VIST Financial Corp.	25,728	462
* United Capital Corp.	21,238	462
Jefferson Bancshares, Inc.	48,534	451
GB&T Bancshares, Inc.	52,387	451
^ Life Partners Holdings	22,984	424
Century Bancorp, Inc. Class A	20,873	420
Cheviot Financial Corp.	44,479	400
First Federal Bancshares of Arkansas, Inc.	29,037	400
^ Impac Mortgage Holdings, Inc. REIT	316,535	396
*^ Fremont General Corp.	789,637	395
* United PanAm Financial Corp.	103,947	378
* NewStar Financial, Inc.	73,000	378
Brooke Corp.	114,118	370
Penns Woods Bancorp, Inc.	11,090	368
Grubb & Ellis Co.	53,200	365
Horizon Bancorp Indiana	15,935	365
* First Keystone Financial, Inc.	35,444	363
MutualFirst Financial Inc.	27,347	360
Vestin Realty Mortgage II, Inc.	40,339	357
Commercial National Financial Corp.	21,300	357
ECB Bancorp, Inc.	14,714	353
^ Sierra Bancorp	16,246	351
* Cowen Group, Inc.	49,091	348
Unity Bancorp, Inc.	43,725	334
^ United Security Bancshares (CA)	19,074	320
* BFC Financial Corp.	262,135	317
First Security Group Inc.	34,271	311
Southern Community Financial Corp.	42,727	306
*^ HouseValues, Inc.	129,271	305
HopFed Bancorp, Inc.	22,761	302
WSB Holdings, Inc.	53,600	294
First Fed Bankshares Inc	20,250	279
* RAM Holdings Ltd.	122,497	278
* Pennsylvania Commerce Bancorp, Inc.	10,525	276
Atlantic Coast Federal Corp.	28,116	276
*^ Primus Guaranty, Ltd.	74,403	266
First National Lincoln Corp.	17,440	264
* Essa Bancorp Inc.	21,800	256
* American Independence Corp.	35,213	256
Ameriana Bancorp	27,607	241
Abigail Adams National Bancorp., Inc.	20,667	240
Hingham Institution for Savings	7,900	227
Meta Financial Group, Inc.	12,414	215
* Reis, Inc.	40,178	215
Northern States Financial Corp.	10,561	210
Wayne Savings Bancshares, Inc.	21,551	209
^ Colony Bankcorp, Inc.	14,752	204
Crescent Banking Co.	17,054	188
Norwood Financial Corp.	6,091	182
* Transcontinental Realty Investors, Inc. REIT	10,500	180
Pacific Continental Corp.	12,292	171
^ American Mortgage Acceptance Co. REIT	108,140	163
Origen Financial, Inc. REIT	105,060	126
California National Bancorp	12,307	125
* Diamond Hill Investment Group	1,600	122
* BCSB Bankcorp, Inc.	17,407	113
* Broadpoint Securities Group	59,743	109
* Ares Capital Corp. Rights Exp. 4/21/08	169,682	95
^ Security Capital Assurance, Ltd.	178,509	91
* AmCOMP, Inc.	5,900	72
* MCG Capital Corp. Rights Exp. 4/18/08	64,529	69
Cascade Financial Corp.	4,716	58
Investors Capital Holdings, Ltd.	9,200	45
* AMV Liquidating Trust	289,511	32
PAB Bankshares, Inc.	2,186	30
Hanover Capital Mortgage Holdings, Inc. REIT	53,485	24
* Gladstone Investment Corp. Rights Exp. 4/12/08	36,078	24
* FX Real Estate and Entertainment, Inc. Rights Exp. 4/11/08	37,048	3

		17,371,120

Health Care (11.8%)
Johnson & Johnson	20,324,944	1,318,479
Pfizer Inc.	48,507,057	1,015,253
Abbott Laboratories	10,976,070	605,330
Merck & Co., Inc.	15,458,333	586,644
Wyeth	9,511,026	397,180
Medtronic, Inc.	8,081,277	390,891
Eli Lilly & Co.	7,250,545	374,056
* Gilead Sciences, Inc.	6,610,661	340,647
* Amgen, Inc.	7,724,838	322,744
UnitedHealth Group Inc.	9,177,451	315,337
Bristol-Myers Squibb Co.	14,052,147	299,311
* Genentech, Inc.	3,365,472	273,209
Baxter International, Inc.	4,503,448	260,389
* Celgene Corp.	3,069,150	188,108
* WellPoint Inc.	4,057,749	179,068
* Thermo Fisher Scientific, Inc.	2,983,479	169,581
* Medco Health Solutions, Inc.	3,798,771	166,348
Schering-Plough Corp.	11,503,896	165,771
Covidien Ltd.	3,519,974	155,759
Aetna Inc.	3,553,450	149,565
Becton, Dickinson & Co.	1,732,277	148,716
* Genzyme Corp.	1,888,768	140,789
Cardinal Health, Inc.	2,567,564	134,823
Stryker Corp.	2,040,414	132,729
* Zimmer Holdings, Inc.	1,667,128	129,803
* Biogen Idec Inc.	2,083,600	128,537
Allergan, Inc.	2,179,884	122,924
* Boston Scientific Corp.	9,527,846	122,623
McKesson Corp.	2,054,854	107,613
* St. Jude Medical, Inc.	2,431,047	104,997
* Express Scripts Inc.	1,522,049	97,898
* Forest Laboratories, Inc.	2,214,351	88,596
* Intuitive Surgical, Inc.	271,397	88,028
CIGNA Corp.	1,982,181	80,417
C.R. Bard, Inc.	723,419	69,738
* Laboratory Corp. of America Holdings	818,167	60,283
* Humana Inc.	1,204,080	54,015
Quest Diagnostics, Inc.	1,168,809	52,912
* Hologic, Inc.	890,740	49,525
AmerisourceBergen Corp.	1,192,967	48,888
* Hospira, Inc.	1,119,087	47,863
* Coventry Health Care Inc.	1,100,070	44,388
* Varian Medical Systems, Inc.	888,661	41,625
* Waters Corp.	713,246	39,728
DENTSPLY International Inc.	1,021,902	39,445
Applera Corp.-Applied Biosystems Group	1,195,282	39,277
* Covance, Inc.	453,390	37,618
* Henry Schein, Inc.	635,910	36,501
* DaVita, Inc.	758,333	36,218
* Millennium Pharmaceuticals, Inc.	2,294,466	35,472
* Barr Pharmaceuticals Inc.	727,472	35,144
Pharmaceutical Product Development, Inc.	760,113	31,849
* Cephalon, Inc.	476,682	30,698
* Illumina, Inc.	390,296	29,623
IMS Health, Inc.	1,377,872	28,949
* Patterson Cos.	795,951	28,893
Beckman Coulter, Inc.	445,604	28,764
* Charles River Laboratories, Inc.	482,414	28,433
* Invitrogen Corp.	331,085	28,298
*^ Amylin Pharmaceuticals, Inc.	958,526	27,999
* Millipore Corp.	388,108	26,162
^ Mylan Inc.	2,150,852	24,950
* BioMarin Pharmaceutical Inc.	688,653	24,358
* Health Net Inc.	783,837	24,142
* Pediatrix Medical Group, Inc.	343,783	23,171
* ResMed Inc.	549,020	23,158
* Community Health Systems, Inc.	680,027	22,828
* Endo Pharmaceuticals Holdings, Inc.	952,573	22,805
* Vertex Pharmaceuticals, Inc.	942,035	22,505
* IDEXX Laboratories Corp.	434,540	21,405
Perrigo Co.	565,370	21,331
* Watson Pharmaceuticals, Inc.	700,666	20,544
PerkinElmer, Inc.	841,925	20,417
Hillenbrand Industries, Inc.	418,294	19,994
Universal Health Services Class B	356,036	19,116
* Tenet Healthcare Corp.	3,375,178	19,104
* Gen-Probe Inc.	383,031	18,462
* ImClone Systems, Inc.	429,925	18,237
* Cerner Corp.	483,959	18,042
* Techne Corp.	266,782	17,970
* Edwards Lifesciences Corp.	402,720	17,941
* Kinetic Concepts, Inc.	384,752	17,787
* VCA Antech, Inc.	600,201	16,415
* Lincare Holdings, Inc.	571,176	16,056
Omnicare, Inc.	867,202	15,748
* Sepracor Inc.	796,079	15,539
* OSI Pharmaceuticals, Inc.	413,763	15,471
* King Pharmaceuticals, Inc.	1,743,266	15,166
* Alexion Pharmaceuticals, Inc.	254,569	15,096
*^ Inverness Medical Innovations, Inc.	455,634	13,715
* Psychiatric Solutions, Inc.	392,643	13,318
* United Therapeutics Corp.	151,784	13,160
* Warner Chilcott Ltd.	715,364	12,877
* Myriad Genetics, Inc.	312,957	12,609
* Varian, Inc.	217,156	12,578
* HLTH Corp.	1,305,247	12,452
STERIS Corp.	451,367	12,110
* Bio-Rad Laboratories, Inc. Class A	132,415	11,778
Owens & Minor, Inc. Holding Co.	291,641	11,473
* Onyx Pharmaceuticals, Inc.	393,814	11,432
* Magellan Health Services, Inc.	284,741	11,301
Cooper Cos., Inc.	320,048	11,019
* LifePoint Hospitals, Inc.	392,759	10,789
* Haemonetics Corp.	181,065	10,788
* Immucor Inc.	499,769	10,665
* AMERIGROUP Corp.	380,467	10,398
* PAREXEL International Corp.	396,800	10,356
* Dionex Corp.	133,469	10,276
West Pharmaceutical Services, Inc.	230,205	10,182
*^ HealthSouth Corp.	564,006	10,034
* WellCare Health Plans Inc.	252,710	9,843
* Cepheid, Inc.	397,250	9,689
* LifeCell Corp.	230,456	9,686
* Health Management Associates Class A	1,736,555	9,186
Meridian Bioscience Inc.	269,988	9,026
* Healthways, Inc.	254,936	9,009
* PDL BioPharma Inc.	831,698	8,808
*^ Advanced Medical Optics, Inc.	433,224	8,794
*^ Isis Pharmaceuticals, Inc.	620,855	8,760
* Nuvasive, Inc.	250,272	8,637
* Alkermes, Inc.	725,847	8,623
* Affymetrix, Inc.	495,182	8,621
*^ Valeant Pharmaceuticals International	648,684	8,323
* Applera Corp.-Celera Genomics Group	565,213	8,309
* Regeneron Pharmaceuticals, Inc.	432,189	8,294
* Alpharma, Inc. Class A	313,123	8,207
Medicis Pharmaceutical Corp.	400,618	7,888
* The Medicines Co.	385,055	7,778
* PSS World Medical, Inc.	462,645	7,708
* Savient Pharmaceuticals Inc.	383,113	7,662
* Medarex, Inc.	863,425	7,641
* Cubist Pharmaceuticals, Inc.	400,870	7,384
* Amedisys Inc.	187,011	7,357
Chemed Corp.	171,801	7,250
* Sunrise Senior Living, Inc.	324,549	7,231
* Martek Biosciences Corp.	233,035	7,124
*^ American Medical Systems Holdings, Inc.	492,975	6,995
*^ K-V Pharmaceutical Co. Class A	272,313	6,797
* Incyte Corp.	637,168	6,697
* Eclipsys Corp.	338,288	6,634
*^ ArthroCare Corp.	196,063	6,539
* Apria Healthcare Group Inc.	316,595	6,253
* inVentiv Health, Inc.	215,275	6,202
* Human Genome Sciences, Inc.	1,026,254	6,045
Analogic Corp.	89,303	5,942
* Wright Medical Group, Inc.	245,175	5,919
* Exelixis, Inc.	843,391	5,862
Mentor Corp.	222,238	5,716
* Bruker BioSciences Corp.	368,472	5,671
* Xenoport Inc.	139,879	5,661
Brookdale Senior Living Inc.	234,431	5,603
* Thoratec Corp.	391,716	5,598
* CONMED Corp.	216,850	5,560
*^ Integra LifeSciences Holdings	126,165	5,484
* The TriZetto Group, Inc.	318,832	5,321
* HealthExtras, Inc.	213,427	5,302
* Sciele Pharma, Inc.	264,541	5,159
* Kindred Healthcare, Inc.	235,512	5,151
* Rigel Pharmaceuticals, Inc.	270,399	5,046
* Par Pharmaceutical Cos. Inc.	278,340	4,840
* ViroPharma Inc.	531,183	4,749
Invacare Corp.	210,022	4,679
* AmSurg Corp.	197,258	4,671
*^ SurModics, Inc.	111,469	4,668
* Kendle International Inc.	103,898	4,667
* Auxilium Pharmaceuticals, Inc.	173,097	4,629
* eResearch Technology, Inc.	359,301	4,463
* Omnicell, Inc.	221,381	4,450
* Nektar Therapeutics	636,848	4,420
* AMAG Pharmaceuticals, Inc.	108,077	4,370
* Centene Corp.	302,000	4,210
* Orthofix International N.V.	105,424	4,193
* Seattle Genetics, Inc.	459,552	4,182
* Sun Healthcare Group Inc.	313,647	4,121
* HMS Holdings Corp.	143,966	4,110
* Conceptus, Inc.	221,196	4,105
*^ Align Technology, Inc.	367,431	4,082
* PharMerica Corp.	242,593	4,020
* CV Therapeutics, Inc.	559,892	3,992
*^ Alnylam Pharmaceuticals Inc.	163,416	3,987
* Phase Forward Inc.	230,950	3,945
* AMN Healthcare Services, Inc.	255,039	3,933
* Emeritus Corp.	188,064	3,923
*^ Halozyme Therapeutics Inc.	606,289	3,856
*^ InterMune Inc.	262,942	3,834
* Quidel Corp.	238,020	3,823
* ev3 Inc.	465,898	3,792
*^ Dendreon Corp.	785,665	3,787
* Merit Medical Systems, Inc.	239,065	3,784
*^ Arena Pharmaceuticals, Inc.	552,985	3,782
* SonoSite, Inc.	132,661	3,772
* Matria Healthcare, Inc.	166,422	3,711
* Res-Care, Inc.	214,319	3,676
* Air Methods Corp.	75,740	3,664
* Allscripts Healthcare Solutions, Inc.	351,588	3,628
* Healthspring, Inc.	250,950	3,533
* Luminex Corp.	179,138	3,520
*^ Theravance, Inc.	320,147	3,371
* TomoTherapy, Inc.	232,183	3,332
*^ Enzon Pharmaceuticals, Inc.	357,128	3,289
* Bentley Pharmaceuticals, Inc.	201,083	3,268
* I-Flow Corp.	230,147	3,229
* XOMA Ltd.	1,242,693	3,219
* Universal American Corp.	303,040	3,212
Landauer, Inc.	63,527	3,198
* Third Wave Technologies	340,627	3,141
* Cyberonics, Inc.	215,943	3,131
*^ Geron Corp.	633,156	3,090
* Cross Country Healthcare, Inc.	248,613	3,075
* Abaxis, Inc.	132,726	3,075
* Gentiva Health Services, Inc.	140,236	3,052
Vital Signs, Inc.	59,813	3,030
* Pharmanet Development Group, Inc.	119,579	3,017
* Acorda Therapeutics Inc.	164,360	2,950
* Momenta Pharmaceuticals, Inc.	267,373	2,922
* Providence Service Corp.	97,298	2,919
Datascope Corp.	70,185	2,908
*^ MannKind Corp.	483,172	2,885
* Zoll Medical Corp.	106,886	2,842
*^ Allos Therapeutics Inc.	467,326	2,841
* Symmetry Medical Inc.	170,636	2,833
* CorVel Corp.	90,722	2,775
* Durect Corp.	527,640	2,770
*^ Acadia Pharmaceuticals Inc.	295,740	2,679
* Greatbatch, Inc.	144,885	2,667
*^ Accuray Inc.	340,715	2,661
*^ Sirona Dental Systems Inc.	97,596	2,632
*^ ABIOMED, Inc.	198,333	2,606
* OraSure Technologies, Inc.	347,960	2,544
* Indevus Pharmaceuticals, Inc.	533,177	2,543
*^ Nabi Biopharmaceuticals	617,915	2,484
* Abraxis BioScience	41,792	2,469
* Volcano Corp.	196,901	2,461
* Bio-Reference Laboratories, Inc.	93,121	2,461
*^ Pozen Inc.	235,334	2,438
* BioScrip Inc.	359,726	2,432
Computer Programs and Systems, Inc.	115,602	2,416
* RTI Biologics, Inc.	248,913	2,352
* Insulet Corp.	160,991	2,318
* Cypress Bioscience, Inc.	323,436	2,316
* ICU Medical, Inc.	80,435	2,314
* RehabCare Group, Inc.	153,853	2,308
* Salix Pharmaceuticals, Ltd.	364,225	2,287
* MWI Veterinary Supply Inc.	64,700	2,281
* Molina Healthcare Inc.	92,183	2,251
* MedCath Corp.	122,869	2,236
* Albany Molecular Research, Inc.	184,159	2,236
* US Physical Therapy, Inc.	153,872	2,219
* Adolor Corp.	483,086	2,208
* IRIS International, Inc.	165,349	2,194
* Exactech, Inc.	86,821	2,187
* Neogen Corp.	84,858	2,130
* Odyssey Healthcare, Inc.	236,516	2,129
*^ Sangamo BioSciences, Inc.	209,177	2,125
*^ APP Pharmaceuticals, Inc.	173,405	2,095
* Novavax, Inc.	780,905	2,077
* Pain Therapeutics, Inc.	244,131	2,063
Ligand Pharmaceuticals Inc. Class B	512,834	2,051
* Palomar Medical Technologies, Inc.	135,559	2,047
* Encysive Pharmaceuticals, Inc.	851,794	2,002
* Cerus Corp.	345,402	1,993
* Repligen Corp.	410,926	1,981
* Spectranetics Corp.	236,529	1,977
* Pharmasset, Inc.	109,500	1,974
* CryoLife Inc.	207,028	1,946
* Alliance Imaging, Inc.	222,355	1,912
^ LCA-Vision Inc.	148,672	1,858
* Matrixx Initiatives, Inc.	126,789	1,856
*^ Zymogenetics, Inc.	187,196	1,835
*^ Discovery Laboratories, Inc.	776,612	1,825
*^ Medivation Inc.	128,129	1,823
* Natus Medical Inc.	98,726	1,792
* Collagenex Pharmaceuticals, Inc.	107,481	1,781
* Accelrys Inc.	324,156	1,754
* Kensey Nash Corp.	60,403	1,749
* Lexicon Pharmaceuticals Inc.	843,641	1,704
*^ Telik, Inc.	676,192	1,650
* Endologix, Inc.	551,783	1,650
* Alexza Pharmaceuticals, Inc.	237,776	1,636
Psychemedics Corp.	91,527	1,629
* Assisted Living Concepts Inc.	275,548	1,623
* Enzo Biochem, Inc.	178,487	1,622
* Noven Pharmaceuticals, Inc.	179,900	1,616
* Theragenics Corp.	405,636	1,598
* Somanetics Corp.	102,005	1,588
* Inspire Pharmaceuticals, Inc.	407,506	1,569
*^ Stereotaxis Inc.	261,940	1,551
* Monogram Biosciences, Inc.	1,457,296	1,545
*^ GTx, Inc.	94,941	1,527
National Healthcare Corp.	31,205	1,520
* Dyax Corp.	319,872	1,507
*^ Sirtis Pharmaceuticals Inc.	115,855	1,505
* Hi-Tech Pharmacal Co., Inc.	165,668	1,499
* Caraco Pharmaceutical Laboratories, Ltd.	83,396	1,497
Cambrex Corp.	215,837	1,496
* Vivus, Inc.	244,658	1,475
* ARIAD Pharmaceuticals, Inc.	432,966	1,459
* I-trax, Inc.	268,570	1,437
* Synovis Life Technologies, Inc.	91,575	1,436
*^ Immunomedics Inc.	503,139	1,414
* Angiodynamics, Inc.	122,086	1,411
*^ Poniard Pharmaceuticals, Inc.	421,274	1,411
*^ Vital Images, Inc.	94,581	1,402
*^ NPS Pharmaceuticals Inc.	351,896	1,372
* Omrix Biopharmaceuticals, Inc.	97,625	1,367
*^ Biodel Inc.	125,832	1,365
* Array BioPharma Inc.	194,570	1,364
* Skilled Healthcare Group Inc.	124,220	1,364
*^ Idenix Pharmaceuticals Inc.	265,213	1,331
*^ Rochester Medical Corp.	128,524	1,311
*^ Santarus Inc.	506,995	1,303
* Cytokinetics, Inc.	388,895	1,291
*^ Genomic Health, Inc.	65,669	1,240
* Akorn, Inc.	261,160	1,235
* Cantel Medical Corp.	115,373	1,225
* SciClone Pharmaceuticals, Inc.	647,749	1,224
* StemCells, Inc.	772,573	1,213
* Hanger Orthopedic Group, Inc.	110,186	1,188
* National Dentex Corp.	91,976	1,186
*^ Senomyx, Inc.	198,113	1,169
* Medical Action Industries Inc.	69,562	1,143
* Dexcom Inc.	270,357	1,119
*^ Neurocrine Biosciences, Inc.	205,529	1,110
*^ Trimeris, Inc.	170,044	1,109
* Capital Senior Living Corp.	136,908	1,102
* Medical Staffing Network Holdings, Inc.	230,932	1,081
* ImmunoGen, Inc.	299,553	1,072
* Maxygen Inc.	164,728	1,064
* E-Z-EM, Inc.	50,336	1,056
* Sequenom, Inc.	162,302	1,055
* Cynosure Inc.	49,500	1,054
*^ Progenics Pharmaceuticals, Inc.	161,371	1,054
*^ Cell Genesys, Inc.	443,517	1,042
* Cutera, Inc.	76,340	1,028
*^ deCODE genetics, Inc.	665,334	1,018
*^ BioCryst Pharmaceuticals, Inc.	216,982	1,000
* Orexigen Therapeutics Inc.	97,014	999
* Obagi Medical Products, Inc.	114,544	994
* SuperGen, Inc.	392,800	986
*^ American Dental Partners, Inc.	101,745	984
*^ BioLase Technology, Inc.	317,642	981
* Strategic Diagnostics Inc.	259,589	968
*^ NxStage Medical, Inc.	223,687	966
* America Service Group Inc.	158,342	960
*^ Aspect Medical Systems, Inc.	152,163	928
* HealthTronics Surgical Services, Inc.	285,496	925
*^ La Jolla Pharmaceutical Co.	465,554	917
* Five Star Quality Care, Inc.	144,398	917
* Vical, Inc.	255,612	900
* Nighthawk Radiology Holdings, Inc.	95,294	892
* LHC Group Inc.	52,548	883
* Orthovita, Inc.	336,373	868
* Minrad International, Inc.	369,051	867
* Harvard Bioscience, Inc.	173,380	867
* Anika Resh Inc.	102,035	865
*^ Columbia Laboratories Inc.	401,673	856
* Candela Corp.	251,289	854
* Life Sciences Research, Inc.	29,348	822
* PDI, Inc.	97,537	821
*^ Peregrine Pharmaceuticals, Inc.	1,747,004	821
* Caliper Life Sciences, Inc.	218,426	819
* Osteotech, Inc.	170,301	809
*^ Generex Biotechnology Corp.	719,522	791
*^ ATS Medical, Inc.	555,775	784
* Vascular Solutions, Inc.	125,722	771
*^ Emergency Medical Services LP Class A	31,060	767
* Amicas, Inc.	340,233	766
*^ AVI BioPharma, Inc.	400,445	737
*^ ArQule, Inc.	172,058	736
* Vanda Parmaceuticals, Inc.	186,731	723
*^ GenVec, Inc.	406,025	715
*^ Idera Pharmaceuticals, Inc.	70,460	705
* National Medical Health Card Systems, Inc.	69,130	704
* STAAR Surgical Co.	270,676	696
* Metabolix Inc.	62,644	686
* BioSphere Medical Inc.	149,120	684
* ThermoGenesis Corp.	410,053	668
* Emageon Inc.	281,821	645
* Clinical Data, Inc.	34,210	633
Utah Medical Products, Inc.	20,958	622
*^ Osiris Therapeutics, Inc.	49,092	618
* RadNet, Inc.	86,022	606
*^ Antigenics, Inc.	256,584	606
*^ Corcept Therapeutics Inc.	185,282	597
* Rural/Metro Corp.	253,205	590
* Tercica, Inc.	101,885	584
*^ MiddleBrook Pharmaceuticals Inc.	143,393	575
*^ Penwest Pharmaceuticals Co.	216,387	563
Young Innovations, Inc.	32,451	562
* Micrus Endovascular Corp.	44,826	554
* Cardiac Science Corp.	65,431	546
* Nuvelo, Inc.	761,803	541
* DepoMed, Inc.	157,430	535
*^ Altus Pharmaceuticals, Inc.	115,140	524
* NMT Medical, Inc.	131,718	511
* Titan Pharmaceuticals, Inc.	333,972	504
*^ Introgen Therapeutics, Inc.	160,652	500
^ Cytrx Corp.	420,920	484
* Orchid Cellmark, Inc.	164,663	469
*^ Continucare Corp.	184,921	460
* Allied Healthcare International Inc.	286,957	459
* VNUS Medical Technologies, Inc.	25,240	459
* Sonic Innovations, Inc.	93,012	449
* AVANT Immunotherapeutics, Inc.	45,830	449
*^ Hansen Medical Inc.	31,884	448
* Icad Inc.	179,174	441
*^ BMP Sunstone Corp.	56,635	434
* Curis, Inc.	308,954	433
* Combinatorx, Inc.	124,372	428
*^ Aastrom Biosciences, Inc.	1,068,642	427
* Barrier Therapeutics Inc.	124,615	425
* EPIX Pharmaceuticals Inc.	292,705	419
* Affymax Inc.	29,582	417
* PhotoMedex, Inc.	435,051	396
* Infinity Pharmaceuticals, Inc.	63,823	389
* Heska Corp.	244,014	388
*^ Javelin Pharmaceuticals, Inc.	136,524	384
* Allion Healthcare Inc.	91,105	376
*^ Hythiam Inc.	309,418	374
* Pharmacopeia Drug Discovery Inc.	94,397	347
* Spectrum Pharmaceuticals Inc.	136,621	346
* Renovis, Inc.	140,970	333
*^ BioSante Pharmaceuticals, Inc.	72,541	331
* Avigen, Inc.	117,222	327
* ADVENTRX Pharmaceuticals, Inc.	594,715	321
* Exact Sciences Corp.	103,258	300
*^ Nastech Pharmaceutical Co., Inc.	125,421	295
* Animal Health International, Inc.	26,906	294
*^ Avanir Pharmaceuticals Class A	290,824	291
*^ Neurometrix Inc.	157,416	286
* Hollis-Eden Pharmaceuticals, Inc.	161,458	283
* CuraGen Corp.	343,118	274
*^ EntreMed, Inc.	395,759	273
*^ Insmed Inc.	393,333	267
* NitroMed, Inc.	244,347	261
* Neurogen Corp.	135,457	252
* DUSA Pharmaceuticals, Inc.	100,194	251
* Oxigene, Inc.	134,527	245
* Panacos Pharmaceuticals Inc.	338,718	237
* Hemispherx Biopharma, Inc.	315,885	224
*^ Ista Pharmaceuticals Inc.	116,020	224
* Cadence Pharmaceuticals, Inc.	37,254	222
*^ Nanogen, Inc.	490,758	216
Atrion Corp.	2,118	210
* Daxor Corp.	15,600	208
*^ NexMed, Inc.	152,819	205
* Clarient, Inc.	142,100	203
*^ RXi Pharmaceuticals Corp.	20,997	199
* Keryx Biopharmaceuticals, Inc.	328,724	197
* SRI/Surgical Express, Inc.	45,728	197
* Northstar Neuroscience, Inc.	122,300	193
* Dynavax Technologies Corp.	93,085	182
* Hooper Holmes, Inc.	271,886	177
*^ Cell Therapeutics, Inc.	264,123	174
* Kosan Biosciences, Inc.	109,657	172
*^ Emisphere Technologies, Inc.	101,448	169
* Orthologic Corp.	195,146	166
*^ Oscient Pharmaceuticals Corp.	94,904	165
* Biomimetic Therapeutics, Inc.	20,636	165
*^ Northfield Laboratories, Inc.	163,306	162
* Anadys Pharmaceuticals Inc.	106,165	161
* Mediware Information Systems, Inc.	28,106	161
* Genelabs Technologies, Inc.	176,821	157
* CardioDynamics International Corp.	621,228	155
* Insite Vision, Inc.	232,018	146
* The Quigley Corp.	27,574	141
*^ Critical Therapeutics, Inc.	200,490	140
* CombiMatrix Corp.	14,190	135
*^ Threshold Pharmaceuticals, Inc.	343,907	134
*^ Vion Pharmaceuticals, Inc.	89,814	134
*^ Synta Pharmaceuticals Corp.	16,160	131
* Alphatec Holdings, Inc.	24,105	121
* Palatin Technologies, Inc.	423,746	115
*^ SONUS Pharmaceuticals, Inc.	307,993	111
* Retractable Technologies, Inc.	62,609	105
* SCOLR Pharma Inc.	81,625	99
* Digirad Corp.	34,468	97
* NeoPharm, Inc.	171,106	96
*^ GTC Biotherapeutics, Inc.	185,768	95
* Pharmacyclics, Inc.	117,839	88
* Genaera Corp.	52,269	88
* AtheroGenics, Inc.	109,747	88
*^ Fonar Corp.	22,896	87
* Memory Pharmaceuticals Corp.	172,672	86
* Cytogen Corp.	148,287	85
*^ Lannett Co., Inc.	34,400	82
* Lipid Sciences, Inc.	70,789	72
* Neurobiological Technolgoies, Inc.	27,198	71
* Immtech Pharmaceuticals Inc.	71,807	59
* Neose Technologies, Inc.	181,530	51
* Acusphere, Inc.	103,950	50
* Celsion Corp.	9,239	49
* Proxymed Pharmacy, Inc.	39,097	47
* Bioject Medical Technologies Inc.	105,020	42
* Micromet, Inc.	23,677	41
*^ Isolagen Inc.	77,304	40
*^ Hana Biosciences, Inc.	41,300	38
* Vermillion, Inc.	11,382	36
* Zila, Inc.	169,063	29
* TorreyPines Therapeutics Inc.	20,863	29
*^ Targeted Genetics Corp.	28,778	28
* IVAX Diagnostics, Inc.	61,215	26
*^ Genitope Corp.	98,052	25
*^ Immunicon Corp.	81,502	24
*^ Paincare Holdings Inc.	351,993	23
* Pharmos Corp.	46,141	23
* Access Plans USA, Inc.	18,941	20
* Inhibitex Inc.	24,180	19
* North American Scientific, Inc.	45,614	16
* K-V Pharmaceutical Co. Class B	500	13
* NationsHealth, Inc.	29,703	9
* Q-Med, Inc.	72,075	8
* Occulogix Inc.	116,245	8
* Genta Inc.	5,667	2

		12,003,292

Industrials (12.4%)
General Electric Co.	71,777,566	2,656,488
United Technologies Corp.	6,669,654	459,006
The Boeing Co.	5,229,566	388,923
3M Co.	4,812,339	380,897
United Parcel Service, Inc.	4,889,415	357,025
Caterpillar, Inc.	4,516,532	353,599
Emerson Electric Co.	5,590,859	287,706
Honeywell International Inc.	5,038,672	284,282
Deere & Co.	3,127,543	251,580
Lockheed Martin Corp.	2,494,131	247,667
Burlington Northern Santa Fe Corp.	2,490,316	229,657
Union Pacific Corp.	1,771,963	222,169
General Dynamics Corp.	2,429,102	202,514
Raytheon Co.	3,029,195	195,716
FedEx Corp.	2,086,627	193,368
Northrop Grumman Corp.	2,282,686	177,616
CSX Corp.	2,987,212	167,493
Illinois Tool Works, Inc.	3,283,847	158,380
Tyco International, Ltd.	3,519,981	155,055
Norfolk Southern Corp.	2,749,998	149,380
Danaher Corp.	1,798,052	136,706
Waste Management, Inc.	3,609,858	121,147
PACCAR, Inc.	2,485,145	111,832
Precision Castparts Corp.	981,369	100,178
Textron, Inc.	1,769,768	98,081
L-3 Communications Holdings, Inc.	893,049	97,646
Fluor Corp.	628,446	88,711
* McDermott International, Inc.	1,599,727	87,697
Ingersoll-Rand Co.	1,935,447	86,282
Parker Hannifin Corp.	1,194,445	82,739
Eaton Corp.	1,036,178	82,552
Expeditors International of Washington, Inc.	1,513,626	68,386
Rockwell Collins, Inc.	1,157,141	66,131
Southwest Airlines Co.	5,213,404	64,646
Cummins Inc.	1,378,433	64,538
* First Solar, Inc.	276,972	64,019
ITT Industries, Inc.	1,223,360	63,382
* Jacobs Engineering Group Inc.	858,644	63,188
C.H. Robinson Worldwide Inc.	1,144,975	62,287
Trane, Inc.	1,291,082	59,261
Dover Corp.	1,411,317	58,965
* Foster Wheeler Ltd.	1,021,255	57,823
Rockwell Automation, Inc.	1,006,812	57,811
Pitney Bowes, Inc.	1,540,430	53,946
Masco Corp.	2,620,861	51,972
Cooper Industries, Inc. Class A	1,279,702	51,380
Joy Global Inc.	767,893	50,036
Goodrich Corp.	842,868	48,473
R.R. Donnelley & Sons Co.	1,524,211	46,199
* Terex Corp.	729,080	45,568
Flowserve Corp.	406,110	42,390
Fastenal Co.	900,112	41,342
SPX Corp.	372,357	39,060
* AGCO Corp.	650,852	38,973
Republic Services, Inc. Class A	1,327,323	38,811
The Manitowoc Co., Inc.	922,661	37,645
Roper Industries Inc.	629,761	37,433
W.W. Grainger, Inc.	478,701	36,568
Avery Dennison Corp.	681,049	33,542
The Dun & Bradstreet Corp.	411,712	33,505
Ametek, Inc.	761,989	33,459
KBR Inc.	1,204,022	33,388
Harsco Corp.	598,176	33,127
Manpower Inc.	575,480	32,377
Equifax, Inc.	936,485	32,290
* Stericycle, Inc.	617,292	31,791
Pall Corp.	870,816	30,540
Cintas Corp.	1,015,620	28,986
* Quanta Services, Inc.	1,209,858	28,032
Robert Half International, Inc.	1,086,756	27,973
* Shaw Group, Inc.	576,686	27,185
Bucyrus International, Inc.	265,986	27,037
* Allied Waste Industries, Inc.	2,375,799	25,682
Ryder System, Inc.	412,655	25,135
* FTI Consulting, Inc.	341,898	24,288
* Corrections Corp. of America	881,924	24,271
* ChoicePoint Inc.	508,787	24,218
* Covanta Holding Corp.	874,454	24,047
* Alliant Techsystems, Inc.	232,204	24,040
The Brink's Co.	344,479	23,142
Walter Industries, Inc.	369,298	23,129
* BE Aerospace, Inc.	658,575	23,017
* General Cable Corp.	373,531	22,064
* Kansas City Southern	546,109	21,904
Pentair, Inc.	671,164	21,410
* Kirby Corp.	361,530	20,607
Donaldson Co., Inc.	506,273	20,393
* Monster Worldwide Inc.	832,656	20,159
Landstar System, Inc.	382,580	19,955
J.B. Hunt Transport Services, Inc.	632,195	19,870
*^ SunPower Corp. Class A	265,636	19,793
* Copart, Inc.	507,178	19,658
*^ USG Corp.	527,605	19,426
Oshkosh Truck Corp.	528,342	19,168
Lincoln Electric Holdings, Inc.	290,946	18,763
* URS Corp.	567,809	18,562
UAL Corp.	828,115	17,829
IDEX Corp.	578,924	17,767
The Timken Co.	578,401	17,190
Watson Wyatt & Co. Holdings	301,870	17,131
DRS Technologies, Inc.	293,567	17,109
* IHS Inc. Class A	260,726	16,767
* Delta Air Lines Inc.	1,916,830	16,485
Kennametal, Inc.	554,231	16,311
Graco, Inc.	447,153	16,214
* Spirit Aerosystems Holdings Inc.	729,193	16,174
* AMR Corp.	1,775,017	16,011
Con-way, Inc.	321,659	15,916
Trinity Industries, Inc.	580,780	15,478
Hubbell Inc. Class B	350,482	15,313
* Thomas & Betts Corp.	413,028	15,022
* Waste Connections, Inc.	483,347	14,858
Carlisle Co., Inc.	441,387	14,760
MSC Industrial Direct Co., Inc. Class A	338,947	14,321
^ UAP Holding Corp.	371,655	14,249
* Gardner Denver Inc.	380,782	14,127
Lennox International Inc.	387,968	13,955
Crane Co.	342,510	13,820
* Continental Airlines, Inc. Class B	699,744	13,456
GATX Corp.	342,555	13,384
Curtiss-Wright Corp.	317,251	13,160
* Hexcel Corp.	681,253	13,019
Acuity Brands, Inc.	302,581	12,996
Teleflex Inc.	267,190	12,748
Alexander & Baldwin, Inc.	289,789	12,484
Wabtec Corp.	330,445	12,445
* Hertz Global Holdings Inc.	1,030,249	12,425
Brady Corp. Class A	362,154	12,107
CLARCOR Inc.	336,940	11,978
Actuant Corp.	393,787	11,896
The Toro Co.	286,447	11,856
* GrafTech International Ltd.	730,566	11,842
Nordson Corp.	216,909	11,681
Woodward Governor Co.	435,877	11,647
* WESCO International, Inc.	312,413	11,400
Belden Inc.	321,955	11,371
Valmont Industries, Inc.	128,892	11,328
* Teledyne Technologies, Inc.	238,583	11,213
* Moog Inc.	259,831	10,967
Herman Miller, Inc.	435,545	10,701
* Esterline Technologies Corp.	209,317	10,543
* Geo Group Inc.	365,047	10,382
* United Rentals, Inc.	551,003	10,381
The Corporate Executive Board Co.	253,918	10,279
* EMCOR Group, Inc.	462,672	10,276
* Owens Corning Inc.	560,302	10,158
* Orbital Sciences Corp.	421,262	10,152
^ Lindsay Manufacturing Co.	92,188	9,447
^ Genco Shipping and Trading Ltd.	164,869	9,304
* Hub Group, Inc.	273,279	8,988
Mine Safety Appliances Co.	216,735	8,927
Macquarie Infrastructure Co. LLC	305,225	8,891
Kaydon Corp.	199,601	8,764
Skywest, Inc.	412,936	8,721
* United Stationers, Inc.	182,091	8,686
Eagle Bulk Shipping Inc.	335,156	8,634
*^ Energy Conversion Devices, Inc.	286,108	8,555
UTI Worldwide, Inc.	424,001	8,514
Forward Air Corp.	237,978	8,434
Regal-Beloit Corp.	228,572	8,373
Granite Construction Co.	253,858	8,304
Applied Industrial Technology, Inc.	277,580	8,297
Baldor Electric Co.	296,246	8,295
* Tetra Tech, Inc.	416,526	8,126
^ HNI Corp.	295,275	7,940
* Avis Budget Group, Inc.	740,811	7,867
* Clean Harbors Inc.	120,931	7,860
Mueller Industries Inc.	266,157	7,679
* Genesee & Wyoming Inc. Class A	222,640	7,659
^ Simpson Manufacturing Co.	278,561	7,571
Albany International Corp.	208,584	7,538
* AAR Corp.	272,233	7,424
^ Watsco, Inc.	178,592	7,397
* ESCO Technologies Inc.	184,716	7,337
Quintana Maritime Ltd.	308,661	7,309
ABM Industries Inc.	322,172	7,230
Deluxe Corp.	371,674	7,140
^ Knight Transportation, Inc.	431,405	7,101
* The Advisory Board Co.	128,685	7,070
*^ The Middleby Corp.	113,198	7,062
*^ American Superconductor Corp.	298,388	6,920
* Old Dominion Freight Line, Inc.	214,041	6,813
* PHH Corp.	390,543	6,807
Robbins & Myers, Inc.	207,728	6,782
* Perini Corp.	186,731	6,765
Triumph Group, Inc.	118,814	6,764
* Chart Industries, Inc.	199,542	6,752
Resources Connection, Inc.	371,257	6,634
*^ Evergreen Solar, Inc.	704,954	6,535
Ameron International Corp.	69,658	6,515
Werner Enterprises, Inc.	350,540	6,506
Briggs & Stratton Corp.	354,476	6,345
*^ American Commercial Lines Inc.	401,306	6,341
*^ JetBlue Airways Corp.	1,083,977	6,287
* II-VI, Inc.	163,454	6,208
* Navigant Consulting, Inc.	326,874	6,204
^ Watts Water Technologies, Inc.	217,206	6,088
Heartland Express, Inc.	423,793	6,043
Arkansas Best Corp.	188,852	6,017
* TransDigm Group, Inc.	161,600	5,987
Armstrong Worldwide Industries, Inc.	162,171	5,783
* Ceradyne, Inc.	178,757	5,713
* TeleTech Holdings, Inc.	254,179	5,709
* Alaska Air Group, Inc.	283,262	5,558
* Acco Brands Corp.	402,628	5,464
^ Healthcare Services Group, Inc.	262,687	5,422
*^ YRC Worldwide, Inc.	396,888	5,207
* Atlas Air Worldwide Holdings, Inc.	94,325	5,188
* US Airways Group Inc.	576,037	5,132
* RBC Bearings Inc.	136,923	5,084
Viad Corp.	140,970	5,076
Barnes Group, Inc.	220,111	5,052
* School Specialty, Inc.	160,133	5,051
* Korn/Ferry International	297,132	5,022
Kaman Corp. Class A	175,946	4,978
* Huron Consulting Group Inc.	118,765	4,935
A.O. Smith Corp.	148,038	4,866
IKON Office Solutions, Inc.	635,988	4,834
Rollins, Inc.	270,399	4,783
* EnerSys	196,693	4,705
Titan International, Inc.	152,999	4,683
Pacer International, Inc.	283,988	4,666
* Columbus McKinnon Corp.	150,227	4,654
Steelcase Inc.	419,875	4,644
* TrueBlue, Inc.	344,683	4,633
Dynamic Materials Corp.	106,940	4,620
*^ CoStar Group, Inc.	106,838	4,594
* Republic Airways Holdings Inc.	208,454	4,515
G & K Services, Inc. Class A	122,716	4,370
* Mobile Mini, Inc.	229,866	4,367
* GenCorp, Inc.	423,804	4,361
^ Franklin Electric, Inc.	126,690	4,329
* EnPro Industries, Inc.	138,715	4,327
Tennant Co.	108,574	4,322
Comfort Systems USA, Inc.	325,086	4,229
CIRCOR International, Inc.	90,822	4,200
Interface, Inc.	298,049	4,188
* Astec Industries, Inc.	106,261	4,119
* M&F Worldwide Corp.	108,453	4,055
* Layne Christensen Co.	115,439	4,043
Federal Signal Corp.	288,898	4,033
* Consolidated Graphics, Inc.	71,948	4,033
* AirTran Holdings, Inc.	609,244	4,021
Mueller Water Products, Inc.	507,035	3,995
^ Horizon Lines Inc.	213,524	3,974
Knoll, Inc.	342,985	3,958
* American Reprographics Co.	265,931	3,946
American Science & Engineering, Inc.	71,278	3,890
Aircastle Ltd.	342,646	3,855
* Tecumseh Products Co. Class A	125,429	3,848
*^ Taser International Inc.	406,847	3,824
Freightcar America Inc.	111,059	3,809
* Team, Inc.	138,310	3,776
*^ FuelCell Energy, Inc.	566,969	3,770
* Interline Brands, Inc.	203,246	3,770
Cascade Corp.	75,938	3,744
Administaff, Inc.	158,374	3,739
^ Gorman-Rupp Co.	111,921	3,681
Cubic Corp.	127,225	3,617
* Cenveo Inc.	340,639	3,563
* CBIZ Inc.	437,907	3,556
*^ Fuel-Tech N.V.	171,661	3,519
* L.B. Foster Co. Class A	81,602	3,514
Raven Industries, Inc.	115,250	3,492
Heidrick & Struggles International, Inc.	107,284	3,490
Universal Forest Products, Inc.	107,448	3,460
* Kadant Inc.	116,660	3,427
* Superior Essex Inc.	120,197	3,380
McGrath RentCorp	139,929	3,374
Kelly Services, Inc. Class A	162,178	3,334
Tredegar Corp.	182,466	3,323
*^ Capstone Turbine Corp.	1,563,471	3,315
Bowne & Co., Inc.	213,346	3,253
Badger Meter, Inc.	74,635	3,224
Apogee Enterprises, Inc.	205,771	3,169
* Spherion Corp.	515,988	3,158
CDI Corp.	125,884	3,153
* Altra Holdings Inc.	232,056	3,121
^ The Greenbrier Cos., Inc.	113,000	2,997
* Beacon Roofing Supply, Inc.	298,320	2,983
* NCI Building Systems, Inc.	122,047	2,954
* Blount International, Inc.	238,161	2,946
* Ladish Co., Inc.	81,496	2,934
* Amerco, Inc.	50,502	2,883
*^ Innerworkings, Inc.	205,096	2,877
* Furmanite Corp.	337,441	2,868
* AZZ Inc.	80,396	2,860
* Exponent, Inc.	85,789	2,817
^ Encore Wire Corp.	154,353	2,811
*^ Power-One, Inc.	867,137	2,784
* Axsys Technologies, Inc.	55,804	2,783
* Accuride Corp.	330,462	2,703
* Casella Waste Systems, Inc.	240,942	2,633
* Flow International Corp.	282,440	2,624
*^ Odyssey Marine Exploration, Inc.	475,403	2,562
HEICO Corp.	52,314	2,550
*^ Waste Services, Inc.	305,626	2,482
* Kforce Inc.	278,192	2,459
* Allegiant Travel Co.	92,604	2,447
* GeoEye Inc.	93,433	2,428
Ennis, Inc.	144,183	2,419
^ Houston Wire & Cable Co.	149,029	2,387
American Ecology Corp.	93,111	2,358
NACCO Industries, Inc. Class A	29,096	2,355
Waste Industries USA, Inc.	63,296	2,288
* DynCorp International Inc. Class A	136,609	2,279
* Dollar Thrifty Automotive Group, Inc.	166,810	2,275
* Insituform Technologies Inc. Class A	163,803	2,265
* Ducommun, Inc.	81,760	2,262
*^ Valence Technology Inc.	511,235	2,255
* Lydall, Inc.	192,632	2,206
* NuCo2, Inc.	78,630	2,184
Standex International Corp.	95,966	2,144
Sun Hydraulics Corp.	72,902	2,134
* Cornell Cos., Inc.	94,136	2,114
* Ultralife Batteries, Inc.	178,984	2,114
* Sterling Construction Co., Inc.	113,906	2,075
Electro Rent Corp.	134,213	2,033
* Kenexa Corp.	108,807	2,011
* CRA International Inc.	61,855	1,988
*^ Plug Power, Inc.	623,583	1,939
* Volt Information Sciences Inc.	114,143	1,936
HEICO Corp. Class A	49,220	1,931
LSI Industries Inc.	144,796	1,913
Ampco-Pittsburgh Corp.	44,468	1,912
* Pike Electric Corp.	136,320	1,899
* H&E Equipment Services, Inc.	146,192	1,838
Met-Pro Corp.	163,706	1,837
* MTC Technologies, Inc.	76,993	1,831
*^ Medis Technology Ltd.	201,366	1,826
* Rush Enterprises, Inc. Class A	114,847	1,819
* Northwest Pipe Co.	42,497	1,806
Applied Signal Technology, Inc.	151,877	1,792
*^ Innovative Solutions and Support, Inc.	165,548	1,750
* Griffon Corp.	200,068	1,721
Courier Corp.	68,902	1,719
Diamond Management and Technology Consultants,Inc.	263,579	1,700
TAL International Group, Inc.	71,726	1,691
* LECG Corp.	177,766	1,664
* PRG-Schultz International, Inc.	188,824	1,650
Wabash National Corp.	182,460	1,640
* GP Strategies Corp.	171,410	1,628
Gibraltar Industries Inc.	138,362	1,623
* Hudson Highland Group, Inc.	186,422	1,579
* Marten Transport, Ltd.	97,662	1,516
* Learning Tree International, Inc.	107,409	1,506
AAON, Inc.	74,926	1,501
^ American Woodmark Corp.	72,624	1,493
*^ 3D Systems Corp.	101,487	1,491
Lawson Products, Inc.	53,965	1,487
Insteel Industries, Inc.	125,743	1,462
* Standard Parking Corp.	69,722	1,461
* WCA Waste Corp.	239,770	1,458
Kimball International, Inc. Class B	135,876	1,457
* Powell Industries, Inc.	36,979	1,456
* Miller Industries, Inc.	150,634	1,451
* On Assignment, Inc.	224,869	1,428
*^ EnerNOC Inc.	122,325	1,395
* Saia, Inc.	87,260	1,384
* Celadon Group Inc.	142,921	1,383
* Argon ST, Inc.	79,159	1,346
* Hawaiian Holdings, Inc.	223,264	1,340
* TBS International Ltd.	44,001	1,329
NN, Inc.	135,107	1,315
* Hurco Cos., Inc.	27,912	1,306
* Polypore International Inc.	63,107	1,306
*^ Builders FirstSource, Inc.	179,608	1,304
*^ Pinnacle Airlines Corp.	147,807	1,290
Frozen Food Express Industries, Inc.	161,030	1,279
Aceto Corp.	182,431	1,266
*^ TurboChef Technologies, Inc.	193,757	1,263
*^ Flanders Corp.	207,322	1,263
* Rush Enterprises, Inc. Class B	84,568	1,241
Angelica Corp.	67,611	1,213
* Dynamex Inc.	47,867	1,211
* Park-Ohio Holdings Corp.	74,609	1,172
Vicor Corp.	97,437	1,163
* LMI Aerospace, Inc.	59,729	1,157
*^ RSC Holdings Inc.	104,650	1,141
* Michael Baker Corp.	50,515	1,135
Multi-Color Corp.	49,319	1,103
Barrett Business Services, Inc.	62,390	1,069
*^ PowerSecure International, Inc.	89,900	1,058
* K-Tron International, Inc	8,629	1,036
*^ Microvision, Inc.	425,045	1,029
Quixote Corp.	123,106	1,028
Mueller Water Products, Inc. Class A	125,170	1,024
Great Lakes Dredge & Dock Co.	197,982	1,024
The Standard Register Co.	130,469	1,016
Chase Corp.	55,683	1,008
* La Barge, Inc.	83,122	1,002
* Commercial Vehicle Group Inc.	99,985	991
*^ Force Protection, Inc.	489,901	985
*^ Arrowhead Research Corp.	347,667	984
^ Bluelinx Holdings Inc.	192,732	981
Alamo Group, Inc.	45,782	974
* Stanley Inc.	32,560	959
* P.A.M. Transportation Services, Inc.	61,308	954
* ExpressJet Holdings, Inc.	361,120	950
* Magnatek, Inc.	270,527	931
* Gehl Co.	53,660	909
* Willis Lease Finance Corp.	69,883	878
Todd Shipyards Corp.	53,942	871
Superior Uniform Group, Inc.	86,089	860
* International Shipholding Corp.	44,494	853
* Integrated Electrical Services, Inc.	53,463	840
* PeopleSupport Inc.	92,019	839
* ABX Holdings Inc.	281,898	829
*^ Basin Water, Inc.	144,243	828
Twin Disc, Inc.	51,416	813
* Active Power, Inc.	435,999	811
^ American Railcar Industries, Inc.	39,700	807
*^ Applied Energetics, Inc.	461,882	767
*^ Frontier Airlines Holdings, Inc.	300,828	761
* Herley Industries Inc.	72,383	748
L.S. Starrett Co. Class A	38,288	737
* Mac-Gray Corp.	64,133	732
Schawk, Inc.	45,752	732
Virco Manufacturing Corp.	136,040	711
Hardinge, Inc.	51,394	707
* COMSYS IT Partners Inc.	82,745	700
*^ C & D Technologies, Inc.	134,256	674
* ICT Group, Inc.	66,560	672
* USA Truck, Inc.	51,983	671
* TRC Cos., Inc.	151,353	661
* MAIR Holdings, Inc.	167,946	638
*^ Trex Co., Inc.	79,498	626
* Raytheon Co. Warrants Exp. 6/16/11	19,938	597
* The Allied Defense Group, Inc.	88,300	523
* Astronics Corp.	26,200	506
^ AMREP Corp.	9,512	497
CompX International Inc.	52,823	486
* Nashua Corp.	42,876	471
* Covenant Transport, Inc.	85,257	435
* UQM Technologies, Inc.	248,855	421
* SL Industries, Inc.	20,500	408
*^ Protection One, Inc.	41,523	398
* Mesa Air Group Inc.	164,069	386
* First Advantage Corp. Class A	17,800	377
^ Hubbell Inc. Class A	7,600	362
* Aerovironment Inc.	17,521	358
* TriMas Corp.	67,390	355
* U.S. Home Systems, Inc.	95,758	348
^ Omega Flex Inc.	31,471	338
* Intersections Inc.	39,228	338
* Perma-Fix Environmental Services, Inc.	206,211	334
* Universal Truckload Services, Inc.	15,231	318
* Paragon Technologies, Inc.	46,135	246
* Innotrac Corp.	62,932	244
* Quality Distribution Inc.	72,996	233
* Huttig Building Products, Inc.	99,946	232
*^ Milacron Inc.	86,417	219
Sypris Solutions, Inc.	44,764	185
*^ China BAK Battery, Inc.	46,700	176
*^ Distributed Energy Systems Corp.	319,370	144
* Aerosonic Corp.	32,574	143
* ICF International, Inc.	6,500	130
* APAC Teleservices, Inc.	149,170	130
* Arotech Corp.	38,245	104
* Spherix Inc.	59,160	74
* Advanced Environmental Recycling Technologies, Inc.	78,953	67
* Alabama Aircraft Industries, Inc.	20,714	60
Xerium Technologies Inc.	39,720	51
* Environmental Tectonics Corp.	19,900	44
* Modtech Holdings, Inc.	114,084	32
* TRM Corp.	68,332	17
*^ Millennium Cell Inc.	128,346	16
* BMC Industries, Inc.	211,416	-

		12,634,814

Information Technology (15.8%)
Microsoft Corp.	59,800,734	1,697,145
International Business Machines Corp.	9,786,601	1,126,829
* Cisco Systems, Inc.	43,089,181	1,038,018
* Apple Inc.	6,221,830	892,833
Intel Corp.	41,526,752	879,537
Hewlett-Packard Co.	18,309,989	836,034
* Google Inc.	1,673,411	737,087
* Oracle Corp.	29,097,851	569,154
QUALCOMM Inc.	11,622,443	476,520
* Dell Inc.	15,085,890	300,511
Texas Instruments, Inc.	9,930,675	280,740
Corning, Inc.	11,192,141	269,059
* Yahoo! Inc.	8,547,729	247,286
* eBay Inc.	7,690,680	229,490
* EMC Corp.	14,911,086	213,825
Applied Materials, Inc.	9,793,507	191,071
Automatic Data Processing, Inc.	3,736,785	158,402
Motorola, Inc.	16,222,073	150,865
Accenture Ltd.	4,268,785	150,133
* Adobe Systems, Inc.	4,077,619	145,122
Tyco Electronics Ltd.	3,532,843	121,247
* MEMC Electronic Materials, Inc.	1,628,141	115,435
Western Union Co.	5,332,375	113,420
MasterCard, Inc. Class A	507,264	113,115
* Electronic Arts Inc.	2,237,089	111,675
* Symantec Corp.	6,161,805	102,409
* Sun Microsystems, Inc.	6,517,363	101,215
Xerox Corp.	6,565,712	98,289
* Juniper Networks, Inc.	3,520,394	88,010
Paychex, Inc.	2,395,363	82,065
* Agilent Technologies, Inc.	2,745,396	81,895
Seagate Technology	3,779,717	79,147
* NVIDIA Corp.	3,750,789	74,228
CA, Inc.	2,929,607	65,916
* Broadcom Corp.	3,344,341	64,445
Analog Devices, Inc.	2,155,770	63,638
* Intuit, Inc.	2,246,241	60,671
Electronic Data Systems Corp.	3,637,196	60,559
* Cognizant Technology Solutions Corp.	2,063,497	59,491
* Activision, Inc.	2,070,194	56,537
* Flextronics International Ltd.	5,909,627	55,491
* BEA Systems, Inc.	2,830,298	54,200
* Fiserv, Inc.	1,111,482	53,451
Fidelity National Information Services, Inc.	1,377,650	52,544
* VeriSign, Inc.	1,570,192	52,193
* Autodesk, Inc.	1,646,456	51,830
* NetApp, Inc.	2,528,654	50,700
* Computer Sciences Corp.	1,236,109	50,421
Microchip Technology, Inc.	1,522,486	49,831
Xilinx, Inc.	2,089,302	49,621
Linear Technology Corp.	1,588,174	48,741
KLA-Tencor Corp.	1,294,426	48,023
* NAVTEQ Corp.	700,013	47,601
Harris Corp.	973,439	47,241
Amphenol Corp.	1,266,196	47,166
* BMC Software, Inc.	1,391,513	45,252
Altera Corp.	2,386,850	43,990
* Western Digital Corp.	1,564,220	42,297
* Citrix Systems, Inc.	1,348,139	39,541
* salesforce.com, inc.	671,463	38,858
* Marvell Technology Group Ltd.	3,566,777	38,807
* McAfee Inc.	1,133,648	37,512
* SanDisk Corp.	1,628,026	36,745
* Iron Mountain, Inc.	1,352,393	35,757
* Avnet, Inc.	1,065,684	34,880
National Semiconductor Corp.	1,876,173	34,371
* LAM Research Corp.	884,778	33,816
* Affiliated Computer Services, Inc. Class A	666,856	33,416
* Micron Technology, Inc.	5,405,426	32,270
* Akamai Technologies, Inc.	1,121,855	31,591
* NCR Corp.	1,285,584	29,350
* Arrow Electronics, Inc.	871,777	29,335
* Teradata Corp.	1,285,607	28,360
Total System Services, Inc.	1,194,876	28,271
* FLIR Systems, Inc.	917,219	27,599
* Hewitt Associates, Inc.	684,210	27,211
* Cypress Semiconductor Corp.	1,132,041	26,727
* Alliance Data Systems Corp.	559,952	26,603
*^ Advanced Micro Devices, Inc.	4,292,738	25,284
* Mettler-Toledo International Inc.	256,147	24,877
* LSI Corp.	5,020,381	24,851
* Trimble Navigation Ltd.	861,450	24,629
* Red Hat, Inc.	1,309,929	24,090
Intersil Corp.	931,223	23,904
* Synopsys, Inc.	1,029,419	23,378
Global Payments Inc.	560,475	23,181
* DST Systems, Inc.	349,848	22,999
* Lexmark International, Inc.	674,126	20,709
* Cadence Design Systems, Inc.	1,912,984	20,431
* Brocade Communications Systems, Inc.	2,773,947	20,250
* JDS Uniphase Corp.	1,500,382	20,090
* Itron, Inc.	217,944	19,665
* MICROS Systems, Inc.	583,593	19,644
* ANSYS, Inc.	557,108	19,231
* Ciena Corp.	611,950	18,866
* Nuance Communications, Inc.	1,033,110	17,986
Diebold, Inc.	468,523	17,593
* Ingram Micro, Inc. Class A	1,105,869	17,506
Broadridge Financial Solutions LLC	990,884	17,440
* Novellus Systems, Inc.	827,179	17,412
*^ Cree, Inc.	607,366	16,982
* Sybase, Inc.	638,889	16,803
FactSet Research Systems Inc.	311,808	16,797
* CommScope, Inc.	479,224	16,691
* Tellabs, Inc.	2,972,174	16,198
* Zebra Technologies Corp. Class A	483,486	16,110
Molex, Inc.	679,120	15,728
* Novell, Inc.	2,492,809	15,680
*^ Equinix, Inc.	232,717	15,473
* QLogic Corp.	1,005,960	15,441
* Anixter International Inc.	240,537	15,404
* Teradyne, Inc.	1,237,212	15,366
* Varian Semiconductor Equipment Associates, Inc.	541,015	15,230
* ON Semiconductor Corp.	2,672,159	15,178
* Compuware Corp.	2,040,972	14,981
* Polycom, Inc.	647,655	14,598
* SAIC, Inc.	777,622	14,456
Jack Henry & Associates Inc.	574,303	14,168
* Rambus Inc.	599,242	13,968
* Convergys Corp.	927,413	13,967
* Take-Two Interactive Software, Inc.	528,694	13,492
* Parametric Technology Corp.	828,425	13,238
* SINA.com	371,302	13,088
* NeuStar, Inc. Class A	491,919	13,026
* Tech Data Corp.	394,647	12,944
* Dolby Laboratories Inc.	353,887	12,832
Jabil Circuit, Inc.	1,335,876	12,637
* ValueClick, Inc.	701,395	12,099
* Integrated Device Technology Inc.	1,353,650	12,088
* Microsemi Corp.	525,299	11,977
* Metavante Technologies	592,935	11,853
* Foundry Networks, Inc.	1,019,216	11,803
* Silicon Laboratories Inc.	354,915	11,194
National Instruments Corp.	426,396	11,146
* Vishay Intertechnology, Inc.	1,230,190	11,146
* International Rectifier Corp.	516,484	11,104
* F5 Networks, Inc.	606,729	11,024
* Unisys Corp.	2,470,188	10,943
* Informatica Corp.	627,339	10,702
* Fairchild Semiconductor International, Inc.	888,071	10,586
*^ VistaPrint Ltd.	295,235	10,318
* THQ Inc.	471,342	10,275
* ADC Telecommunications, Inc.	840,886	10,158
* Atmel Corp.	2,880,283	10,023
* Perot Systems Corp.	662,683	9,967
* Rofin-Sinar Technologies Inc.	221,398	9,941
* CACI International, Inc.	214,484	9,770
* TIBCO Software Inc.	1,363,302	9,734
* Emulex Corp.	598,601	9,721
* Concur Technologies, Inc.	312,040	9,689
* Plexus Corp.	332,824	9,336
* Benchmark Electronics, Inc.	511,095	9,174
* Sohu.com Inc.	200,597	9,053
* Amkor Technology, Inc.	841,971	9,009
* Solera Holdings, Inc.	369,115	8,992
* Progress Software Corp.	299,354	8,957
* Digital River, Inc.	287,839	8,914
* EchoStar Corp.	299,429	8,845
* PMC Sierra Inc.	1,547,947	8,823
* Omniture, Inc.	375,164	8,708
* Wright Express Corp.	283,270	8,705
* Gartner, Inc. Class A	448,413	8,672
* MPS Group, Inc.	716,161	8,465
* Atheros Communications, Inc.	404,123	8,422
* Verigy Ltd.	426,922	8,043
* Skyworks Solutions, Inc.	1,095,753	7,977
ADTRAN Inc.	426,526	7,891
* j2 Global Communications, Inc.	351,563	7,847
* Intermec, Inc.	348,564	7,735
Blackbaud, Inc.	317,465	7,708
Fair Isaac, Inc.	358,013	7,704
* Checkpoint Systems, Inc.	285,396	7,663
*^ VeriFone Holdings, Inc.	476,744	7,566
* SRA International, Inc.	309,678	7,528
* EarthLink, Inc.	992,581	7,494
Plantronics, Inc.	380,857	7,354
*^ CNET Networks, Inc.	1,031,625	7,325
* Semtech Corp.	504,916	7,235
* Lawson Software, Inc.	958,645	7,219
Molex, Inc. Class A	327,691	7,163
*^ Avid Technology, Inc.	292,678	7,124
* InterDigital, Inc.	356,305	7,058
* Tessera Technologies, Inc.	338,560	7,042
* MKS Instruments, Inc.	325,726	6,971
* TiVo Inc.	787,194	6,896
* CyberSource Corp.	469,024	6,852
* Comtech Telecommunications Corp.	174,854	6,819
*^ OmniVision Technologies, Inc.	400,211	6,732
* Mentor Graphics Corp.	750,447	6,626
* ScanSource, Inc.	182,515	6,605
Technitrol, Inc.	283,780	6,564
* Advent Software, Inc.	153,041	6,523
* ATMI, Inc.	233,025	6,485
* 3Com Corp.	2,829,345	6,479
*^ Sonus Networks, Inc.	1,882,137	6,475
Acxiom Corp.	543,692	6,454
* Avocent Corp.	380,649	6,433
* Insight Enterprises, Inc.	358,491	6,274
* Websense, Inc.	333,165	6,247
Cognex Corp.	283,317	6,185
* Macrovision Corp.	457,141	6,171
* Tekelec	489,807	6,098
* RF Micro Devices, Inc.	2,291,080	6,094
* FormFactor Inc.	311,838	5,956
* Quest Software, Inc.	454,517	5,941
* Net 1 UEPS Technologies, Inc.	259,032	5,841
* Euronet Worldwide, Inc.	302,635	5,829
Imation Corp.	256,243	5,827
* Electronics for Imaging, Inc.	386,834	5,772
MAXIMUS, Inc.	156,200	5,734
* Cymer, Inc.	218,737	5,696
* Littelfuse, Inc.	162,711	5,690
* Harmonic, Inc.	730,308	5,550
* Ariba, Inc.	569,331	5,500
* Arris Group Inc.	941,259	5,478
* Blackboard Inc.	163,582	5,452
* ManTech International Corp.	120,036	5,445
* Brooks Automation, Inc.	556,875	5,413
United Online, Inc.	509,509	5,380
* Entegris Inc.	739,303	5,316
* Synaptics Inc.	218,314	5,213
* Sanmina-SCI Corp.	3,167,380	5,131
*^ ACI Worldwide, Inc.	254,624	5,072
* MicroStrategy Inc.	66,717	4,936
* Rogers Corp.	146,493	4,894
* FEI Co.	219,772	4,798
* Diodes Inc.	217,247	4,771
* NETGEAR, Inc.	237,135	4,731
* Cabot Microelectronics Corp.	146,805	4,720
* DealerTrack Holdings Inc.	231,720	4,685
*^ Bankrate, Inc.	93,746	4,677
*^ Sigma Designs, Inc.	204,861	4,644
* The Ultimate Software Group, Inc.	151,035	4,540
* Zoran Corp.	329,228	4,497
* Wind River Systems Inc.	580,321	4,492
* Cirrus Logic, Inc.	663,698	4,460
^ Quality Systems, Inc.	149,298	4,460
* Blue Coat Systems, Inc.	202,222	4,457
AVX Corp.	341,047	4,369
* CMGI, Inc.	325,334	4,314
* Sapient Corp.	617,752	4,300
Syntel, Inc.	160,118	4,267
* TriQuint Semiconductor, Inc.	841,385	4,257
* Axcelis Technologies, Inc.	759,182	4,251
* L-1 Identity Solutions Inc.	316,235	4,206
* RealNetworks, Inc.	731,635	4,192
* SPSS, Inc.	106,540	4,132
^ Heartland Payment Systems, Inc.	175,560	4,040
Micrel, Inc.	430,419	3,990
MTS Systems Corp.	123,408	3,981
* Silicon Image, Inc.	778,964	3,903
* TTM Technologies, Inc.	342,878	3,881
* JDA Software Group, Inc.	211,374	3,858
* Veeco Instruments, Inc.	229,551	3,817
* Internet Capital Group Inc.	363,546	3,806
* Manhattan Associates, Inc.	165,466	3,794
* SonicWALL, Inc.	463,873	3,790
* Standard Microsystem Corp.	128,822	3,759
* S1 Corp.	525,324	3,735
* Ansoft Corp.	122,190	3,729
* Electro Scientific Industries, Inc.	226,105	3,726
* Infinera Corp.	309,593	3,715
* CSG Systems International, Inc.	323,052	3,673
Black Box Corp.	118,746	3,663
Daktronics, Inc.	201,788	3,614
* Advanced Energy Industries, Inc.	270,900	3,592
* Sykes Enterprises, Inc.	203,498	3,580
* Epicor Software Corp.	318,372	3,566
* Sycamore Networks, Inc.	973,111	3,562
*^ Echelon Corp.	263,096	3,552
* Vignette Corp.	261,304	3,452
* Dycom Industries, Inc.	283,101	3,400
* ViaSat, Inc.	155,171	3,370
* Spansion Inc. Class A	1,214,760	3,341
* Forrester Research, Inc.	124,879	3,319
* eSPEED, Inc. Class A	281,695	3,285
* VASCO Data Security International, Inc.	235,793	3,226
* MSC Software Corp.	247,623	3,217
*^ LoopNet, Inc.	252,510	3,207
* Hittite Microwave Corp.	85,343	3,194
* Interwoven Inc.	295,181	3,153
*^ Cavium Networks, Inc.	186,876	3,065
*^ Netlogic Microsystems Inc.	126,556	3,055
* Newport Corp.	273,092	3,050
* ComScore Inc.	148,549	2,980
* Applied Micro Circuits Corp.	414,406	2,975
*^ Terremark Worldwide, Inc.	536,272	2,939
* Commvault Systems, Inc.	234,336	2,906
* Tyler Technologies, Inc.	205,329	2,870
* Actel Corp.	186,338	2,853
* Brightpoint, Inc.	336,809	2,816
* Stratasys, Inc.	156,206	2,780
* Pericom Semiconductor Corp.	188,229	2,763
* Quantum Corp.	1,278,045	2,735
* Mastec Inc.	332,207	2,727
* Cogent Inc.	288,744	2,723
* Magma Design Automation, Inc.	282,326	2,702
* OSI Systems Inc.	117,065	2,695
* DTS Inc.	112,126	2,691
* FARO Technologies, Inc.	85,823	2,676
* SAVVIS, Inc.	163,602	2,662
*^ Universal Display Corp.	185,124	2,651
*^ Finisar Corp.	2,045,351	2,618
* RightNow Technologies Inc.	218,929	2,605
* DSP Group Inc.	204,076	2,600
*^ Palm, Inc.	517,216	2,586
* ANADIGICS, Inc.	393,565	2,582
* Monolithic Power Systems	146,040	2,575
* Hutchinson Technology, Inc.	160,307	2,550
* KEMET Corp.	630,358	2,547
Agilysys, Inc.	218,823	2,538
Methode Electronics, Inc. Class A	216,558	2,532
* MRV Communications Inc.	1,835,578	2,515
* Moldflow Corp.	143,644	2,505
* Adaptec, Inc.	849,239	2,497
Park Electrochemical Corp.	96,376	2,491
* The Knot, Inc.	211,596	2,486
*^ Powerwave Technologies, Inc.	973,262	2,482
TNS Inc.	119,824	2,473
* Art Technology Group, Inc.	631,902	2,452
* Phoenix Technologies Ltd.	155,040	2,428
CTS Corp.	226,798	2,427
* EPIQ Systems, Inc.	155,906	2,420
* SYNNEX Corp.	113,707	2,413
* Secure Computing Corp.	370,209	2,388
* Intervoice, Inc.	296,795	2,362
* Data Domain, Inc.	98,990	2,356
* Harris Stratex Networks, Inc. Class A	233,788	2,345
* Synchronoss Technologies, Inc.	116,644	2,336
* LTX Corp.	738,600	2,319
* Novatel Wireless, Inc.	239,438	2,318
*^ Nextwave Wireless Inc.	458,526	2,316
* Ultratech, Inc.	239,203	2,299
* Hypercom Corp.	528,108	2,292
* Greenfield Online, Inc.	192,787	2,286
* Riverbed Technology, Inc.	152,144	2,261
* Silicon Storage Technology, Inc.	859,850	2,253
*^ EMCORE Corp.	388,026	2,235
* Smart Modular Technologies Inc.	357,748	2,222
* Exar Corp.	269,535	2,218
* Loral Space and Communications Ltd.	92,617	2,208
* Intevac, Inc.	170,398	2,207
* EMS Technologies, Inc.	80,706	2,190
* Lionbridge Technologies, Inc.	650,427	2,179
* PROS Holdings, Inc.	172,775	2,168
* Bottomline Technologies, Inc.	170,862	2,153
* Advanced Analogic Technologies, Inc.	382,310	2,149
* Ixia	275,382	2,137
*^ Maxwell Technologies, Inc.	208,868	2,128
*^ ParkerVision, Inc.	274,796	2,127
*^ Zix Corp.	539,586	2,088
* Symyx Technologies, Inc.	274,176	2,056
* Integrated Silicon Solution, Inc.	339,016	2,051
* Trident Microsystems, Inc.	393,681	2,027
* Mattson Technology, Inc.	331,171	2,017
* LoJack Corp.	159,137	2,011
* Sonic Solutions, Inc.	207,691	2,004
* Photronics, Inc.	209,753	2,003
* Gerber Scientific, Inc.	223,196	1,984
* iGATE Corp.	276,456	1,968
* Iomega Corp.	548,782	1,959
* Entrust, Inc.	772,319	1,931
* Taleo Corp. Class A	99,336	1,927
* Supertex, Inc.	94,184	1,922
* Chordiant Software, Inc.	318,259	1,919
* Kulicke & Soffa Industries, Inc.	399,401	1,909
* Starent Networks Corp.	141,200	1,906
* Excel Technology, Inc.	70,021	1,888
Integral Systems, Inc.	64,465	1,884
Cohu, Inc.	115,233	1,873
* Digi International, Inc.	161,278	1,861
Bel Fuse, Inc. Class B	65,967	1,838
* RadiSys Corp.	179,388	1,810
*^ NVE Corp.	72,301	1,786
*^ Orbcomm, Inc.	355,612	1,764
* Lattice Semiconductor Corp.	619,231	1,759
*^ SiRF Technology Holdings, Inc.	342,632	1,744
* Vocus, Inc.	65,863	1,739
* Symmetricom Inc.	493,157	1,721
NIC Inc.	240,680	1,711
* Ciber, Inc.	344,007	1,686
* Rimage Corp.	76,921	1,685
* LeCroy Corp.	194,208	1,682
* Comtech Group Inc.	155,704	1,680
* Radiant Systems, Inc.	120,098	1,678
* Global Cash Access, Inc.	284,503	1,667
* SI International Inc.	86,814	1,666
* Volterra Semiconductor Corp.	146,019	1,654
* iPass Inc.	543,747	1,642
* Safeguard Scientifics, Inc.	1,097,825	1,636
* Anaren, Inc.	129,016	1,633
* Rudolph Technologies, Inc.	165,753	1,619
infoUSA Inc.	261,985	1,601
*^ FalconStor Software, Inc.	210,273	1,600
*^ Comverge Inc.	154,506	1,596
* Switch and Data Inc.	156,306	1,596
* Acacia Research - Acacia Technologies	273,070	1,570
* Actuate Software Corp.	377,770	1,549
* SourceForge Inc.	770,427	1,533
* Bookham, Inc.	1,108,594	1,519
* Zygo Corp.	121,898	1,516
* Extreme Networks, Inc.	489,026	1,516
* Photon Dynamics, Inc.	141,593	1,501
* ExlService Holdings, Inc.	65,000	1,492
Gevity HR, Inc.	172,188	1,491
* Online Resources Corp.	154,647	1,488
* SupportSoft, Inc.	448,847	1,481
InfoSpace, Inc.	127,214	1,472
^ Imergent, Inc.	127,648	1,454
* Autobytel Inc.	669,093	1,445
* Globecomm Systems, Inc.	166,020	1,444
* KVH Industries, Inc.	182,120	1,435
*^ Limelight Networks Inc.	442,921	1,435
* Aruba Networks, Inc.	273,233	1,424
* Dynamics Research Corp.	139,611	1,411
* Hughes Communications Inc.	27,525	1,395
* Keynote Systems Inc.	118,294	1,395
* Microtune, Inc.	378,848	1,387
* GSI Group, Inc.	176,957	1,377
* Nu Horizons Electronics Corp.	217,931	1,369
* STEC Inc.	218,959	1,355
* Lasercard Corp.	159,950	1,355
* IXYS Corp.	197,520	1,349
*^ OpNext, Inc.	245,800	1,340
* RAE Systems, Inc.	696,498	1,337
* Rackable Systems Inc.	145,717	1,329
* Digimarc Corp.	131,157	1,310
* NetScout Systems, Inc.	140,732	1,309
* Soapstone Networks Inc.	178,753	1,280
* Telecommunication Systems, Inc.	397,105	1,251
* Startek, Inc.	135,691	1,250
* BearingPoint, Inc.	739,840	1,243
* Multi-Fineline Electronix, Inc.	65,777	1,235
* Kopin Corp.	463,130	1,232
*^ Transmeta Corp.	95,329	1,231
TheStreet.com, Inc.	149,172	1,205
* Ness Technologies Inc.	125,495	1,191
* CyberOptics Corp.	105,367	1,151
*^ UTStarcom, Inc.	403,955	1,147
* Techwell, Inc.	105,331	1,142
* Virage Logic Corp.	196,147	1,130
*^ On2 Technologies, Inc.	1,106,806	1,129
* Asyst Technologies, Inc.	320,942	1,123
American Software, Inc. Class A	179,090	1,121
* PC-Tel, Inc.	164,587	1,119
* Network Equipment Technologies, Inc.	165,444	1,087
Keithley Instruments Inc.	110,902	1,076
* Captaris Inc.	241,131	1,066
* Smith Micro Software, Inc.	172,680	1,057
MoneyGram International, Inc.	560,374	1,042
* Synplicity, Inc.	132,491	1,037
* Mercury Computer Systems, Inc.	182,874	1,028
* MoSys, Inc.	235,720	1,028
* Packeteer, Inc.	201,779	1,027
* Ultra Clean Holdings, Inc.	103,930	1,019
^ Marchex, Inc.	99,976	998
* Catapult Communications Corp.	193,491	996
* IPG Photonics Corp.	62,604	982
*^ Avanex Corp.	1,368,223	971
* AuthenTec, Inc.	97,681	971
^ Renaissance Learning, Inc.	68,660	961
* Perficient, Inc.	120,677	958
* Measurement Specialties, Inc.	54,611	954
*^ Isilon Systems Inc.	193,428	944
* NMS Communications Corp.	629,215	944
* Sumtotal Systems Inc.	225,925	942
* Catalyst Semiconductor, Inc.	171,492	941
* Zhone Technologies	951,565	933
* Oplink Communications, Inc.	104,312	925
* Semitool, Inc.	110,471	919
* Ceva, Inc.	119,397	913
* PC Connection, Inc.	115,082	911
*^ Research Frontiers, Inc.	132,837	901
* AsiaInfo Holdings, Inc.	82,800	899
* Telular Corp.	268,123	896
* Conexant Systems, Inc.	1,541,299	894
* The Hackett Group Inc.	228,179	892
*^ TranSwitch Corp.	1,188,770	892
* Borland Software Corp.	440,549	890
* Rainmaker Systems, Inc.	271,009	881
* Double-Take Software Inc.	75,325	880
* Tumbleweed Communications Corp.	719,814	878
* Presstek, Inc.	200,422	878
*^ Website Pros, Inc.	89,099	876
* Edgewater Technology, Inc.	163,133	860
* PAR Technology Corp.	108,638	859
* OPNET Technologies, Inc.	104,879	854
*^ OpenTV Corp.	714,616	843
* Move, Inc.	270,890	834
* SeaChange International, Inc.	116,286	817
* Aware, Inc.	223,097	814
* Radyne Comstream Inc.	94,957	809
* SRS Labs, Inc.	151,250	805
*^ i2 Technologies, Inc.	70,173	790
* California Micro Devices Corp.	267,337	786
* Interactive Intelligence Inc.	66,756	786
* TechTeam Global, Inc.	86,637	784
* LivePerson, Inc.	250,400	776
* MIPS Technologies, Inc.	195,718	775
* X-Rite Inc.	129,215	771
* Dot Hill Systems Corp.	255,174	765
* Saba Software, Inc.	202,920	761
* White Electronic Designs Corp.	172,917	761
* Applied Digital Solutions, Inc.	1,146,549	760
Pegasystems Inc.	77,434	746
*^ WebMD Health Corp. Class A	31,480	742
* Internap Network Services Corp.	149,396	741
* Liquidity Services, Inc.	91,831	735
* Callidus Software Inc.	152,580	734
* Tollgrade Communications, Inc.	138,798	727
* PLX Technology, Inc.	108,143	721
* InFocus Corp.	384,741	719
* Immersion Corp.	101,166	719
* Cray, Inc.	118,024	703
* Performance Technologies, Inc.	150,825	691
* Eagle Test Systems, Inc.	65,625	689
* DDi Corp.	146,474	680
* I.D. Systems, Inc.	90,202	677
Openwave Systems Inc.	269,147	659
Cass Information Systems, Inc.	20,392	644
* hi/fn, Inc.	124,867	637
* SM&A Corp.	147,752	637
* QuickLogic Corp.	209,614	629
* Ramtron International Corp.	153,085	628
* Travelzoo, Inc.	53,870	595
* Concurrent Computer Corp.	847,926	585
Richardson Electronics, Ltd.	136,280	576
* Planar Systems, Inc.	143,430	575
* Datalink Corp.	144,333	570
*^ Mindspeed Technologies, Inc.	1,173,602	563
* PDF Solutions, Inc.	100,133	552
* ActivIdentity Corp.	217,097	549
* SigmaTel Inc.	189,540	548
* Computer Task Group, Inc.	129,857	535
* ESS Technology, Inc.	347,656	521
* Endwave Corp.	84,919	515
* BigBand Networks Inc.	88,065	505
* TransAct Technologies Inc.	102,587	504
QAD Inc.	57,570	484
* Napster, Inc.	323,382	479
* Network Engines, Inc.	302,736	478
* LookSmart, Ltd.	144,120	474
* Calamp Corp.	173,611	472
* BSQUARE Corp.	108,753	424
* Ditech Networks Inc.	143,058	421
* Pervasive Software Inc.	102,679	400
*^ Telkonet, Inc.	454,738	400
* Westell Technologies, Inc.	266,768	400
Frequency Electronics, Inc.	51,016	397
*^ American Technology Corp.	175,097	383
*^ Access Intergrated Technologies Inc.	114,983	362
* Miva Inc.	209,629	361
COMARCO, Inc.	94,210	351
* Enliven Marketing Technologies Corp.	471,337	344
Bel Fuse, Inc. Class A	10,580	332
* Leadis Technology Inc.	162,544	314
* EFJ, Inc.	255,492	307
* Airspan Networks Inc.	325,387	306
* SCM Microsystems, Inc.	111,648	290
*^ Convera Corp.	169,076	287
* DivX, Inc.	40,708	285
* Ikanos Communications, Inc.	62,118	284
* Cherokee International Corp.	149,242	279
* Nanometrics Inc.	38,340	274
* PLATO Learning, Inc.	93,518	274
* Spectrum Control, Inc.	32,260	273
* GSE Systems, Inc.	32,616	265
* Video Display Corp.	35,665	261
* Mobility Electronics, Inc.	196,714	250
* Management Network Group Inc.	116,767	222
* Selectica, Inc.	161,090	219
* GTSI Corp.	30,134	218
* Evolving Systems, Inc.	110,907	217
*^ Silicon Graphics Inc.	18,301	217
* FSI International, Inc.	160,134	213
* Analysts International Corp.	121,120	202
* WJ Communications, Inc.	211,659	202
* Newtek Business Services, Inc.	198,232	194
* Lantronix, Inc.	209,434	193
* Entertainment Distribution Company Inc.	356,838	186
* Jupitermedia Corp.	87,270	182
* Merix Corp.	83,404	170
*^ Wave Systems Corp. Class A	172,979	168
*^ FOCUS Enhancements, Inc.	285,800	157
* Intelli-Check Inc.	47,951	156
* Super Micro Computer Inc.	18,503	155
* Pixelworks, Inc.	198,993	153
* Intraware, Inc.	32,054	144
* Credence Systems Corp.	83,287	142
* Centillium Communications, Inc.	209,443	138
*^ Superconductor Technologies Inc.	30,270	136
* Wireless Telecom Group, Inc.	87,114	135
* Overland Storage, Inc.	105,681	119
* Allen Organ Co. Escrow Shares	11,462	118
*^ Mechanical Technology Inc.	192,544	104
* AuthentiDate Holding Corp.	203,143	89
* NeoMagic Corp.	63,281	82
* Kintera Inc.	132,803	77
* Henry Bros. Electronics, Inc.	9,700	48
* Atari, Inc.	21,814	32
* Channell Commercial Corp.	21,061	29
* Technology Solutions Co.	8,080	24
* Innovex, Inc.	84,366	24
*^ Verso Technologies, Inc.	114,686	18
* Ibis Technology Corp.	29,868	8
* ISCO International, Inc.	10,333	2
* VCampus Corp.	1	-

		16,108,028

Materials (4.1%)
Monsanto Co.	3,882,185	432,864
E.I. du Pont de Nemours & Co.	6,385,412	298,582
Freeport-McMoRan Copper & Gold, Inc. Class B	2,713,869	261,128
Dow Chemical Co.	6,706,889	247,149
Alcoa Inc.	6,026,689	217,322
Praxair, Inc.	2,243,710	188,988
Air Products & Chemicals, Inc.	1,529,765	140,738
Newmont Mining Corp. (Holding Co.)	3,077,424	139,407
Nucor Corp.	2,046,399	138,623
* The Mosaic Co.	1,098,938	112,751
United States Steel Corp.	839,387	106,493
Weyerhaeuser Co.	1,488,614	96,819
International Paper Co.	2,888,789	78,575
PPG Industries, Inc.	1,162,961	70,371
* Owens-Illinois, Inc.	1,114,090	62,868
Ecolab, Inc.	1,310,538	56,917
Sigma-Aldrich Corp.	924,068	55,121
^ Vulcan Materials Co.	767,968	50,993
Rohm & Haas Co.	904,473	48,914
Allegheny Technologies Inc.	654,103	46,677
AK Steel Holding Corp.	792,441	43,125
Steel Dynamics, Inc.	1,166,390	38,538
Celanese Corp. Series A	966,700	37,750
CF Industries Holdings, Inc.	357,397	37,033
Eastman Chemical Co.	575,823	35,960
MeadWestvaco Corp.	1,312,243	35,719
Cleveland-Cliffs Inc.	297,258	35,617
^ Martin Marietta Materials, Inc.	297,534	31,589
Ball Corp.	642,384	29,511
Sealed Air Corp.	1,147,179	28,966
Reliance Steel & Aluminum Co.	478,769	28,659
* Crown Holdings, Inc.	1,134,992	28,556
FMC Corp.	510,659	28,336
Lubrizol Corp.	487,168	27,043
Huntsman Corp.	1,103,724	25,993
* Domtar Corp.	3,667,527	25,049
* Pactiv Corp.	928,155	24,327
Airgas, Inc.	525,815	23,909
Commercial Metals Co.	797,180	23,891
International Flavors & Fragrances, Inc.	518,725	22,850
* Terra Industries, Inc.	636,786	22,625
Nalco Holding Co.	1,014,700	21,461
Albemarle Corp.	578,543	21,128
Carpenter Technology Corp.	349,296	19,550
Sonoco Products Co.	671,103	19,214
Ashland, Inc.	403,257	19,074
Bemis Co., Inc.	715,709	18,200
RPM International, Inc.	862,977	18,071
AptarGroup Inc.	461,307	17,959
Cytec Industries, Inc.	323,418	17,416
Packaging Corp. of America	752,316	16,799
* Century Aluminum Co.	233,686	15,479
Hercules, Inc.	783,117	14,323
* Smurfit-Stone Container Corp.	1,819,422	14,010
Quanex Corp.	264,940	13,708
Compass Minerals International, Inc.	230,717	13,608
Valspar Corp.	680,873	13,509
Cabot Corp.	465,261	13,027
Chemtura Corp.	1,725,910	12,668
*^ Coeur d'Alene Mines Corp.	3,039,958	12,281
* OM Group, Inc.	217,583	11,867
* W.R. Grace & Co.	504,059	11,503
Greif Inc. Class A	168,351	11,436
^ Eagle Materials, Inc.	315,111	11,202
Schnitzer Steel Industries, Inc. Class A	151,571	10,765
Olin Corp.	528,789	10,449
Scotts Miracle-Gro Co.	321,964	10,438
Texas Industries, Inc.	165,591	9,954
Temple-Inland Inc.	756,247	9,619
* Hecla Mining Co.	860,120	9,599
Sensient Technologies Corp.	322,675	9,516
H.B. Fuller Co.	427,323	8,722
Titanium Metals Corp.	579,336	8,719
Silgan Holdings, Inc.	174,619	8,666
Minerals Technologies, Inc.	137,855	8,657
* Rockwood Holdings, Inc.	263,053	8,620
Rock-Tenn Co.	264,300	7,921
Worthington Industries, Inc.	465,781	7,858
* RTI International Metals, Inc.	165,601	7,487
NewMarket Corp.	98,501	7,432
Kaiser Aluminum Corp.	103,566	7,177
Louisiana-Pacific Corp.	731,927	6,719
Arch Chemicals, Inc.	170,210	6,342
Royal Gold, Inc.	209,095	6,308
*^ Stillwater Mining Co.	342,229	5,294
Koppers Holdings, Inc.	118,989	5,272
*^ Apex Silver Mines Ltd.	425,614	5,158
Glatfelter	339,936	5,136
Deltic Timber Corp.	88,169	4,911
*^ Zoltek Cos., Inc.	184,323	4,888
* PolyOne Corp.	723,487	4,609
AMCOL International Corp.	142,129	4,439
Ferro Corp.	279,049	4,147
*^ Headwaters Inc.	310,527	4,096
*^ Calgon Carbon Corp.	260,424	3,919
* Haynes International, Inc.	68,491	3,759
* Brush Engineered Materials Inc.	135,116	3,468
Quaker Chemical Corp.	110,507	3,458
*^ AbitibiBowater, Inc.	252,521	3,260
A. Schulman Inc.	155,788	3,198
Innospec, Inc.	149,696	3,174
Olympic Steel, Inc.	68,126	3,072
Zep, Inc.	187,281	3,038
Neenah Paper Inc.	113,478	2,925
Wausau Paper Corp.	342,695	2,831
A.M. Castle & Co.	104,600	2,824
* Buckeye Technology, Inc.	243,066	2,713
Balchem Corp.	108,969	2,498
* General Moly, Inc.	311,842	2,492
Myers Industries, Inc.	187,919	2,467
Schweitzer-Mauduit International, Inc.	103,778	2,401
*^ Altair Nanotechnology Inc.	883,693	2,333
^ Great Northern Iron Ore Properties	15,893	2,111
*^ Esmark, Inc.	186,660	2,109
* Omnova Solutions Inc.	506,203	2,020
* Graphic Packaging Holding Co.	679,559	1,984
Spartech Corp.	225,145	1,902
Penford Corp.	86,820	1,887
*^ Flotek Industries, Inc.	117,270	1,711
^ NL Industries, Inc.	153,035	1,671
^ American Vanguard Corp.	98,264	1,635
* GenTek, Inc.	48,028	1,445
Stepan Co.	37,453	1,432
Westlake Chemical Corp.	105,959	1,383
* Maxxam Inc.	40,462	1,295
* Universal Stainless & Alloy Products, Inc.	41,982	1,247
* AEP Industries, Inc.	38,793	1,175
* Landec Corp.	135,483	1,142
* American Pacific Corp.	71,054	1,135
* LSB Industries, Inc.	69,991	1,032
* ICO, Inc.	126,573	878
* Mercer International Inc.	120,110	837
Hawkins, Inc.	53,520	814
Sims Group Ltd. ADR	29,287	806
Tronox Inc.	176,881	706
* Material Sciences Corp.	88,353	686
U.S. Energy Corp.	186,899	626
Chesapeake Corp. of Virginia	129,380	622
* Allied Nevada Gold Corp.	119,893	619
Georgia Gulf Corp.	89,059	617
* U.S. Concrete, Inc.	161,962	615
Tronox Inc. Class B	152,929	596
*^ Nonophase Technologies Corp.	157,355	510
*^ Constar International Inc.	158,121	414
* U.S. Gold Corp.	129,100	328
* Peak International Ltd.	88,800	170
* Caraustar Industries, Inc.	123,736	167
Innophos Holdings Inc.	9,300	150
* Continental Materials Corp.	3,500	82
* Rock of Ages Corp.	17,900	71
* General Chemical Group Inc.	1	-

		4,155,217

Telecommunication Services (3.1%)
AT&T Inc.	43,073,774	1,649,726
Verizon Communications Inc.	20,527,749	748,236
Sprint Nextel Corp.	19,679,879	131,658
* American Tower Corp. Class A	2,874,651	112,715
* Crown Castle International Corp.	1,924,403	66,373
Qwest Communications International Inc.	10,896,226	49,360
Embarq Corp.	1,085,878	43,544
Windstream Corp.	3,388,812	40,496
* NII Holdings Inc.	1,230,977	39,120
CenturyTel, Inc.	744,804	24,757
Citizens Communications Co.	2,331,248	24,455
*^ Level 3 Communications, Inc.	10,931,624	23,175
* Metropcs Communications Inc.	1,236,286	21,017
* SBA Communications Corp.	675,960	20,164
Telephone & Data Systems, Inc.	496,691	19,505
*^ Leap Wireless International, Inc.	388,659	18,112
* Time Warner Telecom Inc.	885,132	13,711
Telephone & Data Systems, Inc. - Special Common Shares	254,530	9,494
* Cincinnati Bell Inc.	1,768,770	7,535
* Premiere Global Services, Inc.	455,888	6,537
* U.S. Cellular Corp.	116,207	6,391
* Cogent Communications Group, Inc.	323,663	5,926
* Centennial Communications Corp. Class A	731,771	4,325
* Syniverse Holdings Inc.	250,012	4,165
Alaska Communications Systems Holdings, Inc.	333,735	4,085
Iowa Telecommunications Services Inc.	208,914	3,704
* Rural Cellular Corp. Class A	82,997	3,671
NTELOS Holdings Corp.	146,847	3,554
Consolidated Communications Holdings, Inc.	203,161	3,074
* Cbeyond Inc.	152,578	2,867
FairPoint Communications, Inc.	274,421	2,475
* TerreStar Corp.	446,202	2,177
* Global Crossing Ltd.	143,290	2,172
*^ Fibertower Corp.	1,177,695	2,073
iPCS, Inc.	88,414	2,064
Atlantic Tele-Network, Inc.	58,478	1,978
*^ Clearwire Corp.	131,800	1,952
* General Communication, Inc.	307,699	1,889
Shenandoah Telecommunications Co.	126,452	1,877
* Covad Communications Group, Inc.	1,693,095	1,642
SureWest Communications	100,414	1,552
*^ Vonage Holdings Corp.	831,542	1,538
IDT Corp. Class B	349,725	1,353
Hickory Tech Corp.	148,940	1,217
USA Mobility, Inc.	158,195	1,130
Arbinet Holdings, Inc.	246,530	1,033
* Kratos Defense & Security Inc.	557,521	1,015
* iBasis, Inc.	247,286	1,014
* PAETEC Holding Corp.	144,912	965
Warwick Valley Telephone Co.	74,807	884
*^ 8X8 Inc.	702,436	688
D&E Communications, Inc.	60,205	536
* LCC International, Inc. Class A	297,276	467
*^ Globalstar, Inc.	39,600	289
IDT Corp.	64,834	217
* Metro One Telecommunications, Inc.	27,606	22

		3,145,671

Utilities (3.8%)
Exelon Corp.	4,687,325	380,939
Southern Co.	5,394,092	192,084
FPL Group, Inc.	2,746,644	172,324
Dominion Resources, Inc.	4,136,427	168,932
Duke Energy Corp.	8,956,269	159,869
Entergy Corp.	1,380,287	150,562
FirstEnergy Corp.	2,164,676	148,540
Public Service Enterprise Group, Inc.	3,612,048	145,168
PPL Corp.	2,643,438	121,387
American Electric Power Co., Inc.	2,841,001	118,271
Constellation Energy Group, Inc.	1,283,081	113,258
Edison International	2,198,293	107,760
PG&E Corp.	2,554,667	94,063
Sempra Energy	1,763,298	93,949
* AES Corp.	4,753,657	79,243
Consolidated Edison Inc.	1,928,464	76,560
Progress Energy, Inc.	1,748,885	72,929
Questar Corp.	1,226,853	69,391
* Mirant Corp.	1,819,857	66,225
Ameren Corp.	1,477,379	65,064
* NRG Energy, Inc.	1,610,608	62,798
Allegheny Energy, Inc.	1,180,687	59,625
Xcel Energy, Inc.	2,982,104	59,493
* Reliant Energy, Inc.	2,445,474	57,835
Equitable Resources, Inc.	820,843	48,348
DTE Energy Co.	1,162,875	45,224
Wisconsin Energy Corp.	830,645	36,540
Pepco Holdings, Inc.	1,376,294	34,022
NiSource, Inc.	1,947,354	33,572
ONEOK, Inc.	699,883	31,236
CenterPoint Energy Inc.	2,169,337	30,956
Energen Corp.	484,415	30,179
SCANA Corp.	787,321	28,800
MDU Resources Group, Inc.	1,165,936	28,624
* Dynegy, Inc.	3,556,847	28,063
Alliant Energy Corp.	783,616	27,434
Energy East Corp.	1,124,247	27,117
Northeast Utilities	1,100,891	27,016
National Fuel Gas Co.	563,194	26,588
Integrys Energy Group, Inc.	541,733	25,266
Pinnacle West Capital Corp.	713,005	25,012
TECO Energy, Inc.	1,496,445	23,868
NSTAR	758,665	23,086
CMS Energy Corp.	1,601,629	21,686
Puget Energy, Inc.	832,338	21,533
Sierra Pacific Resources	1,659,898	20,965
DPL Inc.	806,567	20,680
OGE Energy Corp.	651,965	20,322
UGI Corp. Holding Co.	757,972	18,889
AGL Resources Inc.	544,060	18,672
ITC Holdings Corp.	344,650	17,942
^ Aqua America, Inc.	947,363	17,791
Southern Union Co.	726,655	16,909
Atmos Energy Corp.	638,205	16,274
Westar Energy, Inc.	712,007	16,212
Great Plains Energy, Inc.	612,630	15,101
Vectren Corp.	544,363	14,605
Hawaiian Electric Industries Inc.	590,918	14,105
^ Piedmont Natural Gas, Inc.	527,836	13,861
WGL Holdings Inc.	353,415	11,330
Nicor Inc.	323,102	10,827
^ IDACORP, Inc.	321,464	10,322
Portland General Electric Co.	446,812	10,076
Black Hills Corp.	270,390	9,675
Cleco Corp.	429,400	9,524
New Jersey Resources Corp.	299,727	9,307
* Aquila, Inc.	2,689,111	8,632
Southwest Gas Corp.	303,949	8,498
Northwest Natural Gas Co.	188,640	8,195
South Jersey Industries, Inc.	210,874	7,404
Avista Corp.	376,820	7,371
* El Paso Electric Co.	344,007	7,351
ALLETE, Inc.	187,720	7,250
Otter Tail Corp.	201,828	7,143
PNM Resources Inc.	544,342	6,788
NorthWestern Corp.	268,613	6,546
UIL Holdings Corp.	184,333	5,554
UniSource Energy Corp.	244,799	5,449
^ California Water Service Group	137,945	5,263
American States Water Co.	142,892	5,144
Ormat Technologies Inc.	118,480	5,096
MGE Energy, Inc.	134,603	4,585
The Laclede Group, Inc.	123,499	4,400
CH Energy Group, Inc.	104,895	4,080
Empire District Electric Co.	197,010	3,989
EnergySouth, Inc.	68,205	3,560
^ SJW Corp.	121,679	3,479
Central Vermont Public Service Corp.	95,963	2,293
^ Consolidated Water Co., Ltd.	96,557	2,127
Connecticut Water Services, Inc.	87,541	2,072
Southwest Water Co.	178,413	1,975
Middlesex Water Co.	96,527	1,753
Chesapeake Utilities Corp.	53,444	1,584
The York Water Co.	72,058	1,080
*^ Cadiz Inc.	48,922	752
* Maine & Maritimes Corp.	23,984	667
Unitil Corp.	14,907	402
* Renegy Holdings, Inc.	10,943	47

		3,914,357

Other (0.0%)
1 Miscellaneous Securities		30,578

Total Common Stocks
(Cost $91,626,875)		101,426,367

Temporary Cash Investments (2.7%)

Money Market Fund (2.6%)
2 Vanguard Market Liquidity Fund, 2.800%	2,681,440,388	2,681,440
	Face
	Amount
	($000)

U.S. Government & Agency Obligation (0.1%)
3 Federal Home Loan Bank
4 2.738%, 5/16/08	28,000	27,925
3 Federal National Mortgage Assn.
4 2.712%, 4/30/08	20,000	19,966

Total Temporary Cash Investments
(Cost $2,729,302)		2,729,331

Total Investments (102.2%)
(Cost $94,356,177)		104,155,698

Other Assets and Liabilities - Net (-2.2%)		(2,225,922)

Net Assets (100%)		101,929,776

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $47,891,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $94,064,014,000. Net unrealized appreciation of investment securities for tax purposes was $10,091,684,000, consisting of unrealized gains of $20,057,414,000 on securities that had risen in value since their purchase and $9,965,730,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1,369	453,139	4,145
S&P Midcap 400 Index	79	30,869	610
Russell 2000 Index	24	8,280	192
E-mini S&P 500 Index	80	5,296	(117)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities. Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	104,107,602	4,830

Level 2- Other Significant Observable Inputs	48,096	-

Level 3- Significant Unobservable Inputs	-	-

Total	104,155,698	4,830

Vanguard Value Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (6.2%)
Time Warner, Inc.	6,582,529	92,287
Home Depot, Inc.	3,073,439	85,964
McDonald's Corp.	1,076,850	60,056
Carnival Corp.	795,665	32,209
Clear Channel Communications, Inc.	861,884	25,184
CBS Corp.	1,082,659	23,905
The Gap, Inc.	1,016,962	20,014
Fortune Brands, Inc.	279,945	19,456
Macy's Inc.	788,094	18,173
^ General Motors Corp.	824,118	15,699
Mattel, Inc.	667,955	13,292
VF Corp.	160,331	12,427
H & R Block, Inc.	595,061	12,353
Genuine Parts Co.	305,805	12,300
Gannett Co., Inc.	422,738	12,281
Whirlpool Corp.	140,755	12,215
Newell Rubbermaid, Inc.	508,723	11,635
Sherwin-Williams Co.	194,492	9,927
Eastman Kodak Co.	524,843	9,274
BorgWarner, Inc.	211,360	9,095
^ Royal Caribbean Cruises, Ltd.	251,659	8,280
D. R. Horton, Inc.	516,820	8,140
Darden Restaurants Inc.	245,735	7,999
Black & Decker Corp.	113,902	7,529
Ross Stores, Inc.	249,522	7,476
* IAC/InterActiveCorp	352,947	7,327
*^ Mohawk Industries, Inc.	99,437	7,121
Hasbro, Inc.	254,902	7,112
Autoliv, Inc.	138,284	6,942
Washington Post Co. Class B	10,476	6,930
E.W. Scripps Co. Class A	160,833	6,757
Wyndham Worldwide Corp.	323,646	6,693
Limited Brands, Inc.	376,883	6,445
The Stanley Works	134,648	6,412
Advance Auto Parts, Inc.	184,206	6,272
* Toll Brothers, Inc.	242,224	5,687
Tiffany & Co.	123,481	5,166
J.C. Penney Co., Inc. (Holding Co.)	134,051	5,055
Leggett & Platt, Inc.	309,040	4,713
* Interpublic Group of Cos., Inc.	556,847	4,683
^ New York Times Co. Class A	247,184	4,667
Virgin Media Inc.	328,825	4,627
Lennar Corp. Class A	234,511	4,411
* Expedia, Inc.	176,536	3,864
* AutoNation, Inc.	250,708	3,753
RadioShack Corp.	226,269	3,677
Wendy's International, Inc.	158,991	3,666
Brinker International, Inc.	191,487	3,552
KB Home	138,544	3,426
Foot Locker, Inc.	280,764	3,305
Liz Claiborne, Inc.	180,802	3,282
American Eagle Outfitters, Inc.	175,655	3,076
Family Dollar Stores, Inc.	121,326	2,366
Boyd Gaming Corp.	104,262	2,085
Pulte Homes, Inc.	139,243	2,026
Centex Corp.	77,449	1,875
Idearc Inc.	267,791	975
* R.H. Donnelley Corp.	64,160	325

		695,443

Consumer Staples (9.9%)
The Procter & Gamble Co.	2,827,862	198,148
Philip Morris International Inc.	3,833,326	193,890
The Coca-Cola Co.	2,462,064	149,866
Kraft Foods Inc.	2,817,645	87,375
Altria Group, Inc.	3,835,826	85,155
Kimberly-Clark Corp.	770,509	49,736
General Mills, Inc.	611,956	36,644
H.J. Heinz Co.	577,424	27,122
Safeway, Inc.	806,088	23,659
Anheuser-Busch Cos., Inc.	467,532	22,184
ConAgra Foods, Inc.	887,932	21,266
^ Bunge Ltd.	220,128	19,125
Reynolds American Inc.	322,201	19,020
Sara Lee Corp.	1,318,026	18,426
UST, Inc.	285,200	15,549
The Kroger Co.	588,864	14,957
Molson Coors Brewing Co. Class B	237,404	12,480
Coca-Cola Enterprises, Inc.	485,881	11,758
SuperValu Inc.	384,584	11,530
Kellogg Co.	175,578	9,228
The Pepsi Bottling Group, Inc.	244,296	8,284
Tyson Foods, Inc.	493,473	7,871
McCormick & Co., Inc.	209,232	7,735
Carolina Group	98,937	7,178
The Clorox Co.	125,924	7,132
Campbell Soup Co.	209,431	7,110
* Constellation Brands, Inc. Class A	348,669	6,161
Hormel Foods Corp.	136,570	5,690
* Smithfield Foods, Inc.	207,378	5,342
Brown-Forman Corp. Class B	63,129	4,180
The Estee Lauder Cos. Inc. Class A	68,800	3,155
PepsiAmericas, Inc.	118,385	3,022
Dean Foods Co.	96,321	1,935

		1,101,913

Energy (16.7%)
ExxonMobil Corp.	9,949,811	841,555
Chevron Corp.	3,845,153	328,222
ConocoPhillips Co.	2,767,302	210,896
Devon Energy Corp.	769,930	80,327
Apache Corp.	605,734	73,185
Marathon Oil Corp.	1,293,326	58,976
Anadarko Petroleum Corp.	849,201	53,525
Hess Corp.	523,540	46,166
Spectra Energy Corp.	1,151,958	26,207
Noble Energy, Inc.	312,461	22,747
El Paso Corp.	1,276,646	21,243
Murphy Oil Corp.	212,781	17,478
Valero Energy Corp.	350,701	17,223
* Newfield Exploration Co.	238,395	12,599
Pioneer Natural Resources Co.	217,745	10,696
* Nabors Industries, Inc.	257,864	8,708
Cimarex Energy Co.	150,180	8,221
Tesoro Corp.	249,066	7,472
Sunoco, Inc.	139,313	7,310
Patterson-UTI Energy, Inc.	183,929	4,815
Rowan Cos., Inc.	101,256	4,170
* Plains Exploration & Production Co.	71,868	3,819

		1,865,560

Financials (26.9%)
Bank of America Corp.	8,082,685	306,415
JPMorgan Chase & Co.	6,117,157	262,732
Citigroup, Inc.	9,410,373	201,570
American International Group, Inc.	3,925,986	169,799
Wells Fargo & Co.	5,803,292	168,876
U.S. Bancorp	3,144,035	101,741
Wachovia Corp.	3,600,532	97,214
MetLife, Inc.	1,348,897	81,285
Morgan Stanley	1,739,411	79,491
The Goldman Sachs Group, Inc.	423,637	70,065
Merrill Lynch & Co., Inc.	1,476,241	60,142
The Travelers Cos., Inc.	1,174,452	56,198
The Allstate Corp.	987,385	47,454
Fannie Mae	1,775,566	46,733
The Hartford Financial Services Group Inc.	571,573	43,308
Prudential Financial, Inc.	535,147	41,875
PNC Financial Services Group	620,210	40,667
Capital One Financial Corp.	762,299	37,520
The Chubb Corp.	699,076	34,590
SunTrust Banks, Inc.	602,515	33,223
ACE Ltd.	600,401	33,058
BB&T Corp.	1,000,834	32,087
Loews Corp.	771,836	31,043
Lehman Brothers Holdings, Inc.	820,731	30,892
Freddie Mac	1,205,036	30,512
Lincoln National Corp.	490,482	25,505
Regions Financial Corp.	1,266,399	25,011
Marsh & McLennan Cos., Inc.	947,747	23,078
Ameriprise Financial, Inc.	422,071	21,884
Vornado Realty Trust REIT	249,424	21,503
Equity Residential REIT	493,393	20,471
Boston Properties, Inc. REIT	217,356	20,012
Aon Corp.	477,922	19,213
Simon Property Group, Inc. REIT	202,975	18,858
Fifth Third Bancorp	872,459	18,252
Genworth Financial Inc.	798,344	18,075
Kimco Realty Corp. REIT	414,027	16,217
^ Washington Mutual, Inc.	1,570,269	16,174
KeyCorp	728,851	15,998
Hudson City Bancorp, Inc.	900,065	15,913
Host Hotels & Resorts Inc. REIT	951,002	15,140
Unum Group	656,931	14,459
HCP, Inc. REIT	426,721	14,427
Avalonbay Communities, Inc. REIT	143,342	13,835
Leucadia National Corp.	303,800	13,738
Plum Creek Timber Co. Inc. REIT	313,677	12,767
Annaly Mortgage Management Inc. REIT	824,344	12,629
^ American Capital Strategies, Ltd.	341,961	11,681
Assurant, Inc.	182,422	11,102
Ventas, Inc. REIT	243,177	10,921
National City Corp.	1,096,275	10,908
People's United Financial Inc.	627,720	10,866
M & T Bank Corp.	130,325	10,489
Cincinnati Financial Corp.	272,134	10,352
Everest Re Group, Ltd.	114,434	10,245
Torchmark Corp.	168,161	10,108
AMB Property Corp. REIT	180,401	9,817
Marshall & Ilsley Corp.	422,086	9,792
New York Community Bancorp, Inc.	530,659	9,669
Comerica, Inc.	275,076	9,650
XL Capital Ltd. Class A	324,980	9,603
Developers Diversified Realty Corp. REIT	223,612	9,365
The Macerich Co. REIT	132,196	9,289
Zions Bancorp	194,602	8,864
SL Green Realty Corp. REIT	108,094	8,806
Willis Group Holdings Ltd.	260,503	8,756
Axis Capital Holdings Ltd.	248,138	8,432
Northern Trust Corp.	126,317	8,396
Regency Centers Corp. REIT	126,653	8,202
Federal Realty Investment Trust REIT	103,350	8,056
W.R. Berkley Corp.	283,966	7,863
PartnerRe Ltd.	101,410	7,738
General Growth Properties Inc. REIT	199,990	7,634
* Markel Corp.	17,243	7,586
White Mountains Insurance Group Inc.	15,759	7,564
Safeco Corp.	172,370	7,564
Fidelity National Financial, Inc. Class A	372,534	6,829
Huntington Bancshares Inc.	634,218	6,818
Sovereign Bancorp, Inc.	701,476	6,538
* Arch Capital Group Ltd.	94,395	6,482
RenaissanceRe Holdings Ltd.	122,351	6,351
Apartment Investment & Management Co. Class A REIT	174,000	6,231
Duke Realty Corp. REIT	264,629	6,036
UDR, Inc. REIT	244,032	5,984
Associated Banc-Corp.	219,597	5,848
Hospitality Properties Trust REIT	171,437	5,832
^ Countrywide Financial Corp.	1,054,934	5,802
^ Popular, Inc.	483,979	5,643
Synovus Financial Corp.	479,579	5,304
Liberty Property Trust REIT	166,372	5,176
^ Allied Capital Corp.	280,829	5,176
Old Republic International Corp.	398,196	5,141
Camden Property Trust REIT	101,193	5,080
UnionBanCal Corp.	100,822	4,948
Protective Life Corp.	121,138	4,913
First American Corp.	141,581	4,805
Weingarten Realty Investors REIT	139,151	4,792
HCC Insurance Holdings, Inc.	208,851	4,739
Commerce Bancshares, Inc.	111,493	4,686
^ The St. Joe Co.	108,899	4,675
Astoria Financial Corp.	157,829	4,287
MBIA, Inc.	345,785	4,225
CIT Group Inc.	344,891	4,087
Nationwide Financial Services, Inc.	85,909	4,062
Raymond James Financial, Inc.	174,558	4,011
TCF Financial Corp.	207,399	3,717
City National Corp.	74,282	3,674
iStar Financial Inc. REIT	243,372	3,415
Federated Investors, Inc.	83,368	3,265
^ First Horizon National Corp.	229,724	3,218
American Financial Group, Inc.	125,837	3,216
Transatlantic Holdings, Inc.	48,190	3,197
Unitrin, Inc.	82,694	2,922
^ Colonial BancGroup, Inc.	264,807	2,550
CapitalSource Inc. REIT	250,813	2,425
BOK Financial Corp.	43,024	2,247
Forest City Enterprise Class A	56,905	2,094
Bear Stearns Co., Inc.	199,434	2,092
Student Loan Corp.	7,371	729
Toronto Dominion Bank	2,178	134

		2,994,363

Health Care (11.5%)
Johnson & Johnson	5,211,528	338,072
Pfizer Inc.	12,437,766	260,322
Merck & Co., Inc.	3,963,805	150,426
Wyeth	2,438,732	101,842
Abbott Laboratories	1,828,869	100,862
Eli Lilly & Co.	1,859,105	95,911
Bristol-Myers Squibb Co.	3,603,215	76,749
* Boston Scientific Corp.	2,444,094	31,456
Covidien Ltd.	586,517	25,953
* Forest Laboratories, Inc.	369,091	14,767
* Hospira, Inc.	186,076	7,958
* Invitrogen Corp.	84,726	7,242
CIGNA Corp.	177,817	7,214
^ Mylan Inc.	551,805	6,401
AmerisourceBergen Corp.	153,258	6,281
* Barr Pharmaceuticals Inc.	120,942	5,843
* Community Health Systems, Inc.	173,806	5,835
Hillenbrand Industries, Inc.	107,035	5,116
Applera Corp.-Applied Biosystems Group	152,803	5,021
Beckman Coulter, Inc.	74,201	4,790
Quest Diagnostics, Inc.	104,764	4,743
* Charles River Laboratories, Inc.	80,284	4,732
* Lincare Holdings, Inc.	145,632	4,094
Omnicare, Inc.	221,274	4,018
* King Pharmaceuticals, Inc.	444,224	3,865

		1,279,513

Industrials (10.2%)
General Electric Co.	18,404,457	681,149
Union Pacific Corp.	454,309	56,961
Northrop Grumman Corp.	585,463	45,555
Norfolk Southern Corp.	705,306	38,312
Emerson Electric Co.	716,852	36,889
Waste Management, Inc.	926,063	31,079
L-3 Communications Holdings, Inc.	228,973	25,036
Ingersoll-Rand Co.	496,424	22,131
Parker Hannifin Corp.	306,211	21,211
Dover Corp.	361,817	15,117
Rockwell Automation, Inc.	258,097	14,820
Pitney Bowes, Inc.	394,695	13,822
Masco Corp.	671,577	13,317
Cooper Industries, Inc. Class A	327,902	13,165
Goodrich Corp.	216,146	12,431
R.R. Donnelley & Sons Co.	390,832	11,846
SPX Corp.	95,565	10,025
Republic Services, Inc. Class A	340,278	9,950
W.W. Grainger, Inc.	122,725	9,375
Avery Dennison Corp.	174,815	8,610
Manpower Inc.	147,656	8,307
Cintas Corp.	260,690	7,440
* Allied Waste Industries, Inc.	609,586	6,590
Pentair, Inc.	171,918	5,484
Oshkosh Truck Corp.	134,873	4,893
* Delta Air Lines Inc.	489,034	4,206
Pall Corp.	111,579	3,913
*^ USG Corp.	87,910	3,237
* Owens Corning Inc.	142,918	2,591

		1,137,462

Information Technology (1.9%)
Tyco Electronics Ltd.	906,142	31,099
Xerox Corp.	1,093,635	16,372
Electronic Data Systems Corp.	932,256	15,522
* Flextronics International Ltd.	1,514,636	14,222
Fidelity National Information Services, Inc.	353,179	13,470
* Computer Sciences Corp.	316,948	12,928
Microchip Technology, Inc.	390,156	12,770
Xilinx, Inc.	535,375	12,715
* Western Digital Corp.	400,710	10,835
Seagate Technology	484,727	10,150
* Arrow Electronics, Inc.	223,236	7,512
* Teradata Corp.	330,159	7,283
Intersil Corp.	238,849	6,131
* Avnet, Inc.	177,249	5,801
* Cadence Design Systems, Inc.	488,469	5,217
* BEA Systems, Inc.	253,389	4,852
* Ingram Micro, Inc. Class A	282,223	4,468
* LSI Corp.	838,249	4,149
* Tellabs, Inc.	758,275	4,133
Molex, Inc. Class A	142,543	3,116
National Semiconductor Corp.	167,898	3,076
* Lexmark International, Inc.	86,154	2,647
* Hewitt Associates, Inc.	61,729	2,455
AVX Corp.	92,904	1,190
Jabil Circuit, Inc.	119,272	1,128

		213,241

Materials (3.6%)
E.I. du Pont de Nemours & Co.	1,637,483	76,569
Dow Chemical Co.	1,720,193	63,389
Alcoa Inc.	1,544,348	55,689
United States Steel Corp.	215,098	27,290
Weyerhaeuser Co.	381,460	24,810
International Paper Co.	740,287	20,136
PPG Industries, Inc.	298,024	18,033
Air Products & Chemicals, Inc.	137,226	12,625
Rohm & Haas Co.	231,708	12,531
Eastman Chemical Co.	147,689	9,223
MeadWestvaco Corp.	336,730	9,166
Vulcan Materials Co.	127,963	8,497
Sealed Air Corp.	294,592	7,438
Sigma-Aldrich Corp.	118,318	7,058
Lubrizol Corp.	124,757	6,925
* Domtar Corp.	939,114	6,414
Celanese Corp. Series A	160,824	6,280
International Flavors & Fragrances, Inc.	132,994	5,858
Sonoco Products Co.	171,965	4,923
Ashland, Inc.	103,111	4,877
Bemis Co., Inc.	182,830	4,649
* Smurfit-Stone Container Corp.	464,698	3,578
Steel Dynamics, Inc.	104,520	3,453
Huntsman Corp.	141,387	3,330
* Pactiv Corp.	118,768	3,113

		405,854

Telecommunication Services (6.2%)
AT&T Inc.	11,040,864	422,865
Verizon Communications Inc.	5,263,663	191,861
Sprint Nextel Corp.	5,044,018	33,745
Embarq Corp.	278,314	11,160
Windstream Corp.	869,321	10,388
CenturyTel, Inc.	191,394	6,362
Citizens Communications Co.	598,098	6,274
Telephone & Data Systems, Inc.	96,216	3,778
Telephone & Data Systems, Inc. - Special Common Shares	96,063	3,583
*^ Level 3 Communications, Inc.	978,354	2,074

		692,090

Utilities (6.9%)
Exelon Corp.	1,201,964	97,684
Southern Co.	1,383,072	49,251
FPL Group, Inc.	704,403	44,194
Dominion Resources, Inc.	1,060,630	43,316
Duke Energy Corp.	2,296,474	40,992
Entergy Corp.	354,069	38,622
FirstEnergy Corp.	555,243	38,101
Public Service Enterprise Group, Inc.	926,269	37,227
PPL Corp.	677,997	31,134
American Electric Power Co., Inc.	728,681	30,335
Edison International	563,900	27,642
PG&E Corp.	655,551	24,137
Sempra Energy	452,054	24,085
Consolidated Edison Inc.	494,836	19,645
Progress Energy, Inc.	448,153	18,688
* Mirant Corp.	466,061	16,960
Ameren Corp.	378,604	16,674
Xcel Energy, Inc.	764,349	15,249
DTE Energy Co.	298,216	11,598
* Reliant Energy, Inc.	407,788	9,644
Wisconsin Energy Corp.	213,071	9,373
Questar Corp.	157,562	8,912
Pepco Holdings, Inc.	353,252	8,732
NiSource, Inc.	499,769	8,616
ONEOK, Inc.	179,647	8,018
CenterPoint Energy Inc.	556,400	7,940
SCANA Corp.	202,067	7,392
MDU Resources Group, Inc.	298,490	7,328
Alliant Energy Corp.	200,781	7,029
Energy East Corp.	287,806	6,942
Northeast Utilities	282,813	6,940
Integrys Energy Group, Inc.	138,670	6,468
Pinnacle West Capital Corp.	182,506	6,402
Equitable Resources, Inc.	105,044	6,187
TECO Energy, Inc.	382,971	6,108
NSTAR	194,342	5,914
DPL Inc.	206,393	5,292
* Dynegy, Inc.	591,431	4,666
Energen Corp.	61,920	3,858

		767,295

Total Common Stocks
(Cost $10,758,722)		11,152,734

Temporary Cash Investment (0.6%)

1 Vanguard Market Liquidity Fund, 2.800%	69,093,061	69,093
(Cost $69,093)

Total Investments (100.6%)
(Cost $10,827,815)		11,221,827

Other Assets and Liabilities - Net (-0.6%)		(66,988)

Net Assets (100%)		11,154,839

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2008, the cost of investment securities for tax purposes was $10,827,815,000. Net unrealized appreciation of investment securities for tax purposes was $394,012,000, consisting of unrealized gains of $1,597,661,000 on securities that had risen in value since their purchase and $1,203,649,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Large Cap Growth Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (11.8%)
The Walt Disney Co.	4,415,026	138,543
Target Corp.	1,927,113	97,666
News Corp., Class A	4,433,978	83,137
Lowe's Cos., Inc.	3,589,074	82,333
McDonald's Corp.	1,443,832	80,523
Comcast Corp. Special Class A	3,706,360	70,310
Comcast Corp. Class A	3,520,169	68,080
NIKE, Inc. Class B	907,428	61,705
* Viacom Inc. Class B	1,388,432	55,010
* Amazon.com, Inc.	756,942	53,970
Johnson Controls, Inc.	1,449,769	49,002
Yum! Brands, Inc.	1,241,781	46,207
* DIRECTV Group, Inc.	1,696,191	42,049
Staples, Inc.	1,726,396	38,171
Best Buy Co., Inc.	866,950	35,944
TJX Cos., Inc.	1,085,468	35,896
Omnicom Group Inc.	798,199	35,264
* Kohl's Corp.	737,145	31,616
* Starbucks Corp.	1,783,589	31,213
International Game Technology	770,177	30,969
The McGraw-Hill Cos., Inc.	803,360	29,684
Marriott International, Inc. Class A	808,226	27,771
* Liberty Media Corp.	1,202,812	27,232
* Coach, Inc.	898,933	27,103
Starwood Hotels & Resorts Worldwide, Inc.	486,135	25,157
* Ford Motor Co.	4,233,032	24,213
* Liberty Media Corp.-Interactive Series A	1,413,325	22,811
Harley-Davidson, Inc.	589,459	22,105
News Corp., Class B	1,072,474	20,420
* Liberty Global, Inc. Series C	612,103	19,881
* Las Vegas Sands Corp.	260,058	19,151
* Bed Bath & Beyond, Inc.	646,524	19,072
*^ Sears Holdings Corp.	184,847	18,871
* GameStop Corp. Class A	353,672	18,288
*^ Garmin Ltd.	291,143	15,725
Tim Hortons, Inc.	457,203	15,568
Wynn Resorts Ltd.	153,496	15,448
Abercrombie & Fitch Co.	210,078	15,365
* Apollo Group, Inc. Class A	345,265	14,915
Nordstrom, Inc.	453,465	14,783
* DISH Network Corp.	510,455	14,665
* MGM Mirage, Inc.	243,844	14,331
* Discovery Holding Co. Class A	657,213	13,946
* AutoZone Inc.	110,916	12,626
J.C. Penney Co., Inc. (Holding Co.)	334,275	12,606
* Cablevision Systems NY Group Class A	563,784	12,082
* The Goodyear Tire & Rubber Co.	464,016	11,972
* Time Warner Cable, Inc.	440,444	11,002
*^ CarMax, Inc.	532,189	10,335
*^ Sirius Satellite Radio, Inc.	3,408,268	9,748
* Liberty Global, Inc. Class A	272,179	9,276
* XM Satellite Radio Holdings, Inc.	767,358	8,917
* Urban Outfitters, Inc.	283,747	8,895
Polo Ralph Lauren Corp.	142,233	8,291
* Penn National Gaming, Inc.	179,845	7,865
* O'Reilly Automotive, Inc.	267,023	7,615
* Office Depot, Inc.	666,429	7,364
Tiffany & Co.	165,655	6,931
WABCO Holdings Inc.	148,825	6,789
*^ Lamar Advertising Co. Class A	183,497	6,593
PetSmart, Inc.	314,258	6,423
* Dollar Tree,Inc.	232,456	6,413
Harman International Industries, Inc.	140,200	6,104
* NVR, Inc.	10,030	5,993
*^ Williams-Sonoma, Inc.	225,384	5,463
* Expedia, Inc.	236,984	5,188
Pulte Homes, Inc.	345,550	5,028
Centex Corp.	193,026	4,673
Guess ?, Inc.	115,026	4,655
Limited Brands, Inc.	271,758	4,647
* ITT Educational Services, Inc.	97,148	4,462
American Eagle Outfitters, Inc.	236,222	4,136
Weight Watchers International, Inc.	77,575	3,594
* Interpublic Group of Cos., Inc.	403,243	3,391
Virgin Media Inc.	238,105	3,350
*^ Crocs, Inc.	191,489	3,345
Family Dollar Stores, Inc.	163,104	3,180
* Career Education Corp.	222,640	2,832
* CTC Media, Inc.	92,825	2,576
* R.H. Donnelley Corp.	86,709	439

		1,868,912

Consumer Staples (11.0%)
Wal-Mart Stores, Inc.	5,866,683	309,057
PepsiCo, Inc.	3,930,114	283,754
The Procter & Gamble Co.	3,791,242	265,652
CVS/Caremark Corp.	3,605,887	146,074
The Coca-Cola Co.	1,777,337	108,186
Colgate-Palmolive Co.	1,244,592	96,966
Walgreen Co.	2,420,394	92,193
Costco Wholesale Corp.	1,059,759	68,853
Archer-Daniels-Midland Co.	1,412,607	58,143
Anheuser-Busch Cos., Inc.	1,164,576	55,259
Sysco Corp.	1,484,796	43,089
Avon Products, Inc.	1,047,684	41,425
Wm. Wrigley Jr. Co.	418,226	26,281
Kellogg Co.	437,591	23,000
The Kroger Co.	789,961	20,065
The Hershey Co.	385,581	14,525
* Energizer Holdings, Inc.	133,080	12,041
*^ Whole Foods Market, Inc.	340,219	11,217
Carolina Group	132,405	9,606
The Clorox Co.	169,153	9,581
Campbell Soup Co.	281,165	9,546
The Estee Lauder Cos. Inc. Class A	171,619	7,869
* Hansen Natural Corp.	168,933	5,963
Dean Foods Co.	240,435	4,830
Wm. Wrigley Jr. Co. Class B	62,668	3,898
*^ Bare Escentuals, Inc.	133,678	3,131
Brown-Forman Corp. Class B	45,677	3,025

		1,733,229

Energy (9.4%)
Schlumberger Ltd.	2,919,753	254,019
Occidental Petroleum Corp.	2,023,008	148,023
* Transocean, Inc.	761,321	102,931
Halliburton Co.	2,151,377	84,614
XTO Energy, Inc.	1,180,512	73,026
EOG Resources, Inc.	600,572	72,069
* Weatherford International Ltd.	823,433	59,674
Baker Hughes, Inc.	776,856	53,215
* National Oilwell Varco Inc.	870,770	50,836
Chesapeake Energy Corp.	1,099,218	50,729
Williams Cos., Inc.	1,449,098	47,791
Valero Energy Corp.	873,472	42,896
Peabody Energy Corp.	649,081	33,103
Noble Corp.	656,896	32,628
Smith International, Inc.	489,047	31,411
CONSOL Energy, Inc.	443,029	30,653
* Ultra Petroleum Corp.	371,976	28,828
* Southwestern Energy Co.	832,216	28,037
Range Resources Corp.	364,221	23,110
* Cameron International Corp.	533,888	22,231
ENSCO International, Inc.	353,614	22,143
BJ Services Co.	714,919	20,382
Diamond Offshore Drilling, Inc.	169,418	19,720
* FMC Technologies Inc.	317,530	18,064
* Denbury Resources, Inc.	596,347	17,026
* Grant Prideco, Inc.	310,145	15,265
Arch Coal, Inc.	349,285	15,194
* Pride International, Inc.	407,561	14,244
Murphy Oil Corp.	153,552	12,613
* Nabors Industries, Inc.	345,598	11,671
* Exterran Holdings, Inc.	152,380	9,835
* Plains Exploration & Production Co.	178,963	9,510
Frontier Oil Corp.	257,322	7,015
Rowan Cos., Inc.	135,924	5,597
Sunoco, Inc.	100,559	5,276
Patterson-UTI Energy, Inc.	132,335	3,465
* CNX Gas Corp.	73,716	2,380

		1,479,224

Financials (7.3%)
Bank of New York Mellon Corp.	2,780,090	116,013
American Express Co.	2,569,595	112,343
* Berkshire Hathaway Inc. Class B	23,678	105,909
AFLAC Inc.	1,191,007	77,356
State Street Corp.	942,940	74,492
CME Group, Inc.	119,766	56,182
The Goldman Sachs Group, Inc.	305,819	50,579
Charles Schwab Corp.	2,399,941	45,191
Franklin Resources Corp.	418,768	40,616
ProLogis REIT	628,795	37,011
The Principal Financial Group, Inc.	638,787	35,593
T. Rowe Price Group Inc.	612,540	30,627
Prudential Financial, Inc.	386,321	30,230
Public Storage, Inc. REIT	312,290	27,675
Progressive Corp. of Ohio	1,599,321	25,701
Simon Property Group, Inc. REIT	272,278	25,297
Invesco, Ltd.	973,578	23,716
Northern Trust Corp.	314,078	20,877
NYSE Euronext	323,493	19,963
Nymex Holdings Inc.	215,321	19,515
* SLM Corp.	1,259,469	19,333
Moody's Corp.	536,257	18,678
Legg Mason Inc.	322,838	18,072
* IntercontinentalExchange Inc.	135,890	17,734
Discover Financial Services	1,049,541	17,181
* Nasdaq Stock Market Inc.	338,183	13,074
* CB Richard Ellis Group, Inc.	505,704	10,943
* TD Ameritrade Holding Corp.	654,203	10,801
General Growth Properties Inc. REIT	267,922	10,227
Janus Capital Group Inc.	416,263	9,686
SEI Investments Co.	355,856	8,786
Eaton Vance Corp.	284,991	8,695
Brown & Brown, Inc.	292,133	5,077
Federated Investors, Inc.	111,822	4,379
TFS Financial Corp.	284,137	3,418
*^ The St. Joe Co.	78,431	3,367
Forest City Enterprise Class A	76,458	2,814

		1,157,151

Health Care (12.2%)
Medtronic, Inc.	2,778,161	134,380
* Gilead Sciences, Inc.	2,272,495	117,102
* Amgen, Inc.	2,655,504	110,947
UnitedHealth Group Inc.	3,154,817	108,400
* Genentech, Inc.	1,156,957	93,922
Baxter International, Inc.	1,548,042	89,508
Abbott Laboratories	1,320,647	72,834
* Celgene Corp.	1,047,285	64,188
* WellPoint Inc.	1,394,903	61,557
* Thermo Fisher Scientific, Inc.	1,025,583	58,294
* Medco Health Solutions, Inc.	1,305,946	57,187
Schering-Plough Corp.	3,954,573	56,985
Aetna Inc.	1,221,728	51,423
Becton, Dickinson & Co.	595,527	51,126
* Genzyme Corp.	649,430	48,408
Cardinal Health, Inc.	882,727	46,352
Stryker Corp.	701,540	45,635
* Zimmer Holdings, Inc.	573,105	44,622
* Biogen Idec Inc.	716,353	44,192
Allergan, Inc.	749,554	42,267
McKesson Corp.	706,622	37,006
* St. Jude Medical, Inc.	835,973	36,106
* Express Scripts Inc.	523,103	33,646
* Intuitive Surgical, Inc.	93,302	30,262
C.R. Bard, Inc.	248,737	23,978
* Laboratory Corp. of America Holdings	281,284	20,725
Covidien Ltd.	423,432	18,737
* Humana Inc.	413,596	18,554
CIGNA Corp.	442,949	17,970
* Hologic, Inc.	306,112	17,020
* Coventry Health Care Inc.	378,275	15,263
* Varian Medical Systems, Inc.	305,517	14,310
* Waters Corp.	245,287	13,662
DENTSPLY International Inc.	351,304	13,560
* Covance, Inc.	155,892	12,934
* Henry Schein, Inc.	218,693	12,553
* DaVita, Inc.	260,478	12,440
* Millennium Pharmaceuticals, Inc.	788,435	12,189
Quest Diagnostics, Inc.	261,175	11,823
Pharmaceutical Product Development, Inc.	261,288	10,948
* Forest Laboratories, Inc.	266,592	10,666
* Cephalon, Inc.	163,760	10,546
IMS Health, Inc.	473,718	9,953
* Patterson Cos.	273,389	9,924
* Amylin Pharmaceuticals, Inc.	329,150	9,614
* Millipore Corp.	133,197	8,979
AmerisourceBergen Corp.	204,973	8,400
* Health Net Inc.	269,079	8,288
* Endo Pharmaceuticals Holdings, Inc.	327,386	7,838
* Vertex Pharmaceuticals, Inc.	322,987	7,716
Applera Corp.-Applied Biosystems Group	205,416	6,750
* ImClone Systems, Inc.	147,460	6,255
* Cerner Corp.	166,009	6,189
* Kinetic Concepts, Inc.	131,883	6,097
* Hospira, Inc.	134,656	5,759
* Sepracor Inc.	272,866	5,326
* Warner Chilcott Ltd.	244,787	4,406
* Barr Pharmaceuticals Inc.	87,397	4,222
Beckman Coulter, Inc.	53,637	3,462
* Charles River Laboratories, Inc.	58,040	3,421
* WellCare Health Plans Inc.	86,636	3,374
Brookdale Senior Living Inc.	86,883	2,076

		1,932,276

Industrials (13.6%)
United Technologies Corp.	2,292,744	157,787
The Boeing Co.	1,797,697	133,695
3M Co.	1,654,266	130,935
United Parcel Service, Inc.	1,680,883	122,738
Caterpillar, Inc.	1,552,641	121,556
Honeywell International Inc.	1,732,038	97,722
Deere & Co.	1,075,214	86,490
Lockheed Martin Corp.	857,393	85,139
Burlington Northern Santa Fe Corp.	856,049	78,945
General Dynamics Corp.	835,028	69,616
Raytheon Co.	1,048,088	67,717
FedEx Corp.	717,243	66,467
CSX Corp.	1,026,463	57,554
Illinois Tool Works, Inc.	1,128,859	54,445
Tyco International, Ltd.	1,209,995	53,300
Emerson Electric Co.	961,125	49,459
Danaher Corp.	618,115	46,995
PACCAR, Inc.	854,407	38,448
Precision Castparts Corp.	337,156	34,417
Textron, Inc.	608,572	33,727
Fluor Corp.	215,924	30,480
* McDermott International, Inc.	549,799	30,140
Eaton Corp.	355,945	28,358
Expeditors International of Washington, Inc.	520,299	23,507
Rockwell Collins, Inc.	397,756	22,732
Southwest Airlines Co.	1,792,510	22,227
Cummins Inc.	473,728	22,180
* First Solar, Inc.	95,162	21,996
ITT Industries, Inc.	420,452	21,784
* Jacobs Engineering Group Inc.	294,971	21,707
C.H. Robinson Worldwide Inc.	393,547	21,409
Trane, Inc.	443,486	20,356
* Foster Wheeler Ltd.	350,840	19,865
Joy Global Inc.	263,730	17,185
* Terex Corp.	250,561	15,660
Flowserve Corp.	139,486	14,560
*^ Fastenal Co.	309,186	14,201
* AGCO Corp.	223,687	13,394
The Manitowoc Co., Inc.	316,931	12,931
Roper Industries Inc.	216,561	12,872
The Dun & Bradstreet Corp.	141,495	11,515
Ametek, Inc.	261,938	11,502
KBR Inc.	413,645	11,470
Harsco Corp.	205,608	11,387
Equifax, Inc.	321,886	11,099
* Stericycle, Inc.	212,282	10,933
* Quanta Services, Inc.	415,505	9,627
Robert Half International, Inc.	373,570	9,616
* Shaw Group, Inc.	198,073	9,337
* ChoicePoint Inc.	174,749	8,318
* Monster Worldwide Inc.	285,870	6,921
J.B. Hunt Transport Services, Inc.	216,938	6,818
*^ SunPower Corp. Class A	91,042	6,784
UAL Corp.	284,056	6,116
* Spirit Aerosystems Holdings Inc.	250,506	5,556
* AMR Corp.	608,206	5,486
Pall Corp.	149,576	5,246
* Hertz Global Holdings Inc.	353,627	4,265
The Corporate Executive Board Co.	86,617	3,506
*^ USG Corp.	63,591	2,341

		2,152,539

Information Technology (29.0%)
Microsoft Corp.	20,557,505	583,422
International Business Machines Corp.	3,364,302	387,366
* Cisco Systems, Inc.	14,812,783	356,840
* Apple Inc.	2,137,608	306,747
Intel Corp.	14,275,665	302,359
Hewlett-Packard Co.	6,294,442	287,404
* Google Inc.	574,961	253,253
* Oracle Corp.	10,003,066	195,660
QUALCOMM Inc.	3,995,558	163,818
* Dell Inc.	5,185,884	103,303
Texas Instruments, Inc.	3,413,727	96,506
Corning, Inc.	3,847,403	92,492
* Yahoo! Inc.	2,936,687	84,958
* eBay Inc.	2,643,738	78,889
* EMC Corp.	5,122,851	73,462
Applied Materials, Inc.	3,364,644	65,644
Automatic Data Processing, Inc.	1,284,686	54,458
Motorola, Inc.	5,577,182	51,868
Accenture Ltd.	1,467,424	51,609
* Adobe Systems, Inc.	1,400,837	49,856
* MEMC Electronic Materials, Inc.	559,429	39,663
Western Union Co.	1,833,330	38,995
MasterCard, Inc. Class A	174,347	38,878
* Electronic Arts Inc.	769,116	38,394
* Symantec Corp.	2,117,417	35,191
* Sun Microsystems, Inc.	2,239,118	34,774
* Juniper Networks, Inc.	1,210,016	30,250
Paychex, Inc.	823,344	28,208
* Agilent Technologies, Inc.	943,946	28,158
* NVIDIA Corp.	1,288,837	25,506
CA, Inc.	1,007,054	22,659
* Broadcom Corp.	1,148,926	22,140
Analog Devices, Inc.	740,604	21,863
* Intuit, Inc.	771,699	20,844
* Cognizant Technology Solutions Corp.	708,966	20,439
* Activision, Inc.	711,164	19,422
* Fiserv, Inc.	381,832	18,362
* VeriSign, Inc.	539,495	17,933
* Autodesk, Inc.	565,635	17,806
* NetApp, Inc.	868,667	17,417
Linear Technology Corp.	545,706	16,748
KLA-Tencor Corp.	444,795	16,502
* NAVTEQ Corp.	240,436	16,350
Harris Corp.	334,675	16,242
Amphenol Corp.	435,156	16,210
* BMC Software, Inc.	478,033	15,546
Altera Corp.	820,128	15,115
Seagate Technology	649,537	13,601
* Citrix Systems, Inc.	463,236	13,587
* salesforce.com, inc.	230,714	13,351
* Marvell Technology Group Ltd.	1,225,641	13,335
* McAfee Inc.	389,549	12,890
* SanDisk Corp.	559,395	12,626
* Iron Mountain, Inc.	464,973	12,294
* BEA Systems, Inc.	632,097	12,105
Xerox Corp.	790,097	11,828
* LAM Research Corp.	303,940	11,617
* Affiliated Computer Services, Inc. Class A	229,337	11,492
* Micron Technology, Inc.	1,856,889	11,086
* Akamai Technologies, Inc.	385,470	10,855
* NCR Corp.	441,976	10,090
Total System Services, Inc.	410,735	9,718
* Cypress Semiconductor Corp.	388,725	9,178
* Alliance Data Systems Corp.	192,199	9,131
*^ Advanced Micro Devices, Inc.	1,474,046	8,682
* Trimble Navigation Ltd.	296,134	8,466
* Red Hat, Inc.	449,738	8,271
* DST Systems, Inc.	120,063	7,893
National Semiconductor Corp.	419,272	7,681
* JDS Uniphase Corp.	521,944	6,989
* Hewitt Associates, Inc.	152,979	6,084
* Novellus Systems, Inc.	283,692	5,972
* Teradyne, Inc.	424,101	5,267
* Dolby Laboratories Inc.	120,993	4,387
* Avnet, Inc.	128,250	4,198
* Lexmark International, Inc.	115,681	3,554
* LSI Corp.	603,876	2,989
Jabil Circuit, Inc.	297,318	2,813
Molex, Inc. Class A	102,501	2,241
Molex, Inc.	54,612	1,265

		4,575,065

Materials (4.0%)
Monsanto Co.	1,333,836	148,723
Freeport-McMoRan Copper & Gold, Inc. Class B	932,421	89,718
Praxair, Inc.	771,257	64,963
Newmont Mining Corp. (Holding Co.)	1,057,246	47,893
Nucor Corp.	703,140	47,631
* The Mosaic Co.	377,492	38,731
Air Products & Chemicals, Inc.	341,796	31,445
* Owens-Illinois, Inc.	382,721	21,597
Ecolab, Inc.	450,400	19,561
Allegheny Technologies Inc.	224,708	16,035
AK Steel Holding Corp.	272,164	14,811
CF Industries Holdings, Inc.	122,753	12,720
*^ Martin Marietta Materials, Inc.	102,197	10,850
Ball Corp.	220,839	10,145
* Crown Holdings, Inc.	390,117	9,815
Sigma-Aldrich Corp.	158,777	9,471
Steel Dynamics, Inc.	260,532	8,608
Albemarle Corp.	198,878	7,263
Vulcan Materials Co.	92,413	6,136
Celanese Corp. Series A	116,282	4,541
Huntsman Corp.	189,836	4,471
* Pactiv Corp.	159,427	4,179
Titanium Metals Corp.	198,210	2,983

		632,290

Telecommunication Services (0.7%)
* American Tower Corp. Class A	988,319	38,752
* Crown Castle International Corp.	661,480	22,814
Qwest Communications International Inc.	3,745,589	16,968
* NII Holdings Inc.	422,960	13,442
* Metropcs Communications Inc.	424,147	7,210
* Leap Wireless International, Inc.	133,286	6,211
*^ Level 3 Communications, Inc.	2,439,561	5,172
* U.S. Cellular Corp.	40,115	2,206

		112,775

Utilities (0.9%)
Constellation Energy Group, Inc.	441,049	38,931
* AES Corp.	1,634,264	27,243
* NRG Energy, Inc.	553,643	21,587
Allegheny Energy, Inc.	405,858	20,496
Questar Corp.	210,912	11,929
Equitable Resources, Inc.	141,019	8,306
* Reliant Energy, Inc.	294,182	6,957
Energen Corp.	83,330	5,191
* Dynegy, Inc.	428,037	3,377

		144,017

Other (0.1%)
1 Miscellaneous Securities		10,082

Total Common Stocks
(Cost $12,830,625)		15,797,560

Temporary Cash Investment (0.6%)

2 Vanguard Market Liquidity Fund, 2.800%
(Cost $95,804)	95,803,698	95,804

Total Investments (100.6%)
(Cost $12,926,429)		15,893,364

Other Assets and Liabilities - Net (-0.6%)		(92,993)

Net Assets (100%)		15,800,371

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2008, the cost of investment securities for tax purposes was $12,926,429,000. Net unrealized appreciation of investment securities for tax purposes was $2,966,935,000, consisting of unrealized gains of $3,665,919,000 on securities that had risen in value since their purchase and $698,984,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Large Cap Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (9.1%)
McDonald's Corp.	202,836	11,312
The Walt Disney Co.	310,248	9,736
Time Warner, Inc.	620,169	8,695
Home Depot, Inc.	289,545	8,099
Target Corp.	135,484	6,866
Comcast Corp. Class A	339,104	6,558
News Corp., Class A	311,660	5,844
Lowe's Cos., Inc.	252,225	5,786
NIKE, Inc. Class B	63,825	4,340
* Viacom Inc. Class B	97,653	3,869
* Amazon.com, Inc.	53,258	3,797
Johnson Controls, Inc.	101,986	3,447
Yum! Brands, Inc.	87,350	3,250
Comcast Corp. Special Class A	169,255	3,211
Carnival Corp.	75,046	3,038
* DIRECTV Group, Inc.	119,366	2,959
Staples, Inc.	121,464	2,686
Best Buy Co., Inc.	61,123	2,534
TJX Cos., Inc.	76,532	2,531
Omnicom Group Inc.	56,205	2,483
Clear Channel Communications, Inc.	81,237	2,374
CBS Corp.	102,166	2,256
* Kohl's Corp.	51,942	2,228
* Starbucks Corp.	125,574	2,198
International Game Technology	54,303	2,184
The McGraw-Hill Cos., Inc.	56,638	2,093
Marriott International, Inc. Class A	56,956	1,957
* Liberty Media Corp.	84,873	1,922
* Coach, Inc.	63,368	1,911
The Gap, Inc.	96,257	1,894
Fortune Brands, Inc.	26,537	1,844
Starwood Hotels & Resorts Worldwide, Inc.	34,152	1,767
Macy's Inc.	74,661	1,722
* Ford Motor Co.	298,360	1,707
* Liberty Media Corp.-Interactive Series A	99,763	1,610
Harley-Davidson, Inc.	41,397	1,552
General Motors Corp.	78,021	1,486
News Corp., Class B	75,791	1,443
J.C. Penney Co., Inc. (Holding Co.)	36,117	1,362
* Las Vegas Sands Corp.	18,270	1,345
* Bed Bath & Beyond, Inc.	45,381	1,339
*^ Sears Holdings Corp.	13,000	1,327
* GameStop Corp. Class A	24,861	1,286
Mattel, Inc.	63,270	1,259
H & R Block, Inc.	56,521	1,173
VF Corp.	15,077	1,169
Genuine Parts Co.	29,015	1,167
Gannett Co., Inc.	39,797	1,156
Whirlpool Corp.	13,244	1,149
Newell Rubbermaid, Inc.	48,306	1,105
Garmin Ltd.	20,445	1,104
Tim Hortons, Inc.	32,108	1,093
Wynn Resorts Ltd.	10,842	1,091
Abercrombie & Fitch Co.	14,752	1,079
* Apollo Group, Inc. Class A	24,400	1,054
* Liberty Global, Inc. Class A	30,852	1,051
Nordstrom, Inc.	32,075	1,046
* DISH Network Corp.	35,799	1,029
* MGM Mirage, Inc.	17,282	1,016
* Liberty Global, Inc. Series C	31,242	1,015
* Discovery Holding Co. Class A	46,099	978
Tiffany & Co.	23,212	971
Sherwin-Williams Co.	18,364	937
Limited Brands, Inc.	54,436	931
* AutoZone Inc.	7,818	890
Eastman Kodak Co.	49,311	871
BorgWarner, Inc.	19,931	858
* Cablevision Systems NY Group Class A	40,008	857
* The Goodyear Tire & Rubber Co.	32,543	840
Royal Caribbean Cruises, Ltd.	23,633	778
* Time Warner Cable, Inc.	30,903	772
D. R. Horton, Inc.	48,492	764
Darden Restaurants Inc.	23,074	751
* Expedia, Inc.	33,252	728
*^ CarMax, Inc.	37,312	725
Black & Decker Corp.	10,722	709
Ross Stores, Inc.	23,535	705
* IAC/InterActiveCorp	33,159	688
*^ Sirius Satellite Radio, Inc.	238,785	683
* Interpublic Group of Cos., Inc.	80,676	678
* Mohawk Industries, Inc.	9,377	671
Virgin Media Inc.	47,681	671
Hasbro, Inc.	23,924	667
Washington Post Co. Class B	996	659
Autoliv, Inc.	13,096	657
E.W. Scripps Co. Class A	15,170	637
Wyndham Worldwide Corp.	30,457	630
* Urban Outfitters, Inc.	19,959	626
* XM Satellite Radio Holdings, Inc.	53,769	625
The Stanley Works	12,730	606
Advance Auto Parts, Inc.	17,342	591
Polo Ralph Lauren Corp.	10,029	585
American Eagle Outfitters, Inc.	33,130	580
* Penn National Gaming, Inc.	12,670	554
Pulte Homes, Inc.	37,315	543
* Toll Brothers, Inc.	22,795	535
* O'Reilly Automotive, Inc.	18,735	534
* Office Depot, Inc.	46,744	517
Centex Corp.	20,838	504
WABCO Holdings Inc.	10,442	476
* Lamar Advertising Co. Class A	12,862	462
* Dollar Tree,Inc.	16,600	458
PetSmart, Inc.	22,322	456
Family Dollar Stores, Inc.	22,788	444
Leggett & Platt, Inc.	29,101	444
^ New York Times Co. Class A	23,336	441
Harman International Industries, Inc.	9,875	430
* NVR, Inc.	714	427
Lennar Corp. Class A	22,121	416
Williams-Sonoma, Inc.	16,058	389
RadioShack Corp.	21,862	355
* AutoNation, Inc.	23,598	353
Wendy's International, Inc.	14,990	346
Brinker International, Inc.	17,954	333
Guess ?, Inc.	8,069	327
KB Home	13,067	323
* ITT Educational Services, Inc.	6,855	315
Foot Locker, Inc.	26,419	311
Weight Watchers International, Inc.	5,645	262
* Crocs, Inc.	13,357	233
Boyd Gaming Corp.	10,215	204
* Career Education Corp.	15,792	201
* CTC Media, Inc.	6,640	184
Liz Claiborne, Inc.	5,053	92
* R.H. Donnelley Corp.	12,230	62
Idearc Inc.	1,295	5

		196,859

Consumer Staples (10.4%)
The Procter & Gamble Co.	532,777	37,332
The Coca-Cola Co.	356,926	21,726
Wal-Mart Stores, Inc.	412,302	21,720
PepsiCo, Inc.	276,171	19,940
Philip Morris International Inc.	361,603	18,290
CVS/Caremark Corp.	253,252	10,259
Kraft Foods Inc.	265,438	8,231
Altria Group, Inc.	361,603	8,028
Colgate-Palmolive Co.	87,482	6,816
Walgreen Co.	170,120	6,480
Anheuser-Busch Cos., Inc.	125,938	5,976
Costco Wholesale Corp.	74,502	4,840
Kimberly-Clark Corp.	72,681	4,692
Archer-Daniels-Midland Co.	99,530	4,097
General Mills, Inc.	57,724	3,457
Sysco Corp.	104,433	3,031
Avon Products, Inc.	73,771	2,917
The Kroger Co.	111,131	2,823
H.J. Heinz Co.	54,565	2,563
Kellogg Co.	47,462	2,495
Safeway, Inc.	76,156	2,235
Wm. Wrigley Jr. Co.	32,175	2,022
ConAgra Foods, Inc.	83,910	2,010
Reynolds American Inc.	30,519	1,802
Bunge Ltd.	20,710	1,799
Sara Lee Corp.	124,852	1,745
UST, Inc.	27,032	1,474
The Clorox Co.	23,918	1,355
Carolina Group	18,596	1,349
Campbell Soup Co.	39,482	1,340
Molson Coors Brewing Co. Class B	22,381	1,177
Coca-Cola Enterprises, Inc.	46,172	1,117
SuperValu Inc.	36,580	1,097
The Hershey Co.	27,064	1,020
The Estee Lauder Cos. Inc. Class A	18,575	852
* Energizer Holdings, Inc.	9,378	849
Whole Foods Market, Inc.	23,855	786
The Pepsi Bottling Group, Inc.	22,996	780
Tyson Foods, Inc.	46,489	742
McCormick & Co., Inc.	19,630	726
Brown-Forman Corp. Class B	9,204	609
* Constellation Brands, Inc. Class A	32,899	581
Hormel Foods Corp.	12,855	536
Dean Foods Co.	25,966	522
* Smithfield Foods, Inc.	19,547	504
* Hansen Natural Corp.	11,870	419
PepsiAmericas, Inc.	11,159	285
* Bare Escentuals, Inc.	9,364	219
Wm. Wrigley Jr. Co. Class B	1,719	107

		225,772

Energy (12.9%)
ExxonMobil Corp.	937,305	79,277
Chevron Corp.	362,270	30,923
ConocoPhillips Co.	260,727	19,870
Schlumberger Ltd.	205,227	17,855
Occidental Petroleum Corp.	142,237	10,407
Devon Energy Corp.	72,554	7,570
* Transocean, Inc.	53,520	7,236
Apache Corp.	57,125	6,902
Halliburton Co.	151,216	5,947
Marathon Oil Corp.	121,933	5,560
XTO Energy, Inc.	82,976	5,133
EOG Resources, Inc.	42,250	5,070
Anadarko Petroleum Corp.	80,039	5,045
Valero Energy Corp.	94,530	4,642
Hess Corp.	49,374	4,354
* Weatherford International Ltd.	57,946	4,199
Baker Hughes, Inc.	54,616	3,741
* National Oilwell Varco Inc.	61,241	3,575
Chesapeake Energy Corp.	77,399	3,572
Williams Cos., Inc.	102,023	3,365
Murphy Oil Corp.	30,988	2,545
Spectra Energy Corp.	108,746	2,474
Peabody Energy Corp.	45,734	2,332
Noble Corp.	46,264	2,298
Smith International, Inc.	34,342	2,206
CONSOL Energy, Inc.	31,134	2,154
Noble Energy, Inc.	29,391	2,140
* Ultra Petroleum Corp.	26,158	2,027
El Paso Corp.	120,563	2,006
* Southwestern Energy Co.	58,474	1,970
* Nabors Industries, Inc.	48,873	1,650
Range Resources Corp.	25,760	1,634
* Cameron International Corp.	37,481	1,561
ENSCO International, Inc.	24,833	1,555
BJ Services Co.	50,610	1,443
Diamond Offshore Drilling, Inc.	11,905	1,386
* FMC Technologies Inc.	22,472	1,278
* Denbury Resources, Inc.	42,187	1,204
* Newfield Exploration Co.	22,458	1,187
* Grant Prideco, Inc.	21,795	1,073
Arch Coal, Inc.	24,540	1,067
Sunoco, Inc.	20,142	1,057
* Plains Exploration & Production Co.	19,331	1,027
Pioneer Natural Resources Co.	20,498	1,007
* Pride International, Inc.	28,580	999
Rowan Cos., Inc.	19,089	786
Cimarex Energy Co.	14,130	773
Tesoro Corp.	23,505	705
Patterson-UTI Energy, Inc.	26,520	694
* Exterran Holdings, Inc.	10,718	692
Frontier Oil Corp.	18,137	494
* CNX Gas Corp.	5,263	170

		279,837

Financials (16.8%)
Bank of America Corp.	761,388	28,864
JPMorgan Chase & Co.	576,304	24,752
Citigroup, Inc.	886,470	18,988
American International Group, Inc.	369,851	15,996
Wells Fargo & Co.	546,707	15,909
The Goldman Sachs Group, Inc.	61,471	10,167
U.S. Bancorp	296,231	9,586
Wachovia Corp.	339,318	9,162
Bank of New York Mellon Corp.	195,391	8,154
American Express Co.	180,642	7,898
MetLife, Inc.	127,047	7,656
Morgan Stanley	163,909	7,491
* Berkshire Hathaway Inc. Class B	1,673	7,483
Prudential Financial, Inc.	77,607	6,073
Merrill Lynch & Co., Inc.	139,160	5,669
AFLAC Inc.	83,722	5,438
The Travelers Cos., Inc.	110,753	5,300
State Street Corp.	66,338	5,241
The Allstate Corp.	93,163	4,477
Fannie Mae	167,363	4,405
The Hartford Financial Services Group Inc.	53,942	4,087
CME Group, Inc.	8,428	3,954
PNC Financial Services Group	58,475	3,834
Simon Property Group, Inc. REIT	38,346	3,563
Capital One Financial Corp.	71,848	3,536
The Chubb Corp.	66,029	3,267
Charles Schwab Corp.	168,814	3,179
SunTrust Banks, Inc.	56,777	3,131
ACE Ltd.	56,589	3,116
BB&T Corp.	94,474	3,029
Loews Corp.	72,813	2,929
Lehman Brothers Holdings, Inc.	77,445	2,915
Freddie Mac	113,757	2,880
Franklin Resources Corp.	29,525	2,864
ProLogis REIT	44,283	2,606
The Principal Financial Group, Inc.	45,042	2,510
Lincoln National Corp.	46,297	2,407
Regions Financial Corp.	119,394	2,358
Northern Trust Corp.	33,950	2,257
Marsh & McLennan Cos., Inc.	89,454	2,178
T. Rowe Price Group Inc.	43,077	2,154
Ameriprise Financial, Inc.	39,887	2,068
Vornado Realty Trust REIT	23,460	2,022
Public Storage, Inc. REIT	21,932	1,944
Equity Residential REIT	46,691	1,937
Boston Properties, Inc. REIT	20,608	1,897
Aon Corp.	45,276	1,820
Progressive Corp. of Ohio	112,666	1,811
Fifth Third Bancorp	82,498	1,726
Genworth Financial Inc.	75,547	1,710
Invesco, Ltd.	68,701	1,674
Kimco Realty Corp. REIT	39,230	1,537
Washington Mutual, Inc.	148,088	1,525
KeyCorp	69,036	1,515
Hudson City Bancorp, Inc.	85,347	1,509
General Growth Properties Inc. REIT	37,850	1,445
Host Hotels & Resorts Inc. REIT	90,050	1,434
NYSE Euronext	22,881	1,412
Nymex Holdings Inc.	15,125	1,371
Unum Group	62,268	1,371
* SLM Corp.	88,862	1,364
HCP, Inc. REIT	40,220	1,360
Moody's Corp.	37,643	1,311
Avalonbay Communities, Inc. REIT	13,508	1,304
Leucadia National Corp.	28,582	1,292
Legg Mason Inc.	22,702	1,271
* IntercontinentalExchange Inc.	9,594	1,252
Discover Financial Services	74,279	1,216
Plum Creek Timber Co. Inc. REIT	29,558	1,203
Annaly Mortgage Management Inc. REIT	78,071	1,196
^ American Capital Strategies, Ltd.	32,442	1,108
Assurant, Inc.	17,190	1,046
National City Corp.	103,306	1,028
Ventas, Inc. REIT	22,880	1,028
People's United Financial Inc.	59,031	1,022
M & T Bank Corp.	12,307	990
Cincinnati Financial Corp.	25,635	975
Everest Re Group, Ltd.	10,763	964
Torchmark Corp.	15,853	953
AMB Property Corp. REIT	16,961	923
Marshall & Ilsley Corp.	39,694	921
* Nasdaq Stock Market Inc.	23,774	919
New York Community Bancorp, Inc.	49,860	908
Comerica, Inc.	25,869	907
XL Capital Ltd. Class A	30,571	903
Developers Diversified Realty Corp. REIT	21,061	882
The Macerich Co. REIT	12,486	877
Zions Bancorp	18,317	834
SL Green Realty Corp. REIT	10,133	826
Willis Group Holdings Ltd.	24,527	824
Axis Capital Holdings Ltd.	23,288	791
Regency Centers Corp. REIT	11,922	772
* CB Richard Ellis Group, Inc.	35,473	768
* TD Ameritrade Holding Corp.	45,926	758
Federal Realty Investment Trust REIT	9,717	757
W.R. Berkley Corp.	26,669	738
PartnerRe Ltd.	9,542	728
Safeco Corp.	16,240	713
White Mountains Insurance Group Inc.	1,483	712
* Markel Corp.	1,616	711
Janus Capital Group Inc.	29,257	681
The St. Joe Co.	15,710	674
Fidelity National Financial, Inc. Class A	35,138	644
Huntington Bancshares Inc.	59,517	640
SEI Investments Co.	24,997	617
Federated Investors, Inc.	15,697	615
Sovereign Bancorp, Inc.	65,825	613
* Arch Capital Group Ltd.	8,933	613
Eaton Vance Corp.	20,068	612
RenaissanceRe Holdings Ltd.	11,573	601
Apartment Investment & Management Co. Class A REIT	16,353	586
Duke Realty Corp. REIT	24,938	569
UDR, Inc. REIT	22,988	564
Associated Banc-Corp.	20,723	552
Hospitality Properties Trust REIT	16,058	546
Countrywide Financial Corp.	99,070	545
Popular, Inc.	45,643	532
Synovus Financial Corp.	44,989	498
Liberty Property Trust REIT	15,699	488
Allied Capital Corp.	26,498	488
Camden Property Trust REIT	9,652	485
Old Republic International Corp.	37,447	483
UnionBanCal Corp.	9,552	469
Protective Life Corp.	11,422	463
Weingarten Realty Investors REIT	13,269	457
First American Corp.	13,359	453
Commerce Bancshares, Inc.	10,720	451
HCC Insurance Holdings, Inc.	19,731	448
Astoria Financial Corp.	14,817	402
MBIA, Inc.	32,619	399
Forest City Enterprise Class A	10,726	395
Nationwide Financial Services, Inc.	8,289	392
CIT Group Inc.	32,491	385
Raymond James Financial, Inc.	16,458	378
Brown & Brown, Inc.	20,474	356
City National Corp.	7,097	351
TCF Financial Corp.	19,572	351
iStar Financial Inc. REIT	22,969	322
American Financial Group, Inc.	11,893	304
First Horizon National Corp.	21,662	303
Transatlantic Holdings, Inc.	4,565	303
Unitrin, Inc.	7,833	277
Colonial BancGroup, Inc.	24,982	241
TFS Financial Corp.	19,922	240
CapitalSource Inc. REIT	23,679	229
BOK Financial Corp.	4,142	216
Toronto Dominion Bank	3,508	215
Bear Stearns Co., Inc.	18,814	197
Student Loan Corp.	705	70

		363,959

Health Care (11.8%)
Johnson & Johnson	491,015	31,852
Pfizer Inc.	1,171,695	24,524
Abbott Laboratories	265,120	14,621
Merck & Co., Inc.	373,405	14,171
Wyeth	229,915	9,601
Medtronic, Inc.	195,142	9,439
Eli Lilly & Co.	175,218	9,039
* Gilead Sciences, Inc.	159,711	8,230
* Amgen, Inc.	186,615	7,797
UnitedHealth Group Inc.	221,690	7,617
Bristol-Myers Squibb Co.	339,495	7,231
* Genentech, Inc.	81,314	6,601
Baxter International, Inc.	108,775	6,289
* Celgene Corp.	73,713	4,518
* WellPoint Inc.	98,087	4,329
* Thermo Fisher Scientific, Inc.	72,155	4,101
* Medco Health Solutions, Inc.	91,926	4,025
Schering-Plough Corp.	278,045	4,007
Covidien Ltd.	85,147	3,768
Aetna Inc.	85,987	3,619
Becton, Dickinson & Co.	41,936	3,600
* Genzyme Corp.	45,678	3,405
Cardinal Health, Inc.	62,127	3,262
Stryker Corp.	49,419	3,215
* Zimmer Holdings, Inc.	40,366	3,143
* Biogen Idec Inc.	50,433	3,111
Allergan, Inc.	52,747	2,974
* Boston Scientific Corp.	230,468	2,966
McKesson Corp.	49,746	2,605
* St. Jude Medical, Inc.	58,898	2,544
* Express Scripts Inc.	36,844	2,370
* Forest Laboratories, Inc.	53,707	2,149
* Intuitive Surgical, Inc.	6,584	2,136
CIGNA Corp.	48,044	1,949
C.R. Bard, Inc.	17,513	1,688
* Laboratory Corp. of America Holdings	19,738	1,454
* Humana Inc.	29,071	1,304
Quest Diagnostics, Inc.	28,451	1,288
* Hologic, Inc.	21,660	1,204
AmerisourceBergen Corp.	28,764	1,179
* Hospira, Inc.	27,007	1,155
* Coventry Health Care Inc.	26,541	1,071
* Varian Medical Systems, Inc.	21,488	1,006
* Waters Corp.	17,199	958
DENTSPLY International Inc.	24,641	951
Applera Corp.-Applied Biosystems Group	28,815	947
* Covance, Inc.	10,983	911
* Henry Schein, Inc.	15,352	881
* DaVita, Inc.	18,277	873
* Millennium Pharmaceuticals, Inc.	55,267	854
* Barr Pharmaceuticals Inc.	17,579	849
Pharmaceutical Product Development, Inc.	18,335	768
* Cephalon, Inc.	11,553	744
IMS Health, Inc.	33,283	699
Beckman Coulter, Inc.	10,824	699
* Patterson Cos.	19,205	697
* Invitrogen Corp.	8,024	686
* Charles River Laboratories, Inc.	11,630	685
* Amylin Pharmaceuticals, Inc.	23,076	674
* Millipore Corp.	9,360	631
^ Mylan Inc.	51,781	601
* Health Net Inc.	18,866	581
* Community Health Systems, Inc.	16,424	551
* Endo Pharmaceuticals Holdings, Inc.	22,997	551
Hillenbrand Industries, Inc.	10,091	482
* ImClone Systems, Inc.	10,405	441
* Cerner Corp.	11,711	437
* Kinetic Concepts, Inc.	9,276	429
* Lincare Holdings, Inc.	13,791	388
Omnicare, Inc.	20,974	381
* King Pharmaceuticals, Inc.	41,862	364
* Warner Chilcott Ltd.	17,170	309
* WellCare Health Plans Inc.	6,104	238
* Vertex Pharmaceuticals, Inc.	9,364	224
Brookdale Senior Living Inc.	6,395	153
* Sepracor Inc.	7,795	152

		255,946

Industrials (12.0%)
General Electric Co.	1,733,767	64,167
United Technologies Corp.	161,229	11,096
The Boeing Co.	126,331	9,395
3M Co.	116,380	9,211
United Parcel Service, Inc.	118,135	8,626
Caterpillar, Inc.	109,195	8,549
Emerson Electric Co.	135,118	6,953
Honeywell International Inc.	121,718	6,867
Deere & Co.	75,604	6,082
Lockheed Martin Corp.	60,204	5,978
Burlington Northern Santa Fe Corp.	60,167	5,549
Union Pacific Corp.	42,822	5,369
General Dynamics Corp.	58,788	4,901
Raytheon Co.	73,723	4,763
FedEx Corp.	50,469	4,677
Northrop Grumman Corp.	55,245	4,299
CSX Corp.	72,204	4,048
Illinois Tool Works, Inc.	79,476	3,833
Tyco International, Ltd.	85,147	3,751
Norfolk Southern Corp.	66,535	3,614
Danaher Corp.	43,503	3,308
Waste Management, Inc.	87,418	2,934
PACCAR, Inc.	60,183	2,708
Precision Castparts Corp.	23,767	2,426
Textron, Inc.	42,861	2,375
L-3 Communications Holdings, Inc.	21,586	2,360
Fluor Corp.	15,169	2,141
* McDermott International, Inc.	38,721	2,123
Ingersoll-Rand Co.	46,910	2,091
Parker Hannifin Corp.	28,981	2,008
Eaton Corp.	25,018	1,993
Expeditors International of Washington, Inc.	36,758	1,661
Rockwell Collins, Inc.	27,924	1,596
Southwest Airlines Co.	126,480	1,568
Cummins Inc.	33,495	1,568
* First Solar, Inc.	6,673	1,542
ITT Industries, Inc.	29,527	1,530
* Jacobs Engineering Group Inc.	20,714	1,524
C.H. Robinson Worldwide Inc.	27,776	1,511
Trane, Inc.	31,406	1,442
Dover Corp.	34,085	1,424
Rockwell Automation, Inc.	24,307	1,396
* Foster Wheeler Ltd.	24,628	1,394
Pitney Bowes, Inc.	37,458	1,312
Masco Corp.	63,755	1,264
Cooper Industries, Inc. Class A	31,122	1,250
Joy Global Inc.	18,553	1,209
Goodrich Corp.	20,507	1,179
R.R. Donnelley & Sons Co.	37,112	1,125
* Terex Corp.	17,768	1,111
Flowserve Corp.	9,855	1,029
Fastenal Co.	21,752	999
Republic Services, Inc. Class A	32,381	947
SPX Corp.	9,019	946
* AGCO Corp.	15,707	941
The Manitowoc Co., Inc.	22,285	909
Roper Industries Inc.	15,266	907
W.W. Grainger, Inc.	11,586	885
Avery Dennison Corp.	16,438	810
Ametek, Inc.	18,437	810
The Dun & Bradstreet Corp.	9,932	808
KBR Inc.	29,006	804
Harsco Corp.	14,428	799
Manpower Inc.	13,870	780
Equifax, Inc.	22,557	778
* Stericycle, Inc.	14,877	766
Pall Corp.	21,048	738
Cintas Corp.	24,469	698
* Quanta Services, Inc.	29,127	675
Robert Half International, Inc.	26,172	674
* Shaw Group, Inc.	13,913	656
* Allied Waste Industries, Inc.	57,218	619
* ChoicePoint Inc.	12,385	590
Pentair, Inc.	16,179	516
J.B. Hunt Transport Services, Inc.	15,513	488
* Monster Worldwide Inc.	20,014	485
* SunPower Corp. Class A	6,485	483
*^ USG Corp.	12,762	470
Oshkosh Truck Corp.	12,720	461
UAL Corp.	19,894	428
* Delta Air Lines Inc.	46,118	397
* Spirit Aerosystems Holdings Inc.	17,545	389
* Hertz Global Holdings Inc.	24,825	299
The Corporate Executive Board Co.	6,260	253
* Owens Corning Inc.	13,504	245
* AMR Corp.	20,343	184

		258,467

Information Technology (15.8%)
Microsoft Corp.	1,444,413	40,992
International Business Machines Corp.	236,434	27,223
* Cisco Systems, Inc.	1,041,456	25,089
* Apple Inc.	150,199	21,554
Intel Corp.	1,003,114	21,246
Hewlett-Packard Co.	442,274	20,194
* Google Inc.	40,408	17,799
* Oracle Corp.	702,931	13,749
QUALCOMM Inc.	280,815	11,513
* Dell Inc.	364,457	7,260
Texas Instruments, Inc.	239,897	6,782
Corning, Inc.	270,451	6,502
* Yahoo! Inc.	206,372	5,970
* eBay Inc.	185,858	5,546
* EMC Corp.	360,063	5,163
Applied Materials, Inc.	236,634	4,617
Automatic Data Processing, Inc.	90,387	3,832
Motorola, Inc.	392,400	3,649
Accenture Ltd.	103,251	3,631
* Adobe Systems, Inc.	98,576	3,508
Tyco Electronics Ltd.	85,566	2,937
* MEMC Electronic Materials, Inc.	39,381	2,792
Western Union Co.	128,966	2,743
MasterCard, Inc. Class A	12,292	2,741
* Electronic Arts Inc.	54,206	2,706
* Symantec Corp.	148,943	2,475
* Sun Microsystems, Inc.	157,585	2,447
Xerox Corp.	158,977	2,380
* Juniper Networks, Inc.	85,259	2,131
Paychex, Inc.	58,163	1,993
* Agilent Technologies, Inc.	66,594	1,986
Seagate Technology	91,539	1,917
* NVIDIA Corp.	90,905	1,799
CA, Inc.	71,109	1,600
* Broadcom Corp.	81,131	1,563
Analog Devices, Inc.	52,333	1,545
* Intuit, Inc.	54,460	1,471
Electronic Data Systems Corp.	88,218	1,469
* Cognizant Technology Solutions Corp.	50,103	1,444
* Activision, Inc.	50,265	1,373
* Flextronics International Ltd.	143,497	1,347
* BEA Systems, Inc.	68,758	1,317
* Fiserv, Inc.	26,990	1,298
Fidelity National Information Services, Inc.	33,234	1,268
* VeriSign, Inc.	38,113	1,267
* Autodesk, Inc.	39,693	1,250
* NetApp, Inc.	61,399	1,231
* Computer Sciences Corp.	29,847	1,217
Xilinx, Inc.	50,823	1,207
Microchip Technology, Inc.	36,690	1,201
Linear Technology Corp.	38,283	1,175
KLA-Tencor Corp.	31,220	1,158
* NAVTEQ Corp.	16,895	1,149
Amphenol Corp.	30,824	1,148
Harris Corp.	23,494	1,140
* BMC Software, Inc.	33,808	1,099
Altera Corp.	57,530	1,060
* Western Digital Corp.	37,713	1,020
* Citrix Systems, Inc.	32,476	953
* Marvell Technology Group Ltd.	86,862	945
* salesforce.com, inc.	16,178	936
* McAfee Inc.	27,367	906
* SanDisk Corp.	39,254	886
* Iron Mountain, Inc.	32,637	863
* Avnet, Inc.	25,723	842
National Semiconductor Corp.	45,222	828
* LAM Research Corp.	21,340	816
* Affiliated Computer Services, Inc. Class A	16,066	805
* Micron Technology, Inc.	131,602	786
* Akamai Technologies, Inc.	27,020	761
* Arrow Electronics, Inc.	21,076	709
* NCR Corp.	31,032	708
* Teradata Corp.	31,006	684
Total System Services, Inc.	28,773	681
* Hewitt Associates, Inc.	16,512	657
* Cypress Semiconductor Corp.	27,313	645
* Alliance Data Systems Corp.	13,483	641
* Advanced Micro Devices, Inc.	103,303	609
* LSI Corp.	121,110	599
* Trimble Navigation Ltd.	20,797	595
* Red Hat, Inc.	31,522	580
Intersil Corp.	22,433	576
* DST Systems, Inc.	8,556	562
* Lexmark International, Inc.	16,283	500
* JDS Uniphase Corp.	36,586	490
* Ingram Micro, Inc. Class A	26,623	421
* Novellus Systems, Inc.	19,984	421
* Teradyne, Inc.	29,896	371
* Dolby Laboratories Inc.	8,515	309
Jabil Circuit, Inc.	32,035	303
* Cadence Design Systems, Inc.	28,017	299
Molex, Inc. Class A	13,451	294
Molex, Inc.	11,014	255
* Tellabs, Inc.	33,301	181
AVX Corp.	9,191	118

		341,418

Materials (3.8%)
Monsanto Co.	93,732	10,451
E.I. du Pont de Nemours & Co.	154,308	7,215
Freeport-McMoRan Copper & Gold, Inc. Class B	65,547	6,307
Dow Chemical Co.	162,088	5,973
Alcoa Inc.	145,573	5,249
Praxair, Inc.	54,257	4,570
Air Products & Chemicals, Inc.	37,013	3,405
Newmont Mining Corp. (Holding Co.)	74,421	3,371
Nucor Corp.	49,432	3,349
* The Mosaic Co.	26,576	2,727
United States Steel Corp.	20,281	2,573
Weyerhaeuser Co.	36,088	2,347
International Paper Co.	70,029	1,905
PPG Industries, Inc.	28,207	1,707
* Owens-Illinois, Inc.	26,874	1,517
Ecolab, Inc.	31,651	1,375
Sigma-Aldrich Corp.	22,292	1,330
Vulcan Materials Co.	18,503	1,229
Rohm & Haas Co.	21,823	1,180
Allegheny Technologies Inc.	15,803	1,128
AK Steel Holding Corp.	19,132	1,041
Steel Dynamics, Inc.	28,214	932
Celanese Corp. Series A	23,317	911
CF Industries Holdings, Inc.	8,649	896
Eastman Chemical Co.	13,996	874
MeadWestvaco Corp.	31,687	863
Martin Marietta Materials, Inc.	7,223	767
Ball Corp.	15,551	714
Sealed Air Corp.	27,634	698
* Crown Holdings, Inc.	27,404	689
Lubrizol Corp.	11,737	652
Huntsman Corp.	26,593	626
* Domtar Corp.	88,331	603
* Pactiv Corp.	22,404	587
International Flavors & Fragrances, Inc.	12,530	552
Albemarle Corp.	13,977	511
Sonoco Products Co.	16,289	466
Ashland, Inc.	9,762	462
Bemis Co., Inc.	17,235	438
* Smurfit-Stone Container Corp.	43,792	337
Titanium Metals Corp.	739	11

		82,538

Telecommunication Services (3.4%)
AT&T Inc.	1,040,452	39,849
Verizon Communications Inc.	495,831	18,073
Sprint Nextel Corp.	475,243	3,179
* American Tower Corp. Class A	69,564	2,728
* Crown Castle International Corp.	46,686	1,610
Qwest Communications International Inc.	264,549	1,198
Embarq Corp.	26,178	1,050
Windstream Corp.	82,513	986
* NII Holdings Inc.	23,390	743
CenturyTel, Inc.	18,032	599
Citizens Communications Co.	56,580	594
* Metropcs Communications Inc.	29,722	505
* Leap Wireless International, Inc.	9,395	438
Telephone & Data Systems, Inc.	9,104	358
Telephone & Data Systems, Inc. - Special Common Shares	9,079	339
*^ Level 3 Communications, Inc.	148,671	315
* U.S. Cellular Corp.	2,944	162

		72,726

Utilities (3.8%)
Exelon Corp.	113,171	9,197
Southern Co.	130,310	4,640
FPL Group, Inc.	66,460	4,170
Dominion Resources, Inc.	100,032	4,085
Duke Energy Corp.	216,719	3,868
Entergy Corp.	33,409	3,644
FirstEnergy Corp.	52,341	3,592
Public Service Enterprise Group, Inc.	87,325	3,510
PPL Corp.	64,020	2,940
American Electric Power Co., Inc.	68,814	2,865
Constellation Energy Group, Inc.	31,086	2,744
Edison International	53,201	2,608
PG&E Corp.	61,936	2,280
Sempra Energy	42,707	2,275
* AES Corp.	115,109	1,919
Consolidated Edison Inc.	46,746	1,856
Progress Energy, Inc.	42,436	1,770
Questar Corp.	29,652	1,677
* Mirant Corp.	44,109	1,605
Ameren Corp.	35,884	1,580
* NRG Energy, Inc.	39,130	1,526
Allegheny Energy, Inc.	28,655	1,447
Xcel Energy, Inc.	72,365	1,444
* Reliant Energy, Inc.	58,992	1,395
Equitable Resources, Inc.	19,980	1,177
DTE Energy Co.	28,080	1,092
Wisconsin Energy Corp.	20,058	882
Pepco Holdings, Inc.	33,165	820
NiSource, Inc.	47,503	819
ONEOK, Inc.	16,902	754
CenterPoint Energy Inc.	52,274	746
Energen Corp.	11,742	732
SCANA Corp.	19,037	696
MDU Resources Group, Inc.	28,086	690
* Dynegy, Inc.	85,577	675
Alliant Energy Corp.	18,917	662
Energy East Corp.	27,128	654
Northeast Utilities	26,596	653
Integrys Energy Group, Inc.	13,098	611
Pinnacle West Capital Corp.	17,201	603
TECO Energy, Inc.	36,090	576
NSTAR	18,342	558
DPL Inc.	19,432	498

		82,535

Other (0.0%)
1 Miscellaneous Securities		673

Total Common Stocks
(Cost $2,249,641)	2,160,730

Temporary Cash Investments (0.3%)

Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund, 2.800%	5,949,973	5,950
	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
3 Federal Home Loan Mortgage Corp.
4 3.607%, 4/7/08	200	200
3 Federal Home Loan Bank
4 2.738%, 5/16/08	200	199

Total Temporary Cash Investments
(Cost $6,349)		6,349

Total Investments (100.1%)
(Cost $2,255,990)		2,167,079

Other Assets and Liabilities-Net (-0.1%)		(3,067)

Net Assets (100%)		2,164,012

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $399,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $2,255,990,000. Net unrealized depreciation of investment securities for tax purposes was $88,911,000, consisting of unrealized gains of $133,151,000 on securities that had risen in value since their purchase and $222,062,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	6	1,986	13
E-mini S&P 500 Index	10	662	26

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	2,166,680	39

Level 2- Other Significant Observable Inputs	399

Level 3- Significant Unobservable Inputs

Total	2,167,079	39

Vanguard Mid Cap Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.9%)

Consumer Discretionary (13.6%)
* GameStop Corp. Class A	1,297,932	67,116
Mattel, Inc.	3,286,613	65,404
VF Corp.	788,777	61,138
H & R Block, Inc.	2,927,711	60,779
Genuine Parts Co.	1,504,290	60,503
Whirlpool Corp.	692,503	60,095
Newell Rubbermaid, Inc.	2,502,353	57,229
Tim Hortons, Inc.	1,677,904	57,133
Wynn Resorts Ltd.	563,329	56,693
Abercrombie & Fitch Co.	771,026	56,393
* Apollo Group, Inc. Class A	1,266,580	54,716
Nordstrom, Inc.	1,663,460	54,229
* Discovery Holding Co. Class A	2,411,452	51,171
Tiffany & Co.	1,215,296	50,848
Sherwin-Williams Co.	956,680	48,829
* AutoZone Inc.	407,206	46,352
Eastman Kodak Co.	2,580,061	45,590
BorgWarner, Inc.	1,039,028	44,709
* Cablevision Systems NY Group Class A	2,068,631	44,331
* The Goodyear Tire & Rubber Co.	1,702,557	43,926
^ Royal Caribbean Cruises, Ltd.	1,236,686	40,687
D. R. Horton, Inc.	2,539,626	39,999
Darden Restaurants Inc.	1,207,135	39,292
* Expedia, Inc.	1,739,721	38,083
*^ CarMax, Inc.	1,952,658	37,921
Black & Decker Corp.	560,289	37,035
Ross Stores, Inc.	1,228,516	36,806
* IAC/InterActiveCorp	1,733,979	35,997
*^ Sirius Satellite Radio, Inc.	12,504,509	35,763
* Interpublic Group of Cos., Inc.	4,221,096	35,499
Virgin Media Inc.	2,492,001	35,062
*^ Mohawk Industries, Inc.	489,594	35,060
Hasbro, Inc.	1,251,191	34,908
Autoliv, Inc.	679,927	34,132
Washington Post Co. Class B	51,495	34,064
E.W. Scripps Co. Class A	791,829	33,265
Wyndham Worldwide Corp.	1,593,306	32,950
* XM Satellite Radio Holdings, Inc.	2,814,219	32,701
* Urban Outfitters, Inc.	1,040,180	32,610
The Stanley Works	662,720	31,559
Advance Auto Parts, Inc.	904,247	30,790
Polo Ralph Lauren Corp.	521,656	30,407
American Eagle Outfitters, Inc.	1,732,893	30,343
* Penn National Gaming, Inc.	659,659	28,847
Pulte Homes, Inc.	1,949,889	28,371
* Toll Brothers, Inc.	1,193,721	28,029
* O'Reilly Automotive, Inc.	979,490	27,935
* Office Depot, Inc.	2,444,005	27,006
Centex Corp.	1,088,667	26,357
WABCO Holdings Inc.	545,785	24,899
*^ Lamar Advertising Co. Class A	672,868	24,176
PetSmart, Inc.	1,152,756	23,562
* Dollar Tree,Inc.	852,845	23,530
Family Dollar Stores, Inc.	1,195,743	23,317
Leggett & Platt, Inc.	1,524,147	23,243
^ New York Times Co. Class A	1,216,759	22,972
Harman International Industries, Inc.	514,752	22,412
* NVR, Inc.	36,805	21,991
Lennar Corp. Class A	1,091,692	20,535
^ Williams-Sonoma, Inc.	826,692	20,039
* AutoNation, Inc.	1,236,238	18,506
RadioShack Corp.	1,115,835	18,132
Wendy's International, Inc.	783,089	18,058
Brinker International, Inc.	943,284	17,498
Guess ?, Inc.	422,066	17,081
KB Home	682,121	16,869
* ITT Educational Services, Inc.	355,801	16,342
Foot Locker, Inc.	1,382,997	16,278
Liz Claiborne, Inc.	891,420	16,179
Weight Watchers International, Inc.	284,144	13,164
*^ Crocs, Inc.	701,008	12,247
*^ Career Education Corp.	814,977	10,367
Boyd Gaming Corp.	510,426	10,209
* CTC Media, Inc.	339,747	9,428
Idearc Inc.	1,314,060	4,783
* R.H. Donnelley Corp.	638,038	3,228
Lennar Corp. Class B	63,528	1,096

		2,528,803

Consumer Staples (4.6%)
Bunge Ltd.	1,083,590	94,142
UST, Inc.	1,403,506	76,519
The Clorox Co.	1,240,895	70,284
Molson Coors Brewing Co. Class B	1,168,041	61,404
Coca-Cola Enterprises, Inc.	2,390,238	57,844
SuperValu Inc.	1,894,062	56,784
The Estee Lauder Cos. Inc. Class A	968,480	44,405
* Energizer Holdings, Inc.	488,440	44,194
^ Whole Foods Market, Inc.	1,248,507	41,163
The Pepsi Bottling Group, Inc.	1,202,472	40,776
Tyson Foods, Inc.	2,430,925	38,773
McCormick & Co., Inc.	1,028,225	38,013
Brown-Forman Corp. Class B	478,420	31,681
* Constellation Brands, Inc. Class A	1,717,691	30,352
Hormel Foods Corp.	672,798	28,029
Dean Foods Co.	1,356,039	27,243
* Smithfield Foods, Inc.	1,022,357	26,336
*^ Hansen Natural Corp.	620,084	21,889
PepsiAmericas, Inc.	583,296	14,892
*^ Bare Escentuals, Inc.	489,323	11,460

		856,183

Energy (11.0%)
Murphy Oil Corp.	1,610,778	132,309
Noble Corp.	2,410,363	119,723
Smith International, Inc.	1,794,726	115,275
CONSOL Energy, Inc.	1,625,670	112,480
Noble Energy, Inc.	1,536,033	111,823
* Ultra Petroleum Corp.	1,365,279	105,809
El Paso Corp.	6,276,363	104,439
* Southwestern Energy Co.	3,053,916	102,886
* Nabors Industries, Inc.	2,536,274	85,650
Range Resources Corp.	1,336,677	84,812
* Cameron International Corp.	1,959,420	81,590
ENSCO International, Inc.	1,297,901	81,275
BJ Services Co.	2,623,442	74,794
* FMC Technologies Inc.	1,165,495	66,305
* Denbury Resources, Inc.	2,188,526	62,482
* Newfield Exploration Co.	1,172,825	61,984
* Grant Prideco, Inc.	1,138,037	56,014
Arch Coal, Inc.	1,282,020	55,768
Sunoco, Inc.	1,053,520	55,278
* Plains Exploration & Production Co.	1,010,334	53,689
Pioneer Natural Resources Co.	1,070,500	52,583
* Pride International, Inc.	1,495,447	52,266
Rowan Cos., Inc.	997,124	41,062
Cimarex Energy Co.	739,106	40,459
Tesoro Corp.	1,227,284	36,819
Patterson-UTI Energy, Inc.	1,388,275	36,345
* Exterran Holdings, Inc.	559,473	36,108
Frontier Oil Corp.	944,175	25,738
* CNX Gas Corp.	270,123	8,720

		2,054,485

Financials (17.5%)
T. Rowe Price Group Inc.	2,247,461	112,373
Boston Properties, Inc. REIT	1,068,575	98,384
Kimco Realty Corp. REIT	2,037,642	79,814
Hudson City Bancorp, Inc.	4,429,470	78,313
Host Hotels & Resorts Inc. REIT	4,680,244	74,509
Nymex Holdings Inc.	790,530	71,646
Unum Group	3,232,405	71,145
HCP, Inc. REIT	2,100,083	71,004
Avalonbay Communities, Inc. REIT	705,626	68,107
Leucadia National Corp.	1,495,068	67,607
* IntercontinentalExchange Inc.	498,638	65,072
Plum Creek Timber Co. Inc. REIT	1,543,505	62,821
Annaly Mortgage Management Inc. REIT	4,056,898	62,152
^ American Capital Strategies, Ltd.	1,681,938	57,455
Assurant, Inc.	898,010	54,653
Ventas, Inc. REIT	1,195,989	53,712
People's United Financial Inc.	3,087,442	53,444
Cincinnati Financial Corp.	1,338,551	50,918
Everest Re Group, Ltd.	563,260	50,429
Torchmark Corp.	825,859	49,642
AMB Property Corp. REIT	887,296	48,287
* Nasdaq Stock Market Inc.	1,241,169	47,984
New York Community Bancorp, Inc.	2,609,371	47,543
Comerica, Inc.	1,353,059	47,465
Developers Diversified Realty Corp. REIT	1,100,740	46,099
The Macerich Co. REIT	649,798	45,661
Zions Bancorp	958,550	43,662
SL Green Realty Corp. REIT	530,719	43,238
Willis Group Holdings Ltd.	1,280,316	43,031
Axis Capital Holdings Ltd.	1,219,810	41,449
Regency Centers Corp. REIT	623,774	40,396
* CB Richard Ellis Group, Inc.	1,855,686	40,157
* TD Ameritrade Holding Corp.	2,400,358	39,630
Federal Realty Investment Trust REIT	507,110	39,529
W.R. Berkley Corp.	1,394,401	38,611
PartnerRe Ltd.	497,845	37,986
* Markel Corp.	84,755	37,290
White Mountains Insurance Group Inc.	77,660	37,277
Safeco Corp.	846,728	37,154
Janus Capital Group Inc.	1,526,500	35,522
^ The St. Joe Co.	822,040	35,290
Fidelity National Financial, Inc. Class A	1,835,814	33,650
Huntington Bancshares Inc.	3,112,914	33,464
SEI Investments Co.	1,305,286	32,228
Federated Investors, Inc.	819,885	32,107
Sovereign Bancorp, Inc.	3,442,700	32,086
Eaton Vance Corp.	1,045,736	31,905
* Arch Capital Group Ltd.	463,254	31,812
RenaissanceRe Holdings Ltd.	603,097	31,307
Apartment Investment & Management Co. Class A REIT	855,959	30,652
Duke Realty Corp. REIT	1,303,810	29,740
UDR, Inc. REIT	1,201,552	29,462
Associated Banc-Corp.	1,081,615	28,803
Hospitality Properties Trust REIT	840,789	28,604
^ Countrywide Financial Corp.	5,184,889	28,517
^ Popular, Inc.	2,385,715	27,817
Synovus Financial Corp.	2,353,057	26,025
Liberty Property Trust REIT	820,121	25,514
^ Allied Capital Corp.	1,383,872	25,505
Old Republic International Corp.	1,961,149	25,318
Camden Property Trust REIT	497,737	24,986
UnionBanCal Corp.	496,535	24,370
Protective Life Corp.	597,091	24,218
First American Corp.	698,112	23,694
Weingarten Realty Investors REIT	685,746	23,617
HCC Insurance Holdings, Inc.	1,029,485	23,359
Commerce Bancshares, Inc.	549,072	23,077
Astoria Financial Corp.	774,442	21,034
^ MBIA, Inc.	1,704,553	20,830
Forest City Enterprise Class A	560,627	20,631
CIT Group Inc.	1,699,077	20,134
Nationwide Financial Services, Inc.	423,554	20,026
Raymond James Financial, Inc.	860,574	19,776
Brown & Brown, Inc.	1,071,664	18,626
TCF Financial Corp.	1,021,567	18,306
City National Corp.	366,471	18,126
iStar Financial Inc. REIT	1,199,905	16,835
American Financial Group, Inc.	620,528	15,861
^ First Horizon National Corp.	1,131,319	15,850
Transatlantic Holdings, Inc.	237,157	15,735
Unitrin, Inc.	405,728	14,338
^ Colonial BancGroup, Inc.	1,302,589	12,544
TFS Financial Corp.	1,040,782	12,521
CapitalSource Inc. REIT	1,234,526	11,938
BOK Financial Corp.	210,249	10,981
Student Loan Corp.	35,879	3,548
Toronto Dominion Bank	1,867	115

		3,266,053

Health Care (9.4%)
* Intuitive Surgical, Inc.	342,135	110,971
C.R. Bard, Inc.	912,918	88,005
* Laboratory Corp. of America Holdings	1,032,101	76,045
* Humana Inc.	1,518,044	68,099
Quest Diagnostics, Inc.	1,474,344	66,744
* Hologic, Inc.	1,122,997	62,439
AmerisourceBergen Corp.	1,504,835	61,668
* Hospira, Inc.	1,411,647	60,376
* Coventry Health Care Inc.	1,387,661	55,992
* Varian Medical Systems, Inc.	1,120,954	52,505
* Waters Corp.	899,773	50,117
DENTSPLY International Inc.	1,289,092	49,759
Applera Corp.-Applied Biosystems Group	1,506,869	49,516
* Covance, Inc.	571,776	47,440
* Henry Schein, Inc.	802,275	46,051
* DaVita, Inc.	955,960	45,657
* Millennium Pharmaceuticals, Inc.	2,892,695	44,721
* Barr Pharmaceuticals Inc.	917,136	44,307
Pharmaceutical Product Development, Inc.	958,742	40,171
* Cephalon, Inc.	600,458	38,669
IMS Health, Inc.	1,737,199	36,499
* Patterson Cos.	1,003,136	36,414
Beckman Coulter, Inc.	562,017	36,278
* Charles River Laboratories, Inc.	608,539	35,867
* Invitrogen Corp.	417,251	35,662
*^ Amylin Pharmaceuticals, Inc.	1,207,193	35,262
* Millipore Corp.	488,731	32,945
^ Mylan Inc.	2,707,829	31,411
* Health Net Inc.	987,458	30,414
* Community Health Systems, Inc.	856,564	28,755
* Endo Pharmaceuticals Holdings, Inc.	1,200,970	28,751
* Vertex Pharmaceuticals, Inc.	1,185,432	28,320
Hillenbrand Industries, Inc.	527,457	25,212
* ImClone Systems, Inc.	541,000	22,949
* Cerner Corp.	609,003	22,704
* Kinetic Concepts, Inc.	484,195	22,384
* Lincare Holdings, Inc.	718,312	20,192
Omnicare, Inc.	1,090,550	19,804
* Sepracor Inc.	1,000,919	19,538
* King Pharmaceuticals, Inc.	2,190,150	19,054
* Warner Chilcott Ltd.	898,066	16,165
* WellCare Health Plans Inc.	317,293	12,359
Brookdale Senior Living Inc.	318,305	7,607

		1,763,798

Industrials (15.7%)
L-3 Communications Holdings, Inc.	1,126,777	123,202
Fluor Corp.	792,206	111,828
* McDermott International, Inc.	2,017,276	110,587
Parker Hannifin Corp.	1,507,160	104,401
Expeditors International of Washington, Inc.	1,909,466	86,270
Rockwell Collins, Inc.	1,459,609	83,417
Cummins Inc.	1,738,473	81,395
* First Solar, Inc.	349,212	80,717
ITT Industries, Inc.	1,543,174	79,952
* Jacobs Engineering Group Inc.	1,082,527	79,663
C.H. Robinson Worldwide Inc.	1,444,351	78,573
Trane, Inc.	1,627,610	74,707
Dover Corp.	1,780,352	74,383
Rockwell Automation, Inc.	1,270,144	72,932
* Foster Wheeler Ltd.	1,287,598	72,904
Pitney Bowes, Inc.	1,943,145	68,049
Cooper Industries, Inc. Class A	1,613,316	64,775
Joy Global Inc.	968,050	63,078
Goodrich Corp.	1,063,265	61,148
R.R. Donnelley & Sons Co.	1,922,643	58,275
* Terex Corp.	919,304	57,457
Flowserve Corp.	511,742	53,416
Fastenal Co.	1,134,738	52,119
SPX Corp.	469,494	49,250
* AGCO Corp.	820,592	49,137
Republic Services, Inc. Class A	1,674,240	48,955
The Manitowoc Co., Inc.	1,163,166	47,457
Roper Industries Inc.	794,425	47,221
W.W. Grainger, Inc.	603,528	46,104
The Dun & Bradstreet Corp.	519,392	42,268
Avery Dennison Corp.	858,216	42,267
Ametek, Inc.	961,216	42,207
KBR Inc.	1,517,910	42,092
Harsco Corp.	754,497	41,784
Manpower Inc.	725,563	40,820
Equifax, Inc.	1,181,258	40,730
* Stericycle, Inc.	778,628	40,099
Pall Corp.	1,098,410	38,521
Cintas Corp.	1,281,022	36,560
* Quanta Services, Inc.	1,523,778	35,306
Robert Half International, Inc.	1,370,226	35,270
* Shaw Group, Inc.	726,780	34,260
* Allied Waste Industries, Inc.	2,991,619	32,339
* ChoicePoint Inc.	640,648	30,495
Pentair, Inc.	846,204	26,994
* Monster Worldwide Inc.	1,048,301	25,379
J.B. Hunt Transport Services, Inc.	795,776	25,011
*^ SunPower Corp. Class A	334,360	24,913
*^ USG Corp.	665,219	24,493
Oshkosh Truck Corp.	664,976	24,125
UAL Corp.	1,041,821	22,430
* Delta Air Lines Inc.	2,411,239	20,737
* Spirit Aerosystems Holdings Inc.	918,949	20,382
* AMR Corp.	2,232,098	20,134
* Hertz Global Holdings Inc.	1,297,232	15,645
The Corporate Executive Board Co.	317,280	12,843
* Owens Corning Inc.	702,837	12,742

		2,932,218

Information Technology (13.4%)
* MEMC Electronic Materials, Inc.	2,052,440	145,518
* Cognizant Technology Solutions Corp.	2,601,362	74,997
* Activision, Inc.	2,609,882	71,276
* Flextronics International Ltd.	7,454,517	69,998
* BEA Systems, Inc.	3,568,194	68,331
* Fiserv, Inc.	1,401,257	67,386
Fidelity National Information Services, Inc.	1,737,767	66,278
* VeriSign, Inc.	1,979,566	65,801
* Autodesk, Inc.	2,075,679	65,342
* Computer Sciences Corp.	1,559,123	63,597
Microchip Technology, Inc.	1,919,492	62,825
Xilinx, Inc.	2,634,021	62,558
Linear Technology Corp.	2,002,186	61,447
KLA-Tencor Corp.	1,631,924	60,544
* NAVTEQ Corp.	882,576	60,015
Harris Corp.	1,227,964	59,593
Amphenol Corp.	1,597,142	59,494
* BMC Software, Inc.	1,754,284	57,049
Altera Corp.	3,009,135	55,458
* Western Digital Corp.	1,972,001	53,323
* Citrix Systems, Inc.	1,699,665	49,851
* salesforce.com, inc.	846,478	48,986
* McAfee Inc.	1,429,272	47,295
* SanDisk Corp.	2,052,492	46,325
* Iron Mountain, Inc.	1,705,977	45,106
* Avnet, Inc.	1,344,283	43,998
National Semiconductor Corp.	2,365,371	43,334
* LAM Research Corp.	1,115,439	42,632
* Affiliated Computer Services, Inc. Class A	841,265	42,156
* Micron Technology, Inc.	6,812,818	40,673
* Akamai Technologies, Inc.	1,414,290	39,826
* NCR Corp.	1,620,855	37,004
* Arrow Electronics, Inc.	1,099,183	36,988
* Teradata Corp.	1,621,702	35,775
Total System Services, Inc.	1,507,182	35,660
* Hewitt Associates, Inc.	863,157	34,328
* Cypress Semiconductor Corp.	1,426,290	33,675
* Alliance Data Systems Corp.	705,118	33,500
*^ Advanced Micro Devices, Inc.	5,405,403	31,838
* LSI Corp.	6,324,666	31,307
* Trimble Navigation Ltd.	1,086,216	31,055
* Red Hat, Inc.	1,650,037	30,344
Intersil Corp.	1,172,425	30,096
* DST Systems, Inc.	440,574	28,963
* Lexmark International, Inc.	848,727	26,073
* Cadence Design Systems, Inc.	2,408,482	25,723
* JDS Uniphase Corp.	1,915,408	25,647
* Ingram Micro, Inc. Class A	1,391,328	22,025
* Novellus Systems, Inc.	1,040,708	21,907
* Tellabs, Inc.	3,738,107	20,373
* Teradyne, Inc.	1,555,790	19,323
Molex, Inc.	812,809	18,825
* Dolby Laboratories Inc.	443,332	16,075
Jabil Circuit, Inc.	1,677,948	15,873
Molex, Inc. Class A	464,683	10,158
AVX Corp.	460,715	5,902

		2,499,449

Materials (6.0%)
United States Steel Corp.	1,058,256	134,261
* Owens-Illinois, Inc.	1,404,544	79,258
Sigma-Aldrich Corp.	1,164,890	69,486
^ Vulcan Materials Co.	968,200	64,288
Allegheny Technologies Inc.	824,596	58,843
AK Steel Holding Corp.	999,047	54,368
Steel Dynamics, Inc.	1,470,428	48,583
Celanese Corp. Series A	1,219,418	47,618
CF Industries Holdings, Inc.	450,342	46,664
Eastman Chemical Co.	725,965	45,337
MeadWestvaco Corp.	1,655,196	45,054
^ Martin Marietta Materials, Inc.	375,057	39,820
Ball Corp.	810,449	37,232
Sealed Air Corp.	1,446,321	36,520
* Crown Holdings, Inc.	1,430,868	36,001
Lubrizol Corp.	614,543	34,113
Huntsman Corp.	1,392,407	32,791
* Domtar Corp.	4,623,561	31,579
* Pactiv Corp.	1,168,466	30,625
International Flavors & Fragrances, Inc.	652,622	28,748
Albemarle Corp.	729,463	26,640
Sonoco Products Co.	846,312	24,230
Ashland, Inc.	507,563	24,008
Bemis Co., Inc.	900,534	22,901
* Smurfit-Stone Container Corp.	2,288,729	17,623
^ Titanium Metals Corp.	725,732	10,922

		1,127,513

Telecommunication Services (2.3%)
* Crown Castle International Corp.	2,427,464	83,723
Embarq Corp.	1,369,123	54,902
Windstream Corp.	4,274,560	51,081
* NII Holdings Inc.	1,551,976	49,322
CenturyTel, Inc.	939,026	31,213
Citizens Communications Co.	2,935,184	30,790
*^ Level 3 Communications, Inc.	13,761,577	29,175
* Metropcs Communications Inc.	1,556,479	26,460
* Leap Wireless International, Inc.	488,807	22,778
Telephone & Data Systems, Inc.	549,905	21,595
Telephone & Data Systems, Inc. - Special Common Shares	397,697	14,834
* U.S. Cellular Corp.	146,976	8,084

		423,957

Utilities (6.4%)
Questar Corp.	1,547,658	87,536
* Mirant Corp.	2,294,251	83,488
* NRG Energy, Inc.	2,031,302	79,200
Allegheny Energy, Inc.	1,489,395	75,214
Xcel Energy, Inc.	3,761,722	75,046
* Reliant Energy, Inc.	3,084,768	72,955
Equitable Resources, Inc.	1,035,421	60,986
DTE Energy Co.	1,466,793	57,044
Wisconsin Energy Corp.	1,047,813	46,093
Pepco Holdings, Inc.	1,736,051	42,915
NiSource, Inc.	2,456,276	42,346
ONEOK, Inc.	882,923	39,405
CenterPoint Energy Inc.	2,734,376	39,020
Energen Corp.	611,009	38,066
SCANA Corp.	993,010	36,324
MDU Resources Group, Inc.	1,469,942	36,087
* Dynegy, Inc.	4,479,860	35,346
Alliant Energy Corp.	988,381	34,603
Energy East Corp.	1,417,333	34,186
Northeast Utilities	1,388,733	34,080
Integrys Energy Group, Inc.	683,318	31,870
Pinnacle West Capital Corp.	899,450	31,553
TECO Energy, Inc.	1,887,564	30,107
NSTAR	956,465	29,105
DPL Inc.	1,017,423	26,087

		1,198,662

Total Common Stocks
(Cost $17,823,690)		18,651,121

Temporary Cash Investments (2.3%)

Money Market Fund (2.3%)
1 Vanguard Market Liquidity Fund, 2.800%	424,670,538	424,671
	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
2 Federal National Mortgage Assn.
3 2.712%, 4/30/08	2,000	1,997

Total Temporary Cash Investments
(Cost $426,666)		426,668

Total Investments (102.2%)
(Cost $18,250,356)		19,077,789

Other Assets and Liabilities-Net (-2.2%)		(406,598)

Net Assets (100%)		18,671,191

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,997,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $18,250,356,000. Net unrealized appreciation of investment securities for tax purposes was $827,433,000, consisting of unrealized gains of $3,046,558,000 on securities that had risen in value since their purchase and $2,219,125,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P MidCap 400 Index	219	17,115	355
S&P MidCap 400 Index	12	4,689	93

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities. Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	19,075,792	448

Level 2- Other Significant Observable Inputs	1,997	-

Level 3- Significant Unobservable Inputs	-	-

Total	19,077,789	448

Vanguard Mid-Cap Growth Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (12.3%)
* GameStop Corp. Class A	129,227	6,682
Tim Hortons, Inc.	167,068	5,689
Wynn Resorts Ltd.	56,090	5,645
Abercrombie & Fitch Co.	76,763	5,615
* Apollo Group, Inc. Class A	126,107	5,448
Nordstrom, Inc.	165,628	5,399
* Discovery Holding Co. Class A	240,108	5,095
* AutoZone Inc.	40,537	4,614
* Cablevision Systems NY Group Class A	205,974	4,414
* The Goodyear Tire & Rubber Co.	169,516	4,374
*^ CarMax, Inc.	194,420	3,776
*^ Sirius Satellite Radio, Inc.	1,245,060	3,561
* XM Satellite Radio Holdings, Inc.	280,352	3,258
* Urban Outfitters, Inc.	103,620	3,248
Polo Ralph Lauren Corp.	51,962	3,029
* Penn National Gaming, Inc.	65,707	2,873
* O'Reilly Automotive, Inc.	97,517	2,781
* Office Depot, Inc.	243,474	2,690
Tiffany & Co.	60,502	2,531
WABCO Holdings Inc.	54,362	2,480
*^ Lamar Advertising Co. Class A	67,028	2,408
PetSmart, Inc.	114,773	2,346
* Dollar Tree,Inc.	84,909	2,343
Harman International Industries, Inc.	51,254	2,232
* NVR, Inc.	3,667	2,191
^ Williams-Sonoma, Inc.	82,322	1,995
* Expedia, Inc.	86,628	1,896
Pulte Homes, Inc.	126,225	1,837
Centex Corp.	70,431	1,705
Guess ?, Inc.	41,982	1,699
* ITT Educational Services, Inc.	35,434	1,627
American Eagle Outfitters, Inc.	86,201	1,509
Weight Watchers International, Inc.	28,299	1,311
* Interpublic Group of Cos., Inc.	147,060	1,237
Virgin Media Inc.	86,819	1,222
*^ Crocs, Inc.	69,826	1,220
Family Dollar Stores, Inc.	59,477	1,160
* Career Education Corp.	81,249	1,034
* CTC Media, Inc.	33,873	940
* R.H. Donnelley Corp.	31,661	160

		115,274

Consumer Staples (2.2%)
* Energizer Holdings, Inc.	48,630	4,400
^ Whole Foods Market, Inc.	124,313	4,099
The Clorox Co.	61,779	3,499
The Estee Lauder Cos. Inc. Class A	62,678	2,874
* Hansen Natural Corp.	61,737	2,179
Dean Foods Co.	87,690	1,762
* Bare Escentuals, Inc.	48,782	1,143
Brown-Forman Corp. Class B	16,681	1,105

		21,061

Energy (15.0%)
Noble Corp.	239,995	11,921
Smith International, Inc.	178,694	11,478
CONSOL Energy, Inc.	161,861	11,199
* Ultra Petroleum Corp.	135,939	10,535
* Southwestern Energy Co.	304,076	10,244
Range Resources Corp.	133,090	8,445
* Cameron International Corp.	195,097	8,124
ENSCO International, Inc.	129,232	8,093
BJ Services Co.	261,218	7,447
* FMC Technologies Inc.	116,048	6,602
* Denbury Resources, Inc.	217,905	6,221
* Grant Prideco, Inc.	113,310	5,577
Arch Coal, Inc.	127,646	5,553
* Pride International, Inc.	148,896	5,204
Murphy Oil Corp.	56,137	4,611
* Nabors Industries, Inc.	126,268	4,264
* Exterran Holdings, Inc.	55,700	3,595
* Plains Exploration & Production Co.	65,386	3,475
Frontier Oil Corp.	94,055	2,564
Rowan Cos., Inc.	49,648	2,045
Sunoco, Inc.	36,723	1,927
Patterson-UTI Energy, Inc.	48,340	1,266
* CNX Gas Corp.	26,927	869

		141,259

Financials (5.8%)
T. Rowe Price Group Inc.	223,774	11,189
Nymex Holdings Inc.	78,704	7,133
* IntercontinentalExchange Inc.	49,644	6,479
* Nasdaq Stock Market Inc.	123,574	4,777
* CB Richard Ellis Group, Inc.	184,767	3,998
* TD Ameritrade Holding Corp.	239,001	3,946
Janus Capital Group Inc.	152,069	3,539
SEI Investments Co.	130,029	3,210
Eaton Vance Corp.	104,114	3,177
Brown & Brown, Inc.	106,721	1,855
Federated Investors, Inc.	40,801	1,598
TFS Financial Corp.	103,676	1,247
^ The St. Joe Co.	28,622	1,229
Forest City Enterprise Class A	27,910	1,027

		54,404

Health Care (14.7%)
* Intuitive Surgical, Inc.	34,085	11,055
C.R. Bard, Inc.	90,899	8,763
* Laboratory Corp. of America Holdings	102,766	7,572
* Humana Inc.	151,144	6,780
* Hologic, Inc.	111,813	6,217
* Coventry Health Care Inc.	138,163	5,575
* Varian Medical Systems, Inc.	111,614	5,228
* Waters Corp.	89,586	4,990
DENTSPLY International Inc.	128,350	4,954
* Covance, Inc.	56,953	4,725
* Henry Schein, Inc.	79,874	4,585
* DaVita, Inc.	95,184	4,546
* Millennium Pharmaceuticals, Inc.	288,022	4,453
Quest Diagnostics, Inc.	95,421	4,320
Pharmaceutical Product Development, Inc.	95,462	4,000
* Cephalon, Inc.	59,816	3,852
IMS Health, Inc.	173,055	3,636
* Patterson Cos.	99,875	3,625
*^ Amylin Pharmaceuticals, Inc.	120,256	3,513
* Millipore Corp.	48,686	3,282
AmerisourceBergen Corp.	74,918	3,070
* Health Net Inc.	98,316	3,028
* Endo Pharmaceuticals Holdings, Inc.	119,639	2,864
* Vertex Pharmaceuticals, Inc.	118,027	2,820
Applera Corp.-Applied Biosystems Group	75,018	2,465
* ImClone Systems, Inc.	53,863	2,285
* Cerner Corp.	60,630	2,260
* Kinetic Concepts, Inc.	48,209	2,229
* Hospira, Inc.	49,201	2,104
* Sepracor Inc.	99,679	1,946
* Warner Chilcott Ltd.	89,338	1,608
* Barr Pharmaceuticals Inc.	31,935	1,543
Beckman Coulter, Inc.	19,571	1,263
* Charles River Laboratories, Inc.	21,191	1,249
* WellCare Health Plans Inc.	31,626	1,232
Brookdale Senior Living Inc.	31,735	758

		138,395

Industrials (20.0%)
Fluor Corp.	78,881	11,135
* McDermott International, Inc.	200,860	11,011
Expeditors International of Washington, Inc.	190,118	8,590
Rockwell Collins, Inc.	145,332	8,306
Cummins Inc.	173,097	8,104
* First Solar, Inc.	34,771	8,037
ITT Industries, Inc.	153,653	7,961
* Jacobs Engineering Group Inc.	107,784	7,932
C.H. Robinson Worldwide Inc.	143,806	7,823
Trane, Inc.	162,059	7,439
* Foster Wheeler Ltd.	128,207	7,259
Joy Global Inc.	96,385	6,280
* Terex Corp.	91,526	5,720
Flowserve Corp.	50,972	5,320
Fastenal Co.	112,981	5,189
* AGCO Corp.	81,700	4,892
The Manitowoc Co., Inc.	115,815	4,725
Roper Industries Inc.	79,096	4,701
The Dun & Bradstreet Corp.	51,712	4,208
Ametek, Inc.	95,703	4,202
KBR Inc.	151,137	4,191
Harsco Corp.	75,124	4,160
Equifax, Inc.	117,610	4,055
* Stericycle, Inc.	77,528	3,993
* Quanta Services, Inc.	151,798	3,517
Robert Half International, Inc.	136,496	3,513
* Shaw Group, Inc.	72,365	3,411
* ChoicePoint Inc.	63,816	3,038
* Monster Worldwide Inc.	104,376	2,527
J.B. Hunt Transport Services, Inc.	79,232	2,490
*^ SunPower Corp. Class A	33,288	2,480
UAL Corp.	103,738	2,233
* Spirit Aerosystems Holdings Inc.	91,510	2,030
* AMR Corp.	222,291	2,005
Pall Corp.	54,691	1,918
* Hertz Global Holdings Inc.	129,051	1,556
The Corporate Executive Board Co.	31,607	1,279
*^ USG Corp.	23,196	854

		188,084

Information Technology (19.2%)
* MEMC Electronic Materials, Inc.	204,381	14,491
* Cognizant Technology Solutions Corp.	259,020	7,468
* Activision, Inc.	259,867	7,097
* Fiserv, Inc.	139,522	6,710
* VeriSign, Inc.	197,104	6,552
* Autodesk, Inc.	206,677	6,506
Linear Technology Corp.	199,358	6,118
KLA-Tencor Corp.	162,487	6,028
* NAVTEQ Corp.	87,876	5,976
Harris Corp.	122,261	5,933
Amphenol Corp.	159,029	5,924
* BMC Software, Inc.	174,675	5,680
Altera Corp.	299,615	5,522
* Citrix Systems, Inc.	169,230	4,964
* salesforce.com, inc.	84,283	4,877
* McAfee Inc.	142,307	4,709
* SanDisk Corp.	204,362	4,612
* Iron Mountain, Inc.	169,858	4,491
* BEA Systems, Inc.	230,936	4,422
* LAM Research Corp.	111,062	4,245
* Affiliated Computer Services, Inc. Class A	83,757	4,197
* Micron Technology, Inc.	678,343	4,050
* Akamai Technologies, Inc.	140,820	3,965
* NCR Corp.	161,466	3,686
Total System Services, Inc.	150,068	3,551
* Cypress Semiconductor Corp.	142,011	3,353
* Alliance Data Systems Corp.	70,243	3,337
* Advanced Micro Devices, Inc.	538,495	3,172
* Trimble Navigation Ltd.	108,202	3,093
* Red Hat, Inc.	164,292	3,021
* DST Systems, Inc.	43,860	2,883
National Semiconductor Corp.	153,086	2,805
* JDS Uniphase Corp.	190,706	2,554
* Hewitt Associates, Inc.	55,866	2,222
* Novellus Systems, Inc.	103,618	2,181
* Teradyne, Inc.	154,933	1,924
* Dolby Laboratories Inc.	44,146	1,601
* Avnet, Inc.	46,809	1,532
Molex, Inc.	57,291	1,327
* Lexmark International, Inc.	42,217	1,297
* LSI Corp.	220,234	1,090
Jabil Circuit, Inc.	108,593	1,027

		180,193

Materials (5.6%)
* Owens-Illinois, Inc.	139,847	7,892
Allegheny Technologies Inc.	82,101	5,859
AK Steel Holding Corp.	99,468	5,413
CF Industries Holdings, Inc.	44,855	4,648
^ Martin Marietta Materials, Inc.	37,343	3,965
Ball Corp.	80,688	3,707
* Crown Holdings, Inc.	142,543	3,586
Sigma-Aldrich Corp.	57,995	3,459
Steel Dynamics, Inc.	95,166	3,144
Albemarle Corp.	72,666	2,654
Vulcan Materials Co.	33,742	2,240
Celanese Corp. Series A	42,460	1,658
Huntsman Corp.	69,260	1,631
* Pactiv Corp.	58,154	1,524
Titanium Metals Corp.	72,348	1,089

		52,469

Telecommunication Services (2.2%)
* Crown Castle International Corp.	241,697	8,336
* NII Holdings Inc.	154,522	4,911
* Metropcs Communications Inc.	154,968	2,634
* Leap Wireless International, Inc.	48,690	2,269
*^ Level 3 Communications, Inc.	891,332	1,890
* U.S. Cellular Corp.	14,642	805

		20,845

Utilities (3.0%)
* NRG Energy, Inc.	202,249	7,886
Allegheny Energy, Inc.	148,294	7,489
Questar Corp.	77,051	4,358
Equitable Resources, Inc.	51,547	3,036
* Reliant Energy, Inc.	107,506	2,543
Energen Corp.	30,426	1,896
* Dynegy, Inc.	156,076	1,231

		28,439

Total Common Stocks
(Cost $1,015,373)		940,423

Temporary Cash Investment (1.7%)

1 Vanguard Market Liquidity Fund, 2.800%
(Cost $15,855)	15,855,213	15,855

Total Investments (101.7%)
(Cost $1,031,228)		956,278

Other Assets and Liabilities-Net (-1.7%)		(16,086)

Net Assets (100%)		940,192

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2008, the cost of investment securities for tax purposes was $1,031,228,000. Net unrealized depreciation of investment securities for tax purposes was $74,950,000, consisting of unrealized gains of $42,135,000 on securities that had risen in value since their purchase and $117,085,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Mid-Cap Value Index
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (100.1%)

Consumer Discretionary (14.9%)
Mattel, Inc.	187,447	3,730
VF Corp.	45,013	3,489
H & R Block, Inc.	166,977	3,467
Genuine Parts Co.	85,800	3,451
Whirlpool Corp.	39,516	3,429
Newell Rubbermaid, Inc.	142,714	3,264
Sherwin-Williams Co.	54,544	2,784
Eastman Kodak Co.	147,368	2,604
BorgWarner, Inc.	59,273	2,551
Royal Caribbean Cruises, Ltd.	70,488	2,319
D. R. Horton, Inc.	145,009	2,284
Darden Restaurants Inc.	68,838	2,241
Black & Decker Corp.	31,986	2,114
Ross Stores, Inc.	70,147	2,102
* IAC/InterActiveCorp	98,996	2,055
*^ Mohawk Industries, Inc.	27,953	2,002
Hasbro, Inc.	71,497	1,995
Autoliv, Inc.	38,842	1,950
Washington Post Co. Class B	2,940	1,945
E.W. Scripps Co. Class A	45,160	1,897
Wyndham Worldwide Corp.	91,016	1,882
The Stanley Works	37,864	1,803
Advance Auto Parts, Inc.	51,610	1,757
* Toll Brothers, Inc.	68,142	1,600
Tiffany & Co.	34,633	1,449
Leggett & Platt, Inc.	87,033	1,327
* Interpublic Group of Cos., Inc.	156,783	1,319
^ New York Times Co. Class A	69,520	1,313
Virgin Media Inc.	92,592	1,303
Lennar Corp. Class A	65,993	1,241
* Expedia, Inc.	49,656	1,087
* AutoNation, Inc.	70,561	1,056
RadioShack Corp.	63,760	1,036
Wendy's International, Inc.	44,690	1,031
Brinker International, Inc.	53,902	1,000
KB Home	38,954	963
Foot Locker, Inc.	78,715	926
Liz Claiborne, Inc.	50,970	925
American Eagle Outfitters, Inc.	49,563	868
Family Dollar Stores, Inc.	34,046	664
Boyd Gaming Corp.	29,130	583
Pulte Homes, Inc.	38,949	567
Centex Corp.	21,779	527
Idearc Inc.	74,597	272
* R.H. Donnelley Corp.	18,005	91

		78,263

Consumer Staples (7.0%)
Bunge Ltd.	61,830	5,372
UST, Inc.	80,062	4,365
Molson Coors Brewing Co. Class B	66,654	3,504
Coca-Cola Enterprises, Inc.	136,301	3,299
SuperValu Inc.	107,997	3,238
The Pepsi Bottling Group, Inc.	68,545	2,324
Tyson Foods, Inc.	138,571	2,210
McCormick & Co., Inc.	58,680	2,169
The Clorox Co.	35,393	2,005
* Constellation Brands, Inc. Class A	98,149	1,734
Hormel Foods Corp.	38,339	1,597
* Smithfield Foods, Inc.	58,400	1,504
Brown-Forman Corp. Class B	17,753	1,176
The Estee Lauder Cos. Inc. Class A	19,267	883
PepsiAmericas, Inc.	33,144	846
Dean Foods Co.	27,068	544

		36,770

Energy (6.9%)
Noble Energy, Inc.	87,655	6,381
El Paso Corp.	358,166	5,960
Murphy Oil Corp.	59,748	4,908
* Newfield Exploration Co.	66,925	3,537
Pioneer Natural Resources Co.	61,072	3,000
* Nabors Industries, Inc.	72,393	2,445
Cimarex Energy Co.	42,131	2,306
Tesoro Corp.	70,085	2,103
Sunoco, Inc.	39,112	2,052
Patterson-UTI Energy, Inc.	51,486	1,348
Rowan Cos., Inc.	28,474	1,173
* Plains Exploration & Production Co.	20,176	1,072

		36,285

Financials (29.7%)
Boston Properties, Inc. REIT	60,975	5,614
Kimco Realty Corp. REIT	116,278	4,555
Hudson City Bancorp, Inc.	252,718	4,468
Host Hotels & Resorts Inc. REIT	266,985	4,250
Unum Group	184,432	4,059
HCP, Inc. REIT	119,870	4,053
Avalonbay Communities, Inc. REIT	40,258	3,886
Leucadia National Corp.	85,284	3,857
Plum Creek Timber Co. Inc. REIT	88,049	3,584
Annaly Mortgage Management Inc. REIT	231,649	3,549
^ American Capital Strategies, Ltd.	96,009	3,280
Assurant, Inc.	51,271	3,120
Ventas, Inc. REIT	68,256	3,065
People's United Financial Inc.	176,274	3,051
Cincinnati Financial Corp.	76,429	2,907
Everest Re Group, Ltd.	32,134	2,877
Torchmark Corp.	47,150	2,834
AMB Property Corp. REIT	50,674	2,758
New York Community Bancorp, Inc.	148,803	2,711
Comerica, Inc.	77,261	2,710
Developers Diversified Realty Corp. REIT	62,823	2,631
The Macerich Co. REIT	37,071	2,605
Zions Bancorp	54,663	2,490
SL Green Realty Corp. REIT	30,282	2,467
Willis Group Holdings Ltd.	72,986	2,453
Axis Capital Holdings Ltd.	69,530	2,363
Regency Centers Corp. REIT	35,589	2,305
Federal Realty Investment Trust REIT	28,948	2,256
W.R. Berkley Corp.	79,645	2,205
PartnerRe Ltd.	28,422	2,169
* Markel Corp.	4,836	2,128
White Mountains Insurance Group Inc.	4,431	2,127
Safeco Corp.	48,295	2,119
Fidelity National Financial, Inc. Class A	104,850	1,922
Huntington Bancshares Inc.	177,882	1,912
Sovereign Bancorp, Inc.	196,679	1,833
* Arch Capital Group Ltd.	26,453	1,817
RenaissanceRe Holdings Ltd.	34,450	1,788
Apartment Investment & Management Co. Class A REIT	48,862	1,750
Duke Realty Corp. REIT	74,541	1,700
UDR, Inc. REIT	68,678	1,684
Associated Banc-Corp.	61,771	1,645
Hospitality Properties Trust REIT	47,998	1,633
Countrywide Financial Corp.	296,086	1,628
Popular, Inc.	136,218	1,588
Synovus Financial Corp.	134,393	1,486
^ Allied Capital Corp.	79,057	1,457
Liberty Property Trust REIT	46,807	1,456
Old Republic International Corp.	112,040	1,446
Camden Property Trust REIT	28,428	1,427
UnionBanCal Corp.	28,364	1,392
Protective Life Corp.	34,026	1,380
First American Corp.	39,839	1,352
Weingarten Realty Investors REIT	39,174	1,349
HCC Insurance Holdings, Inc.	58,768	1,333
Commerce Bancshares, Inc.	31,280	1,315
^ The St. Joe Co.	30,450	1,307
Astoria Financial Corp.	44,106	1,198
MBIA, Inc.	97,238	1,188
CIT Group Inc.	96,803	1,147
Nationwide Financial Services, Inc.	24,170	1,143
Raymond James Financial, Inc.	49,118	1,129
TCF Financial Corp.	58,360	1,046
City National Corp.	20,910	1,034
iStar Financial Inc. REIT	68,391	960
Federated Investors, Inc.	23,456	919
First Horizon National Corp.	64,631	905
American Financial Group, Inc.	35,252	901
Transatlantic Holdings, Inc.	13,476	894
Unitrin, Inc.	23,146	818
^ Colonial BancGroup, Inc.	74,145	714
CapitalSource Inc. REIT	70,719	684
Toronto Dominion Bank	10,387	637
BOK Financial Corp.	11,992	626
Forest City Enterprise Class A	15,965	588
Student Loan Corp.	2,036	201

		155,838

Health Care (4.1%)
* Hospira, Inc.	52,319	2,238
* Invitrogen Corp.	23,830	2,037
^ Mylan Inc.	154,722	1,795
AmerisourceBergen Corp.	42,887	1,758
* Barr Pharmaceuticals Inc.	34,065	1,646
* Community Health Systems, Inc.	48,892	1,641
Hillenbrand Industries, Inc.	30,152	1,441
Applera Corp.-Applied Biosystems Group	42,995	1,413
Beckman Coulter, Inc.	20,852	1,346
Quest Diagnostics, Inc.	29,494	1,335
* Charles River Laboratories, Inc.	22,596	1,332
* Lincare Holdings, Inc.	41,069	1,154
Omnicare, Inc.	62,290	1,131
* King Pharmaceuticals, Inc.	124,781	1,086

		21,353

Industrials (11.3%)
L-3 Communications Holdings, Inc.	64,300	7,031
Parker Hannifin Corp.	86,004	5,957
Dover Corp.	101,552	4,243
Rockwell Automation, Inc.	72,503	4,163
Pitney Bowes, Inc.	110,841	3,882
Cooper Industries, Inc. Class A	92,050	3,696
Goodrich Corp.	60,658	3,488
R.R. Donnelley & Sons Co.	109,639	3,323
SPX Corp.	26,769	2,808
Republic Services, Inc. Class A	95,599	2,795
W.W. Grainger, Inc.	34,436	2,631
Avery Dennison Corp.	48,955	2,411
Manpower Inc.	41,448	2,332
Cintas Corp.	73,159	2,088
* Allied Waste Industries, Inc.	170,893	1,847
Pentair, Inc.	48,328	1,542
Oshkosh Truck Corp.	37,939	1,376
* Delta Air Lines Inc.	137,754	1,185
Pall Corp.	31,368	1,100
*^ USG Corp.	24,638	907
* Owens Corning Inc.	40,052	726

		59,531

Information Technology (7.5%)
* Flextronics International Ltd.	425,169	3,992
Fidelity National Information Services, Inc.	99,212	3,784
* Computer Sciences Corp.	88,948	3,628
Microchip Technology, Inc.	109,470	3,583
Xilinx, Inc.	150,382	3,572
* Western Digital Corp.	112,447	3,041
* Arrow Electronics, Inc.	62,784	2,113
* Teradata Corp.	92,561	2,042
Intersil Corp.	67,005	1,720
* Avnet, Inc.	49,871	1,632
* Cadence Design Systems, Inc.	137,538	1,469
* BEA Systems, Inc.	71,328	1,366
* Ingram Micro, Inc. Class A	79,499	1,258
* Tellabs, Inc.	213,582	1,164
* LSI Corp.	234,776	1,162
Molex, Inc. Class A	39,932	873
National Semiconductor Corp.	47,118	863
* Lexmark International, Inc.	24,185	743
* Hewitt Associates, Inc.	17,196	684
AVX Corp.	26,127	335
Jabil Circuit, Inc.	33,571	318

		39,342

Materials (6.5%)
United States Steel Corp.	60,388	7,661
Eastman Chemical Co.	41,437	2,588
MeadWestvaco Corp.	94,499	2,572
Vulcan Materials Co.	35,907	2,384
Sealed Air Corp.	82,578	2,085
Sigma-Aldrich Corp.	33,228	1,982
Lubrizol Corp.	35,098	1,948
* Domtar Corp.	264,162	1,804
Celanese Corp. Series A	45,223	1,766
International Flavors & Fragrances, Inc.	37,206	1,639
Sonoco Products Co.	48,338	1,384
Ashland, Inc.	29,005	1,372
Bemis Co., Inc.	51,286	1,304
* Smurfit-Stone Container Corp.	130,764	1,007
Steel Dynamics, Inc.	29,372	970
Huntsman Corp.	39,753	936
* Pactiv Corp.	33,223	871

		34,273

Telecommunication Services (2.3%)
Embarq Corp.	78,177	3,135
Windstream Corp.	243,708	2,912
CenturyTel, Inc.	53,626	1,783
Citizens Communications Co.	167,740	1,760
Telephone & Data Systems, Inc.	27,060	1,063
Telephone & Data Systems, Inc. - Special Common Shares	27,011	1,008
*^ Level 3 Communications, Inc.	275,033	583

		12,244

Utilities (9.9%)
* Mirant Corp.	130,868	4,762
Xcel Energy, Inc.	214,607	4,281
DTE Energy Co.	83,647	3,253
* Reliant Energy, Inc.	114,501	2,708
Wisconsin Energy Corp.	59,809	2,631
Questar Corp.	44,138	2,496
Pepco Holdings, Inc.	99,138	2,451
NiSource, Inc.	140,293	2,419
ONEOK, Inc.	50,383	2,249
CenterPoint Energy Inc.	156,168	2,229
SCANA Corp.	56,594	2,070
MDU Resources Group, Inc.	83,928	2,060
Alliant Energy Corp.	56,412	1,975
Energy East Corp.	81,015	1,954
Northeast Utilities	79,347	1,947
Integrys Energy Group, Inc.	38,939	1,816
Pinnacle West Capital Corp.	51,324	1,800
Equitable Resources, Inc.	29,530	1,739
TECO Energy, Inc.	107,771	1,719
NSTAR	54,641	1,663
DPL Inc.	58,125	1,490
* Dynegy, Inc.	166,422	1,313
Energen Corp.	17,432	1,086

		52,111

Total Common Stocks
(Cost $592,140)		526,010

Temporary Cash Investment (1.2%)

Money Market Fund
1 Vanguard Market Liquidity Fund, 2.800%
(Cost $6,123)	6,123,200	6,123

Total Investments (101.3%)
(Cost $598,263)		532,133

Other Assets and Liabilities-Net (-1.3%)		(6,662)

Net Assets (100%)		525,471

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2008, the cost of investment securities for tax purposes was $598,263,000. Net unrealized depreciation of investment securities for tax purposes was $66,130,000, consisting of unrealized gains of $12,600,000 on securities that had risen in value since their purchase and $78,730,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2008, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Small-Cap Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.6%)

Consumer Discretionary (13.2%)
*^ Priceline.com, Inc.	321,269	38,829
Service Corp. International	2,460,378	24,948
Snap-On Inc.	482,741	24,547
* Hanesbrands Inc.	840,364	24,539
* LKQ Corp.	1,016,397	22,838
DeVry, Inc.	534,898	22,380
Tupperware Brands Corp.	543,726	21,031
Gentex Corp.	1,211,516	20,777
* Dick's Sporting Goods, Inc.	747,928	20,030
Strayer Education, Inc.	127,817	19,492
Phillips-Van Heusen Corp.	498,336	18,897
* Aeropostale, Inc.	680,057	18,436
Burger King Holdings Inc.	656,971	18,172
* Big Lots Inc.	798,163	17,799
* DreamWorks Animation SKG, Inc.	632,231	16,299
Orient-Express Hotel Ltd.	374,845	16,178
* The Warnaco Group, Inc.	402,312	15,867
* Lear Corp.	612,267	15,864
* J. Crew Group, Inc.	352,438	15,567
Sotheby's	528,481	15,278
* Getty Images, Inc.	472,978	15,135
*^ Netflix.com, Inc.	435,341	15,085
* Chipotle Mexican Grill, Inc. Class B	155,053	15,054
* Jarden Corp.	684,689	14,885
* Bally Technologies Inc.	432,139	14,840
John Wiley & Sons Class A	360,561	14,314
* Saks Inc.	1,139,715	14,212
* Jack in the Box Inc.	528,421	14,199
MDC Holdings, Inc.	323,633	14,172
Barnes & Noble, Inc.	458,943	14,067
* Marvel Entertainment, Inc.	517,740	13,870
*^ Chipotle Mexican Grill, Inc.	121,194	13,747
* WMS Industries, Inc.	379,707	13,658
Wolverine World Wide, Inc.	461,208	13,380
* AnnTaylor Stores Corp.	549,175	13,279
Matthews International Corp.	273,321	13,188
* Fossil, Inc.	428,856	13,097
* The Cheesecake Factory Inc.	597,738	13,025
* Scientific Games Corp.	614,657	12,975
Meredith Corp.	336,536	12,873
OfficeMax, Inc.	665,210	12,732
^ Polaris Industries, Inc.	308,862	12,666
Brunswick Corp.	776,446	12,400
Ryland Group, Inc.	371,616	12,222
Regal Entertainment Group Class A	629,092	12,135
* Tractor Supply Co.	306,263	12,104
* Sonic Corp.	536,187	11,818
* Deckers Outdoor Corp.	108,701	11,720
*^ Vail Resorts Inc.	240,155	11,597
* Tenneco Automotive, Inc.	411,215	11,489
* TRW Automotive Holdings Corp.	488,281	11,411
*^ Panera Bread Co.	272,172	11,401
International Speedway Corp.	271,158	11,172
* Chico's FAS, Inc.	1,554,979	11,056
* Gaylord Entertainment Co.	363,921	11,023
* Quiksilver, Inc.	1,105,058	10,841
* Rent-A-Center, Inc.	589,985	10,826
^ Arbitron Inc.	248,729	10,735
Regis Corp.	389,049	10,695
* Gemstar-TV Guide International, Inc.	2,273,195	10,684
* The Gymboree Corp.	267,114	10,653
Choice Hotels International, Inc.	304,814	10,397
Men's Wearhouse, Inc.	446,696	10,395
* Lions Gate Entertainment Corp.	1,061,708	10,352
Jones Apparel Group, Inc.	752,931	10,104
* Bright Horizons Family Solutions, Inc.	231,686	9,972
Thor Industries, Inc.	320,757	9,549
Interactive Data Corp.	332,867	9,477
Dillard's Inc.	537,041	9,242
*^ Life Time Fitness, Inc.	293,856	9,171
*^ Under Armour, Inc.	249,405	9,128
* Scholastic Corp.	291,863	8,835
* Exide Technologies	664,184	8,701
Bob Evans Farms, Inc.	312,612	8,625
*^ Zale Corp.	433,308	8,562
American Greetings Corp. Class A	451,579	8,377
* Morningstar, Inc.	135,856	8,335
National CineMedia Inc.	370,568	8,330
Aaron Rents, Inc.	383,935	8,270
* Carter's, Inc.	511,684	8,264
American Axle & Manufacturing Holdings, Inc.	401,648	8,234
Belo Corp. Class A	776,955	8,212
Callaway Golf Co.	555,028	8,148
^ Pool Corp.	419,651	7,927
Cooper Tire & Rubber Co.	525,426	7,866
* Iconix Brand Group Inc.	452,630	7,853
* Pacific Sunwear of California, Inc.	617,777	7,790
ArvinMeritor, Inc.	608,721	7,615
* CEC Entertainment Inc.	260,215	7,515
*^ Live Nation, Inc.	615,913	7,471
Penske Automotive Group Inc.	377,033	7,337
CBRL Group, Inc.	199,114	7,122
^ Ethan Allen Interiors, Inc.	249,718	7,099
* Collective Brands, Inc.	577,854	7,004
* Coinstar, Inc.	246,534	6,937
*^ Blue Nile Inc.	127,663	6,913
* Champion Enterprises, Inc.	680,338	6,824
* Pinnacle Entertainment, Inc.	528,881	6,770
* Tween Brands, Inc.	271,390	6,714
* JAKKS Pacific, Inc.	236,489	6,520
^ IHOP Corp.	134,809	6,457
*^ P.F. Chang's China Bistro, Inc.	218,274	6,208
* Timberland Co.	443,669	6,092
Circuit City Stores, Inc.	1,489,605	5,929
Stage Stores, Inc.	365,429	5,920
* Skechers U.S.A., Inc.	290,277	5,866
*^ INVESTools Inc.	520,390	5,719
^ Columbia Sportswear Co.	127,252	5,603
Brown Shoe Co., Inc.	371,406	5,597
^ Domino's Pizza, Inc.	410,647	5,540
Harte-Hanks, Inc.	404,490	5,529
* The Dress Barn, Inc.	424,802	5,497
Sonic Automotive, Inc.	264,173	5,429
* Corinthian Colleges, Inc.	748,922	5,415
^ The McClatchy Co. Class A	504,405	5,397
The Buckle, Inc.	120,267	5,380
*^ Cabela's Inc.	377,923	5,351
* The Children's Place Retail Stores, Inc.	216,361	5,314
* Red Robin Gourmet Burgers, Inc.	140,543	5,280
* Charming Shoppes, Inc.	1,083,559	5,234
Stewart Enterprises, Inc. Class A	795,930	5,110
CKE Restaurants Inc.	455,242	5,108
* Sally Beauty Co. Inc.	719,991	4,968
* Pier 1 Imports Inc.	781,426	4,907
* Texas Roadhouse, Inc.	491,213	4,814
^ Furniture Brands International Inc.	407,658	4,770
* Genesco, Inc.	201,375	4,654
* Papa John's International, Inc.	190,016	4,600
*^ Valassis Communications, Inc.	423,763	4,598
The Pep Boys (Manny, Moe & Jack)	456,560	4,547
Group 1 Automotive, Inc.	191,217	4,490
Blyth, Inc.	227,027	4,477
UniFirst Corp.	120,017	4,451
* Steiner Leisure Ltd.	134,723	4,446
^ Tempur-Pedic International Inc.	398,403	4,382
* Visteon Corp.	1,148,822	4,320
* Helen of Troy Ltd.	257,551	4,319
Hearst-Argyle Television Inc.	207,943	4,290
* 99 Cents Only Stores	433,479	4,287
* Drew Industries, Inc.	174,570	4,270
* Hibbett Sports Inc.	274,297	4,235
^ Winnebago Industries, Inc.	247,899	4,189
Superior Industries International, Inc.	200,326	4,157
Sinclair Broadcast Group, Inc.	466,035	4,152
Ameristar Casinos, Inc.	227,215	4,147
*^ NutriSystem, Inc.	272,947	4,113
*^ Morgans Hotel Group	275,272	4,080
Cato Corp. Class A	271,894	4,062
Churchill Downs, Inc.	84,341	3,984
Modine Manufacturing Co.	274,816	3,982
Asbury Automotive Group, Inc.	279,330	3,844
*^ Meritage Corp.	197,080	3,808
^ La-Z-Boy Inc.	454,766	3,793
* Aftermarket Technology Corp.	194,497	3,781
K-Swiss, Inc.	235,228	3,721
RCN Corp.	330,748	3,698
CKX, Inc.	384,993	3,665
The Marcus Corp.	188,924	3,627
^ Cinemark Holdings Inc.	282,645	3,615
* CSK Auto Corp.	386,658	3,600
^ Lee Enterprises, Inc.	354,593	3,549
* Entravision Communications Corp.	525,951	3,503
Fred's, Inc.	336,673	3,451
* Charlotte Russe Holding Inc.	198,567	3,443
*^ Buffalo Wild Wings Inc.	140,149	3,434
* Knology, Inc.	264,500	3,425
Ruby Tuesday, Inc.	454,960	3,412
Speedway Motorsports, Inc.	135,091	3,387
* Pre-Paid Legal Services, Inc.	79,845	3,386
World Wrestling Entertainment, Inc.	180,619	3,361
*^ Hovnanian Enterprises Inc. Class A	315,700	3,346
Movado Group, Inc.	170,850	3,330
* RC2 Corp.	158,328	3,320
* Cox Radio, Inc.	278,746	3,312
*^ Jos. A. Bank Clothiers, Inc.	160,457	3,289
^ Beazer Homes USA, Inc.	347,625	3,285
* California Pizza Kitchen, Inc.	245,656	3,221
Oxford Industries, Inc.	142,072	3,201
Triarc Cos., Inc. Class B	449,077	3,169
*^ Blockbuster Inc. Class A	962,879	3,139
^ Standard Pacific Corp.	643,054	3,125
* Universal Electronics, Inc.	128,983	3,123
Christopher & Banks Corp.	311,395	3,111
Journal Communications, Inc.	414,367	3,058
Jackson Hewitt Tax Service Inc.	265,040	3,040
^ Borders Group, Inc.	517,565	3,038
* Jo-Ann Stores, Inc.	198,705	2,927
*^ Charter Communications, Inc.	3,387,123	2,886
* Peet's Coffee & Tea Inc.	121,918	2,866
* Volcom, Inc.	140,266	2,835
^ Sealy Corp.	359,583	2,733
* Coldwater Creek Inc.	538,673	2,720
^ Citadel Broadcasting Corp.	1,633,123	2,711
Monro Muffler Brake, Inc.	160,126	2,706
*^ Fleetwood Enterprises, Inc.	564,965	2,599
Entercom Communications Corp.	258,024	2,562
*^ Raser Technologies, Inc.	294,796	2,532
bebe stores, inc.	235,487	2,531
*^ True Religion Apparel, Inc.	135,884	2,521
*^ Universal Technical Institute Inc.	212,010	2,487
^ Media General, Inc. Class A	174,390	2,445
Ambassadors Group, Inc.	128,724	2,432
* GSI Commerce, Inc.	184,745	2,429
Monaco Coach Corp.	252,788	2,396
* Steven Madden, Ltd.	138,869	2,379
* Gaiam, Inc.	136,393	2,362
Sauer-Danfoss, Inc.	106,103	2,349
* Denny's Corp.	787,536	2,347
^ Talbots Inc.	216,569	2,335
CSS Industries, Inc.	66,620	2,329
* Lin TV Corp.	240,733	2,313
Spartan Motors, Inc.	271,937	2,301
O'Charley's Inc.	195,163	2,248
FTD Group, Inc.	165,459	2,220
*^ Zumiez Inc.	140,058	2,198
* BJ's Restaurants Inc.	150,652	2,171
Gray Television, Inc.	374,337	2,130
* Leapfrog Enterprises, Inc.	301,326	2,124
* Mediacom Communications Corp.	482,160	2,088
* Capella Education Co.	37,874	2,068
*^ Avatar Holding, Inc.	47,303	2,062
* Fisher Communications, Inc.	65,708	2,047
*^ Core-Mark Holding Co., Inc.	68,821	1,978
^ Brookfield Homes Corp.	117,644	1,976
* AFC Enterprises, Inc.	219,469	1,973
*^ MarineMax, Inc.	153,501	1,913
* Steak n Shake Co.	240,635	1,894
^ M/I Homes, Inc.	111,518	1,894
* Cumulus Media Inc.	290,271	1,852
^ GateHouse Media, Inc.	308,757	1,803
* Monarch Casino & Resort, Inc.	101,061	1,790
Finish Line, Inc.	375,265	1,786
* AH Belo Corp.	154,376	1,765
* 1-800-FLOWERS.COM, Inc.	206,561	1,758
^ Landry's Restaurants, Inc.	106,391	1,732
Kenneth Cole Productions, Inc.	101,817	1,725
* Blockbuster Inc. Class B	600,871	1,712
*^ iRobot Corp.	97,450	1,667
*^ Shuffle Master, Inc.	310,938	1,664
* Hot Topic, Inc.	383,080	1,651
*^ Overstock.com, Inc.	137,995	1,644
^ Warner Music Group Corp.	328,030	1,634
* Shutterfly, Inc.	109,639	1,630
Big 5 Sporting Goods Corp.	183,819	1,612
* Citi Trends Inc.	86,251	1,591
*^ Martha Stewart Living Omnimedia, Inc.	212,042	1,575
*^ DSW Inc. Class A	121,609	1,575
* Playboy Enterprises, Inc. Class B	186,306	1,552
* Great Wolf Resorts, Inc.	242,823	1,549
* Stamps.com Inc.	148,197	1,521
* ValueVision Media, Inc.	268,477	1,487
*^ Krispy Kreme Doughnuts, Inc.	483,908	1,476
* MTR Gaming Group Inc.	205,746	1,440
* Select Comfort Corp.	398,739	1,435
Lithia Motors, Inc.	140,603	1,429
*^ Tuesday Morning Corp.	274,379	1,421
*^ Smith & Wesson Holding Corp.	281,702	1,414
* Nexcen Brands, Inc.	409,953	1,406
^ Stein Mart, Inc.	245,612	1,380
*^ Six Flags, Inc.	831,740	1,364
* Westwood One, Inc.	647,617	1,360
* New York & Co., Inc.	235,562	1,352
*^ Bluegreen Corp.	192,437	1,289
* Retail Ventures, Inc.	256,645	1,245
* Build-A-Bear-Workshop, Inc.	135,900	1,235
* Harris Interactive Inc.	442,985	1,209
^ PRIMEDIA Inc.	158,261	1,163
^ Systemax Inc.	95,125	1,147
^ Building Materials Holding Corp.	258,052	1,130
Dover Downs Gaming & Entertainment, Inc.	130,765	1,113
*^ LodgeNet Interactive Corp.	182,462	1,111
* Ruth's Chris Steak House Inc.	156,035	1,078
*^ Jamba Inc.	392,334	1,040
*^ Conn's, Inc.	62,747	1,023
* Radio One, Inc. Class D	661,728	1,006
*^ WCI Communities, Inc.	295,819	991
* A.C. Moore Arts & Crafts, Inc.	142,236	970
* Emmis Communications, Inc.	269,919	939
*^ Trump Entertainment Resorts, Inc.	259,872	936
^ Marine Products Corp.	114,656	926
^ Nautilus Inc.	276,830	911
Triarc Cos., Inc. Class A	140,075	903
*^ Isle of Capri Casinos, Inc.	119,651	856
Arctic Cat, Inc.	98,886	721
* Town Sports International Holdings, Inc.	104,274	668
*^ Palm Harbor Homes, Inc.	89,880	473
^ Bon-Ton Stores, Inc.	64,499	353
*^ Heelys Inc.	73,314	315
*^ Magna Entertainment Corp. Class A	358,988	122
* Voyager Learning Co.	178	1

		1,796,079

Consumer Staples (3.6%)
Church & Dwight, Inc.	581,839	31,559
Corn Products International, Inc.	660,850	24,544
J.M. Smucker Co.	482,216	24,405
Herbalife Ltd.	450,018	21,376
* BJ's Wholesale Club, Inc.	574,510	20,504
Alberto-Culver Co.	737,224	20,207
Flowers Foods, Inc.	731,683	18,109
* Central European Distribution Corp.	303,074	17,636
Del Monte Foods Co.	1,787,821	17,038
Universal Corp. (VA)	241,287	15,812
* NBTY, Inc.	501,290	15,014
*^ Rite Aid Corp.	4,914,360	14,448
Ruddick Corp.	341,313	12,581
* Ralcorp Holdings, Inc.	215,033	12,504
Longs Drug Stores, Inc.	266,326	11,308
* Hain Celestial Group, Inc.	350,703	10,346
* Performance Food Group Co.	312,832	10,223
*^ Chattem, Inc.	142,398	9,447
* Darling International, Inc.	718,241	9,301
Casey's General Stores, Inc.	401,984	9,085
Nu Skin Enterprises, Inc.	486,076	8,759
*^ Chiquita Brands International, Inc.	376,236	8,695
* Winn-Dixie Stores, Inc.	475,214	8,535
Lancaster Colony Corp.	197,886	7,908
Pilgrim's Pride Corp.	381,642	7,721
* United Natural Foods, Inc.	359,034	6,718
^ Vector Group Ltd.	372,545	6,553
* TreeHouse Foods Inc.	275,400	6,296
Sanderson Farms, Inc.	160,157	6,088
The Andersons, Inc.	134,547	6,002
* The Great Atlantic & Pacific Tea Co., Inc.	215,508	5,651
Seaboard Corp.	3,312	5,183
* Alliance One International, Inc.	854,682	5,162
^ Tootsie Roll Industries, Inc.	196,844	4,960
WD-40 Co.	141,549	4,707
*^ Green Mountain Coffee Roasters, Inc.	145,342	4,600
* Elizabeth Arden, Inc.	229,896	4,586
* American Oriental Bioengineering, Inc.	530,748	4,299
* The Pantry, Inc.	196,243	4,137
* Boston Beer Co., Inc. Class A	85,868	4,082
Nash-Finch Co.	119,144	4,049
Lance, Inc.	206,544	4,048
J & J Snack Foods Corp.	131,725	3,618
^ Cal-Maine Foods, Inc.	102,764	3,430
Weis Markets, Inc.	95,613	3,296
Ingles Markets, Inc.	109,043	2,681
PriceSmart, Inc.	91,813	2,544
* Prestige Brands Holdings Inc.	307,767	2,518
Reddy Ice Holdings, Inc.	191,993	2,502
Coca-Cola Bottling Co.	34,963	2,154
* Central Garden & Pet Co. Class A	399,332	1,773
*^ USANA Health Sciences, Inc.	78,360	1,726
*^ Spectrum Brands Inc.	349,213	1,596
Farmer Brothers, Inc.	63,859	1,478
Alico, Inc.	32,538	1,437
* Revlon, Inc. Class A	1,265,838	1,228
^ Mannatech, Inc.	139,357	994
* Central Garden and Pet Co.	194,680	897
National Beverage Corp.	102,042	783
*^ Jones Soda Co.	220,216	769

		489,610

Energy (9.0%)
Cabot Oil & Gas Corp.	857,026	43,571
Helmerich & Payne, Inc.	913,449	42,813
* Forest Oil Corp.	699,858	34,265
* Quicksilver Resources, Inc.	907,049	33,135
* Oceaneering International, Inc.	485,841	30,608
* Petrohawk Energy Corp.	1,504,684	30,349
* Kinder Morgan Management, LLC	575,486	29,333
* Superior Energy Services, Inc.	710,818	28,163
Massey Energy Co.	702,430	25,639
Tidewater Inc.	460,073	25,355
* Alpha Natural Resources, Inc.	579,049	25,154
* Core Laboratories N.V.	205,862	24,559
* Whiting Petroleum Corp.	375,118	24,251
* Helix Energy Solutions Group, Inc.	766,182	24,135
* Unit Corp.	409,468	23,196
* Atwood Oceanics, Inc.	251,227	23,043
St. Mary Land & Exploration Co.	554,634	21,353
* Dresser Rand Group, Inc.	681,413	20,953
Foundation Coal Holdings, Inc.	399,158	20,090
* Mariner Energy Inc.	730,897	19,742
* Oil States International, Inc.	420,144	18,827
* Hercules Offshore, Inc.	744,583	18,704
* W-H Energy Services, Inc.	270,453	18,621
* Encore Acquisition Co.	454,808	18,320
Overseas Shipholding Group Inc.	261,402	18,309
Holly Corp.	415,042	18,017
* SEACOR Holdings Inc.	193,824	16,545
* Comstock Resources, Inc.	392,307	15,810
Berry Petroleum Class A	335,826	15,613
Penn Virginia Corp.	334,485	14,747
* Carrizo Oil & Gas, Inc.	240,073	14,229
* Continental Resources, Inc.	445,141	14,196
* Dril-Quip, Inc.	302,919	14,077
* EXCO Resources, Inc.	737,476	13,643
*^ Delta Petroleum Corp.	588,278	13,260
* Global Industries Ltd.	812,055	13,066
Atlas America, Inc.	213,465	12,902
* Stone Energy Corp.	234,758	12,280
* Bill Barrett Corp.	256,331	12,112
* Swift Energy Co.	265,271	11,935
Crosstex Energy, Inc.	345,519	11,730
* Arena Resources, Inc.	285,830	11,064
* Patriot Coal Corp.	234,260	11,003
* Grey Wolf, Inc.	1,617,141	10,964
* Bristow Group, Inc.	199,128	10,687
* TETRA Technologies, Inc.	655,635	10,385
* Willbros Group, Inc.	318,174	9,736
W&T Offshore, Inc.	269,472	9,192
* Petroleum Development Corp.	131,400	9,102
* ION Geophysical Corp.	646,437	8,921
* Gulfmark Offshore, Inc.	162,149	8,873
* Complete Production Services, Inc.	386,691	8,871
* Hornbeck Offshore Services, Inc.	194,168	8,868
* Rosetta Resources, Inc.	449,420	8,840
*^ BPZ Energy, Inc.	394,371	8,570
Lufkin Industries, Inc.	129,683	8,276
* ATP Oil & Gas Corp.	252,167	8,251
*^ Cheniere Energy, Inc.	398,093	7,882
* Contango Oil & Gas Co.	120,362	7,777
*^ International Coal Group, Inc.	1,146,312	7,279
* Pioneer Drilling Co.	438,014	6,978
^ CARBO Ceramics Inc.	173,125	6,942
* NATCO Group Inc.	146,149	6,832
* Parallel Petroleum Corp.	345,755	6,766
World Fuel Services Corp.	239,648	6,727
*^ Oilsands Quest, Inc.	1,682,264	6,628
* PetroQuest Energy, Inc.	370,214	6,420
* Parker Drilling Co.	987,417	6,379
*^ McMoRan Exploration Co.	359,808	6,221
General Maritime Corp.	251,979	5,949
* Warren Resources Inc.	487,924	5,792
*^ Enbridge Energy Management LLC	105,328	5,122
*^ Goodrich Petroleum Corp.	169,678	5,104
^ RPC Inc.	303,099	4,604
* T-3 Energy Services, Inc.	102,439	4,360
* Dawson Geophysical Co.	64,140	4,329
* Cal Dive International, Inc.	414,669	4,304
* Trico Marine Services, Inc.	105,837	4,124
* Newpark Resources, Inc.	792,749	4,043
* Matrix Service Co.	234,210	4,024
* Basic Energy Services Inc.	180,972	3,996
* Bois d'Arc Energy, Inc.	175,460	3,771
* Harvest Natural Resources, Inc.	308,764	3,724
^ Western Refining, Inc.	269,620	3,632
*^ USEC Inc.	976,788	3,614
* PHI Inc. Non-Voting Shares	109,963	3,468
Gulf Island Fabrication, Inc.	113,117	3,249
* Superior Well Services, Inc.	145,813	3,189
* Bronco Drilling Co., Inc.	183,260	2,952
*^ Allis-Chalmers Energy Inc.	200,135	2,760
*^ VeraSun Energy Corp.	370,930	2,726
*^ GMX Resources Inc.	76,605	2,676
* Gulfport Energy Corp.	242,139	2,567
* Energy Partners, Ltd.	253,468	2,400
* Brigham Exploration Co.	386,082	2,344
* Veneco Inc.	178,999	2,080
*^ Uranium Resources Inc.	321,429	1,925
*^ OYO Geospace Corp.	40,914	1,858
* US BioEnergy Corp.	314,797	1,857
* Clean Energy Fuels Corp.	135,596	1,812
*^ SulphCo, Inc.	415,461	1,732
^ Alon USA Energy, Inc.	102,395	1,557
Delek US Holdings, Inc.	118,068	1,496
*^ Aventine Renewable Energy Holdings, Inc.	275,857	1,434
*^ Pacific Ethanol, Inc.	285,812	1,258
* Rentech, Inc.	1,286,442	1,145
*^ Evergreen Energy, Inc.	706,369	1,088
*^ Verenium Corp.	276,257	972
*^ GeoGlobal Resources Inc.	316,466	883

		1,221,004

Financials (18.8%)
Health Care Inc. REIT	719,435	32,468
Rayonier Inc. REIT	689,098	29,934
Nationwide Health Properties, Inc. REIT	820,268	27,684
Alexandria Real Estate Equities, Inc. REIT	281,118	26,065
Essex Property Trust, Inc. REIT	222,082	25,313
Jones Lang LaSalle Inc.	326,603	25,259
Cullen/Frost Bankers, Inc.	464,506	24,637
Taubman Co. REIT	464,343	24,192
* Affiliated Managers Group, Inc.	263,683	23,927
Waddell & Reed Financial, Inc.	736,113	23,651
^ Realty Income Corp. REIT	892,084	22,855
Bank of Hawaii Corp.	432,515	21,435
Mack-Cali Realty Corp. REIT	599,311	21,401
StanCorp Financial Group, Inc.	437,147	20,856
BRE Properties Inc. Class A REIT	447,965	20,409
Senior Housing Properties Trust REIT	832,440	19,729
Arthur J. Gallagher & Co.	829,117	19,584
Aspen Insurance Holdings Ltd.	739,387	19,505
^ Valley National Bancorp	1,006,088	19,327
Digital Realty Trust, Inc. REIT	543,307	19,287
The Hanover Insurance Group Inc.	458,270	18,853
Fulton Financial Corp.	1,530,892	18,815
* Investment Technology Group, Inc.	387,191	17,880
Wilmington Trust Corp.	567,308	17,643
Washington Federal Inc.	772,014	17,633
Endurance Specialty Holdings Ltd.	480,780	17,597
* Philadelphia Consolidated Holding Corp.	539,685	17,378
Douglas Emmett, Inc. REIT	775,672	17,111
* Liberty Media Corp.-Capital Series A	1,087,046	17,110
* Conseco, Inc.	1,645,177	16,781
^ Apollo Investment Corp.	1,053,312	16,674
Platinum Underwriters Holdings, Ltd.	504,882	16,388
* Alleghany Corp.	47,668	16,279
Erie Indemnity Co. Class A	307,748	15,754
Susquehanna Bancshares, Inc.	752,803	15,335
Jefferies Group, Inc.	942,172	15,197
BancorpSouth, Inc.	653,044	15,124
IPC Holdings Ltd.	533,553	14,939
Post Properties, Inc. REIT	386,004	14,907
Highwood Properties, Inc. REIT	479,283	14,891
Reinsurance Group of America, Inc.	273,196	14,873
DCT Industrial Trust Inc. REIT	1,486,549	14,806
FirstMerit Corp.	709,806	14,665
*^ E*TRADE Financial Corp.	3,738,424	14,430
Commerce Group, Inc.	397,835	14,346
Potlatch Corp. REIT	345,356	14,253
Kilroy Realty Corp. REIT	288,711	14,179
Home Properties, Inc. REIT	294,064	14,112
Whitney Holdings Corp.	567,711	14,074
National Retail Properties REIT	634,367	13,988
* ProAssurance Corp.	259,177	13,951
^ Ambac Financial Group, Inc.	2,403,908	13,822
BioMed Realty Trust, Inc. REIT	577,658	13,800
Washington REIT	412,045	13,771
Montpelier Re Holdings Ltd.	857,493	13,763
Allied World Assurance Holdings, Ltd.	343,917	13,654
^ Westamerica Bancorporation	258,644	13,605
HRPT Properties Trust REIT	1,990,268	13,395
Corporate Office Properties Trust, Inc. REIT	397,342	13,355
* Knight Capital Group, Inc. Class A	814,408	13,226
Entertainment Properties Trust REIT	267,518	13,197
Webster Financial Corp.	472,050	13,156
CBL & Associates Properties, Inc. REIT	550,809	12,961
* SVB Financial Group	292,435	12,762
First Niagara Financial Group, Inc.	928,464	12,618
Assured Guaranty Ltd.	526,094	12,489
Brandywine Realty Trust REIT	728,404	12,354
^ First Industrial Realty Trust REIT	394,446	12,184
First Midwest Bancorp, Inc.	428,923	11,911
Zenith National Insurance Corp.	327,377	11,740
Healthcare Realty Trust Inc. REIT	447,193	11,694
The Phoenix Cos., Inc.	957,649	11,693
Delphi Financial Group, Inc.	386,097	11,286
Selective Insurance Group	468,533	11,189
^ MGIC Investment Corp.	1,053,930	11,098
National Penn Bancshares Inc.	607,285	11,047
NewAlliance Bancshares, Inc.	883,842	10,836
Mercury General Corp.	241,154	10,686
Mid-America Apartment Communities, Inc. REIT	214,083	10,670
Tanger Factory Outlet Centers, Inc. REIT	276,077	10,621
UMB Financial Corp.	257,238	10,598
Omega Healthcare Investors, Inc. REIT	600,564	10,426
Hilb, Rogal and Hamilton Co.	326,867	10,287
International Bancshares Corp.	454,498	10,263
LaSalle Hotel Properties REIT	354,422	10,183
*^ AmeriCredit Corp.	1,007,657	10,147
Equity Lifestyle Properties, Inc. REIT	203,969	10,070
DiamondRock Hospitality Co. REIT	794,598	10,068
East West Bancorp, Inc.	556,331	9,875
Max Re Capital Ltd.	372,795	9,764
EastGroup Properties, Inc. REIT	209,954	9,754
* Argo Group International Holdings	270,077	9,593
The South Financial Group, Inc.	639,153	9,498
Colonial Properties Trust REIT	394,860	9,496
Old National Bancorp	525,291	9,455
Cash America International Inc.	257,641	9,378
United Bankshares, Inc.	343,665	9,159
* Interactive Brokers Group, Inc.	353,772	9,081
Odyssey Re Holdings Corp.	246,023	9,041
^ Greenhill & Co., Inc.	129,805	9,029
American Financial Realty Trust REIT	1,135,772	9,018
Trustmark Corp.	404,719	9,017
Prosperity Bancshares, Inc.	311,922	8,940
Extra Space Storage Inc. REIT	547,555	8,865
Hancock Holding Co.	209,209	8,791
R.L.I. Corp.	174,459	8,648
Strategic Hotels and Resorts, Inc. REIT	656,411	8,619
^ Redwood Trust, Inc. REIT	235,397	8,557
^ Cousins Properties, Inc. REIT	343,086	8,478
Pennsylvania REIT	344,048	8,391
Sunstone Hotel Investors, Inc. REIT	523,988	8,389
Pacific Capital Bancorp	389,268	8,369
Inland Real Estate Corp. REIT	549,730	8,361
F.N.B. Corp.	534,050	8,337
Citizens Banking Corp.	667,022	8,291
MFA Mortgage Investments, Inc. REIT	1,303,967	8,215
^ Umpqua Holdings Corp.	528,984	8,205
GFI Group Inc.	142,772	8,181
Glacier Bancorp, Inc.	426,363	8,173
Sovran Self Storage, Inc. REIT	190,987	8,157
Employers Holdings, Inc.	438,288	8,126
Ares Capital Corp.	642,354	8,074
Equity One, Inc. REIT	325,822	7,810
First Charter Corp.	291,606	7,789
Cathay General Bancorp	374,124	7,756
* Forestar Real Estate Group, Inc.	311,309	7,755
Lexington Realty Trust REIT	533,798	7,692
MB Financial, Inc.	248,692	7,655
*^ Enstar Group Ltd.	68,082	7,575
Franklin Street Properties Corp. REIT	528,926	7,574
optionsXpress Holdings Inc.	361,033	7,477
Capitol Federal Financial	196,734	7,374
PS Business Parks, Inc. REIT	141,376	7,337
^ National Financial Partners Corp.	325,025	7,303
Midland Co.	111,124	7,215
UCBH Holdings, Inc.	920,021	7,139
Alfa Corp.	320,668	7,048
First BanCorp Puerto Rico	693,276	7,044
Provident Financial Services Inc.	487,457	6,893
Wintrust Financial Corp.	196,151	6,855
United Fire & Casualty Co.	181,243	6,778
^ First Commonwealth Financial Corp.	580,995	6,734
* Investors Bancorp, Inc.	438,233	6,727
Sterling Financial Corp.	430,715	6,723
Horace Mann Educators Corp.	382,337	6,683
American Campus Communities, Inc. REIT	240,978	6,593
^ Park National Corp.	93,009	6,590
Acadia Realty Trust REIT	270,033	6,521
National Health Investors REIT	207,994	6,500
* Navigators Group, Inc.	118,984	6,473
Medical Properties Trust Inc. REIT	571,427	6,469
First Citizens BancShares Class A	46,280	6,449
Sterling Bancshares, Inc.	643,851	6,400
* Signature Bank	248,580	6,339
FelCor Lodging Trust, Inc. REIT	523,567	6,299
First Community Bancorp	234,445	6,295
* Alexander's, Inc. REIT	17,747	6,291
^ Frontier Financial Corp.	350,278	6,193
Community Bank System, Inc.	249,157	6,119
Infinity Property & Casualty Corp.	144,294	6,003
NBT Bancorp, Inc.	270,139	5,997
S & T Bancorp, Inc.	184,051	5,921
^ TrustCo Bank NY	665,405	5,915
Ashford Hospitality Trust REIT	1,028,558	5,842
City Holding Co.	145,176	5,793
CVB Financial Corp.	552,386	5,750
^ Portfolio Recovery Associates, Inc.	133,514	5,726
Brookline Bancorp, Inc.	498,223	5,720
* FCStone Group, Inc.	205,739	5,699
^ United Community Banks, Inc.	335,107	5,690
First Financial Bankshares, Inc.	137,629	5,640
^ PrivateBancorp, Inc.	170,977	5,381
* Stifel Financial Corp.	117,774	5,288
MCG Capital Corp.	578,282	5,257
* Piper Jaffray Cos., Inc.	154,223	5,237
^ LandAmerica Financial Group, Inc.	130,497	5,151
*^ KBW Inc.	232,710	5,131
^ First Busey Corp.	242,302	5,117
Parkway Properties Inc. REIT	136,730	5,054
Central Pacific Financial Co.	263,618	4,969
^ Gramercy Capital Corp. REIT	237,365	4,968
WesBanco, Inc.	200,714	4,960
U-Store-It Trust REIT	433,679	4,914
* Dollar Financial Corp.	213,531	4,911
Investors Real Estate Trust REIT	490,038	4,793
^ Maguire Properties, Inc. REIT	333,144	4,767
Bank Mutual Corp.	441,453	4,741
Saul Centers, Inc. REIT	93,837	4,714
Northwest Bancorp, Inc.	172,186	4,706
Financial Federal Corp.	215,746	4,705
OneBeacon Insurance Group Ltd.	245,874	4,677
Radian Group, Inc.	710,122	4,666
Tower Group, Inc.	183,707	4,624
Cedar Shopping Centers, Inc. REIT	390,834	4,565
Chemical Financial Corp.	190,477	4,541
* PICO Holdings, Inc.	150,007	4,535
^ NorthStar Realty Finance Corp. REIT	545,771	4,459
Provident New York Bancorp, Inc.	327,796	4,425
Harleysville Group, Inc.	119,773	4,323
^ The First Marblehead Corp.	578,389	4,315
* World Acceptance Corp.	133,602	4,255
National Western Life Insurance Co. Class A	19,566	4,242
IBERIABANK Corp.	95,375	4,220
Stewart Information Services Corp.	150,369	4,209
American Equity Investment Life Holding Co.	451,553	4,190
The PMI Group Inc.	717,877	4,178
LTC Properties, Inc. REIT	162,293	4,173
* Hilltop Holdings Inc.	399,728	4,157
First Merchants Corp.	145,240	4,145
Safety Insurance Group, Inc.	121,028	4,131
Sandy Spring Bancorp, Inc.	145,392	4,001
Glimcher Realty Trust REIT	331,888	3,969
Renasant Corp.	176,295	3,967
Anworth Mortgage Asset Corp. REIT	635,799	3,897
* Tejon Ranch Co.	104,078	3,884
American Physicians Capital, Inc.	83,763	3,883
Amtrust Financial Services Inc.	238,321	3,863
^ Newcastle Investment Corp. REIT	467,271	3,860
Sterling Financial Corp. (PA)	220,507	3,848
Amcore Financial, Inc.	187,717	3,820
Harleysville National Corp.	262,311	3,783
First Financial Bancorp	281,213	3,782
Cohen & Steers, Inc.	140,296	3,716
Independent Bank Corp. (MA)	125,423	3,706
^ Anthracite Capital Inc. REIT	559,408	3,692
State Auto Financial Corp.	126,150	3,675
Dime Community Bancshares	209,878	3,669
Flagstone Reinsurance Holdings Ltd.	300,416	3,635
Kite Realty Group Trust REIT	255,915	3,583
* United America Indemnity, Ltd.	185,655	3,576
^ Capital Trust Class A REIT	132,596	3,573
^ RAIT Financial Trust REIT	513,721	3,565
* EZCORP, Inc.	287,877	3,544
Columbia Banking System, Inc.	158,030	3,537
^ IndyMac Bancorp, Inc.	712,797	3,535
* Texas Capital Bancshares, Inc.	208,080	3,512
Boston Private Financial Holdings, Inc.	331,378	3,509
Community Trust Bancorp Inc.	119,690	3,507
Ramco-Gershenson Properties Trust REIT	162,409	3,428
Presidential Life Corp.	195,020	3,401
^ Downey Financial Corp.	183,866	3,379
* Guaranty Financial Group, Inc.	312,480	3,319
Universal Health Realty Income REIT	98,945	3,295
First Potomac REIT	213,486	3,281
*^ First Federal Financial Corp.	120,710	3,277
FBL Financial Group, Inc. Class A	114,094	3,251
*^ Beneficial Mutual Bancorp, Inc.	328,066	3,245
Education Realty Trust, Inc. REIT	252,451	3,173
*^ Greenlight Capital Re. Ltd.	170,516	3,172
Sun Communities, Inc. REIT	153,727	3,151
Castlepoint Holdings Ltd.	322,359	3,137
Omega Financial Corp.	100,271	3,128
Advance America, Cash Advance Centers, Inc.	407,248	3,075
Calamos Asset Management, Inc.	187,497	3,052
First Community Bancshares, Inc.	83,649	3,046
BankFinancial Corp.	191,005	3,039
CapLease, Inc. REIT	389,883	3,029
Anchor Bancorp Wisconsin Inc.	159,498	3,026
GMH Communities Trust REIT	347,565	3,017
Provident Bankshares Corp.	280,354	3,011
* Pinnacle Financial Partners, Inc.	117,245	3,001
Capital Southwest Corp.	24,130	2,985
Washington Trust Bancorp, Inc.	118,175	2,933
Simmons First National Corp.	98,153	2,918
Tompkins Trustco, Inc.	59,027	2,904
* eHealth, Inc.	127,598	2,816
^ Capitol Bancorp Ltd.	130,354	2,756
* MarketAxess Holdings, Inc.	272,734	2,711
^ Capital City Bank Group, Inc.	93,002	2,697
Nara Bancorp, Inc.	207,387	2,694
SWS Group, Inc.	219,561	2,685
* Centennial Bank Holdings Inc.	426,109	2,676
First Financial Corp. (IN)	86,729	2,670
Bank of the Ozarks, Inc.	111,314	2,660
^ City Bank Lynnwood (WA)	117,884	2,625
^ Corus Bankshares Inc.	266,919	2,597
Hanmi Financial Corp.	351,108	2,595
^ Arbor Realty Trust, Inc. REIT	170,927	2,578
Compass Diversified Trust	195,773	2,574
Old Second Bancorp, Inc.	96,679	2,568
WSFS Financial Corp.	52,031	2,564
* First Cash Financial Services, Inc.	243,113	2,511
^ Univest Corp. of Pennsylvania	95,730	2,507
First Source Corp.	117,569	2,475
BancFirst Corp.	54,039	2,474
Gamco Investors Inc. Class A	49,010	2,468
Getty Realty Holding Corp. REIT	152,262	2,426
^ S.Y. Bancorp, Inc.	103,308	2,401
* CNA Surety Corp.	155,680	2,394
Integra Bank Corp.	145,520	2,357
Sterling Bancorp	148,630	2,308
Banner Corp.	99,651	2,296
Flagstar Bancorp, Inc.	317,606	2,293
First Financial Holdings, Inc.	97,108	2,278
Urstadt Biddle Properties Class A REIT	143,489	2,257
First State Bancorporation	168,283	2,253
*^ Western Alliance Bancorp	171,391	2,204
Midwest Banc Holdings, Inc.	171,268	2,189
^ Union Bankshares Corp.	112,159	2,173
^ Heartland Financial USA, Inc.	101,006	2,137
* LaBranche & Co. Inc.	486,809	2,118
TriCo Bancshares	118,705	2,055
CoBiz Inc.	152,761	1,989
* TradeStation Group, Inc.	232,379	1,980
Friedman, Billings, Ramsey Group, Inc. REIT	1,160,752	1,973
Nelnet, Inc.	166,944	1,962
^ Crystal River Capital Inc. REIT	217,721	1,944
West Coast Bancorp	130,640	1,906
First Place Financial Corp.	145,985	1,898
*^ Oritani Financial Corp.	125,102	1,898
Independent Bank Corp. (MI)	178,762	1,856
*^ Virginia Commerce Bancorp, Inc.	160,199	1,839
^ JER Investors Trust Inc. REIT	216,153	1,833
Donegal Group Inc. Class A	103,590	1,802
^ Cascade Bancorp	185,810	1,776
Kearny Financial Corp.	156,675	1,716
Baldwin & Lyons, Inc. Class B	66,173	1,699
ViewPoint Financial Group	99,819	1,648
* FBR Capital Markets Corp.	232,393	1,569
Advanta Corp. Class B	218,944	1,539
TierOne Corp.	135,701	1,531
^ PFF Bancorp, Inc.	180,409	1,501
BankAtlantic Bancorp, Inc. Class A	383,560	1,500
Republic Bancorp, Inc. Class A	78,396	1,480
* Ocwen Financial Corp.	328,682	1,459
^ Thornburg Mortgage, Inc. REIT	1,325,683	1,405
United Community Financial Corp.	226,406	1,404
^ BankUnited Financial Corp.	277,004	1,388
^ Seacoast Banking Corp. of Florida	126,152	1,381
BlackRock Kelso Capital Corp.	114,333	1,365
Resource America, Inc.	138,696	1,311
^ ASTA Funding, Inc.	91,340	1,272
^ Roma Financial Corp.	83,652	1,247
Great Southern Bancorp, Inc.	77,388	1,208
* Darwin Professional Underwriters, Inc.	52,912	1,190
National Interstate Corp.	50,418	1,177
Wilshire Bancorp Inc.	153,569	1,173
^ W Holding Co., Inc.	1,057,202	1,163
* NewStar Financial, Inc.	223,677	1,159
*^ CompuCredit Corp.	130,124	1,154
* Penson Worldwide, Inc.	111,477	1,029
*^ Credit Acceptance Corp.	66,216	1,028
Center Financial Corp.	110,339	1,000
*^ Wauwatosa Holdings, Inc.	82,409	981
* Meruelo Maddux Properties Inc.	376,439	956
Asset Acceptance Capital Corp.	93,672	902
Irwin Financial Corp.	167,878	891
^ Life Partners Holdings	47,418	875
Taylor Capital Group, Inc.	51,586	847
* Thomas Weisel Partners Group, Inc.	112,010	742
*^ Franklin Bank Corp.	215,259	652
*^ Primus Guaranty, Ltd.	176,983	634
Advanta Corp. Class A	93,928	562
*^ Triad Guaranty, Inc.	104,912	525
* FX Real Estate and Entertainment Inc.	86,447	508
* First Acceptance Corp.	166,468	474
^ Deerfield Capital Corp.	341,104	471
Urstadt Biddle Properties REIT	23,513	382
*^ Fremont General Corp.	600,198	300
^ Security Capital Assurance, Ltd.	316,584	161
* Ares Capital Corp. Rights Exp. 4/21/08	213,451	120
* MCG Capital Corp. Rights Exp. 4/18/08	82,499	88
* FX Real Estate and Entertainment, Inc. Rights Exp. 4/11/08	43,067	3
* CSF Holdings Inc. Contingent Litigation Rights	29,125	-

		2,558,621

Health Care (10.8%)
* Illumina, Inc.	484,759	36,793
* BioMarin Pharmaceutical Inc.	854,573	30,226
* ResMed Inc.	682,599	28,792
* Pediatrix Medical Group, Inc.	426,818	28,768
* IDEXX Laboratories Corp.	539,718	26,587
Perrigo Co.	701,596	26,471
* Watson Pharmaceuticals, Inc.	869,072	25,481
PerkinElmer, Inc.	1,046,147	25,369
* Tenet Healthcare Corp.	4,185,931	23,692
Universal Health Services Class B	441,180	23,687
* Gen-Probe Inc.	474,788	22,885
* Techne Corp.	331,172	22,308
* Edwards Lifesciences Corp.	500,145	22,281
* VCA Antech, Inc.	743,263	20,328
* OSI Pharmaceuticals, Inc.	512,209	19,151
* Alexion Pharmaceuticals, Inc.	315,183	18,690
*^ Inverness Medical Innovations, Inc.	562,995	16,946
* Psychiatric Solutions, Inc.	485,029	16,452
* United Therapeutics Corp.	187,394	16,247
*^ Myriad Genetics, Inc.	387,990	15,632
* Varian, Inc.	268,311	15,541
* HLTH Corp.	1,612,549	15,384
STERIS Corp.	559,682	15,016
* Bio-Rad Laboratories, Inc. Class A	163,734	14,564
Owens & Minor, Inc. Holding Co.	359,880	14,158
* Onyx Pharmaceuticals, Inc.	486,370	14,119
* Magellan Health Services, Inc.	351,216	13,940
Cooper Cos., Inc.	395,413	13,614
* LifePoint Hospitals, Inc.	487,119	13,381
* Haemonetics Corp.	224,020	13,347
* Immucor Inc.	616,947	13,166
* AMERIGROUP Corp.	469,270	12,825
* PAREXEL International Corp.	490,414	12,800
* Dionex Corp.	164,493	12,664
West Pharmaceutical Services, Inc.	285,168	12,613
*^ HealthSouth Corp.	695,343	12,370
* LifeCell Corp.	285,363	11,994
* Cepheid, Inc.	489,479	11,938
* Health Management Associates Class A	2,143,506	11,339
Meridian Bioscience Inc.	334,792	11,192
* Healthways, Inc.	314,156	11,102
* PDL BioPharma Inc.	1,032,335	10,932
*^ Advanced Medical Optics, Inc.	534,059	10,841
*^ Isis Pharmaceuticals, Inc.	767,736	10,833
* Nuvasive, Inc.	309,586	10,684
* Alkermes, Inc.	899,222	10,683
* Affymetrix, Inc.	609,162	10,605
*^ Valeant Pharmaceuticals International	803,357	10,307
* Regeneron Pharmaceuticals, Inc.	536,375	10,293
* Applera Corp.-Celera Genomics Group	699,514	10,283
* Alpharma, Inc. Class A	385,622	10,107
Medicis Pharmaceutical Corp.	496,766	9,781
* PSS World Medical, Inc.	570,929	9,512
*^ Savient Pharmaceuticals Inc.	473,276	9,466
* Medarex, Inc.	1,067,647	9,449
* Cubist Pharmaceuticals, Inc.	495,458	9,126
* Amedisys Inc.	231,011	9,088
* Sunrise Senior Living, Inc.	401,583	8,947
Chemed Corp.	210,902	8,900
* The Medicines Co.	434,291	8,773
* Martek Biosciences Corp.	285,587	8,730
*^ American Medical Systems Holdings, Inc.	606,778	8,610
* Eclipsys Corp.	426,809	8,370
*^ ArthroCare Corp.	246,270	8,213
Analogic Corp.	117,903	7,845
* inVentiv Health, Inc.	270,520	7,794
* Wright Medical Group, Inc.	318,694	7,693
* Apria Healthcare Group Inc.	385,432	7,612
*^ Integra LifeSciences Holdings	174,321	7,578
Mentor Corp.	285,111	7,333
* Xenoport Inc.	176,283	7,134
* Incyte Corp.	669,073	7,032
* HealthExtras, Inc.	281,364	6,989
* Auxilium Pharmaceuticals, Inc.	248,865	6,655
* Human Genome Sciences, Inc.	1,127,936	6,644
* AmSurg Corp.	274,376	6,497
* CONMED Corp.	252,834	6,483
* Exelixis, Inc.	923,551	6,419
* The TriZetto Group, Inc.	382,510	6,384
* Thoratec Corp.	429,520	6,138
*^ Alnylam Pharmaceuticals Inc.	251,493	6,136
*^ K-V Pharmaceutical Co. Class A	240,442	6,001
* Kindred Healthcare, Inc.	270,438	5,914
* Omnicell, Inc.	289,369	5,816
Invacare Corp.	259,033	5,771
* Phase Forward Inc.	335,862	5,737
* Bruker BioSciences Corp.	372,361	5,731
*^ Luminex Corp.	290,871	5,716
* AMAG Pharmaceuticals, Inc.	141,367	5,715
*^ Align Technology, Inc.	514,350	5,714
* Nektar Therapeutics	813,631	5,647
*^ SurModics, Inc.	134,706	5,641
* Healthspring, Inc.	396,827	5,587
* Sciele Pharma, Inc.	283,358	5,525
* ViroPharma Inc.	617,769	5,523
* HMS Holdings Corp.	192,977	5,509
* Centene Corp.	384,012	5,353
* Orthofix International N.V.	134,498	5,349
*^ Kendle International Inc.	115,876	5,205
* Par Pharmaceutical Cos. Inc.	298,483	5,191
* Gentiva Health Services, Inc.	234,913	5,112
* Seattle Genetics, Inc.	548,074	4,987
* Allscripts Healthcare Solutions, Inc.	476,879	4,921
* Conceptus, Inc.	261,079	4,846
* Acorda Therapeutics Inc.	267,898	4,809
Datascope Corp.	115,874	4,801
* Zoll Medical Corp.	180,441	4,798
* Symmetry Medical Inc.	281,768	4,677
* Air Methods Corp.	95,699	4,629
* AMN Healthcare Services, Inc.	298,438	4,602
*^ Sirona Dental Systems Inc.	168,736	4,551
* Sun Healthcare Group Inc.	342,995	4,507
* eResearch Technology, Inc.	357,989	4,446
* Abaxis, Inc.	190,285	4,409
* Arena Pharmaceuticals, Inc.	635,240	4,345
*^ Theravance, Inc.	410,692	4,325
* Matria Healthcare, Inc.	189,545	4,227
* PharMerica Corp.	254,871	4,223
* SonoSite, Inc.	147,795	4,202
* Universal American Corp.	394,791	4,185
* Quidel Corp.	258,780	4,156
* Abraxis BioScience	70,216	4,148
*^ ev3 Inc.	505,243	4,113
Landauer, Inc.	81,471	4,101
*^ InterMune Inc.	276,151	4,026
* Pharmanet Development Group, Inc.	158,767	4,006
* Emeritus Corp.	189,674	3,957
* CV Therapeutics, Inc.	528,233	3,766
*^ Halozyme Therapeutics Inc.	580,321	3,691
* Greatbatch, Inc.	198,910	3,662
* Merit Medical Systems, Inc.	229,443	3,632
*^ Dendreon Corp.	748,658	3,609
Vital Signs, Inc.	70,116	3,551
* Res-Care, Inc.	205,295	3,521
* Cyberonics, Inc.	237,223	3,440
* APP Pharmaceuticals, Inc.	280,452	3,388
* Cross Country Healthcare, Inc.	266,683	3,299
*^ Zymogenetics, Inc.	334,057	3,274
*^ Geron Corp.	667,289	3,256
*^ Sangamo BioSciences, Inc.	317,756	3,228
* ICU Medical, Inc.	110,795	3,188
*^ Medivation Inc.	217,135	3,090
* Volcano Corp.	247,082	3,089
Ligand Pharmaceuticals Inc. Class B	760,676	3,043
* XOMA Ltd.	1,167,599	3,024
* OraSure Technologies, Inc.	412,602	3,016
* Assisted Living Concepts Inc.	507,968	2,992
*^ MannKind Corp.	492,300	2,939
* MedCath Corp.	160,101	2,914
* TomoTherapy, Inc.	196,357	2,818
*^ Accuray Inc.	360,058	2,812
* Array BioPharma Inc.	396,718	2,781
*^ Molina Healthcare Inc.	112,266	2,742
* Indevus Pharmaceuticals, Inc.	574,595	2,741
National Healthcare Corp.	55,633	2,709
* Enzo Biochem, Inc.	291,296	2,648
* Salix Pharmaceuticals, Ltd.	417,839	2,624
* Odyssey Healthcare, Inc.	290,131	2,611
*^ Acadia Pharmaceuticals Inc.	277,093	2,510
* Albany Molecular Research, Inc.	202,891	2,463
*^ Genomic Health, Inc.	125,044	2,362
* Cypress Bioscience, Inc.	329,155	2,357
* Palomar Medical Technologies, Inc.	152,827	2,308
*^ Momenta Pharmaceuticals, Inc.	210,136	2,297
*^ Sirtis Pharmaceuticals Inc.	175,935	2,285
*^ GTx, Inc.	138,111	2,221
* Insulet Corp.	150,879	2,173
*^ Nabi Biopharmaceuticals	538,381	2,164
*^ Vital Images, Inc.	144,573	2,143
^ LCA-Vision Inc.	167,294	2,091
* Noven Pharmaceuticals, Inc.	217,499	1,953
* Alliance Imaging, Inc.	224,148	1,928
* Skilled Healthcare Group Inc.	170,912	1,877
*^ Clinical Data, Inc.	100,980	1,867
*^ Akorn, Inc.	384,480	1,819
*^ Neurocrine Biosciences, Inc.	332,628	1,796
Cambrex Corp.	257,486	1,784
*^ Osiris Therapeutics, Inc.	129,427	1,628
* Cynosure Inc.	74,159	1,580
*^ Senomyx, Inc.	266,334	1,571
* Orexigen Therapeutics Inc.	148,796	1,533
*^ Progenics Pharmaceuticals, Inc.	234,553	1,532
*^ Stereotaxis Inc.	243,078	1,439
* Omrix Biopharmaceuticals, Inc.	96,993	1,358
* Lexicon Pharmaceuticals Inc.	661,523	1,336
* K-V Pharmaceutical Co. Class B	53,281	1,333
*^ Hansen Medical Inc.	85,786	1,206
* Nighthawk Radiology Holdings, Inc.	119,146	1,115
*^ Affymax Inc.	78,972	1,113
*^ Aspect Medical Systems, Inc.	133,886	817
*^ deCODE genetics, Inc.	514,798	788
* Cadence Pharmaceuticals, Inc.	127,869	761
*^ Amicus Therapeutics, Inc.	68,432	732
* Emergent BioSolutions Inc.	51,879	463
*^ Keryx Biopharmaceuticals, Inc.	363,398	218
* Northstar Neuroscience, Inc.	125,279	198

		1,469,723

Industrials (16.4%)
Bucyrus International, Inc.	330,014	33,546
Ryder System, Inc.	512,085	31,191
* Corrections Corp. of America	1,095,781	30,156
* FTI Consulting, Inc.	423,935	30,116
* Covanta Holding Corp.	1,086,561	29,880
* Alliant Techsystems, Inc.	288,438	29,862
The Brink's Co.	427,791	28,739
Walter Industries, Inc.	457,991	28,684
* BE Aerospace, Inc.	817,182	28,561
* General Cable Corp.	463,436	27,375
* Kansas City Southern	678,697	27,223
* Kirby Corp.	448,436	25,561
Donaldson Co., Inc.	628,979	25,335
Landstar System, Inc.	474,511	24,750
* Copart, Inc.	628,698	24,368
Lincoln Electric Holdings, Inc.	361,008	23,281
* URS Corp.	703,600	23,001
IDEX Corp.	718,946	22,064
The Timken Co.	718,296	21,348
Watson Wyatt & Co. Holdings	375,269	21,297
DRS Technologies, Inc.	363,369	21,177
* IHS Inc. Class A	323,582	20,810
Kennametal, Inc.	687,849	20,243
Graco, Inc.	555,100	20,128
Con-way, Inc.	398,685	19,727
Hubbell Inc. Class B	444,472	19,419
Trinity Industries, Inc.	719,647	19,179
* Thomas & Betts Corp.	511,365	18,598
* Waste Connections, Inc.	599,811	18,438
Carlisle Co., Inc.	547,202	18,298
MSC Industrial Direct Co., Inc. Class A	420,781	17,778
^ UAP Holding Corp.	459,470	17,616
* Gardner Denver Inc.	472,291	17,522
Lennox International Inc.	479,856	17,260
Crane Co.	424,543	17,130
* Continental Airlines, Inc. Class B	866,276	16,658
GATX Corp.	423,030	16,528
Curtiss-Wright Corp.	392,526	16,282
* Hexcel Corp.	843,885	16,127
Acuity Brands, Inc.	374,099	16,068
Teleflex Inc.	330,651	15,775
Alexander & Baldwin, Inc.	358,652	15,451
Wabtec Corp.	409,100	15,407
Brady Corp. Class A	448,440	14,991
CLARCOR Inc.	417,574	14,845
Actuant Corp.	487,654	14,732
The Toro Co.	354,935	14,691
* GrafTech International Ltd.	905,406	14,677
Nordson Corp.	267,814	14,422
Woodward Governor Co.	537,994	14,375
* WESCO International, Inc.	387,242	14,130
Belden Inc.	399,464	14,109
Valmont Industries, Inc.	159,790	14,044
* Teledyne Technologies, Inc.	293,758	13,807
* Moog Inc.	320,936	13,547
Herman Miller, Inc.	537,807	13,214
* Esterline Technologies Corp.	258,050	12,998
* United Rentals, Inc.	680,875	12,828
* Geo Group Inc.	449,661	12,788
* EMCOR Group, Inc.	572,366	12,712
* Orbital Sciences Corp.	520,803	12,551
^ Genco Shipping and Trading Ltd.	203,782	11,499
* Hub Group, Inc.	335,866	11,047
Mine Safety Appliances Co.	266,898	10,994
Macquarie Infrastructure Co. LLC	376,770	10,975
Kaydon Corp.	245,953	10,800
Skywest, Inc.	510,664	10,785
^ Eagle Bulk Shipping Inc.	412,808	10,634
*^ Energy Conversion Devices, Inc.	353,271	10,563
UTI Worldwide, Inc.	524,785	10,538
* United Stationers, Inc.	220,475	10,517
Regal-Beloit Corp.	283,525	10,386
Granite Construction Co.	314,808	10,297
Applied Industrial Technology, Inc.	343,848	10,278
Baldor Electric Co.	364,735	10,213
Lindsay Manufacturing Co.	98,476	10,091
* Tetra Tech, Inc.	516,016	10,067
^ HNI Corp.	365,349	9,824
* Avis Budget Group, Inc.	917,246	9,741
* Clean Harbors Inc.	149,307	9,705
* Genesee & Wyoming Inc. Class A	276,380	9,507
Mueller Industries Inc.	327,710	9,454
^ Simpson Manufacturing Co.	342,729	9,315
* AAR Corp.	335,154	9,140
Forward Air Corp.	255,565	9,057
Quintana Maritime Ltd.	381,056	9,023
* ESCO Technologies Inc.	227,018	9,017
ABM Industries Inc.	396,541	8,898
^ Watsco, Inc.	214,349	8,878
Deluxe Corp.	460,319	8,843
^ Knight Transportation, Inc.	534,868	8,804
* The Advisory Board Co.	159,557	8,766
*^ The Middleby Corp.	140,290	8,753
* II-VI, Inc.	222,435	8,448
*^ American Superconductor Corp.	362,703	8,411
Triumph Group, Inc.	147,340	8,388
Robbins & Myers, Inc.	256,570	8,377
Albany International Corp.	231,763	8,376
* Chart Industries, Inc.	247,074	8,361
* PHH Corp.	476,955	8,313
Werner Enterprises, Inc.	442,899	8,220
* Evergreen Solar, Inc.	886,038	8,214
* Perini Corp.	226,051	8,190
* Navigant Consulting, Inc.	427,646	8,117
*^ JetBlue Airways Corp.	1,385,378	8,035
Heartland Express, Inc.	555,464	7,921
* Old Dominion Freight Line, Inc.	246,483	7,846
^ Briggs & Stratton Corp.	437,445	7,830
^ Watts Water Technologies, Inc.	277,675	7,783
* Atlas Air Worldwide Holdings, Inc.	141,168	7,764
* TransDigm Group, Inc.	207,180	7,676
* TeleTech Holdings, Inc.	340,724	7,653
Healthcare Services Group, Inc.	356,293	7,354
* Ceradyne, Inc.	229,096	7,322
Resources Connection, Inc.	405,528	7,247
* Korn/Ferry International	427,129	7,218
* EnerSys	301,084	7,202
Ameron International Corp.	76,576	7,162
Rollins, Inc.	401,376	7,100
* RBC Bearings Inc.	190,226	7,063
* American Commercial Lines Inc.	441,831	6,981
* Alaska Air Group, Inc.	355,674	6,978
* CoStar Group, Inc.	161,857	6,960
Arkansas Best Corp.	210,807	6,716
Titan International, Inc.	217,358	6,653
*^ YRC Worldwide, Inc.	499,420	6,552
Barnes Group, Inc.	285,028	6,541
* US Airways Group Inc.	727,138	6,479
CIRCOR International, Inc.	139,701	6,461
G & K Services, Inc. Class A	177,887	6,335
IKON Office Solutions, Inc.	824,308	6,265
Armstrong Worldwide Industries, Inc.	175,533	6,259
Viad Corp.	172,181	6,200
* Acco Brands Corp.	453,938	6,160
* Huron Consulting Group Inc.	148,062	6,152
* Astec Industries, Inc.	157,696	6,112
Steelcase Inc.	544,911	6,027
Mueller Water Products, Inc.	758,703	5,979
* EnPro Industries, Inc.	190,678	5,947
* Republic Airways Holdings Inc.	273,563	5,925
Federal Signal Corp.	423,554	5,913
A.O. Smith Corp.	179,461	5,899
Tennant Co.	147,429	5,869
Kaman Corp. Class A	206,731	5,848
Interface, Inc.	415,040	5,831
* Layne Christensen Co.	165,314	5,789
* Mobile Mini, Inc.	304,151	5,779
* School Specialty, Inc.	182,605	5,759
* Consolidated Graphics, Inc.	96,212	5,393
* AirTran Holdings, Inc.	810,926	5,352
^ Franklin Electric, Inc.	152,500	5,211
* TrueBlue, Inc.	387,620	5,210
Knoll, Inc.	444,425	5,129
^ Horizon Lines Inc.	274,001	5,099
* Superior Essex Inc.	181,301	5,098
Heidrick & Struggles International, Inc.	155,768	5,067
Pacer International, Inc.	306,495	5,036
Administaff, Inc.	212,613	5,020
*^ Taser International Inc.	530,871	4,990
* Columbus McKinnon Corp.	159,209	4,932
Universal Forest Products, Inc.	151,483	4,878
McGrath RentCorp	201,775	4,865
* Interline Brands, Inc.	257,051	4,768
Kelly Services, Inc. Class A	230,637	4,742
* Cenveo Inc.	451,441	4,722
Comfort Systems USA, Inc.	361,386	4,702
^ Badger Meter, Inc.	108,225	4,675
Aircastle Ltd.	414,897	4,668
Dynamic Materials Corp.	107,485	4,643
* GenCorp, Inc.	449,122	4,621
* Ladish Co., Inc.	127,972	4,607
* M&F Worldwide Corp.	122,715	4,588
* American Reprographics Co.	302,341	4,487
American Science & Engineering, Inc.	81,683	4,457
* Blount International, Inc.	353,944	4,378
Raven Industries, Inc.	144,476	4,378
* NCI Building Systems, Inc.	177,201	4,288
Tredegar Corp.	232,032	4,225
^ HEICO Corp.	85,580	4,172
NACCO Industries, Inc. Class A	49,902	4,039
Cubic Corp.	141,252	4,016
Apogee Enterprises, Inc.	256,952	3,957
Cascade Corp.	80,043	3,947
* Team, Inc.	144,160	3,936
*^ Beacon Roofing Supply, Inc.	391,597	3,916
*^ FuelCell Energy, Inc.	571,983	3,804
* DynCorp International Inc. Class A	225,778	3,766
Gorman-Rupp Co.	110,952	3,649
* Rush Enterprises, Inc. Class A	228,997	3,627
* NuCo2, Inc.	130,051	3,612
^ The Greenbrier Cos., Inc.	136,072	3,609
Bowne & Co., Inc.	236,280	3,603
Ennis, Inc.	214,488	3,599
Freightcar America Inc.	104,071	3,570
*^ Amerco, Inc.	61,904	3,534
* CBIZ Inc.	428,606	3,480
TAL International Group, Inc.	146,360	3,450
* Insituform Technologies Inc. Class A	241,526	3,340
*^ Fuel-Tech N.V.	158,810	3,256
* Allegiant Travel Co.	119,298	3,152
CDI Corp.	125,417	3,142
* CRA International Inc.	97,435	3,132
* Spherion Corp.	495,332	3,031
Sun Hydraulics Corp.	101,782	2,979
* Innerworkings, Inc.	211,193	2,963
* Polypore International Inc.	142,862	2,956
* Kenexa Corp.	157,642	2,913
^ Encore Wire Corp.	155,186	2,826
* Kforce Inc.	312,085	2,759
Gibraltar Industries Inc.	223,310	2,619
Electro Rent Corp.	171,362	2,596
* Dollar Thrifty Automotive Group, Inc.	189,689	2,587
* TBS International Ltd.	82,780	2,500
*^ RSC Holdings Inc.	228,265	2,488
Wabash National Corp.	266,183	2,393
Courier Corp.	94,437	2,356
* Stanley Inc.	78,897	2,324
*^ 3D Systems Corp.	157,032	2,307
Kimball International, Inc. Class B	210,038	2,252
* Pike Electric Corp.	160,733	2,239
^ Houston Wire & Cable Co.	136,854	2,192
Vicor Corp.	183,408	2,190
Schawk, Inc.	131,125	2,097
^ Mueller Water Products, Inc. Class A	254,909	2,085
HEICO Corp. Class A	53,136	2,085
* MTC Technologies, Inc.	86,604	2,059
* Griffon Corp.	237,866	2,046
* Accuride Corp.	247,681	2,026
* Power-One, Inc.	613,304	1,969
*^ Medis Technology Ltd.	216,880	1,967
* Argon ST, Inc.	115,483	1,964
*^ Plug Power, Inc.	624,563	1,942
* Hudson Highland Group, Inc.	227,108	1,924
^ American Railcar Industries, Inc.	93,536	1,902
* Commercial Vehicle Group Inc.	188,941	1,872
* Volt Information Sciences Inc.	108,461	1,839
Great Lakes Dredge & Dock Co.	334,705	1,730
* First Advantage Corp. Class A	80,144	1,698
^ American Woodmark Corp.	82,357	1,693
* H&E Equipment Services, Inc.	134,237	1,687
* LECG Corp.	169,370	1,585
* Aerovironment Inc.	76,441	1,563
* ABX Holdings Inc.	515,399	1,515
Lawson Products, Inc.	48,474	1,335
^ Bluelinx Holdings Inc.	260,030	1,324
*^ Force Protection, Inc.	598,084	1,202
* Universal Truckload Services, Inc.	56,558	1,180
*^ Builders FirstSource, Inc.	157,014	1,140
*^ TurboChef Technologies, Inc.	167,311	1,091
*^ EnerNOC Inc.	92,079	1,050
* Rush Enterprises, Inc. Class B	69,157	1,015
The Standard Register Co.	95,226	742
* TriMas Corp.	131,841	695
*^ Applied Energetics, Inc.	282,187	468
* PGT, Inc.	110,013	301
^ Xerium Technologies Inc.	197,915	255

		2,233,840

Information Technology (16.2%)
* FLIR Systems, Inc.	1,138,296	34,251
* Mettler-Toledo International Inc.	318,169	30,901
* Synopsys, Inc.	1,279,699	29,062
Global Payments Inc.	696,742	28,817
* Brocade Communications Systems, Inc.	3,440,008	25,112
*^ Itron, Inc.	269,852	24,349
* MICROS Systems, Inc.	723,269	24,345
* ANSYS, Inc.	690,667	23,842
* Ciena Corp.	759,096	23,403
* Nuance Communications, Inc.	1,280,828	22,299
Diebold, Inc.	580,691	21,805
Broadridge Financial Solutions LLC	1,230,849	21,663
*^ Cree, Inc.	753,018	21,054
* Sybase, Inc.	791,697	20,822
FactSet Research Systems Inc.	386,463	20,819
* CommScope, Inc.	593,823	20,683
* Zebra Technologies Corp. Class A	600,270	20,001
* Novell, Inc.	3,087,378	19,420
*^ Equinix, Inc.	287,891	19,142
* Anixter International Inc.	297,890	19,077
* Varian Semiconductor Equipment Associates, Inc.	669,605	18,849
* ON Semiconductor Corp.	3,317,023	18,841
* QLogic Corp.	1,208,566	18,551
* Compuware Corp.	2,526,653	18,546
* Polycom, Inc.	801,455	18,065
* SAIC, Inc.	961,200	17,869
Jack Henry & Associates Inc.	710,705	17,533
* Convergys Corp.	1,150,013	17,319
* Rambus Inc.	741,521	17,285
*^ Take-Two Interactive Software, Inc.	653,273	16,672
* Parametric Technology Corp.	1,023,704	16,359
* SINA.com	458,609	16,166
* NeuStar, Inc. Class A	606,895	16,071
* Tech Data Corp.	487,390	15,986
* Integrated Device Technology Inc.	1,678,459	14,989
* ValueClick, Inc.	866,521	14,947
* Microsemi Corp.	647,987	14,774
* Metavante Technologies	734,312	14,679
* Foundry Networks, Inc.	1,260,591	14,598
* Silicon Laboratories Inc.	437,967	13,813
National Instruments Corp.	526,855	13,772
* International Rectifier Corp.	640,374	13,768
* Vishay Intertechnology, Inc.	1,518,623	13,759
* Unisys Corp.	3,103,620	13,749
* F5 Networks, Inc.	749,699	13,622
* Informatica Corp.	774,234	13,208
* Fairchild Semiconductor International, Inc.	1,097,959	13,088
*^ VistaPrint Ltd.	366,427	12,807
* THQ Inc.	583,037	12,710
* ADC Telecommunications, Inc.	1,037,282	12,530
* Atmel Corp.	3,566,877	12,413
* Perot Systems Corp.	817,288	12,292
* Rofin-Sinar Technologies Inc.	272,323	12,227
* CACI International, Inc.	264,859	12,064
* TIBCO Software Inc.	1,682,450	12,013
* Concur Technologies, Inc.	385,870	11,981
* Emulex Corp.	737,236	11,973
* Plexus Corp.	410,344	11,510
* Benchmark Electronics, Inc.	631,134	11,329
* Sohu.com Inc.	248,079	11,196
* Amkor Technology, Inc.	1,042,782	11,158
* Solera Holdings, Inc.	457,425	11,143
* Progress Software Corp.	371,557	11,117
* Digital River, Inc.	356,946	11,055
* PMC Sierra Inc.	1,916,322	10,923
* EchoStar Corp.	368,983	10,900
* Wright Express Corp.	351,030	10,787
* Omniture, Inc.	464,331	10,777
* Gartner, Inc. Class A	552,493	10,685
* MPS Group, Inc.	888,710	10,505
* Atheros Communications, Inc.	501,155	10,444
* Verigy Ltd.	527,085	9,930
* Skyworks Solutions, Inc.	1,356,648	9,876
ADTRAN Inc.	527,112	9,752
* j2 Global Communications, Inc.	435,512	9,721
* Intermec, Inc.	431,057	9,565
Fair Isaac, Inc.	444,036	9,556
Blackbaud, Inc.	390,999	9,493
* Checkpoint Systems, Inc.	351,063	9,426
*^ VeriFone Holdings, Inc.	588,945	9,347
* SRA International, Inc.	383,161	9,315
* MKS Instruments, Inc.	425,509	9,106
*^ CNET Networks, Inc.	1,275,916	9,059
* Lawson Software, Inc.	1,181,292	8,895
*^ Avid Technology, Inc.	362,542	8,824
* Tessera Technologies, Inc.	422,164	8,781
* InterDigital, Inc.	419,253	8,305
* ATMI, Inc.	298,049	8,295
Plantronics, Inc.	428,827	8,281
* Comtech Telecommunications Corp.	211,728	8,257
* ScanSource, Inc.	228,135	8,256
*^ OmniVision Technologies, Inc.	488,124	8,210
*^ Sonus Networks, Inc.	2,368,832	8,149
* 3Com Corp.	3,545,634	8,120
* Semtech Corp.	561,627	8,048
Acxiom Corp.	677,736	8,045
* EarthLink, Inc.	1,060,791	8,009
* ManTech International Corp.	176,050	7,986
Technitrol, Inc.	343,268	7,940
Cognex Corp.	362,731	7,918
* FormFactor Inc.	406,830	7,770
* Blackboard Inc.	231,374	7,712
* Quest Software, Inc.	581,787	7,604
* Sanmina-SCI Corp.	4,672,233	7,569
* Websense, Inc.	401,024	7,519
* Insight Enterprises, Inc.	426,798	7,469
* Electronics for Imaging, Inc.	500,541	7,468
* Advent Software, Inc.	173,954	7,414
* Entegris Inc.	1,018,806	7,325
* Net 1 UEPS Technologies, Inc.	322,902	7,281
* Infinera Corp.	605,691	7,268
* TiVo Inc.	827,974	7,253
MAXIMUS, Inc.	195,679	7,183
* Euronet Worldwide, Inc.	365,455	7,039
* Cymer, Inc.	269,580	7,020
* FEI Co.	319,885	6,983
* Mentor Graphics Corp.	789,784	6,974
* Arris Group Inc.	1,195,047	6,955
* Littelfuse, Inc.	197,615	6,911
* Ariba, Inc.	709,424	6,853
* Cabot Microelectronics Corp.	212,100	6,819
* Tekelec	547,050	6,811
* Avocent Corp.	396,811	6,706
Imation Corp.	294,550	6,698
* L-1 Identity Solutions Inc.	497,484	6,617
* The Ultimate Software Group, Inc.	217,889	6,550
* RF Micro Devices, Inc.	2,415,372	6,425
* Sycamore Networks, Inc.	1,750,161	6,406
* Macrovision Corp.	473,612	6,394
* TriQuint Semiconductor, Inc.	1,248,892	6,319
United Online, Inc.	597,965	6,315
*^ ACI Worldwide, Inc.	315,548	6,286
* Harmonic, Inc.	822,509	6,251
* SPSS, Inc.	159,937	6,202
* NETGEAR, Inc.	310,776	6,200
* Zoran Corp.	452,933	6,187
* Synaptics Inc.	258,550	6,174
* Blue Coat Systems, Inc.	278,022	6,128
* MicroStrategy Inc.	82,769	6,124
* Brooks Automation, Inc.	626,183	6,086
* DealerTrack Holdings Inc.	300,250	6,071
* Standard Microsystem Corp.	206,396	6,023
* Diodes Inc.	265,359	5,827
*^ Bankrate, Inc.	114,121	5,693
*^ Sigma Designs, Inc.	248,206	5,627
* CMGI, Inc.	411,110	5,451
* Sapient Corp.	771,049	5,367
Syntel, Inc.	201,216	5,362
* Wind River Systems Inc.	692,744	5,362
Daktronics, Inc.	298,828	5,352
* Rogers Corp.	158,023	5,280
* Epicor Software Corp.	464,704	5,205
* Manhattan Associates, Inc.	225,451	5,170
* RealNetworks, Inc.	895,629	5,132
* MSC Software Corp.	393,847	5,116
* Sykes Enterprises, Inc.	288,606	5,077
* Axcelis Technologies, Inc.	900,129	5,041
MTS Systems Corp.	155,663	5,022
* ViaSat, Inc.	227,601	4,943
Black Box Corp.	156,419	4,826
* Cirrus Logic, Inc.	705,247	4,739
^ Quality Systems, Inc.	157,012	4,690
Micrel, Inc.	502,274	4,656
* JDA Software Group, Inc.	253,088	4,619
* Hittite Microwave Corp.	122,704	4,592
* Tyler Technologies, Inc.	326,425	4,563
^ Heartland Payment Systems, Inc.	197,956	4,555
* Commvault Systems, Inc.	364,777	4,523
* Veeco Instruments, Inc.	266,610	4,434
Park Electrochemical Corp.	170,841	4,416
*^ Palm, Inc.	876,746	4,384
* Dycom Industries, Inc.	361,602	4,343
* FARO Technologies, Inc.	139,092	4,337
* Applied Micro Circuits Corp.	601,937	4,322
* SonicWALL, Inc.	521,433	4,260
* Advanced Energy Industries, Inc.	320,353	4,248
* TTM Technologies, Inc.	374,808	4,243
* SAVVIS, Inc.	257,341	4,187
* Data Domain, Inc.	173,777	4,136
* Interwoven Inc.	385,316	4,115
* Ansoft Corp.	133,865	4,086
* Electro Scientific Industries, Inc.	245,733	4,050
*^ Universal Display Corp.	280,930	4,023
TNS Inc.	191,826	3,959
* Cogent Inc.	417,525	3,937
Methode Electronics, Inc. Class A	334,709	3,913
* Brightpoint, Inc.	467,488	3,908
* Quantum Corp.	1,808,208	3,870
* Monolithic Power Systems	216,998	3,826
* Move, Inc.	1,237,950	3,813
*^ DTS Inc.	155,756	3,738
* Silicon Image, Inc.	745,084	3,733
* DSP Group Inc.	287,148	3,658
* S1 Corp.	513,962	3,654
* Hutchinson Technology, Inc.	229,379	3,649
*^ Netlogic Microsystems Inc.	150,042	3,622
* CSG Systems International, Inc.	314,487	3,576
* Exar Corp.	433,439	3,567
* EPIQ Systems, Inc.	226,510	3,515
* Actel Corp.	229,256	3,510
* Forrester Research, Inc.	132,013	3,509
*^ ANADIGICS, Inc.	531,557	3,487
* Newport Corp.	309,723	3,460
* Cavium Networks, Inc.	210,412	3,451
InfoSpace, Inc.	292,967	3,390
* VASCO Data Security International, Inc.	247,233	3,382
*^ Echelon Corp.	250,498	3,382
* Mastec Inc.	411,319	3,377
* Photronics, Inc.	349,466	3,337
*^ LoopNet, Inc.	256,512	3,258
* Riverbed Technology, Inc.	218,535	3,247
* Taleo Corp. Class A	166,080	3,222
*^ Finisar Corp.	2,462,228	3,152
* Synchronoss Technologies, Inc.	157,097	3,147
CTS Corp.	293,968	3,145
Cohu, Inc.	193,145	3,139
* Magma Design Automation, Inc.	327,536	3,135
* Adaptec, Inc.	1,064,853	3,131
* Radiant Systems, Inc.	223,806	3,127
* Stratasys, Inc.	175,434	3,123
* Vignette Corp.	235,266	3,108
* Secure Computing Corp.	470,255	3,033
*^ Hughes Communications Inc.	59,199	3,000
* KEMET Corp.	739,609	2,988
* Extreme Networks, Inc.	961,082	2,979
* ComScore Inc.	147,611	2,961
* eSPEED, Inc. Class A	251,972	2,938
*^ Powerwave Technologies, Inc.	1,152,006	2,938
* The Knot, Inc.	249,881	2,936
* ExlService Holdings, Inc.	126,935	2,914
* Lattice Semiconductor Corp.	1,020,463	2,898
* Starent Networks Corp.	213,045	2,876
* Spansion Inc. Class A	1,045,043	2,874
* BearingPoint, Inc.	1,687,565	2,835
* Ixia	364,061	2,825
* GSI Group, Inc.	359,216	2,795
* Novatel Wireless, Inc.	286,130	2,770
* Mattson Technology, Inc.	449,060	2,735
* Intervoice, Inc.	340,634	2,711
* Trident Microsystems, Inc.	524,584	2,702
Agilysys, Inc.	232,043	2,692
* Vocus, Inc.	100,791	2,661
* SYNNEX Corp.	125,109	2,655
* Ness Technologies Inc.	278,127	2,639
*^ UTStarcom, Inc.	909,864	2,584
* Global Cash Access, Inc.	438,796	2,571
* Loral Space and Communications Ltd.	106,912	2,549
*^ SiRF Technology Holdings, Inc.	500,458	2,547
* Comtech Group Inc.	235,679	2,543
* Conexant Systems, Inc.	4,331,968	2,512
* Ciber, Inc.	486,850	2,386
* Rudolph Technologies, Inc.	243,513	2,379
Bel Fuse, Inc. Class B	85,180	2,373
* Rackable Systems Inc.	260,062	2,372
* Kulicke & Soffa Industries, Inc.	473,014	2,261
*^ Nextwave Wireless Inc.	447,302	2,259
* Harris Stratex Networks, Inc. Class A	223,468	2,241
* Symyx Technologies, Inc.	293,709	2,203
*^ Aruba Networks, Inc.	417,973	2,178
* Silicon Storage Technology, Inc.	820,700	2,150
* Sonic Solutions, Inc.	220,227	2,125
* IPG Photonics Corp.	134,513	2,111
* Supertex, Inc.	101,789	2,078
^ Marchex, Inc.	206,594	2,062
* FalconStor Software, Inc.	261,841	1,993
* Switch and Data Inc.	193,137	1,972
* Perficient, Inc.	242,977	1,929
* RightNow Technologies Inc.	161,212	1,918
* Internap Network Services Corp.	386,251	1,916
* MRV Communications Inc.	1,389,125	1,903
* Advanced Analogic Technologies, Inc.	336,330	1,890
* Ultratech, Inc.	194,725	1,871
* Smart Modular Technologies Inc.	296,517	1,841
infoUSA Inc.	297,558	1,818
Openwave Systems Inc.	737,329	1,806
Gevity HR, Inc.	205,729	1,782
* Chordiant Software, Inc.	293,010	1,767
*^ WebMD Health Corp. Class A	74,107	1,747
* Lionbridge Technologies, Inc.	507,081	1,699
*^ Multi-Fineline Electronix, Inc.	86,854	1,630
* Packeteer, Inc.	319,095	1,624
* iPass Inc.	527,320	1,593
* Asyst Technologies, Inc.	441,428	1,545
* BigBand Networks Inc.	266,552	1,527
* Credence Systems Corp.	803,919	1,367
* iGATE Corp.	191,296	1,362
MoneyGram International, Inc.	728,754	1,355
* Borland Software Corp.	641,915	1,297
* Eagle Test Systems, Inc.	111,716	1,173
*^ Comverge Inc.	108,613	1,122
*^ Orbcomm, Inc.	219,955	1,091
* PDF Solutions, Inc.	197,751	1,090
* Liquidity Services, Inc.	135,294	1,082
* OpNext, Inc.	198,099	1,080
* TechTarget	70,724	1,002
* DivX, Inc.	135,737	950
^ Renaissance Learning, Inc.	63,623	890
*^ Limelight Networks Inc.	251,078	813
*^ Isilon Systems Inc.	161,773	789
* Optium Corp.	100,075	704
* Jupitermedia Corp.	210,310	440
Bel Fuse, Inc. Class A	7,450	234

		2,207,093

Materials (6.3%)
Cleveland-Cliffs Inc.	368,691	44,177
Reliance Steel & Aluminum Co.	594,672	35,597
FMC Corp.	634,176	35,190
Airgas, Inc.	653,662	29,722
Commercial Metals Co.	989,311	29,650
* Terra Industries, Inc.	790,152	28,074
Nalco Holding Co.	1,261,081	26,672
Carpenter Technology Corp.	432,947	24,232
RPM International, Inc.	1,071,315	22,433
AptarGroup Inc.	572,959	22,305
Cytec Industries, Inc.	400,987	21,593
Packaging Corp. of America	932,137	20,815
* Century Aluminum Co.	288,968	19,141
Hercules, Inc.	969,664	17,735
Quanex Corp.	328,002	16,971
Compass Minerals International, Inc.	284,914	16,804
Valspar Corp.	843,325	16,732
Cabot Corp.	576,266	16,135
Chemtura Corp.	2,138,040	15,693
*^ Coeur d'Alene Mines Corp.	3,762,951	15,202
* OM Group, Inc.	268,119	14,623
* W.R. Grace & Co.	621,310	14,178
Greif Inc. Class A	208,489	14,163
^ Eagle Materials, Inc.	388,847	13,824
Schnitzer Steel Industries, Inc. Class A	187,263	13,299
Olin Corp.	654,573	12,934
Scotts Miracle-Gro Co.	397,036	12,872
Texas Industries, Inc.	205,031	12,324
Temple-Inland Inc.	936,333	11,910
* Hecla Mining Co.	1,064,930	11,885
Sensient Technologies Corp.	397,459	11,721
H.B. Fuller Co.	529,785	10,813
Silgan Holdings, Inc.	216,251	10,733
* Rockwood Holdings, Inc.	326,137	10,688
Minerals Technologies, Inc.	169,941	10,672
Worthington Industries, Inc.	573,258	9,671
* RTI International Metals, Inc.	203,495	9,200
NewMarket Corp.	121,254	9,149
Rock-Tenn Co.	302,027	9,052
Kaiser Aluminum Corp.	127,123	8,810
Louisiana-Pacific Corp.	914,140	8,392
Arch Chemicals, Inc.	218,464	8,140
^ Royal Gold, Inc.	238,628	7,199
Koppers Holdings, Inc.	147,219	6,523
*^ Zoltek Cos., Inc.	237,433	6,297
*^ Apex Silver Mines Ltd.	519,492	6,296
AMCOL International Corp.	199,353	6,226
*^ AbitibiBowater, Inc.	481,931	6,222
Glatfelter	378,903	5,725
Ferro Corp.	383,938	5,705
*^ Stillwater Mining Co.	366,904	5,676
* Haynes International, Inc.	102,631	5,632
Deltic Timber Corp.	93,842	5,227
*^ Calgon Carbon Corp.	339,532	5,110
* PolyOne Corp.	779,082	4,963
*^ Headwaters Inc.	374,400	4,938
* Brush Engineered Materials Inc.	180,314	4,629
Innospec, Inc.	211,301	4,480
A. Schulman Inc.	210,091	4,313
A.M. Castle & Co.	156,371	4,222
*^ General Moly, Inc.	478,857	3,826
* Buckeye Technology, Inc.	326,479	3,644
Neenah Paper Inc.	131,497	3,390
Wausau Paper Corp.	397,584	3,284
Myers Industries, Inc.	249,200	3,272
Schweitzer-Mauduit International, Inc.	130,115	3,011
^ American Vanguard Corp.	173,957	2,895
* Graphic Packaging Holding Co.	886,342	2,588
Spartech Corp.	282,296	2,385
^ Westlake Chemical Corp.	172,737	2,254
*^ Flotek Industries, Inc.	137,353	2,004
^ Georgia Gulf Corp.	286,758	1,987
Innophos Holdings Inc.	93,109	1,498
NL Industries, Inc.	84,931	927
Sims Group Ltd. ADR	31,342	863
Tronox Inc. Class B	195,178	761
Tronox Inc.	162,695	649

		862,547

Telecommunication Services (1.0%)
* SBA Communications Corp.	838,528	25,013
* Time Warner Telecom Inc.	1,095,004	16,962
* Cincinnati Bell Inc.	2,190,378	9,331
* Premiere Global Services, Inc.	519,890	7,455
*^ Cogent Communications Group, Inc.	403,737	7,392
* Syniverse Holdings Inc.	391,533	6,523
*^ Rural Cellular Corp. Class A	115,495	5,108
Alaska Communications Systems Holdings, Inc.	378,600	4,634
Iowa Telecommunications Services Inc.	249,502	4,424
* Centennial Communications Corp. Class A	708,629	4,188
* Cbeyond Inc.	199,381	3,746
NTELOS Holdings Corp.	148,124	3,585
*^ Clearwire Corp.	240,168	3,557
*^ TerreStar Corp.	693,851	3,386
*^ Global Crossing Ltd.	215,779	3,271
Consolidated Communications Holdings, Inc.	207,401	3,138
iPCS, Inc.	127,497	2,977
Atlantic Tele-Network, Inc.	87,758	2,969
Shenandoah Telecommunications Co.	196,166	2,911
FairPoint Communications, Inc.	310,750	2,803
* General Communication, Inc.	395,322	2,427
SureWest Communications	127,294	1,968
* PAETEC Holding Corp.	273,645	1,822
USA Mobility, Inc.	228,109	1,629
*^ Globalstar, Inc.	217,722	1,587
IDT Corp. Class B	382,173	1,479
*^ Vonage Holdings Corp.	691,280	1,279
*^ Fibertower Corp.	639,743	1,126
IDT Corp.	120,412	402

		137,092

Utilities (4.4%)
National Fuel Gas Co.	700,061	33,050
CMS Energy Corp.	1,987,540	26,911
Puget Energy, Inc.	1,034,218	26,755
Sierra Pacific Resources	2,063,642	26,064
OGE Energy Corp.	810,422	25,261
UGI Corp. Holding Co.	941,754	23,469
AGL Resources Inc.	675,602	23,187
ITC Holdings Corp.	428,152	22,290
^ Aqua America, Inc.	1,176,548	22,096
Southern Union Co.	900,516	20,955
Atmos Energy Corp.	792,427	20,207
Westar Energy, Inc.	882,316	20,090
Great Plains Energy, Inc.	760,809	18,754
Vectren Corp.	675,069	18,112
Hawaiian Electric Industries Inc.	732,901	17,494
^ Piedmont Natural Gas, Inc.	653,413	17,159
WGL Holdings Inc.	436,566	13,996
Nicor Inc.	398,424	13,351
^ IDACORP, Inc.	397,268	12,756
Portland General Electric Co.	551,331	12,433
Black Hills Corp.	333,432	11,930
Cleco Corp.	529,515	11,745
New Jersey Resources Corp.	371,774	11,544
* Aquila, Inc.	3,319,565	10,656
Southwest Gas Corp.	376,397	10,524
Northwest Natural Gas Co.	233,141	10,128
South Jersey Industries, Inc.	260,823	9,157
Avista Corp.	466,806	9,131
ALLETE, Inc.	230,996	8,921
Otter Tail Corp.	249,765	8,839
* El Paso Electric Co.	398,885	8,524
PNM Resources Inc.	678,127	8,456
NorthWestern Corp.	326,826	7,965
UniSource Energy Corp.	311,972	6,944
^ California Water Service Group	173,471	6,618
MGE Energy, Inc.	193,015	6,574
The Laclede Group, Inc.	181,601	6,470
Ormat Technologies Inc.	149,288	6,421
UIL Holdings Corp.	211,181	6,363
Empire District Electric Co.	296,369	6,001
American States Water Co.	151,725	5,462
CH Energy Group, Inc.	138,751	5,397
^ SJW Corp.	121,223	3,466

		601,626

Total Common Stocks
(Cost $12,758,361)		13,577,235

Temporary Cash Investments (6.9%)

Money Market Fund (6.9%)
1 Vanguard Market Liquidity Fund, 2.800%	929,553,110	929,553
	Face
	Amount
	($000)

U.S. Government & Agency Obligation (0.0%)
2 Federal National Mortgage Assn.
3 4.194%, 4/2/08	5,500	5,500

Total Temporary Cash Investments
(Cost $935,052)		935,053

Total Investments (106.5%)
(Cost $13,693,413)		14,512,288

Other Assets and Liabilities - Net (-6.5%)		(887,031)

Net Assets (100%)		13,625,257

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $5,500,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $13,693,413,000. Net unrealized appreciation of investment securities for tax purposes was $818,875,000, consisting of unrealized gains of $2,761,229,000 on securities that had risen in value since their purchase and $1,942,354,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 6.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	475	32,775	1,065

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	14,506,788	1,065

Level 2- Other Significant Observable Inputs	5,500	-

Level 3- Significant Unobservable Inputs	-

Total	14,512,288	1,065

Vanguard Small Cap Growth Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (14.9%)
*^ Priceline.com, Inc.	194,547	23,513
* Hanesbrands Inc.	508,440	14,846
* LKQ Corp.	615,038	13,820
DeVry, Inc.	323,730	13,545
* Dick's Sporting Goods, Inc.	452,380	12,115
Strayer Education, Inc.	77,448	11,811
* Aeropostale, Inc.	411,665	11,160
Burger King Holdings Inc.	397,193	10,986
* Big Lots Inc.	482,901	10,769
Orient-Express Hotel Ltd.	226,767	9,787
* The Warnaco Group, Inc.	243,422	9,601
* J. Crew Group, Inc.	213,302	9,422
Sotheby's	320,052	9,253
*^ Netflix.com, Inc.	263,572	9,133
* Chipotle Mexican Grill, Inc. Class B	94,005	9,127
* Jarden Corp.	414,679	9,015
* Bally Technologies Inc.	261,422	8,977
John Wiley & Sons Class A	218,534	8,676
* Jack in the Box Inc.	319,989	8,598
* Marvel Entertainment, Inc.	313,436	8,397
*^ Chipotle Mexican Grill, Inc.	73,478	8,335
* WMS Industries, Inc.	229,638	8,260
Matthews International Corp.	165,636	7,992
* Fossil, Inc.	259,367	7,921
* The Cheesecake Factory Inc.	362,015	7,888
* Scientific Games Corp.	371,825	7,849
^ Polaris Industries, Inc.	187,028	7,670
* Tractor Supply Co.	185,257	7,321
* Sonic Corp.	324,579	7,154
* Deckers Outdoor Corp.	65,879	7,103
*^ Vail Resorts Inc.	145,623	7,032
* Tenneco Automotive, Inc.	248,678	6,948
*^ Panera Bread Co.	164,872	6,906
* Chico's FAS, Inc.	941,165	6,692
^ Arbitron Inc.	150,769	6,507
* The Gymboree Corp.	161,993	6,460
* Gemstar-TV Guide International, Inc.	1,374,450	6,460
* DreamWorks Animation SKG, Inc.	248,717	6,412
Choice Hotels International, Inc.	184,621	6,298
* Lions Gate Entertainment Corp.	642,445	6,264
* Bright Horizons Family Solutions, Inc.	140,353	6,041
^ Thor Industries, Inc.	193,997	5,775
*^ Life Time Fitness, Inc.	177,562	5,542
*^ Under Armour, Inc.	151,054	5,529
* Morningstar, Inc.	82,339	5,051
National CineMedia Inc.	224,441	5,045
Aaron Rents, Inc.	232,723	5,013
* Carter's, Inc.	309,597	5,000
^ Pool Corp.	253,823	4,795
* Iconix Brand Group Inc.	273,682	4,748
* Pacific Sunwear of California, Inc.	373,889	4,715
* CEC Entertainment Inc.	157,212	4,540
*^ Live Nation, Inc.	372,254	4,515
Gentex Corp.	256,776	4,404
* Gaylord Entertainment Co.	143,271	4,340
* Coinstar, Inc.	149,461	4,206
*^ Blue Nile Inc.	77,236	4,182
* Champion Enterprises, Inc.	412,268	4,135
* Pinnacle Entertainment, Inc.	319,623	4,091
*^ P.F. Chang's China Bistro, Inc.	132,007	3,754
* INVESTools Inc.	315,078	3,463
* Corinthian Colleges, Inc.	452,504	3,272
* Red Robin Gourmet Burgers, Inc.	85,119	3,198
CKE Restaurants Inc.	275,389	3,090
* Saks Inc.	241,088	3,006
* Sally Beauty Co. Inc.	434,707	2,999
* Texas Roadhouse, Inc.	297,471	2,915
* Papa John's International, Inc.	114,833	2,780
* Steiner Leisure Ltd.	81,703	2,696
* Visteon Corp.	692,373	2,603
* Drew Industries, Inc.	105,301	2,576
* Hibbett Sports Inc.	165,975	2,562
^ Winnebago Industries, Inc.	149,913	2,534
*^ NutriSystem, Inc.	164,508	2,479
*^ Morgans Hotel Group	166,921	2,474
* Skechers U.S.A., Inc.	114,011	2,304
K-Swiss, Inc.	142,395	2,253
CKX, Inc.	233,446	2,222
Cinemark Holdings Inc.	170,582	2,182
Triarc Cos., Inc. Class B	312,364	2,158
* Entravision Communications Corp.	319,025	2,125
*^ Buffalo Wild Wings Inc.	84,803	2,078
* Pre-Paid Legal Services, Inc.	48,120	2,041
*^ Jos. A. Bank Clothiers, Inc.	96,978	1,988
* California Pizza Kitchen, Inc.	147,965	1,940
*^ Blockbuster Inc. Class A	583,422	1,902
Christopher & Banks Corp.	189,003	1,888
* Universal Electronics, Inc.	77,662	1,880
The Pep Boys (Manny, Moe & Jack)	179,074	1,784
*^ Charter Communications, Inc.	2,043,926	1,741
* Peet's Coffee & Tea Inc.	74,055	1,741
* Volcom, Inc.	84,344	1,705
^ Sealy Corp.	218,341	1,659
* Coldwater Creek Inc.	324,571	1,639
*^ Fleetwood Enterprises, Inc.	343,377	1,580
*^ Raser Technologies, Inc.	178,641	1,535
bebe stores, inc.	141,711	1,523
*^ True Religion Apparel, Inc.	81,611	1,514
*^ Universal Technical Institute Inc.	128,077	1,502
* Pier 1 Imports Inc.	235,886	1,481
* GSI Commerce, Inc.	112,130	1,475
Ambassadors Group, Inc.	78,035	1,474
* Gaiam, Inc.	82,678	1,432
* Denny's Corp.	478,182	1,425
Spartan Motors, Inc.	165,426	1,400
* Knology, Inc.	104,180	1,349
*^ Zumiez Inc.	85,172	1,336
^ Tempur-Pedic International Inc.	120,546	1,326
* BJ's Restaurants Inc.	91,441	1,318
*^ Mediacom Communications Corp.	292,836	1,268
* Capella Education Co.	23,005	1,256
* AFC Enterprises, Inc.	133,274	1,198
* The Dress Barn, Inc.	89,734	1,161
* Cumulus Media Inc.	176,274	1,125
* Monarch Casino & Resort, Inc.	61,249	1,085
* 1-800-FLOWERS.COM, Inc.	125,545	1,068
* Blockbuster Inc. Class B	365,261	1,041
*^ Hovnanian Enterprises Inc. Class A	95,276	1,010
*^ iRobot Corp.	59,019	1,010
*^ Shuffle Master, Inc.	188,199	1,007
* Hot Topic, Inc.	232,785	1,003
*^ Overstock.com, Inc.	82,685	985
Big 5 Sporting Goods Corp.	112,169	984
*^ Shutterfly, Inc.	65,899	980
* Citi Trends Inc.	52,665	972
*^ Martha Stewart Living Omnimedia, Inc.	128,768	957
*^ DSW Inc. Class A	73,752	955
* Playboy Enterprises, Inc. Class B	113,883	949
* Stamps.com Inc.	90,320	927
* Lin TV Corp.	94,704	910
* MTR Gaming Group Inc.	125,164	876
*^ Smith & Wesson Holding Corp.	171,936	863
* Select Comfort Corp.	238,975	860
* Nexcen Brands, Inc.	248,812	853
* New York & Co., Inc.	141,198	810
* Harris Interactive Inc.	269,520	736
Systemax Inc.	57,815	697
PRIMEDIA Inc.	94,286	693
*^ LodgeNet Interactive Corp.	110,353	672
* Ruth's Chris Steak House Inc.	93,010	643
* Leapfrog Enterprises, Inc.	90,702	639
*^ Jamba Inc.	238,249	631
*^ Avatar Holding, Inc.	14,479	631
*^ Conn's, Inc.	38,431	627
*^ WCI Communities, Inc.	179,963	603
* A.C. Moore Arts & Crafts, Inc.	86,651	591
*^ Krispy Kreme Doughnuts, Inc.	190,004	580
*^ Trump Entertainment Resorts, Inc.	158,267	570
* Isle of Capri Casinos, Inc.	73,394	525
*^ Six Flags, Inc.	253,470	416
* Town Sports International Holdings, Inc.	62,944	403
* Retail Ventures, Inc.	77,978	378
* ValueVision Media, Inc.	56,442	313
Triarc Cos., Inc. Class A	43,362	273
*^ Heelys Inc.	27,352	117
Deerfield Capital Corp.	37,656	52

		599,894

Consumer Staples (3.3%)
Church & Dwight, Inc.	352,332	19,111
Herbalife Ltd.	272,349	12,937
Alberto-Culver Co.	445,910	12,222
Flowers Foods, Inc.	442,559	10,953
* Central European Distribution Corp.	183,560	10,681
* NBTY, Inc.	303,502	9,090
*^ Rite Aid Corp.	2,973,238	8,741
*^ Chattem, Inc.	86,274	5,723
Casey's General Stores, Inc.	243,539	5,504
* Ralcorp Holdings, Inc.	84,770	4,929
* United Natural Foods, Inc.	217,474	4,069
* Darling International, Inc.	282,606	3,660
Seaboard Corp.	2,010	3,146
*^ Green Mountain Coffee Roasters, Inc.	87,564	2,771
* American Oriental Bioengineering, Inc.	320,300	2,595
* Winn-Dixie Stores, Inc.	143,887	2,584
* Boston Beer Co., Inc. Class A	52,150	2,479
* The Great Atlantic & Pacific Tea Co., Inc.	84,542	2,217
^ Cal-Maine Foods, Inc.	62,387	2,083
^ Tootsie Roll Industries, Inc.	59,305	1,494
Coca-Cola Bottling Co.	21,289	1,312
* The Pantry, Inc.	59,285	1,250
* Alliance One International, Inc.	180,588	1,091
*^ USANA Health Sciences, Inc.	47,312	1,042
* Revlon, Inc. Class A	767,762	745
*^ Spectrum Brands Inc.	138,792	634
*^ Jones Soda Co.	132,678	463
National Beverage Corp.	29,938	230
^ Mannatech, Inc.	29,545	211

		133,967

Energy (12.5%)
* Quicksilver Resources, Inc.	549,092	20,058
* Oceaneering International, Inc.	294,113	18,529
* Petrohawk Energy Corp.	910,126	18,357
* Superior Energy Services, Inc.	429,948	17,035
Massey Energy Co.	425,238	15,521
* Alpha Natural Resources, Inc.	350,413	15,222
* Core Laboratories N.V.	124,755	14,883
* Helix Energy Solutions Group, Inc.	463,341	14,595
* Atwood Oceanics, Inc.	152,302	13,969
St. Mary Land & Exploration Co.	335,806	12,929
* Dresser Rand Group, Inc.	412,457	12,683
Foundation Coal Holdings, Inc.	241,458	12,153
* Oil States International, Inc.	254,257	11,393
* W-H Energy Services, Inc.	163,884	11,283
Holly Corp.	251,088	10,900
* Comstock Resources, Inc.	237,331	9,564
Berry Petroleum Class A	203,549	9,463
Cabot Oil & Gas Corp.	181,568	9,231
Helmerich & Payne, Inc.	193,450	9,067
Penn Virginia Corp.	202,375	8,923
* Carrizo Oil & Gas, Inc.	145,485	8,623
* Continental Resources, Inc.	269,443	8,593
* Dril-Quip, Inc.	183,688	8,536
* EXCO Resources, Inc.	446,668	8,263
* Delta Petroleum Corp.	356,237	8,030
* Global Industries Ltd.	491,461	7,908
Atlas America, Inc.	129,295	7,815
* Bill Barrett Corp.	155,344	7,340
* Encore Acquisition Co.	178,896	7,206
Crosstex Energy, Inc.	208,934	7,093
* Arena Resources, Inc.	173,250	6,707
* Patriot Coal Corp.	141,955	6,668
* TETRA Technologies, Inc.	396,773	6,285
* Willbros Group, Inc.	192,386	5,887
* Petroleum Development Corp.	79,686	5,520
* ION Geophysical Corp.	390,771	5,393
* ATP Oil & Gas Corp.	152,380	4,986
* Unit Corp.	86,771	4,916
*^ Cheniere Energy, Inc.	241,121	4,774
* Contango Oil & Gas Co.	72,878	4,709
*^ International Coal Group, Inc.	694,979	4,413
* Grey Wolf, Inc.	636,254	4,314
CARBO Ceramics Inc.	104,726	4,200
* NATCO Group Inc.	88,710	4,147
* Parallel Petroleum Corp.	209,506	4,100
World Fuel Services Corp.	145,140	4,074
* Hercules Offshore, Inc.	157,964	3,968
* PetroQuest Energy, Inc.	224,326	3,890
*^ McMoRan Exploration Co.	217,533	3,761
* SEACOR Holdings Inc.	41,101	3,508
* Warren Resources Inc.	295,045	3,502
* Complete Production Services, Inc.	152,243	3,492
*^ Goodrich Petroleum Corp.	102,863	3,094
* Gulfmark Offshore, Inc.	49,094	2,686
* Rosetta Resources, Inc.	135,845	2,672
* T-3 Energy Services, Inc.	61,877	2,633
* Dawson Geophysical Co.	38,824	2,621
* Cal Dive International, Inc.	251,409	2,610
Lufkin Industries, Inc.	39,279	2,507
* Matrix Service Co.	141,961	2,439
* Bois d'Arc Energy, Inc.	106,396	2,287
Gulf Island Fabrication, Inc.	68,102	1,956
* Parker Drilling Co.	299,205	1,933
RPC Inc.	118,883	1,806
* VeraSun Energy Corp.	223,112	1,640
* GMX Resources Inc.	46,050	1,609
* Basic Energy Services Inc.	70,951	1,567
* Gulfport Energy Corp.	147,426	1,563
* Energy Partners, Ltd.	152,453	1,444
*^ USEC Inc.	383,536	1,419
* PHI Inc. Non-Voting Shares	43,138	1,361
* Veneco Inc.	107,328	1,247
* Superior Well Services, Inc.	56,937	1,245
* Newpark Resources, Inc.	240,501	1,227
* Uranium Resources Inc.	195,191	1,169
* OYO Geospace Corp.	24,893	1,131
* Clean Energy Fuels Corp.	82,656	1,104
^ Alon USA Energy, Inc.	62,571	952
Delek US Holdings, Inc.	71,520	906
*^ Allis-Chalmers Energy Inc.	60,837	839
*^ Pacific Ethanol, Inc.	173,521	763
* Rentech, Inc.	784,298	698
* Bronco Drilling Co., Inc.	38,885	627
* US BioEnergy Corp.	96,240	568
*^ SulphCo, Inc.	126,449	527
*^ Aventine Renewable Energy Holdings, Inc.	84,135	438
*^ Verenium Corp.	109,564	386
*^ GeoGlobal Resources Inc.	123,991	346
*^ Evergreen Energy, Inc.	212,836	328

		502,727

Financials (5.0%)
Jones Lang LaSalle Inc.	197,771	15,296
Taubman Co. REIT	281,011	14,641
* Affiliated Managers Group, Inc.	159,776	14,498
* Philadelphia Consolidated Holding Corp.	326,722	10,520
* Liberty Media Corp.-Capital Series A	657,696	10,352
Digital Realty Trust, Inc. REIT	213,605	7,583
Hilb, Rogal and Hamilton Co.	197,818	6,225
Equity Lifestyle Properties, Inc. REIT	123,688	6,106
Cash America International Inc.	155,953	5,677
* Interactive Brokers Group, Inc.	215,076	5,521
^ Greenhill & Co., Inc.	78,604	5,468
GFI Group Inc.	86,476	4,955
Erie Indemnity Co. Class A	93,132	4,767
*^ Enstar Group Ltd.	41,347	4,601
optionsXpress Holdings Inc.	218,758	4,530
UCBH Holdings, Inc.	557,637	4,327
* Signature Bank	150,692	3,843
^ Portfolio Recovery Associates, Inc.	80,796	3,465
^ PrivateBancorp, Inc.	103,365	3,253
* E*TRADE Financial Corp.	793,052	3,061
* Dollar Financial Corp.	129,319	2,974
PS Business Parks, Inc. REIT	55,518	2,881
Tower Group, Inc.	111,414	2,804
* PICO Holdings, Inc.	90,492	2,736
* World Acceptance Corp.	80,987	2,579
* Alexander's, Inc. REIT	7,019	2,488
NewAlliance Bancshares, Inc.	186,892	2,291
Tanger Factory Outlet Centers, Inc. REIT	58,461	2,249
^ National Financial Partners Corp.	98,283	2,208
* EZCORP, Inc.	173,797	2,139
* Investors Bancorp, Inc.	132,444	2,033
*^ KBW Inc.	91,478	2,017
Calamos Asset Management, Inc.	113,869	1,854
*^ Pinnacle Financial Partners, Inc.	70,722	1,810
* FCStone Group, Inc.	62,334	1,727
* eHealth, Inc.	77,501	1,710
* MarketAxess Holdings, Inc.	164,509	1,635
Bank of the Ozarks, Inc.	67,212	1,606
* Tejon Ranch Co.	41,256	1,540
* First Cash Financial Services, Inc.	147,480	1,523
Amtrust Financial Services Inc.	93,531	1,516
*^ Western Alliance Bancorp	103,720	1,334
^ The First Marblehead Corp.	174,831	1,304
* LaBranche & Co. Inc.	295,654	1,286
CoBiz Inc.	92,759	1,208
* TradeStation Group, Inc.	141,142	1,203
* Oritani Financial Corp.	75,726	1,149
* Virginia Commerce Bancorp, Inc.	96,240	1,105
^ Cascade Bancorp	112,578	1,076
ViewPoint Financial Group	60,951	1,006
Saul Centers, Inc. REIT	19,906	1,000
* Hilltop Holdings Inc.	84,486	879
Gamco Investors Inc. Class A	14,901	750
* Darwin Professional Underwriters, Inc.	31,837	716
* Penson Worldwide, Inc.	67,603	624
*^ Credit Acceptance Corp.	40,155	624
^ Life Partners Holdings	28,695	529
* NewStar Financial, Inc.	67,600	350
* FX Real Estate and Entertainment Inc.	52,094	306
*^ Wauwatosa Holdings, Inc.	25,200	300
Roma Financial Corp.	17,816	266
* Thomas Weisel Partners Group, Inc.	33,865	224
*^ Primus Guaranty, Ltd.	37,783	135
* FX Real Estate and Entertainment, Inc. Rights Exp. 4/11/08	24,981	2

		200,385

Health Care (17.2%)
* Illumina, Inc.	293,172	22,252
* BioMarin Pharmaceutical Inc.	517,105	18,290
* Pediatrix Medical Group, Inc.	258,570	17,428
* ResMed Inc.	412,827	17,413
* IDEXX Laboratories Corp.	326,818	16,099
* Tenet Healthcare Corp.	2,531,711	14,329
* Gen-Probe Inc.	287,336	13,850
* Techne Corp.	200,644	13,515
* Edwards Lifesciences Corp.	302,887	13,494
* VCA Antech, Inc.	449,974	12,307
* OSI Pharmaceuticals, Inc.	310,137	11,596
* Inverness Medical Innovations, Inc.	340,798	10,258
* Psychiatric Solutions, Inc.	293,710	9,963
* United Therapeutics Corp.	113,624	9,851
*^ Myriad Genetics, Inc.	234,929	9,465
* Varian, Inc.	162,557	9,415
* HLTH Corp.	975,590	9,307
* Onyx Pharmaceuticals, Inc.	294,213	8,541
* Magellan Health Services, Inc.	212,715	8,443
Cooper Cos., Inc.	239,270	8,238
* Haemonetics Corp.	135,714	8,086
* Immucor Inc.	373,438	7,969
* PAREXEL International Corp.	296,735	7,745
* Dionex Corp.	99,655	7,672
*^ HealthSouth Corp.	420,904	7,488
* Alexion Pharmaceuticals, Inc.	124,054	7,356
* LifeCell Corp.	172,877	7,266
* Cepheid, Inc.	296,434	7,230
Meridian Bioscience Inc.	202,381	6,766
* Healthways, Inc.	190,348	6,727
* PDL BioPharma Inc.	623,962	6,608
*^ Advanced Medical Optics, Inc.	323,127	6,560
* Nuvasive, Inc.	187,574	6,473
* Alkermes, Inc.	543,661	6,459
* Affymetrix, Inc.	368,651	6,418
* Valeant Pharmaceuticals International	485,792	6,233
* Applera Corp.-Celera Genomics Group	422,945	6,217
Medicis Pharmaceutical Corp.	300,463	5,916
* PSS World Medical, Inc.	345,523	5,756
* Medarex, Inc.	645,689	5,714
* Cubist Pharmaceuticals, Inc.	299,659	5,520
* Amedisys Inc.	140,068	5,510
* Sunrise Senior Living, Inc.	242,769	5,409
Chemed Corp.	127,824	5,394
* The Medicines Co.	263,022	5,313
* Martek Biosciences Corp.	172,568	5,275
* American Medical Systems Holdings, Inc.	366,575	5,202
* Eclipsys Corp.	257,934	5,058
*^ ArthroCare Corp.	149,019	4,970
Analogic Corp.	71,382	4,750
* inVentiv Health, Inc.	164,067	4,727
* Wright Medical Group, Inc.	193,311	4,667
* Apria Healthcare Group Inc.	233,577	4,613
*^ Integra LifeSciences Holdings	105,698	4,595
Mentor Corp.	172,330	4,432
* Bio-Rad Laboratories, Inc. Class A	49,575	4,410
* Isis Pharmaceuticals, Inc.	302,130	4,263
* Incyte Corp.	405,217	4,259
* HealthExtras, Inc.	170,572	4,237
* Regeneron Pharmaceuticals, Inc.	210,870	4,047
* Auxilium Pharmaceuticals, Inc.	150,926	4,036
* Human Genome Sciences, Inc.	683,442	4,025
* Exelixis, Inc.	558,820	3,884
* The TriZetto Group, Inc.	231,787	3,869
* K-V Pharmaceutical Co. Class A	151,079	3,771
* Savient Pharmaceuticals Inc.	186,113	3,722
* Alnylam Pharmaceuticals Inc.	152,382	3,718
* Thoratec Corp.	259,964	3,715
* Omnicell, Inc.	175,147	3,520
* Phase Forward Inc.	203,494	3,476
* Bruker BioSciences Corp.	225,620	3,472
*^ Luminex Corp.	176,109	3,461
* Align Technology, Inc.	311,343	3,459
*^ SurModics, Inc.	81,782	3,425
* Nektar Therapeutics	491,820	3,413
* Sciele Pharma, Inc.	171,186	3,338
* HMS Holdings Corp.	116,885	3,337
* Orthofix International N.V.	81,489	3,241
* Centene Corp.	232,275	3,238
* Kendle International Inc.	70,191	3,153
* Gentiva Health Services, Inc.	141,807	3,086
* Seattle Genetics, Inc.	331,657	3,018
* Allscripts Healthcare Solutions, Inc.	287,766	2,970
* Conceptus, Inc.	157,816	2,929
* Acorda Therapeutics Inc.	161,838	2,905
* Zoll Medical Corp.	109,054	2,900
* Symmetry Medical Inc.	170,245	2,826
* Xenoport Inc.	69,506	2,813
* Air Methods Corp.	57,947	2,803
* AMN Healthcare Services, Inc.	180,921	2,790
* Sun Healthcare Group Inc.	206,960	2,719
* eResearch Technology, Inc.	216,120	2,684
* Abaxis, Inc.	114,989	2,664
*^ Theravance, Inc.	247,360	2,605
* PharMerica Corp.	154,256	2,556
* SonoSite, Inc.	89,323	2,539
* Quidel Corp.	156,896	2,520
* Abraxis BioScience	42,593	2,516
* ev3 Inc.	306,277	2,493
* Pharmanet Development Group, Inc.	95,831	2,418
* Emeritus Corp.	114,473	2,388
* CV Therapeutics, Inc.	318,949	2,274
* AMAG Pharmaceuticals, Inc.	55,738	2,254
*^ Halozyme Therapeutics Inc.	352,709	2,243
* Merit Medical Systems, Inc.	138,468	2,192
* ViroPharma Inc.	242,467	2,168
* Cyberonics, Inc.	144,051	2,089
* APP Pharmaceuticals, Inc.	170,347	2,058
*^ Geron Corp.	403,080	1,967
*^ Sangamo BioSciences, Inc.	192,940	1,960
* ICU Medical, Inc.	66,836	1,923
* Volcano Corp.	149,699	1,871
* XOMA Ltd.	705,275	1,827
* OraSure Technologies, Inc.	249,523	1,824
* Assisted Living Concepts Inc.	309,206	1,821
*^ Sirona Dental Systems Inc.	66,620	1,797
*^ MannKind Corp.	295,842	1,766
* MedCath Corp.	96,489	1,756
* TomoTherapy, Inc.	118,931	1,707
* Indevus Pharmaceuticals, Inc.	345,104	1,646
* Salix Pharmaceuticals, Ltd.	253,676	1,593
*^ InterMune Inc.	108,082	1,576
* Cypress Bioscience, Inc.	199,419	1,428
*^ Genomic Health, Inc.	75,034	1,417
*^ Dendreon Corp.	293,220	1,413
* Palomar Medical Technologies, Inc.	92,664	1,399
*^ Sirtis Pharmaceuticals Inc.	107,533	1,397
* Momenta Pharmaceuticals, Inc.	126,851	1,386
*^ GTx, Inc.	83,952	1,350
* Insulet Corp.	91,551	1,318
* Arena Pharmaceuticals, Inc.	192,520	1,317
*^ Vital Images, Inc.	87,045	1,290
*^ Zymogenetics, Inc.	130,855	1,282
* Universal American Corp.	119,103	1,262
*^ Medivation Inc.	84,906	1,208
* Noven Pharmaceuticals, Inc.	130,913	1,176
* Accuray Inc.	142,225	1,111
* Akorn, Inc.	234,176	1,108
* Neurocrine Biosciences, Inc.	203,058	1,097
* Enzo Biochem, Inc.	114,769	1,043
*^ Osiris Therapeutics, Inc.	77,754	978
* Orexigen Therapeutics Inc.	90,765	935
*^ Progenics Pharmaceuticals, Inc.	142,246	929
*^ Stereotaxis Inc.	148,458	879
* Array BioPharma Inc.	119,626	839
LCA-Vision Inc.	65,965	825
* Omrix Biopharmaceuticals, Inc.	58,881	824
* Lexicon Pharmaceuticals Inc.	402,420	813
* Odyssey Healthcare, Inc.	87,282	786
* Acadia Pharmaceuticals Inc.	83,982	761
* Alliance Imaging, Inc.	88,451	761
Vital Signs, Inc.	14,922	756
*^ Hansen Medical Inc.	52,345	736
* Nighthawk Radiology Holdings, Inc.	72,561	679
*^ Affymax Inc.	48,109	678
* K-V Pharmaceutical Co. Class B	26,991	675
* Nabi Biopharmaceuticals	163,294	656
* Senomyx, Inc.	105,700	624
* Aspect Medical Systems, Inc.	81,945	500
*^ deCODE genetics, Inc.	313,115	479
* Cadence Pharmaceuticals, Inc.	77,112	459
* Clinical Data, Inc.	21,523	398
* Emergent BioSolutions Inc.	31,744	283
*^ Amicus Therapeutics, Inc.	20,868	223
*^ Keryx Biopharmaceuticals, Inc.	221,394	133
* Northstar Neuroscience, Inc.	49,002	77
* Celgene Corp.	830	51

		695,830

Industrials (17.2%)
Bucyrus International, Inc.	199,810	20,311
* Corrections Corp. of America	663,027	18,247
* FTI Consulting, Inc.	256,695	18,236
* Alliant Techsystems, Inc.	174,676	18,084
* Covanta Holding Corp.	657,533	18,082
* BE Aerospace, Inc.	494,400	17,279
* General Cable Corp.	280,432	16,565
* Kansas City Southern	410,565	16,468
* Kirby Corp.	271,333	15,466
Donaldson Co., Inc.	380,699	15,335
Landstar System, Inc.	287,103	14,975
* Copart, Inc.	380,461	14,747
* IHS Inc. Class A	195,995	12,604
Graco, Inc.	336,015	12,184
* Thomas & Betts Corp.	309,650	11,262
* Waste Connections, Inc.	363,096	11,162
MSC Industrial Direct Co., Inc. Class A	254,562	10,755
* Gardner Denver Inc.	285,766	10,602
* Hexcel Corp.	510,578	9,757
Wabtec Corp.	247,389	9,317
Actuant Corp.	295,280	8,920
The Toro Co.	214,748	8,888
The Brink's Co.	129,556	8,704
Valmont Industries, Inc.	96,772	8,505
* Teledyne Technologies, Inc.	178,207	8,376
Herman Miller, Inc.	325,805	8,005
* Esterline Technologies Corp.	156,165	7,866
* Geo Group Inc.	272,122	7,739
* Orbital Sciences Corp.	315,194	7,596
* Hub Group, Inc.	203,641	6,698
Mine Safety Appliances Co.	161,765	6,663
* Continental Airlines, Inc. Class B	340,533	6,548
Watson Wyatt & Co. Holdings	113,534	6,443
*^ Energy Conversion Devices, Inc.	213,548	6,385
UTI Worldwide, Inc.	317,878	6,383
Lindsay Manufacturing Co.	59,652	6,113
* Clean Harbors Inc.	90,425	5,878
* Genesee & Wyoming Inc. Class A	167,279	5,754
* WESCO International, Inc.	152,478	5,564
* AAR Corp.	202,599	5,525
Forward Air Corp.	155,046	5,495
* ESCO Technologies Inc.	137,518	5,462
^ Knight Transportation, Inc.	323,720	5,328
* The Advisory Board Co.	96,623	5,309
*^ The Middleby Corp.	84,950	5,300
* II-VI, Inc.	134,768	5,118
*^ American Superconductor Corp.	219,696	5,095
* Chart Industries, Inc.	149,982	5,075
*^ Evergreen Solar, Inc.	537,156	4,979
* Perini Corp.	137,105	4,967
* Navigant Consulting, Inc.	258,658	4,909
*^ JetBlue Airways Corp.	838,120	4,861
Heartland Express, Inc.	336,632	4,800
* Old Dominion Freight Line, Inc.	149,443	4,757
* TransDigm Group, Inc.	125,324	4,643
* TeleTech Holdings, Inc.	205,924	4,625
Healthcare Services Group, Inc.	216,003	4,458
* GrafTech International Ltd.	273,988	4,441
* Ceradyne, Inc.	138,733	4,434
Resources Connection, Inc.	245,290	4,383
Rollins, Inc.	243,339	4,305
* RBC Bearings Inc.	115,122	4,274
*^ American Commercial Lines Inc.	267,931	4,233
* CoStar Group, Inc.	97,792	4,205
Titan International, Inc.	131,520	4,026
* EMCOR Group, Inc.	173,438	3,852
* Acco Brands Corp.	274,700	3,728
* Huron Consulting Group Inc.	89,679	3,726
* Astec Industries, Inc.	95,194	3,690
Interface, Inc.	250,601	3,521
* Mobile Mini, Inc.	184,218	3,500
* Layne Christensen Co.	99,869	3,497
HEICO Corp.	70,818	3,452
* AirTran Holdings, Inc.	489,405	3,230
* TrueBlue, Inc.	235,034	3,159
Heidrick & Struggles International, Inc.	94,160	3,063
* Tetra Tech, Inc.	156,284	3,049
Administaff, Inc.	128,398	3,032
*^ Taser International Inc.	320,222	3,010
^ Badger Meter, Inc.	65,603	2,834
Dynamic Materials Corp.	64,997	2,808
* Ladish Co., Inc.	77,633	2,795
* GenCorp, Inc.	271,269	2,791
* M&F Worldwide Corp.	74,019	2,768
* American Reprographics Co.	182,387	2,707
American Science & Engineering, Inc.	49,435	2,698
* Blount International, Inc.	215,041	2,660
Raven Industries, Inc.	87,070	2,638
Cubic Corp.	85,552	2,432
* Team, Inc.	86,886	2,372
Steelcase Inc.	214,245	2,370
* Atlas Air Worldwide Holdings, Inc.	42,726	2,350
* DynCorp International Inc. Class A	136,913	2,284
^ Gorman-Rupp Co.	67,076	2,206
* NuCo2, Inc.	78,803	2,188
* Korn/Ferry International	129,051	2,181
Freightcar America Inc.	63,005	2,161
Horizon Lines Inc.	107,646	2,003
^ Simpson Manufacturing Co.	72,673	1,975
*^ Fuel-Tech N.V.	95,538	1,959
* Allegiant Travel Co.	72,034	1,903
* CRA International Inc.	58,630	1,884
* Cenveo Inc.	177,375	1,855
Sun Hydraulics Corp.	61,643	1,804
* Innerworkings, Inc.	127,935	1,795
* Kenexa Corp.	95,175	1,759
* Beacon Roofing Supply, Inc.	153,578	1,536
*^ FuelCell Energy, Inc.	223,987	1,490
* Amerco, Inc.	24,405	1,393
*^ 3D Systems Corp.	94,639	1,390
* Pike Electric Corp.	97,242	1,355
^ Houston Wire & Cable Co.	83,256	1,334
* MTC Technologies, Inc.	52,576	1,250
*^ Power-One, Inc.	374,103	1,201
*^ Medis Technology Ltd.	131,164	1,190
*^ Plug Power, Inc.	374,947	1,166
* Hudson Highland Group, Inc.	136,518	1,156
Encore Wire Corp.	60,878	1,109
The Greenbrier Cos., Inc.	41,061	1,089
Knoll, Inc.	94,146	1,086
* Columbus McKinnon Corp.	33,682	1,043
* First Advantage Corp. Class A	48,578	1,029
* H&E Equipment Services, Inc.	81,700	1,027
Aircastle Ltd.	87,818	988
* Stanley Inc.	31,009	914
* Kforce Inc.	94,264	833
American Railcar Industries, Inc.	36,842	749
*^ Force Protection, Inc.	363,736	731
* Universal Truckload Services, Inc.	34,502	720
* TurboChef Technologies, Inc.	101,431	661
*^ EnerNOC Inc.	55,769	636
Schawk, Inc.	39,596	633
* Polypore International Inc.	29,993	621
* LECG Corp.	66,035	618
HEICO Corp. Class A	13,152	516
* Accuride Corp.	52,864	433
*^ Applied Energetics, Inc.	169,445	281
* TriMas Corp.	52,540	277

		693,617

Information Technology (23.5%)
* FLIR Systems, Inc.	689,108	20,735
* Mettler-Toledo International Inc.	192,626	18,708
* Brocade Communications Systems, Inc.	2,081,470	15,195
* Itron, Inc.	163,521	14,755
* MICROS Systems, Inc.	437,896	14,740
* ANSYS, Inc.	418,039	14,431
* Ciena Corp.	459,150	14,156
* Nuance Communications, Inc.	774,877	13,491
*^ Cree, Inc.	455,453	12,734
FactSet Research Systems Inc.	233,868	12,598
* CommScope, Inc.	359,402	12,518
* Zebra Technologies Corp. Class A	363,368	12,108
* Novell, Inc.	1,868,259	11,751
* Equinix, Inc.	174,578	11,608
* Varian Semiconductor Equipment Associates, Inc.	405,283	11,409
Global Payments Inc.	273,988	11,332
* Polycom, Inc.	484,841	10,928
Jack Henry & Associates Inc.	430,482	10,620
* Rambus Inc.	448,913	10,464
* Parametric Technology Corp.	619,197	9,895
* SINA.com	277,694	9,789
* NeuStar, Inc. Class A	367,356	9,728
* ValueClick, Inc.	524,502	9,048
* Microsemi Corp.	392,435	8,948
* Metavante Technologies	444,235	8,880
Broadridge Financial Solutions LLC	484,246	8,523
* Silicon Laboratories Inc.	264,878	8,354
National Instruments Corp.	318,965	8,338
* Unisys Corp.	1,877,982	8,319
* F5 Networks, Inc.	453,570	8,241
* Informatica Corp.	468,571	7,994
*^ VistaPrint Ltd.	221,545	7,743
* THQ Inc.	353,053	7,697
* Atmel Corp.	2,159,799	7,516
* Perot Systems Corp.	494,748	7,441
* ON Semiconductor Corp.	1,305,036	7,413
* Rofin-Sinar Technologies Inc.	165,086	7,412
* TIBCO Software Inc.	1,018,223	7,270
* Concur Technologies, Inc.	233,339	7,245
* Plexus Corp.	248,131	6,960
* Sohu.com Inc.	150,194	6,778
* Amkor Technology, Inc.	630,768	6,749
* Digital River, Inc.	215,814	6,684
* Wright Express Corp.	212,399	6,527
* Omniture, Inc.	281,212	6,527
* Gartner, Inc. Class A	334,255	6,464
* Atheros Communications, Inc.	303,294	6,321
* Sybase, Inc.	239,490	6,299
* Verigy Ltd.	318,960	6,009
ADTRAN Inc.	318,914	5,900
* j2 Global Communications, Inc.	263,491	5,881
* Intermec, Inc.	260,758	5,786
Blackbaud, Inc.	236,418	5,740
* Foundry Networks, Inc.	495,687	5,740
* VeriFone Holdings, Inc.	356,434	5,657
* SRA International, Inc.	231,643	5,631
* CNET Networks, Inc.	770,981	5,474
* Tessera Technologies, Inc.	255,770	5,320
* Take-Two Interactive Software, Inc.	197,785	5,047
* InterDigital, Inc.	253,460	5,021
* ATMI, Inc.	180,067	5,011
* ScanSource, Inc.	138,239	5,003
* Comtech Telecommunications Corp.	128,216	5,000
* OmniVision Technologies, Inc.	295,295	4,967
*^ Sonus Networks, Inc.	1,433,396	4,931
Acxiom Corp.	410,740	4,876
* Semtech Corp.	339,577	4,866
* EarthLink, Inc.	642,826	4,853
* ManTech International Corp.	106,683	4,839
Cognex Corp.	219,876	4,800
* FormFactor Inc.	246,634	4,711
* Blackboard Inc.	140,152	4,671
* Quest Software, Inc.	352,676	4,609
* Websense, Inc.	242,501	4,547
* Advent Software, Inc.	105,342	4,490
* Net 1 UEPS Technologies, Inc.	195,555	4,410
* TiVo Inc.	502,070	4,398
* Infinera Corp.	366,231	4,395
* Euronet Worldwide, Inc.	221,198	4,260
* Cymer, Inc.	163,299	4,252
* Cabot Microelectronics Corp.	128,400	4,128
* L-1 Identity Solutions Inc.	300,927	4,002
* The Ultimate Software Group, Inc.	132,108	3,971
* RF Micro Devices, Inc.	1,464,060	3,894
* Macrovision Corp.	286,631	3,870
*^ ACI Worldwide, Inc.	191,185	3,809
* Harmonic, Inc.	498,628	3,790
* SPSS, Inc.	97,057	3,764
* NETGEAR, Inc.	188,012	3,751
* Synaptics Inc.	156,677	3,741
* MicroStrategy Inc.	50,151	3,711
* Blue Coat Systems, Inc.	168,240	3,708
* DealerTrack Holdings Inc.	181,446	3,669
* Diodes Inc.	160,339	3,521
*^ Bankrate, Inc.	69,079	3,446
*^ Sigma Designs, Inc.	149,845	3,397
* Progress Software Corp.	112,466	3,365
* PMC Sierra Inc.	580,025	3,306
* EchoStar Corp.	111,552	3,295
Daktronics, Inc.	181,090	3,243
* Wind River Systems Inc.	418,669	3,240
Syntel, Inc.	121,587	3,240
* Sapient Corp.	465,384	3,239
* Rogers Corp.	95,374	3,186
* Epicor Software Corp.	280,650	3,143
* Manhattan Associates, Inc.	136,410	3,128
* RealNetworks, Inc.	542,714	3,110
* MSC Software Corp.	238,536	3,099
* Sykes Enterprises, Inc.	174,379	3,067
MTS Systems Corp.	94,418	3,046
* ViaSat, Inc.	137,572	2,988
Fair Isaac, Inc.	134,198	2,888
^ Quality Systems, Inc.	94,914	2,835
Micrel, Inc.	303,634	2,815
* Hittite Microwave Corp.	74,474	2,787
^ Heartland Payment Systems, Inc.	120,031	2,762
* Tyler Technologies, Inc.	197,119	2,756
* FEI Co.	125,798	2,746
* Commvault Systems, Inc.	220,719	2,737
* Lawson Software, Inc.	356,526	2,685
* Veeco Instruments, Inc.	161,008	2,678
* Dycom Industries, Inc.	218,578	2,625
* FARO Technologies, Inc.	84,097	2,622
* Applied Micro Circuits Corp.	364,101	2,614
* SonicWALL, Inc.	314,713	2,571
* Advanced Energy Industries, Inc.	193,215	2,562
* Emulex Corp.	155,992	2,533
* SAVVIS, Inc.	155,461	2,529
* Data Domain, Inc.	105,007	2,499
* Interwoven Inc.	232,503	2,483
* Ansoft Corp.	81,213	2,479
*^ Universal Display Corp.	169,530	2,428
* Cogent Inc.	253,115	2,387
* Solera Holdings, Inc.	96,837	2,359
* Brightpoint, Inc.	282,115	2,358
* Monolithic Power Systems	131,679	2,322
* Move, Inc.	747,740	2,303
*^ DTS Inc.	94,128	2,259
* Silicon Image, Inc.	449,184	2,250
*^ Netlogic Microsystems Inc.	90,567	2,186
* Exar Corp.	262,966	2,164
* EPIQ Systems, Inc.	137,363	2,132
* Forrester Research, Inc.	80,131	2,130
* ANADIGICS, Inc.	322,969	2,119
* Mentor Graphics Corp.	238,963	2,110
* Arris Group Inc.	361,380	2,103
* Littelfuse, Inc.	59,749	2,089
* Cavium Networks, Inc.	127,087	2,084
InfoSpace, Inc.	177,959	2,059
*^ Echelon Corp.	152,379	2,057
* VASCO Data Security International, Inc.	149,340	2,043
*^ LoopNet, Inc.	155,924	1,980
* Riverbed Technology, Inc.	132,041	1,962
* Taleo Corp. Class A	100,952	1,958
* Synchronoss Technologies, Inc.	95,294	1,909
* Magma Design Automation, Inc.	198,497	1,900
Cohu, Inc.	116,852	1,899
* Radiant Systems, Inc.	135,889	1,898
*^ Finisar Corp.	1,481,460	1,896
* Stratasys, Inc.	106,451	1,895
* Vignette Corp.	142,202	1,878
* Hughes Communications Inc.	35,893	1,819
* Extreme Networks, Inc.	584,753	1,813
* ComScore Inc.	89,402	1,793
* The Knot, Inc.	151,380	1,779
* ExlService Holdings, Inc.	76,593	1,759
* Starent Networks Corp.	128,257	1,731
* BearingPoint, Inc.	1,023,539	1,720
* Ixia	219,710	1,705
* Novatel Wireless, Inc.	174,028	1,685
Technitrol, Inc.	72,456	1,676
* TTM Technologies, Inc.	146,984	1,664
* Mattson Technology, Inc.	272,393	1,659
* Intervoice, Inc.	205,921	1,639
* Trident Microsystems, Inc.	317,910	1,637
* Vocus, Inc.	61,329	1,619
*^ UTStarcom, Inc.	549,671	1,561
* Global Cash Access, Inc.	265,870	1,558
* Comtech Group Inc.	143,460	1,548
*^ SiRF Technology Holdings, Inc.	303,886	1,547
*^ Conexant Systems, Inc.	2,624,783	1,522
* Ariba, Inc.	150,292	1,452
* Rackable Systems Inc.	157,327	1,435
* Kulicke & Soffa Industries, Inc.	287,874	1,376
* Newport Corp.	122,229	1,365
* Harris Stratex Networks, Inc. Class A	136,079	1,365
* Symyx Technologies, Inc.	178,538	1,339
*^ Aruba Networks, Inc.	253,628	1,321
*^ Palm, Inc.	264,132	1,321
* Sonic Solutions, Inc.	133,390	1,287
* IPG Photonics Corp.	81,863	1,284
* Supertex, Inc.	61,985	1,265
^ Marchex, Inc.	125,186	1,249
* FalconStor Software, Inc.	159,539	1,214
* Switch and Data Inc.	117,720	1,202
* Perficient, Inc.	147,245	1,169
* RightNow Technologies Inc.	98,018	1,166
* Internap Network Services Corp.	234,813	1,165
* MRV Communications Inc.	842,953	1,155
* Advanced Analogic Technologies, Inc.	204,200	1,148
* Ultratech, Inc.	118,572	1,139
* Smart Modular Technologies Inc.	178,487	1,109
* GSI Group, Inc.	141,015	1,097
Openwave Systems Inc.	445,495	1,091
* Chordiant Software, Inc.	177,780	1,072
*^ WebMD Health Corp. Class A	44,914	1,059
* Lionbridge Technologies, Inc.	308,125	1,032
* Multi-Fineline Electronix, Inc.	52,534	986
* Packeteer, Inc.	193,286	984
* iPass Inc.	316,708	956
* BigBand Networks Inc.	161,393	925
* Powerwave Technologies, Inc.	349,640	892
* eSPEED, Inc. Class A	76,226	889
Bel Fuse, Inc. Class B	31,756	885
TNS Inc.	40,716	840
* iGATE Corp.	114,558	816
* S1 Corp.	108,611	772
* Rudolph Technologies, Inc.	73,942	722
* Eagle Test Systems, Inc.	67,447	708
*^ Comverge Inc.	65,684	679
*^ Orbcomm, Inc.	133,385	662
* OpNext, Inc.	120,231	655
* Liquidity Services, Inc.	81,769	654
* TechTarget	43,239	613
* Spansion Inc. Class A	221,126	608
* Lattice Semiconductor Corp.	213,838	607
* DivX, Inc.	83,164	582
*^ Limelight Networks Inc.	153,429	497
*^ Isilon Systems Inc.	98,384	480
* Optium Corp.	61,622	433
* PDF Solutions, Inc.	77,607	428
Renaissance Learning, Inc.	13,536	189
* Jupitermedia Corp.	61,977	130
Bel Fuse, Inc. Class A	1,344	42

		947,614

Materials (4.8%)
Cleveland-Cliffs Inc.	223,500	26,780
* Terra Industries, Inc.	477,992	16,983
Nalco Holding Co.	762,999	16,137
Airgas, Inc.	257,030	11,687
Hercules, Inc.	586,816	10,733
Carpenter Technology Corp.	170,345	9,534
Greif Inc. Class A	126,452	8,590
*^ W.R. Grace & Co.	376,266	8,586
^ Eagle Materials, Inc.	235,236	8,363
Scotts Miracle-Gro Co.	240,113	7,784
Texas Industries, Inc.	124,209	7,466
* Hecla Mining Co.	644,223	7,190
* RTI International Metals, Inc.	123,369	5,578
NewMarket Corp.	73,563	5,550
Kaiser Aluminum Corp.	76,958	5,333
* Coeur d'Alene Mines Corp.	1,138,584	4,600
*^ Zoltek Cos., Inc.	143,867	3,815
*^ Stillwater Mining Co.	221,955	3,434
* Haynes International, Inc.	62,168	3,412
Deltic Timber Corp.	56,726	3,160
* Brush Engineered Materials Inc.	108,844	2,794
Silgan Holdings, Inc.	45,870	2,277
*^ Calgon Carbon Corp.	133,304	2,006
Royal Gold, Inc.	50,610	1,527
*^ General Moly, Inc.	187,704	1,500
*^ Apex Silver Mines Ltd.	109,929	1,332
Myers Industries, Inc.	97,607	1,282
A.M. Castle & Co.	47,271	1,276
* Flotek Industries, Inc.	83,432	1,217
American Vanguard Corp.	52,873	880
* Graphic Packaging Holding Co.	268,076	783
Tronox Inc.	48,622	194
Tronox Inc. Class B	41,372	161

		191,944

Telecommunication Services (1.3%)
* SBA Communications Corp.	507,284	15,132
* Time Warner Telecom Inc.	662,842	10,267
* Cogent Communications Group, Inc.	244,608	4,479
*^ Rural Cellular Corp. Class A	69,977	3,095
* Centennial Communications Corp. Class A	429,942	2,541
* Cbeyond Inc.	120,977	2,273
NTELOS Holdings Corp.	90,050	2,179
*^ Global Crossing Ltd.	130,916	1,985
* Cincinnati Bell Inc.	464,421	1,979
iPCS, Inc.	77,525	1,810
* General Communication, Inc.	239,996	1,474
*^ Clearwire Corp.	94,222	1,395
* PAETEC Holding Corp.	164,669	1,097
*^ Globalstar, Inc.	132,133	963
Shenandoah Telecommunications Co.	59,398	881
*^ Vonage Holdings Corp.	417,478	772
* Fibertower Corp.	193,660	341

		52,663

Utilities (0.1%)
Ormat Technologies Inc.	90,324	3,885
SJW Corp.	25,841	739

		4,624

Total Common Stocks
(Cost $4,151,600)		4,023,265

Temporary Cash Investments (6.5%)

Money Market Fund (6.5%)
1 Vanguard Market Liquidity Fund, 2.800%	262,936,482	262,936
	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
2 Federal Home Loan Mortgage Corp.
3 3.607%, 4/7/08	1,000	1,000
2 Federal National Mortgage Assn.
3 2.701%, 4/21/08	1,000	999

Total Temporary Cash Investments
(Cost $264,934)		264,935

Total Investments (106.3%)
(Cost $4,416,534)		4,288,200

Other Assets and Liabilities-Net (-6.3%)		(252,356)

Net Assets (100%)		4,035,844

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,999,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $4,416,534,000. Net unrealized depreciation of investment securities for tax purposes was $128,334,000, consisting of unrealized gains of $483,445,000 on securities that had risen in value since their purchase and $611,779,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 6.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Russell 2000 Index	30	10,350	263

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities. Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	4,286,201	263

Level 2- Other Significant Observable Inputs	1,999	-

Level 3- Significant Unobservable Inputs	-	-

Total	4,288,200	263

Vanguard Small-Cap Value Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.8%)

Consumer Discretionary (11.6%)
Service Corp. International	1,608,841	16,314
Snap-On Inc.	316,246	16,081
Tupperware Brands Corp.	355,621	13,755
Phillips-Van Heusen Corp.	326,020	12,363
* Lear Corp.	400,489	10,377
* Getty Images, Inc.	309,386	9,900
MDC Holdings, Inc.	211,732	9,272
Barnes & Noble, Inc.	300,141	9,199
Gentex Corp.	515,184	8,835
Wolverine World Wide, Inc.	301,694	8,752
* AnnTaylor Stores Corp.	359,550	8,694
Meredith Corp.	220,411	8,431
OfficeMax, Inc.	435,217	8,330
Brunswick Corp.	509,084	8,130
Ryland Group, Inc.	242,925	7,990
Regal Entertainment Group Class A	411,289	7,934
* TRW Automotive Holdings Corp.	319,490	7,466
International Speedway Corp.	177,694	7,321
* Quiksilver, Inc.	722,727	7,090
* Rent-A-Center, Inc.	386,079	7,085
Regis Corp.	254,480	6,996
Men's Wearhouse, Inc.	291,995	6,795
Jones Apparel Group, Inc.	493,596	6,624
Interactive Data Corp.	217,455	6,191
Dillard's Inc.	351,165	6,044
* Saks Inc.	484,374	6,040
* Scholastic Corp.	191,091	5,784
* Exide Technologies	434,570	5,693
Bob Evans Farms, Inc.	204,225	5,635
*^ Zale Corp.	283,240	5,597
American Greetings Corp. Class A	295,671	5,485
American Axle & Manufacturing Holdings, Inc.	262,592	5,383
Belo Corp. Class A	508,018	5,370
Callaway Golf Co.	363,454	5,336
Cooper Tire & Rubber Co.	343,617	5,144
ArvinMeritor, Inc.	398,109	4,980
Penske Automotive Group Inc.	246,820	4,803
CBRL Group, Inc.	130,157	4,656
^ Ethan Allen Interiors, Inc.	163,279	4,642
* Collective Brands, Inc.	378,321	4,585
* Tween Brands, Inc.	177,745	4,397
* JAKKS Pacific, Inc.	154,875	4,270
^ IHOP Corp.	88,257	4,228
* Timberland Co.	289,851	3,980
Circuit City Stores, Inc.	973,157	3,873
Stage Stores, Inc.	238,976	3,871
* DreamWorks Animation SKG, Inc.	144,839	3,734
^ Columbia Sportswear Co.	83,412	3,673
Brown Shoe Co., Inc.	242,533	3,655
Domino's Pizza, Inc.	268,232	3,618
Harte-Hanks, Inc.	264,465	3,615
Sonic Automotive, Inc.	174,183	3,579
^ The McClatchy Co. Class A	329,667	3,527
The Buckle, Inc.	78,716	3,521
*^ Cabela's Inc.	247,133	3,499
* The Children's Place Retail Stores, Inc.	141,281	3,470
* Charming Shoppes, Inc.	707,685	3,418
Stewart Enterprises, Inc. Class A	519,926	3,338
^ Furniture Brands International Inc.	265,956	3,112
* Genesco, Inc.	131,572	3,041
*^ Valassis Communications, Inc.	276,698	3,002
Group 1 Automotive, Inc.	124,828	2,931
Blyth, Inc.	148,093	2,920
UniFirst Corp.	78,680	2,918
* Helen of Troy Ltd.	168,968	2,834
Hearst-Argyle Television Inc.	136,400	2,814
* 99 Cents Only Stores	283,113	2,800
Sinclair Broadcast Group, Inc.	304,978	2,717
Superior Industries International, Inc.	130,629	2,711
Ameristar Casinos, Inc.	148,421	2,709
Cato Corp. Class A	177,690	2,655
Churchill Downs, Inc.	55,252	2,610
Modine Manufacturing Co.	179,152	2,596
* Gaylord Entertainment Co.	83,277	2,522
Asbury Automotive Group, Inc.	182,264	2,508
*^ Meritage Corp.	128,781	2,488
* Aftermarket Technology Corp.	127,637	2,481
^ La-Z-Boy Inc.	296,794	2,475
RCN Corp.	217,164	2,428
The Marcus Corp.	124,009	2,381
*^ CSK Auto Corp.	253,736	2,362
* The Dress Barn, Inc.	180,542	2,336
^ Lee Enterprises, Inc.	231,250	2,315
Fred's, Inc.	220,317	2,258
* Charlotte Russe Holding Inc.	129,672	2,249
Ruby Tuesday, Inc.	298,476	2,239
* RC2 Corp.	106,040	2,224
Speedway Motorsports, Inc.	88,062	2,208
World Wrestling Entertainment, Inc.	118,380	2,203
Movado Group, Inc.	112,806	2,199
^ Beazer Homes USA, Inc.	229,791	2,172
* Cox Radio, Inc.	181,600	2,157
Oxford Industries, Inc.	92,912	2,093
^ Standard Pacific Corp.	423,606	2,059
Journal Communications, Inc.	272,048	2,008
Jackson Hewitt Tax Service Inc.	174,029	1,996
^ Borders Group, Inc.	339,690	1,994
* Jo-Ann Stores, Inc.	129,511	1,908
^ Citadel Broadcasting Corp.	1,066,520	1,770
Monro Muffler Brake, Inc.	104,534	1,767
Entercom Communications Corp.	168,243	1,671
* Pier 1 Imports Inc.	258,689	1,625
Media General, Inc. Class A	114,537	1,606
Monaco Coach Corp.	166,227	1,576
* Steven Madden, Ltd.	91,052	1,560
Sauer-Danfoss, Inc.	70,222	1,555
^ Talbots Inc.	142,012	1,531
CSS Industries, Inc.	43,531	1,522
O'Charley's Inc.	128,121	1,476
FTD Group, Inc.	108,073	1,450
^ Tempur-Pedic International Inc.	130,117	1,431
Gray Television, Inc.	247,892	1,411
* Fisher Communications, Inc.	43,346	1,351
* Skechers U.S.A., Inc.	66,418	1,342
* Core-Mark Holding Co., Inc.	45,172	1,298
^ Brookfield Homes Corp.	76,787	1,290
*^ MarineMax, Inc.	100,787	1,256
* Steak n Shake Co.	157,976	1,243
^ M/I Homes, Inc.	72,977	1,239
^ GateHouse Media, Inc.	202,990	1,185
* AH Belo Corp.	102,963	1,177
Finish Line, Inc.	246,187	1,172
Landry's Restaurants, Inc.	69,961	1,139
Kenneth Cole Productions, Inc.	65,904	1,116
*^ Hovnanian Enterprises Inc. Class A	104,432	1,107
^ Warner Music Group Corp.	218,383	1,088
The Pep Boys (Manny, Moe & Jack)	105,635	1,052
* Great Wolf Resorts, Inc.	160,978	1,027
Lithia Motors, Inc.	93,048	945
* Tuesday Morning Corp.	181,323	939
* Westwood One, Inc.	433,716	911
Stein Mart, Inc.	159,530	897
* Bluegreen Corp.	128,400	860
* Build-A-Bear-Workshop, Inc.	90,166	820
* Knology, Inc.	61,111	791
Building Materials Holding Corp.	172,641	756
Dover Downs Gaming & Entertainment, Inc.	86,995	740
*^ Avatar Holding, Inc.	15,741	686
* Leapfrog Enterprises, Inc.	93,436	659
* Radio One, Inc. Class D	430,989	655
* ValueVision Media, Inc.	114,547	635
^ Marine Products Corp.	76,772	620
* Emmis Communications, Inc.	176,243	613
^ Nautilus Inc.	184,944	608
* Lin TV Corp.	56,197	540
Arctic Cat, Inc.	67,283	490
*^ Six Flags, Inc.	275,823	452
* Retail Ventures, Inc.	83,635	406
*^ Krispy Kreme Doughnuts, Inc.	118,103	360
*^ Palm Harbor Homes, Inc.	60,396	318
^ Bon-Ton Stores, Inc.	42,693	234
*^ Magna Entertainment Corp. Class A	236,691	80
*^ Heelys Inc.	17,113	73

		527,122

Consumer Staples (3.9%)
Corn Products International, Inc.	432,106	16,048
J.M. Smucker Co.	315,461	15,965
* BJ's Wholesale Club, Inc.	375,781	13,412
Del Monte Foods Co.	1,169,342	11,144
Universal Corp. (VA)	157,988	10,353
Ruddick Corp.	223,205	8,227
Longs Drug Stores, Inc.	174,167	7,395
* Hain Celestial Group, Inc.	229,044	6,757
* Performance Food Group Co.	204,794	6,693
Nu Skin Enterprises, Inc.	317,757	5,726
*^ Chiquita Brands International, Inc.	245,786	5,680
Lancaster Colony Corp.	129,359	5,169
Pilgrim's Pride Corp.	249,769	5,053
Vector Group Ltd.	243,883	4,290
* TreeHouse Foods Inc.	180,071	4,116
Sanderson Farms, Inc.	104,573	3,975
The Andersons, Inc.	87,777	3,916
WD-40 Co.	92,429	3,073
* Elizabeth Arden, Inc.	150,508	3,003
* Ralcorp Holdings, Inc.	49,253	2,864
* Winn-Dixie Stores, Inc.	155,555	2,794
Nash-Finch Co.	78,065	2,653
Lance, Inc.	135,077	2,648
J & J Snack Foods Corp.	86,185	2,368
* Alliance One International, Inc.	363,596	2,196
Weis Markets, Inc.	62,314	2,148
* Darling International, Inc.	164,359	2,128
Ingles Markets, Inc.	72,060	1,772
* Prestige Brands Holdings Inc.	204,259	1,671
PriceSmart, Inc.	59,872	1,659
Reddy Ice Holdings, Inc.	126,205	1,644
Tootsie Roll Industries, Inc.	64,262	1,619
* The Pantry, Inc.	63,992	1,349
* The Great Atlantic & Pacific Tea Co., Inc.	49,821	1,306
* Central Garden & Pet Co. Class A	267,716	1,189
Farmer Brothers, Inc.	42,405	981
Alico, Inc.	21,584	953
* Central Garden and Pet Co.	131,187	605
^ Mannatech, Inc.	62,054	442
*^ Spectrum Brands Inc.	83,093	380
National Beverage Corp.	34,310	263

		175,627

Energy (5.6%)
* Forest Oil Corp.	457,710	22,409
* Kinder Morgan Management, LLC	376,165	19,173
Cabot Oil & Gas Corp.	364,320	18,522
Helmerich & Payne, Inc.	388,357	18,202
Tidewater Inc.	300,926	16,584
* Whiting Petroleum Corp.	245,242	15,855
* Mariner Energy Inc.	478,323	12,920
Overseas Shipholding Group Inc.	171,183	11,990
* Unit Corp.	173,973	9,856
* Stone Energy Corp.	153,718	8,041
* Hercules Offshore, Inc.	316,703	7,956
* Swift Energy Co.	173,760	7,817
* SEACOR Holdings Inc.	82,549	7,046
* Bristow Group, Inc.	130,290	6,993
W&T Offshore, Inc.	175,992	6,003
* Hornbeck Offshore Services, Inc.	127,034	5,802
*^ BPZ Energy, Inc.	256,193	5,567
* Pioneer Drilling Co.	286,681	4,567
*^ Oilsands Quest, Inc.	1,102,272	4,343
* Encore Acquisition Co.	103,670	4,176
General Maritime Corp.	164,823	3,891
*^ Enbridge Energy Management LLC	69,102	3,360
* Gulfmark Offshore, Inc.	52,961	2,898
* Rosetta Resources, Inc.	146,910	2,890
Lufkin Industries, Inc.	42,378	2,705
* Trico Marine Services, Inc.	69,196	2,697
* Grey Wolf, Inc.	370,050	2,509
* Harvest Natural Resources, Inc.	201,279	2,427
Western Refining, Inc.	176,891	2,383
* Parker Drilling Co.	322,829	2,085
* Complete Production Services, Inc.	89,508	2,053
* Brigham Exploration Co.	252,284	1,531
* Newpark Resources, Inc.	260,076	1,326
* Bronco Drilling Co., Inc.	78,127	1,259
RPC Inc.	70,351	1,069
* Basic Energy Services Inc.	41,780	923
*^ Allis-Chalmers Energy Inc.	66,409	916
*^ USEC Inc.	219,997	814
* PHI Inc. Non-Voting Shares	25,685	810
* Superior Well Services, Inc.	33,611	735
* US BioEnergy Corp.	104,688	618
*^ SulphCo, Inc.	135,294	564
* Aventine Renewable Energy Holdings, Inc.	92,551	481
*^ Evergreen Energy, Inc.	230,742	355
*^ Verenium Corp.	66,062	233
*^ GeoGlobal Resources Inc.	76,055	212

		255,566

Financials (32.1%)
Health Care Inc. REIT	470,556	21,236
Rayonier Inc. REIT	450,593	19,574
Nationwide Health Properties, Inc. REIT	536,673	18,113
Alexandria Real Estate Equities, Inc. REIT	184,046	17,065
Essex Property Trust, Inc. REIT	145,392	16,572
Cullen/Frost Bankers, Inc.	304,186	16,134
Waddell & Reed Financial, Inc.	481,743	15,478
^ Realty Income Corp. REIT	583,536	14,950
Bank of Hawaii Corp.	282,887	14,020
Mack-Cali Realty Corp. REIT	392,043	14,000
StanCorp Financial Group, Inc.	285,941	13,642
BRE Properties Inc. Class A REIT	293,116	13,354
Senior Housing Properties Trust REIT	544,344	12,901
Arthur J. Gallagher & Co.	542,124	12,805
Aspen Insurance Holdings Ltd.	483,387	12,752
Valley National Bancorp	658,149	12,643
The Hanover Insurance Group Inc.	299,740	12,331
Fulton Financial Corp.	1,001,123	12,304
* Investment Technology Group, Inc.	253,145	11,690
Wilmington Trust Corp.	371,062	11,540
Washington Federal Inc.	504,840	11,531
Endurance Specialty Holdings Ltd.	314,465	11,509
Douglas Emmett, Inc. REIT	507,270	11,190
* Conseco, Inc.	1,077,095	10,986
^ Apollo Investment Corp.	688,902	10,905
Platinum Underwriters Holdings, Ltd.	330,393	10,725
* Alleghany Corp.	31,223	10,663
Susquehanna Bancshares, Inc.	492,196	10,026
Jefferies Group, Inc.	616,262	9,940
BancorpSouth, Inc.	427,279	9,896
IPC Holdings Ltd.	349,325	9,781
Post Properties, Inc. REIT	252,301	9,744
Reinsurance Group of America, Inc.	178,947	9,742
Highwood Properties, Inc. REIT	313,430	9,738
DCT Industrial Trust Inc. REIT	972,395	9,685
FirstMerit Corp.	464,591	9,598
Commerce Group, Inc.	260,328	9,387
Potlatch Corp. REIT	226,245	9,337
Kilroy Realty Corp. REIT	189,106	9,287
Home Properties, Inc. REIT	192,658	9,246
Whitney Holdings Corp.	371,350	9,206
National Retail Properties REIT	415,070	9,152
* ProAssurance Corp.	169,782	9,139
^ Ambac Financial Group, Inc.	1,570,755	9,032
BioMed Realty Trust, Inc. REIT	377,895	9,028
Washington REIT	269,376	9,003
Montpelier Re Holdings Ltd.	560,872	9,002
Allied World Assurance Holdings, Ltd.	225,082	8,936
^ Westamerica Bancorporation	169,413	8,911
HRPT Properties Trust REIT	1,301,561	8,760
Corporate Office Properties Trust, Inc. REIT	259,742	8,730
* Knight Capital Group, Inc. Class A	532,508	8,648
Entertainment Properties Trust REIT	175,042	8,635
Webster Financial Corp.	308,738	8,605
CBL & Associates Properties, Inc. REIT	360,406	8,480
* SVB Financial Group	191,593	8,361
First Niagara Financial Group, Inc.	607,344	8,254
Assured Guaranty Ltd.	344,155	8,170
Brandywine Realty Trust REIT	476,257	8,077
^ First Industrial Realty Trust REIT	257,836	7,965
First Midwest Bancorp, Inc.	280,518	7,790
Zenith National Insurance Corp.	214,016	7,675
Healthcare Realty Trust Inc. REIT	292,773	7,656
The Phoenix Cos., Inc.	626,360	7,648
Delphi Financial Group, Inc.	252,511	7,381
Selective Insurance Group	306,440	7,318
^ MGIC Investment Corp.	689,686	7,262
National Penn Bancshares Inc.	397,235	7,226
Mercury General Corp.	157,918	6,997
Mid-America Apartment Communities, Inc. REIT	140,282	6,992
UMB Financial Corp.	168,506	6,942
Omega Healthcare Investors, Inc. REIT	392,602	6,816
International Bancshares Corp.	297,205	6,711
*^ AmeriCredit Corp.	660,910	6,655
LaSalle Hotel Properties REIT	231,431	6,649
DiamondRock Hospitality Co. REIT	519,547	6,583
East West Bancorp, Inc.	364,037	6,462
EastGroup Properties, Inc. REIT	137,451	6,386
Max Re Capital Ltd.	243,712	6,383
* Argo Group International Holdings	177,033	6,288
The South Financial Group, Inc.	418,155	6,214
Colonial Properties Trust REIT	257,957	6,204
Old National Bancorp	343,914	6,190
* E*TRADE Financial Corp.	1,594,582	6,155
United Bankshares, Inc.	224,488	5,983
Odyssey Re Holdings Corp.	161,181	5,923
Trustmark Corp.	264,413	5,891
American Financial Realty Trust REIT	741,907	5,891
Prosperity Bancshares, Inc.	203,762	5,840
Extra Space Storage Inc. REIT	358,107	5,798
Hancock Holding Co.	136,822	5,749
R.L.I. Corp.	114,250	5,663
Strategic Hotels and Resorts, Inc. REIT	429,232	5,636
^ Redwood Trust, Inc. REIT	153,922	5,595
^ Cousins Properties, Inc. REIT	224,492	5,547
Sunstone Hotel Investors, Inc. REIT	342,621	5,485
Pennsylvania REIT	224,837	5,484
Pacific Capital Bancorp	254,490	5,472
Inland Real Estate Corp. REIT	359,493	5,468
F.N.B. Corp.	349,627	5,458
Citizens Banking Corp.	436,679	5,428
MFA Mortgage Investments, Inc. REIT	853,907	5,380
^ Umpqua Holdings Corp.	346,127	5,368
Glacier Bancorp, Inc.	278,652	5,342
Sovran Self Storage, Inc. REIT	125,000	5,339
Employers Holdings, Inc.	286,394	5,310
Ares Capital Corp.	419,793	5,277
Erie Indemnity Co. Class A	100,693	5,154
Equity One, Inc. REIT	213,250	5,112
First Charter Corp.	190,807	5,096
* Forestar Real Estate Group, Inc.	203,934	5,080
Cathay General Bancorp	244,483	5,068
Lexington Realty Trust REIT	349,209	5,032
MB Financial, Inc.	162,816	5,011
Franklin Street Properties Corp. REIT	345,866	4,953
Capitol Federal Financial	128,499	4,816
Midland Co.	72,760	4,724
First BanCorp Puerto Rico	454,188	4,615
Alfa Corp.	209,681	4,609
NewAlliance Bancshares, Inc.	375,786	4,607
Tanger Factory Outlet Centers, Inc. REIT	117,473	4,519
Provident Financial Services Inc.	319,075	4,512
Wintrust Financial Corp.	128,457	4,490
United Fire & Casualty Co.	118,661	4,438
Digital Realty Trust, Inc. REIT	124,799	4,430
Sterling Financial Corp.	282,061	4,403
First Commonwealth Financial Corp.	379,762	4,401
Horace Mann Educators Corp.	250,181	4,373
^ Park National Corp.	60,890	4,314
American Campus Communities, Inc. REIT	157,389	4,306
Acadia Realty Trust REIT	176,439	4,261
National Health Investors REIT	136,154	4,255
* Navigators Group, Inc.	77,828	4,234
Medical Properties Trust Inc. REIT	373,838	4,232
First Citizens BancShares Class A	30,242	4,214
Sterling Bancshares, Inc.	421,444	4,189
FelCor Lodging Trust, Inc. REIT	342,454	4,120
First Community Bancorp	153,334	4,117
^ Frontier Financial Corp.	228,841	4,046
Community Bank System, Inc.	162,689	3,996
Infinity Property & Casualty Corp.	94,379	3,926
NBT Bancorp, Inc.	176,847	3,926
S & T Bancorp, Inc.	120,389	3,873
^ TrustCo Bank NY	434,908	3,866
Ashford Hospitality Trust REIT	673,252	3,824
City Holding Co.	94,835	3,784
CVB Financial Corp.	361,278	3,761
Brookline Bancorp, Inc.	325,439	3,736
^ United Community Banks, Inc.	219,554	3,728
First Financial Bankshares, Inc.	89,833	3,681
* Stifel Financial Corp.	77,026	3,458
MCG Capital Corp.	378,782	3,443
* Piper Jaffray Cos., Inc.	100,924	3,427
LandAmerica Financial Group, Inc.	85,326	3,368
^ First Busey Corp.	158,391	3,345
Parkway Properties Inc. REIT	89,240	3,298
^ Gramercy Capital Corp. REIT	155,378	3,252
Central Pacific Financial Co.	172,507	3,252
WesBanco, Inc.	130,820	3,233
U-Store-It Trust REIT	283,133	3,208
Investors Real Estate Trust REIT	320,465	3,134
^ Maguire Properties, Inc. REIT	217,844	3,117
Bank Mutual Corp.	288,499	3,098
Financial Federal Corp.	140,989	3,075
^ Northwest Bancorp, Inc.	112,422	3,072
Radian Group, Inc.	465,499	3,058
OneBeacon Insurance Group Ltd.	160,681	3,056
Cedar Shopping Centers, Inc. REIT	255,325	2,982
Chemical Financial Corp.	124,477	2,968
^ NorthStar Realty Finance Corp. REIT	356,050	2,909
Provident New York Bancorp, Inc.	214,204	2,892
Harleysville Group, Inc.	78,412	2,830
National Western Life Insurance Co. Class A	12,778	2,770
IBERIABANK Corp.	62,520	2,767
American Equity Investment Life Holding Co.	295,572	2,743
Stewart Information Services Corp.	97,970	2,742
The PMI Group Inc.	469,626	2,733
LTC Properties, Inc. REIT	105,899	2,723
Safety Insurance Group, Inc.	79,419	2,711
First Merchants Corp.	94,844	2,707
Sandy Spring Bancorp, Inc.	95,044	2,616
Renasant Corp.	116,226	2,615
Glimcher Realty Trust REIT	217,485	2,601
American Physicians Capital, Inc.	54,845	2,543
Anworth Mortgage Asset Corp. REIT	414,661	2,542
Amcore Financial, Inc.	124,077	2,525
Sterling Financial Corp. (PA)	144,346	2,519
^ Newcastle Investment Corp. REIT	304,730	2,517
Harleysville National Corp.	171,493	2,473
First Financial Bancorp	183,370	2,466
Independent Bank Corp. (MA)	82,451	2,436
Cohen & Steers, Inc.	91,884	2,434
State Auto Financial Corp.	82,685	2,409
Dime Community Bancshares	137,754	2,408
^ Anthracite Capital Inc. REIT	364,687	2,407
Flagstone Reinsurance Holdings Ltd.	196,994	2,384
^ National Financial Partners Corp.	105,985	2,381
^ Capital Trust Class A REIT	86,919	2,342
Kite Realty Group Trust REIT	167,266	2,342
* United America Indemnity, Ltd.	121,398	2,338
^ RAIT Financial Trust REIT	334,592	2,322
Columbia Banking System, Inc.	103,223	2,310
^ IndyMac Bancorp, Inc.	464,838	2,306
* Texas Capital Bancshares, Inc.	136,431	2,303
Boston Private Financial Holdings, Inc.	216,100	2,288
Community Trust Bancorp Inc.	78,086	2,288
Ramco-Gershenson Properties Trust REIT	106,636	2,251
Presidential Life Corp.	127,884	2,230
^ Downey Financial Corp.	120,584	2,216
* Investors Bancorp, Inc.	142,939	2,194
* Guaranty Financial Group, Inc.	203,922	2,166
Universal Health Realty Income REIT	64,840	2,159
First Potomac REIT	139,981	2,152
*^ First Federal Financial Corp.	78,720	2,137
FBL Financial Group, Inc. Class A	74,781	2,131
* Beneficial Mutual Bancorp, Inc.	213,710	2,114
*^ Greenlight Capital Re. Ltd.	111,702	2,078
Education Realty Trust, Inc. REIT	164,576	2,069
Sun Communities, Inc. REIT	100,066	2,051
Castlepoint Holdings Ltd.	210,263	2,046
Omega Financial Corp.	65,549	2,045
CapLease, Inc. REIT	257,928	2,004
Saul Centers, Inc. REIT	39,885	2,004
Advance America, Cash Advance Centers, Inc.	265,234	2,002
BankFinancial Corp.	125,575	1,998
First Community Bancshares, Inc.	54,739	1,994
Anchor Bancorp Wisconsin Inc.	104,455	1,981
GMH Communities Trust REIT	228,275	1,981
Provident Bankshares Corp.	184,027	1,976
Capital Southwest Corp.	15,692	1,941
Washington Trust Bancorp, Inc.	77,739	1,929
Simmons First National Corp.	64,323	1,912
Tompkins Trustco, Inc.	38,555	1,897
* FCStone Group, Inc.	67,290	1,864
^ Capitol Bancorp Ltd.	85,734	1,812
SWS Group, Inc.	145,373	1,778
* Centennial Bank Holdings Inc.	282,588	1,775
Nara Bancorp, Inc.	136,034	1,767
* Hilltop Holdings Inc.	169,516	1,763
^ Capital City Bank Group, Inc.	60,771	1,762
First Financial Corp. (IN)	56,677	1,745
City Bank Lynnwood (WA)	77,991	1,737
^ Corus Bankshares Inc.	175,294	1,706
Hanmi Financial Corp.	230,543	1,704
^ Arbor Realty Trust, Inc. REIT	112,634	1,699
PS Business Parks, Inc. REIT	32,709	1,698
WSFS Financial Corp.	34,067	1,679
Old Second Bancorp, Inc.	63,114	1,676
Compass Diversified Trust	127,403	1,675
Univest Corp. of Pennsylvania	63,159	1,654
BancFirst Corp.	35,561	1,628
First Source Corp.	76,722	1,615
Getty Realty Holding Corp. REIT	100,027	1,593
^ S.Y. Bancorp, Inc.	67,823	1,576
* CNA Surety Corp.	101,673	1,564
Integra Bank Corp.	96,255	1,559
Sterling Bancorp	98,664	1,532
Flagstar Bancorp, Inc.	211,398	1,526
First Financial Holdings, Inc.	63,819	1,497
Banner Corp.	64,300	1,481
First State Bancorporation	110,369	1,478
* Alexander's, Inc. REIT	4,117	1,459
Midwest Banc Holdings, Inc.	112,705	1,440
Union Bankshares Corp.	73,378	1,421
^ The First Marblehead Corp.	189,453	1,413
Urstadt Biddle Properties Class A REIT	89,502	1,408
Heartland Financial USA, Inc.	66,445	1,406
TriCo Bancshares	78,428	1,358
Friedman, Billings, Ramsey Group, Inc. REIT	766,738	1,303
Nelnet, Inc.	109,601	1,288
^ Crystal River Capital Inc. REIT	142,931	1,276
West Coast Bancorp	85,472	1,247
First Place Financial Corp.	95,861	1,246
Independent Bank Corp. (MI)	117,434	1,219
^ JER Investors Trust Inc. REIT	143,462	1,217
Donegal Group Inc. Class A	69,448	1,208
*^ KBW Inc.	53,793	1,186
Baldwin & Lyons, Inc. Class B	44,094	1,132
Kearny Financial Corp.	102,598	1,123
* FBR Capital Markets Corp.	154,614	1,044
^ TierOne Corp.	89,723	1,012
BankAtlantic Bancorp, Inc. Class A	257,339	1,006
Republic Bancorp, Inc. Class A	52,797	997
^ PFF Bancorp, Inc.	117,547	978
*^ Ocwen Financial Corp.	218,977	972
United Community Financial Corp.	150,730	935
^ BankUnited Financial Corp.	184,535	925
^ Thornburg Mortgage, Inc. REIT	871,482	924
^ Seacoast Banking Corp. of Florida	84,211	922
* Tejon Ranch Co.	24,323	908
BlackRock Kelso Capital Corp.	75,455	901
Amtrust Financial Services Inc.	55,144	894
Resource America, Inc.	90,910	859
^ ASTA Funding, Inc.	60,240	839
Gamco Investors Inc. Class A	16,363	824
Advanta Corp. Class B	115,522	812
National Interstate Corp.	33,877	791
Wilshire Bancorp Inc.	103,467	790
Great Southern Bancorp, Inc.	50,383	786
W Holding Co., Inc.	702,036	772
*^ CompuCredit Corp.	87,031	772
Center Financial Corp.	73,801	669
* Meruelo Maddux Properties Inc.	247,844	630
Asset Acceptance Capital Corp.	61,911	596
^ Irwin Financial Corp.	110,052	584
Taylor Capital Group, Inc.	34,650	569
^ Roma Financial Corp.	36,884	550
Advanta Corp. Class A	89,901	538
*^ Franklin Bank Corp.	141,191	428
* NewStar Financial, Inc.	73,962	383
*^ Triad Guaranty, Inc.	71,547	358
*^ Wauwatosa Holdings, Inc.	27,913	332
* First Acceptance Corp.	109,769	313
Urstadt Biddle Properties REIT	19,216	312
^ Deerfield Capital Corp.	224,384	310
*^ Primus Guaranty, Ltd.	79,488	285
* Thomas Weisel Partners Group, Inc.	36,904	244
*^ Fremont General Corp.	398,356	199
^ Security Capital Assurance, Ltd.	209,272	107
* Ares Capital Corp. Rights Exp. 4/21/08	139,745	78
* MCG Capital Corp. Rights Exp. 4/18/08	53,895	58
* Scottish Re Group Ltd.	894	0

		1,458,099

Health Care (4.6%)
Perrigo Co.	458,689	17,306
* Watson Pharmaceuticals, Inc.	568,349	16,664
PerkinElmer, Inc.	684,371	16,596
Universal Health Services Class B	288,634	15,497
STERIS Corp.	366,126	9,823
Owens & Minor, Inc. Holding Co.	235,740	9,274
* LifePoint Hospitals, Inc.	318,621	8,753
* AMERIGROUP Corp.	307,156	8,395
West Pharmaceutical Services, Inc.	186,767	8,261
* Health Management Associates Class A	1,401,112	7,412
* Alpharma, Inc. Class A	252,010	6,605
* Bio-Rad Laboratories, Inc. Class A	53,586	4,766
* Alexion Pharmaceuticals, Inc.	72,356	4,291
* AmSurg Corp.	179,368	4,247
* CONMED Corp.	165,159	4,235
* Kindred Healthcare, Inc.	176,855	3,868
Invacare Corp.	169,603	3,779
* Healthspring, Inc.	259,647	3,656
* Par Pharmaceutical Cos. Inc.	195,258	3,396
Datascope Corp.	76,108	3,153
* Matria Healthcare, Inc.	123,617	2,757
Landauer, Inc.	53,050	2,671
* Isis Pharmaceuticals, Inc.	175,752	2,480
* Greatbatch, Inc.	129,743	2,389
* Regeneron Pharmaceuticals, Inc.	122,661	2,354
* Res-Care, Inc.	134,964	2,315
* Cross Country Healthcare, Inc.	174,973	2,164
* Savient Pharmaceuticals Inc.	108,187	2,164
Ligand Pharmaceuticals Inc. Class B	502,326	2,009
*^ Molina Healthcare Inc.	73,685	1,799
National Healthcare Corp.	36,109	1,759
* Xenoport Inc.	40,372	1,634
* Albany Molecular Research, Inc.	133,180	1,617
Vital Signs, Inc.	29,868	1,513
* Arena Pharmaceuticals, Inc.	211,013	1,443
* Universal American Corp.	128,847	1,366
* AMAG Pharmaceuticals, Inc.	32,779	1,325
* ViroPharma Inc.	142,576	1,275
* Skilled Healthcare Group Inc.	112,434	1,235
Cambrex Corp.	168,636	1,169
*^ Sirona Dental Systems Inc.	39,474	1,065
* Cynosure Inc.	48,815	1,040
* Array BioPharma Inc.	131,070	919
* InterMune Inc.	62,394	910
* Odyssey Healthcare, Inc.	96,134	865
*^ Dendreon Corp.	174,284	840
* Acadia Pharmaceuticals Inc.	92,387	837
* Clinical Data, Inc.	43,261	800
*^ Zymogenetics, Inc.	76,911	754
* Nabi Biopharmaceuticals	177,647	714
*^ Medivation Inc.	48,610	692
* Accuray Inc.	83,311	651
* Enzo Biochem, Inc.	67,277	612
LCA-Vision Inc.	38,444	481
* Alliance Imaging, Inc.	51,597	444
* Senomyx, Inc.	63,951	377
*^ Amicus Therapeutics, Inc.	23,490	251
* Northstar Neuroscience, Inc.	29,102	46

		209,713

Industrials (15.7%)
Ryder System, Inc.	334,984	20,404
Walter Industries, Inc.	299,659	18,768
Lincoln Electric Holdings, Inc.	236,513	15,253
* URS Corp.	460,376	15,050
IDEX Corp.	470,518	14,440
The Timken Co.	470,024	13,969
DRS Technologies, Inc.	237,856	13,862
Kennametal, Inc.	450,156	13,248
Con-way, Inc.	260,616	12,895
Hubbell Inc. Class B	290,724	12,702
^ Trinity Industries, Inc.	470,484	12,538
Carlisle Co., Inc.	357,954	11,970
^ UAP Holding Corp.	300,458	11,520
Lennox International Inc.	313,962	11,293
Crane Co.	277,628	11,202
GATX Corp.	276,591	10,806
Curtiss-Wright Corp.	256,716	10,649
Acuity Brands, Inc.	245,461	10,542
Teleflex Inc.	216,604	10,334
Alexander & Baldwin, Inc.	234,623	10,107
Brady Corp. Class A	293,519	9,812
CLARCOR Inc.	273,122	9,709
Nordson Corp.	175,347	9,442
Woodward Governor Co.	352,134	9,409
The Brink's Co.	139,960	9,403
Belden Inc.	261,182	9,225
* Moog Inc.	210,204	8,873
* United Rentals, Inc.	445,843	8,400
^ Genco Shipping and Trading Ltd.	133,334	7,524
Macquarie Infrastructure Co. LLC	246,605	7,184
Skywest, Inc.	337,882	7,136
Kaydon Corp.	161,091	7,074
Watson Wyatt & Co. Holdings	122,588	6,957
Eagle Bulk Shipping Inc.	269,737	6,948
* United Stationers, Inc.	144,559	6,895
Regal-Beloit Corp.	185,287	6,787
Granite Construction Co.	205,641	6,727
Applied Industrial Technology, Inc.	224,886	6,722
Baldor Electric Co.	238,409	6,675
^ HNI Corp.	239,026	6,427
* Avis Budget Group, Inc.	599,470	6,366
Mueller Industries Inc.	214,006	6,174
Quintana Maritime Ltd.	249,596	5,910
ABM Industries Inc.	259,433	5,822
^ Watsco, Inc.	140,211	5,808
Deluxe Corp.	300,932	5,781
Robbins & Myers, Inc.	168,116	5,489
Triumph Group, Inc.	96,416	5,489
Albany International Corp.	151,749	5,484
* PHH Corp.	311,965	5,438
^ Werner Enterprises, Inc.	289,384	5,371
Briggs & Stratton Corp.	286,016	5,120
Watts Water Technologies, Inc.	181,639	5,091
* GrafTech International Ltd.	296,060	4,799
* EnerSys	197,070	4,714
Ameron International Corp.	50,120	4,688
* Alaska Air Group, Inc.	232,745	4,566
Arkansas Best Corp.	138,056	4,398
*^ YRC Worldwide, Inc.	326,885	4,289
Barnes Group, Inc.	186,255	4,275
* US Airways Group Inc.	477,096	4,251
CIRCOR International, Inc.	91,399	4,227
* EMCOR Group, Inc.	187,281	4,160
G & K Services, Inc. Class A	116,146	4,136
IKON Office Solutions, Inc.	538,877	4,095
Armstrong Worldwide Industries, Inc.	114,758	4,092
Viad Corp.	112,732	4,059
^ Simpson Manufacturing Co.	145,667	3,959
Mueller Water Products, Inc.	495,648	3,906
* EnPro Industries, Inc.	124,787	3,892
* Republic Airways Holdings Inc.	178,882	3,875
Federal Signal Corp.	276,647	3,862
A.O. Smith Corp.	117,488	3,862
Tennant Co.	96,686	3,849
* School Specialty, Inc.	121,708	3,839
Kaman Corp. Class A	135,063	3,821
* Continental Airlines, Inc. Class B	198,259	3,813
* Consolidated Graphics, Inc.	63,253	3,545
Franklin Electric, Inc.	99,515	3,400
* Superior Essex Inc.	118,480	3,332
* Tetra Tech, Inc.	168,748	3,292
Pacer International, Inc.	200,312	3,291
* WESCO International, Inc.	88,644	3,235
Universal Forest Products, Inc.	98,690	3,178
McGrath RentCorp	131,793	3,178
* Interline Brands, Inc.	167,798	3,113
Kelly Services, Inc. Class A	150,650	3,097
Comfort Systems USA, Inc.	236,252	3,074
Tredegar Corp.	154,870	2,820
* NCI Building Systems, Inc.	115,553	2,796
NACCO Industries, Inc. Class A	32,677	2,645
Apogee Enterprises, Inc.	168,001	2,587
Cascade Corp.	51,854	2,557
* Atlas Air Worldwide Holdings, Inc.	46,176	2,540
* Korn/Ferry International	141,398	2,390
* Rush Enterprises, Inc. Class A	150,217	2,379
Ennis, Inc.	140,648	2,360
Bowne & Co., Inc.	153,999	2,348
* CBIZ Inc.	281,456	2,285
TAL International Group, Inc.	96,032	2,263
Knoll, Inc.	190,123	2,194
* Insituform Technologies Inc. Class A	158,565	2,193
* Columbus McKinnon Corp.	67,509	2,091
CDI Corp.	83,083	2,081
Aircastle Ltd.	176,974	1,991
* Spherion Corp.	323,489	1,980
Electro Rent Corp.	113,604	1,721
Gibraltar Industries Inc.	146,653	1,720
* Dollar Thrifty Automotive Group, Inc.	123,901	1,690
* TBS International Ltd.	54,343	1,641
*^ RSC Holdings Inc.	148,813	1,622
Wabash National Corp.	176,962	1,591
Courier Corp.	62,476	1,559
Kimball International, Inc. Class B	138,100	1,480
Vicor Corp.	121,590	1,452
^ Mueller Water Products, Inc. Class A	168,944	1,382
Steelcase Inc.	124,832	1,381
* Griffon Corp.	157,282	1,353
* Argon ST, Inc.	75,793	1,289
* Polypore International Inc.	60,413	1,250
* Commercial Vehicle Group Inc.	123,723	1,226
* Volt Information Sciences Inc.	71,218	1,208
^ The Greenbrier Cos., Inc.	45,058	1,195
Horizon Lines Inc.	62,649	1,166
Great Lakes Dredge & Dock Co.	221,561	1,145
^ American Woodmark Corp.	54,018	1,111
* Cenveo Inc.	103,256	1,080
* Aerovironment Inc.	51,074	1,044
* ABX Holdings Inc.	341,693	1,004
* Kforce Inc.	103,404	914
*^ Beacon Roofing Supply, Inc.	90,973	910
Lawson Products, Inc.	32,587	898
* FuelCell Energy, Inc.	133,157	885
^ Bluelinx Holdings Inc.	173,549	883
* Accuride Corp.	107,357	878
* Amerco, Inc.	14,350	819
*^ Builders FirstSource, Inc.	104,130	756
Schawk, Inc.	42,783	684
* Rush Enterprises, Inc. Class B	46,275	679
Encore Wire Corp.	35,408	645
* Stanley Inc.	18,393	542
The Standard Register Co.	62,704	488
American Railcar Industries, Inc.	21,449	436
* LECG Corp.	39,801	373
* PGT, Inc.	73,827	202
Xerium Technologies Inc.	130,494	168
* TriMas Corp.	31,708	167

		712,523

Information Technology (9.2%)
* Synopsys, Inc.	836,732	19,002
Diebold, Inc.	379,844	14,263
* Anixter International Inc.	194,834	12,477
* QLogic Corp.	791,118	12,144
* Compuware Corp.	1,652,173	12,127
* SAIC, Inc.	628,968	11,693
* Convergys Corp.	751,801	11,322
* Tech Data Corp.	318,817	10,457
* Integrated Device Technology Inc.	1,097,756	9,803
* International Rectifier Corp.	418,631	9,001
* Vishay Intertechnology, Inc.	992,978	8,996
* Fairchild Semiconductor International, Inc.	718,401	8,563
* ADC Telecommunications, Inc.	678,376	8,195
* CACI International, Inc.	173,279	7,893
* Benchmark Electronics, Inc.	412,844	7,411
* MPS Group, Inc.	581,180	6,870
* Sybase, Inc.	258,827	6,807
Global Payments Inc.	159,443	6,595
* Skyworks Solutions, Inc.	886,736	6,455
* Checkpoint Systems, Inc.	229,434	6,160
* MKS Instruments, Inc.	278,173	5,953
*^ Avid Technology, Inc.	237,079	5,771
* Take-Two Interactive Software, Inc.	213,658	5,453
Plantronics, Inc.	280,508	5,417
* 3Com Corp.	2,316,483	5,305
* Emulex Corp.	313,560	5,092
* Sanmina-SCI Corp.	3,060,612	4,958
Broadridge Financial Solutions LLC	281,672	4,957
* Insight Enterprises, Inc.	279,593	4,893
* Electronics for Imaging, Inc.	327,693	4,889
* Entegris Inc.	666,980	4,796
* Solera Holdings, Inc.	194,480	4,738
MAXIMUS, Inc.	128,054	4,701
* Tekelec	360,093	4,483
* Avocent Corp.	259,674	4,388
Imation Corp.	192,840	4,385
* ON Semiconductor Corp.	759,373	4,313
* Sycamore Networks, Inc.	1,143,405	4,185
* TriQuint Semiconductor, Inc.	816,438	4,131
United Online, Inc.	390,735	4,126
* Zoran Corp.	296,519	4,050
* Brooks Automation, Inc.	409,051	3,976
* Standard Microsystem Corp.	135,541	3,955
* Progress Software Corp.	122,029	3,651
* EchoStar Corp.	120,904	3,572
* PMC Sierra Inc.	625,910	3,568
* CMGI, Inc.	268,653	3,562
Technitrol, Inc.	145,713	3,370
* Foundry Networks, Inc.	289,257	3,350
* Axcelis Technologies, Inc.	590,334	3,306
Black Box Corp.	102,063	3,149
Fair Isaac, Inc.	145,206	3,125
* Cirrus Logic, Inc.	462,769	3,110
* JDA Software Group, Inc.	166,374	3,036
* Lawson Software, Inc.	385,752	2,905
* Ariba, Inc.	300,164	2,900
Park Electrochemical Corp.	111,471	2,882
* Electro Scientific Industries, Inc.	160,536	2,646
Methode Electronics, Inc. Class A	219,306	2,564
* Quantum Corp.	1,171,205	2,506
* Hutchinson Technology, Inc.	150,449	2,394
* DSP Group Inc.	187,343	2,387
* CSG Systems International, Inc.	204,950	2,330
* Actel Corp.	150,369	2,302
* Mentor Graphics Corp.	258,701	2,284
* Arris Group Inc.	390,952	2,275
* Littelfuse, Inc.	64,566	2,258
* Mastec Inc.	271,551	2,229
* Photronics, Inc.	229,430	2,191
CTS Corp.	193,060	2,066
* Adaptec, Inc.	698,695	2,054
* Secure Computing Corp.	308,797	1,992
* KEMET Corp.	484,867	1,959
Agilysys, Inc.	152,306	1,767
* SYNNEX Corp.	82,277	1,746
* Ness Technologies Inc.	180,977	1,717
TNS Inc.	82,755	1,708
* Loral Space and Communications Ltd.	70,982	1,692
* FEI Co.	73,223	1,598
* Ciber, Inc.	321,364	1,575
* S1 Corp.	221,024	1,571
*^ Nextwave Wireless Inc.	294,023	1,485
*^ Palm, Inc.	286,301	1,432
* Silicon Storage Technology, Inc.	543,790	1,425
* Lattice Semiconductor Corp.	431,918	1,227
* Spansion Inc. Class A	445,865	1,226
infoUSA Inc.	195,234	1,193
Gevity HR, Inc.	137,462	1,190
* Asyst Technologies, Inc.	290,523	1,017
* eSPEED, Inc. Class A	83,722	976
* TTM Technologies, Inc.	86,205	976
* Powerwave Technologies, Inc.	381,650	973
* Credence Systems Corp.	530,933	903
MoneyGram International, Inc.	483,801	900
* Borland Software Corp.	420,010	848
* Newport Corp.	71,175	795
* Rudolph Technologies, Inc.	80,859	790
* GSI Group, Inc.	83,117	647
Bel Fuse, Inc. Class B	18,269	509
Renaissance Learning, Inc.	27,172	380
* PDF Solutions, Inc.	47,438	261
Bel Fuse, Inc. Class A	7,178	225
* Jupitermedia Corp.	68,521	143

		419,967

Materials (7.9%)
Reliance Steel & Aluminum Co.	389,219	23,299
FMC Corp.	414,680	23,011
Commercial Metals Co.	647,034	19,392
RPM International, Inc.	700,876	14,676
AptarGroup Inc.	374,764	14,589
Cytec Industries, Inc.	262,118	14,115
Packaging Corp. of America	609,780	13,616
* Century Aluminum Co.	189,245	12,536
Quanex Corp.	214,630	11,105
Compass Minerals International, Inc.	186,657	11,009
Valspar Corp.	551,522	10,942
Cabot Corp.	376,961	10,555
Chemtura Corp.	1,396,976	10,254
* OM Group, Inc.	175,599	9,577
Schnitzer Steel Industries, Inc. Class A	122,537	8,703
Olin Corp.	428,384	8,465
Temple-Inland Inc.	612,429	7,790
Sensient Technologies Corp.	259,978	7,667
H.B. Fuller Co.	346,553	7,073
* Rockwood Holdings, Inc.	213,155	6,985
Minerals Technologies, Inc.	111,181	6,982
Airgas, Inc.	149,524	6,799
Worthington Industries, Inc.	375,394	6,333
Rock-Tenn Co.	198,582	5,952
Carpenter Technology Corp.	99,142	5,549
Louisiana-Pacific Corp.	597,355	5,484
Arch Chemicals, Inc.	143,481	5,346
*^ Coeur d'Alene Mines Corp.	1,230,235	4,970
Silgan Holdings, Inc.	92,021	4,567
Koppers Holdings, Inc.	96,208	4,263
AMCOL International Corp.	130,195	4,066
*^ AbitibiBowater, Inc.	312,969	4,040
Glatfelter	247,430	3,739
Ferro Corp.	251,124	3,732
* PolyOne Corp.	510,539	3,252
* Headwaters Inc.	244,604	3,226
Royal Gold, Inc.	101,586	3,065
Innospec, Inc.	138,019	2,926
A. Schulman Inc.	135,778	2,788
*^ Apex Silver Mines Ltd.	220,718	2,675
* Buckeye Technology, Inc.	211,505	2,360
Neenah Paper Inc.	86,252	2,224
Wausau Paper Corp.	261,040	2,156
Schweitzer-Mauduit International, Inc.	85,284	1,973
Spartech Corp.	185,512	1,568
Westlake Chemical Corp.	113,340	1,479
A.M. Castle & Co.	51,809	1,399
^ Georgia Gulf Corp.	192,287	1,333
*^ Calgon Carbon Corp.	78,271	1,178
Innophos Holdings Inc.	61,481	989
American Vanguard Corp.	57,823	962
* General Moly, Inc.	109,275	873
* Graphic Packaging Holding Co.	295,707	863
Myers Industries, Inc.	57,356	753
NL Industries, Inc.	56,581	618
Sims Group Ltd. ADR	20,463	563
Tronox Inc. Class B	83,636	326
Tronox Inc.	55,579	222

		356,952

Telecommunication Services (0.7%)
* Premiere Global Services, Inc.	340,553	4,884
* Syniverse Holdings Inc.	256,254	4,269
* Cincinnati Bell Inc.	931,131	3,967
Alaska Communications Systems Holdings, Inc.	247,272	3,027
Iowa Telecommunications Services Inc.	163,042	2,891
* TerreStar Corp.	454,528	2,218
Consolidated Communications Holdings, Inc.	135,685	2,053
Atlantic Tele-Network, Inc.	57,748	1,954
FairPoint Communications, Inc.	203,349	1,834
SureWest Communications	83,525	1,291
USA Mobility, Inc.	151,652	1,083
^ IDT Corp. Class B	250,932	971
Shenandoah Telecommunications Co.	64,514	957
*^ Clearwire Corp.	55,151	817
* Fibertower Corp.	219,512	386
IDT Corp.	79,689	266

		32,868

Utilities (8.5%)
National Fuel Gas Co.	457,833	21,614
CMS Energy Corp.	1,299,618	17,597
Puget Energy, Inc.	676,476	17,500
Sierra Pacific Resources	1,349,398	17,043
OGE Energy Corp.	530,005	16,520
UGI Corp. Holding Co.	615,979	15,350
AGL Resources Inc.	442,053	15,171
ITC Holdings Corp.	280,030	14,578
^ Aqua America, Inc.	769,333	14,448
Southern Union Co.	588,972	13,705
Atmos Energy Corp.	518,137	13,212
Westar Energy, Inc.	577,053	13,139
Great Plains Energy, Inc.	497,533	12,264
Vectren Corp.	441,786	11,853
Hawaiian Electric Industries Inc.	479,449	11,444
^ Piedmont Natural Gas, Inc.	427,601	11,229
WGL Holdings Inc.	285,489	9,153
Nicor Inc.	260,494	8,729
IDACORP, Inc.	259,253	8,325
Portland General Electric Co.	360,955	8,140
Black Hills Corp.	217,996	7,800
Cleco Corp.	346,404	7,683
New Jersey Resources Corp.	242,960	7,544
* Aquila, Inc.	2,170,459	6,967
Southwest Gas Corp.	246,137	6,882
Northwest Natural Gas Co.	152,708	6,634
South Jersey Industries, Inc.	170,681	5,993
Avista Corp.	305,138	5,968
ALLETE, Inc.	151,206	5,839
Otter Tail Corp.	163,627	5,791
* El Paso Electric Co.	260,512	5,567
PNM Resources Inc.	443,220	5,527
NorthWestern Corp.	214,086	5,217
UniSource Energy Corp.	203,952	4,540
California Water Service Group	113,272	4,321
MGE Energy, Inc.	126,192	4,298
The Laclede Group, Inc.	118,834	4,234
UIL Holdings Corp.	137,930	4,156
Empire District Electric Co.	193,675	3,922
American States Water Co.	99,260	3,573
CH Energy Group, Inc.	90,984	3,539
SJW Corp.	52,215	1,493

		388,502

Total Common Stocks
(Cost $4,664,082)		4,536,939

Temporary Cash Investments (4.8%)

Money Market Fund (4.8%)
1 Vanguard Market Liquidity Fund, 2.800%	215,943,287	215,943
	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)
2 Federal Home Loan Bank
3 2.839%, 4/4/08	1,000	1,000
2 Federal National Mortgage Assn.
3 2.701%, 4/21/08	1,000	999

Total Temporary Cash Investments
(Cost $217,942)		217,942

Total Investments (104.6%)
(Cost $4,882,024)		4,754,881

Other Assets and Liabilities-Net (-4.6%)		(210,498)

Net Assets (100%)		4,544,383

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. 1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $1,999,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $4,882,024,000. Net unrealized depreciation of investment securities for tax purposes was $127,143,000, consisting of unrealized gains of $569,892,000 on securities that had risen in value since their purchase and $697,035,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 4.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	60	4,140	(20)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	4,752,882	(20)

Level 2- Other Significant Observable Inputs	1,999	-

Level 3- Significant Unobservable Inputs	-	-

Total	4,754,881	(20)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 13, 2008

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 13, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.